(LOGO)
NORTHERN FUNDS

MONEY MARKET FUNDS                         MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND          U.S. GOVERNMENT SELECT
MONEY MARKET FUND                          MUNICIPAL MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND     FIXED INCOME FUNDS
U.S. GOVERNMENT FUND                       INTERMEDIATE TAX-EXEMPT FUND
FLORIDA INTERMEDIATE TAX-EXEMPT FUND       FIXED INCOME FUND
TAX-EXEMPT FUND                            CALIFORNIA TAX-EXEMPT FUND
INTERNATIONAL FIXED INCOME FUND            HIGH YIELD MUNICIPAL FUND
HIGH YIELD FIXED INCOME FUND               EQUITY FUNDS
INCOME EQUITY FUND                         STOCK INDEX FUND
GROWTH EQUITY FUND                         SELECT EQUITY FUND
MID CAP GROWTH FUND SMALL CAP INDEX FUND   SMALL CAP FUND
INTERNATIONAL GROWTH EQUITY FUND           INTERNATIONAL SELECT EQUITY FUND
TECHNOLOGY FUND

 ------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
 ------------------------------------------------------------------------------

September 30, 1999

TABLE OF CONTENTS
                                                                       PAGE
Abbreviations and Other Information.......................................1

Money Market Funds
   Statements of Assets and Liabilities...................................2
   Statements of Operations.............................................. 3
   Statements of Changes in Net Assets................................... 4
   Financial Highlights.................................................. 6
   Schedules of Investments
     Money Market Fund.................................................. 11
     U.S. Government Money Market Fund.................................. 16
     U.S. Government Select Money Market Fund........................... 17
     Municipal Money Market Fund........................................ 18
     California Municipal Money Market Fund............................. 33

Fixed Income Funds
   Statements of Assets and Liabilities..................................38
   Statements of Operations............................................. 40
   Statements of Changes in Net Assets.................................. 42
   Financial Highlights................................................. 45
   Schedules of Investments
     U.S. Government Fund............................................... 51
     Intermediate Tax-Exempt Fund....................................... 52
     Florida Intermediate Tax-Exempt Fund............................... 58
     Fixed Income Fund.................................................. 60
     Tax-Exempt Fund.................................................... 63
     California Tax-Exempt Fund......................................... 68
     International Fixed Income Fund.................................... 71
     High Yield Municipal Fund.......................................... 72
     High Yield Fixed Income Fund....................................... 75

Equity Funds
   Statements of Assets and Liabilities................................. 78
   Statements of Operations............................................. 79
   Statements of Changes in Net Assets.................................. 80
   Financial Highlights................................................. 82
   Schedules of Investments
     Income Equity Fund................................................. 88
     Stock Index Fund................................................... 91
     Growth Equity Fund................................................. 99
     Select Equity Fund................................................ 102
     Mid Cap Growth Fund............................................... 104
     Small Cap Index Fund.............................................. 106
     Small Cap Fund.................................................... 131
     International Growth Equity Fund.................................. 145
     International Select Equity Fund.................................. 148
     Technology Fund................................................... 150

Notes to the Financial Statements...................................... 152

This page intentionally left blank.

ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS


ADR       American Depository Receipt

AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Notes

COLLD.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

CVP       Central Valley Project

DEC       Dividend Enhanced
          Convertible Stock

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHA       Federal Housing
          Authority

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

GDR       Global Depository Receipts

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HDA       Housing Development Agency

HFA       Housing Finance Authority

HUD       Housing and Urban
          Development

I.O.      Interest Only Stripped Security

IDA       Industrial Development
          Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

MIPS      Monthly Income Preferred
          Securities

ML/SG     Merrill Societe Generale

MTN       Medium Term Notes

P-FLOATS  Puttable Floating Rate Securities

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PRIDES    Preferred Redeemable Increased
          Dividend Securities

PRSV      Preservation

PSF       Permanent School Fund

RAN       Revenue Anticipation Notes

ROC       Reset Option Certificates

SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

SOC GEN   Societe Generale

STRYPES   Structured Yield Products
          Exchangeable for Stock

TAN       Tax Anticipation Notes

TECONS    Term Convertible Securities

TRACES    Trust Automatic Common
          Exchange Securities

TRAN      Tax and Revenue
          Anticipation Notes

TRB       Tax Revenue Bonds

VRDN      Variable Rate Demand Notes

VRN       Variable Rate Notes

*         Non-Income Producing
          Security




                          ----------------------------
                                NOT FDIC-INSURED
                          ----------------------------
                                 May lose value
                               No bank guarantee
                          ----------------------------



An investment in Northern Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

An investment in a non-money market fund involves risks including possible loss of principle.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, an independent third party.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1999 (UNAUDITED)

MONEY MARKET FUNDS


                                                                                           U.S.
                                                                            U.S.          GOV'T.                       CALIFORNIA
                                                                           GOV'T.         SELECT        MUNICIPAL      MUNICIPAL
                                                             MONEY         MONEY          MONEY           MONEY          MONEY
                                                            MARKET         MARKET         MARKET          MARKET         MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA                  FUND           FUND           FUND            FUND           FUND
--------------------------------------------                 ----           ----           ----            ----           ----
ASSETS:
  Investments, at amortized cost                       $5,250,690      $433,578        $402,402        $2,224,766       $449,760
  Repurchase agreements, at cost which
  approximates market value                                     -        52,056               -                 -              -
  Cash                                                          -             6              46                 -             76
  Income receivable                                        21,060           752             927            14,824          2,931
  Receivable from Adviser                                       -             -               -                 -             29
  Receivable for securities sold                                -             -               -                45              -
  Prepaid and other assets                                     85            22              16                41             10
------------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                     5,271,835       486,414         403,391         2,239,676        452,806
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Overdraft                                                   142             -               -                90              -
  Dividends payable                                        21,296         1,749           1,441             5,479            932
  Payable for securities purchased                              -        44,591          24,985                 -              -
  Accrued investment advisory fees                            230            20              16                99             19
  Accrued transfer agent fees                                  57             5               4                25              5
  Accrued custody and accounting fees                          34            10               7                36              8
  Accrued registration fees and other liabilities             403            46              53               273             28
------------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                   22,162        46,421          26,506             6,002            992
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $5,249,673      $439,993        $376,885        $2,233,674       $451,814
====================================================================================================================================

ANALYSIS OF NET ASSETS:
  Capital stock                                        $5,249,547      $439,953        $376,860        $2,233,370       $451,767
  Undistributed net investment income                         124            33              21               207             20
  Undistributed net realized gains                              2             7               4                97             27
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $5,249,673      $439,993        $376,885        $2,233,674       $451,814
====================================================================================================================================

SHARES OUTSTANDING ($.0001 PAR VALUE,
UNLIMITED AUTHORIZATION)                                5,249,667       439,985         376,880         2,233,507        451,786

NET ASSET VALUE, REDEMPTION AND
OFFERING PRICE PER SHARE                                    $1.00         $1.00           $1.00             $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report



STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

MONEY MARKET FUNDS


                                                                                           U.S.
                                                                            U.S.          GOV'T.                       CALIFORNIA
                                                                           GOV'T.         SELECT        MUNICIPAL      MUNICIPAL
                                                             MONEY         MONEY          MONEY           MONEY          MONEY
                                                            MARKET         MARKET         MARKET          MARKET         MARKET
AMOUNTS IN THOUSANDS                                         FUND           FUND           FUND            FUND           FUND
---------------------                                        ----           ----           ----            ----           ----
INVESTMENT INCOME:
  Interest income                                        $130,159       $11,085          $9,770           $37,295         $5,893
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment advisory fees                                 15,124         1,318           1,176             6,755          1,155
  Administration fees                                       3,781           330             294             1,689            289
  Transfer agent fees                                       2,521           220             196             1,126            193
  Custody and accounting fees                                 546            68              60               244             60
  Registration fees                                           290            20              40               148             57
  Professional fees                                            46            11              11                24              9
  Trustees' fees and expenses                                  30             4               4                16              3
  Other                                                        86            27               7                44              5
------------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                           22,424         1,998           1,788            10,046          1,771
     Less voluntary waivers of:
       Investment advisory fees                           (5,041)         (439)           (392)           (2,252)          (385)
       Administration fees                                (2,577)         (227)           (195)           (1,149)          (199)
     Less reimbursement of expenses by Adviser              (943)         (123)           (123)             (453)          (128)
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                          13,863         1,209           1,078             6,192          1,059
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     116,296         9,876           8,692            31,103          4,834
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES):
  Investments                                                (34)             -               1             (131)            (4)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $116,262        $9,876          $8,693           $30,972         $4,830
====================================================================================================================================



See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS


                                                                                                     U.S. GOVERNMENT
                                                              MONEY MARKET                            MONEY MARKET
                                                                  FUND                                    FUND
                                                    -------------------------------          -------------------------------
                                                     SIX MONTHS                             SIX MONTHS
                                                       ENDED                YEAR               ENDED                   YEAR
                                                     SEPT. 30,              ENDED            SEPT. 30,                ENDED
                                                        1999              MAR. 31,             1999                  MAR. 31,
AMOUNTS IN THOUSANDS                                (UNAUDITED)             1999            (UNAUDITED)                1999
--------------------------------                   --------------------------------        ----------------------------------
OPERATIONS:
  Net investment income                         $      116,296        $    188,380        $      9,876         $      20,858
  Net realized gains (losses) on investments              (34)                  33                   -                     3
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations                                 116,262             188,413               9,876                20,861
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                        9,961,364          14,249,027             952,495             2,260,589
  Shares from reinvestment of dividends                 22,248              31,770               3,250                 4,881
  Shares redeemed                                  (9,620,003)        (12,690,762)           (985,618)           (2,212,649)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Capital Share Transactions                 363,609           1,590,035            (29,873)                52,821
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
  From net investment income                         (116,296)           (188,380)             (9,876)              (20,858)
  From net realized gains                                    -                   -                   -                     -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                        (116,296)           (188,380)             (9,876)              (20,858)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                363,575           1,590,068            (29,873)                52,824

NET ASSETS:
  Beginning of period                                4,886,098           3,296,030             469,866               417,042
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                     $5,249,673          $4,886,098            $439,993              $469,866
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $124                $124                 $33                   $33
===================================================================================================================================


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


                                                   U.S. GOVERNMENT                                              CALIFORNIA
                                                       SELECT                       MUNICIPAL                    MUNICIPAL
                                                    MONEY MARKET                  MONEY MARKET                 MONEY MARKET
                                                        FUND                          FUND                         FUND
                                             --------------------------    -------------------------    --------------------------
                                             SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                               ENDED         YEAR             ENDED         YEAR            ENDED         YEAR
                                             SEPT. 30,       ENDED          SEPT. 30,      ENDED          SEPT. 30,      ENDED
                                                1999       MAR. 31,           1999        MAR. 31,          1999        MAR. 31,
AMOUNTS IN THOUSANDS                        (UNAUDITED)      1999          (UNAUDITED)      1999         (UNAUDITED)      1999
--------------------------------           -------------------------      ------------------------      -------------------------
OPERATIONS:
  Net investment income                      $  8,692     $  17,144          $ 31,103   $  59,255          $  4,834    $   7,325
  Net realized gains (losses)
  on investments                                    1             3             (131)         228               (4)           32
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations                          8,693        17,147            30,972      59,483             4,830        7,357
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                 899,113     1,670,254         3,978,050   9,069,717         1,069,930    1,609,467
  Shares from reinvestment of dividends         2,533         5,089             5,081       9,443             1,500        1,945
  Shares redeemed                           (941,289)   (1,565,244)       (4,133,356) (8,509,555)         (982,662)  (1,473,237)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting
       from Capital Share Transactions       (39,643)       110,099         (150,225)     569,605            88,768      138,175
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
  From net investment income                  (8,692)      (17,144)          (31,103)    (59,255)           (4,834)      (7,325)
  From net realized gains                           -             -                 -       (146)                 -            -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                 (8,692)      (17,144)          (31,103)    (59,401)           (4,834)      (7,325)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (39,642)       110,102         (150,356)     569,687            88,764      138,207

NET ASSETS:
  Beginning of period                         416,527       306,425         2,384,030   1,814,343           363,050      224,843
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                              $376,885      $416,527        $2,233,674  $2,384,030          $451,814     $363,050
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME               $21           $21              $207        $207               $20          $20
===================================================================================================================================


See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                              MONEY MARKET
                                                                                  FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS           YEAR         YEAR        YEAR          YEAR          YEAR
                                             ENDED             ENDED        ENDED        ENDED         ENDED        ENDED
                                           SEPT. 30,          MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                              1999              1999         1998        1997          1996        1995<F1>
                                          (UNAUDITED)
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.02           0.05          0.05       0.05          0.05          0.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.02)         (0.05)        (0.05)     (0.05)        (0.05)        (0.04)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F2>                                2.33%          5.04%         5.31%      5.05%         5.57%         4.55%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period  $5,249,673     $4,886,098    $3,296,030 $1,607,187    $1,061,813      $894,279
  Ratio to average net assets of<F3>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.55%      0.55%         0.49%         0.45%
     Expenses, before waivers and
       reimbursements                           0.89%          0.89%         0.90%      0.90%         0.91%         0.96%
     Net investment income, net of
       waivers and reimbursements               4.61%          4.91%         5.19%      4.94%         5.42%         4.94%
     Net investment income, before
       waivers and reimbursements               4.27%          4.57%         4.84%      4.59%         5.00%         4.43%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period November 29, 1994 (commencement of operations) through March
     31, 1995.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

                                                                            U.S. GOVERNMENT
                                                                              MONEY MARKET
                                                                                  FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F1>
-------------------------                -----------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.02           0.05          0.05       0.05          0.05          0.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.02)         (0.05)        (0.05)     (0.05)        (0.05)        (0.04)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F2>                                2.28%          4.94%         5.22%      4.93%         5.46%         4.47%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $439,993       $469,866      $417,042   $314,259      $207,105      $227,543
  Ratio to average net assets of<F3>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.55%      0.55%         0.49%         0.45%
     Expenses, before waivers and
       reimbursements                           0.91%          0.91%         0.93%      0.96%         0.94%         1.01%
     Net investment income, net of
       waivers and reimbursements               4.50%          4.82%         5.10%      4.82%         5.33%         4.93%
     Net investment income, before
       waivers and reimbursements               4.14%          4.46%         4.72%      4.41%         4.88%         4.37%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period November 29, 1994 (commencement of operations) through March
     31, 1995.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.




See Notes to the Financial Statements.

MONEY MARKET FUNDS


                                                                             U.S. GOVERNMENT
                                                                                  SELECT
                                                                               MONEY MARKET
                                                                                   FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F1>
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.02           0.05          0.05       0.05          0.05          0.02
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.02)         (0.05)        (0.05)     (0.05)        (0.05)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F3>                                2.25%          4.87%         5.24%      5.07%         5.55%         1.75%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $376,885       $416,527      $306,425   $168,128       $85,400       $82,162
  Ratio to average net assets of<F4>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.46%      0.40%         0.33%         0.30%
     Expenses, before waivers and
       reimbursements                           0.91%          0.91%         0.93%      0.97%         1.00%         1.32%
     Net investment income, net of
       waivers and reimbursements               4.44%          4.73%         5.13%      4.95%         5.43%         5.84%
     Net investment income, before
       waivers and reimbursements               4.08%          4.37%         4.66%      4.38%         4.76%         4.82%
--------------------------------------------------------------------------------------------------------------------------------



<F1> For the period December 12, 1994 (commencement of operations) through March
     31, 1995.
<F2> For the period April 11, 1994 (commencement of operations) through March
     31, 1995.
<F3> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

                                                                                MUNICIPAL
                                                                               MONEY MARKET
                                                                                   FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F2>
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.01           0.03          0.03       0.03          0.03          0.03
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.01)         (0.03)        (0.03)     (0.03)        (0.03)        (0.03)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F3>                                1.40%          2.98%         3.27%      3.14%         3.54%         2.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period  $2,233,674     $2,384,030    $1,814,343 $1,420,041    $1,102,789      $927,747
  Ratio to average net assets of<F4>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.55%      0.55%         0.49%         0.45%
     Expenses, before waivers and
       reimbursements                           0.89%          0.89%         0.89%      0.90%         0.91%         0.95%
     Net investment income, net of
       waivers and reimbursements               2.76%          2.90%         3.20%      3.08%         3.46%         3.10%
     Net investment income, before
       waivers and reimbursements               2.42%          2.56%         2.86%      2.73%         3.04%         2.60%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period December 12, 1994 (commencement of operations) through March
     31, 1995.
<F2> For the period April 11, 1994 (commencement of operations) through March
     31, 1995.
<F3> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.



See Notes to the Financial Statements.

MONEY MARKET FUNDS


                                                                                CALIFORNIA
                                                                                MUNICIPAL
                                                                               MONEY MARKET
                                                                                   FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F1>
-------------------------                --------------      ---------     --------    --------      --------      --------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.01           0.03          0.03       0.03          0.04          0.01
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.01)         (0.03)        (0.03)     (0.03)        (0.04)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F2>                                1.27%          2.75%         3.20%      3.19%         3.63%         1.27%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $451,814       $363,050      $224,843   $200,989      $165,087      $161,316
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.49%      0.45%         0.39%         0.35%
     Expenses, before waivers and
       reimbursements                           0.92%          0.91%         0.94%      0.94%         0.94%         1.07%
     Net investment income, net of
       waivers and reimbursements               2.51%          2.68%         3.14%      3.13%         3.55%         3.78%
     Net investment income, before
       waivers and reimbursements               2.14%          2.32%         2.69%      2.64%         3.00%         3.06%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period April 11, 1994 (commencement of operations) through March
     31, 1995.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

MONEY MARKET FUND




PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CERTIFICATES OF DEPOSIT - 10.3%

               DOMESTIC CERTIFICATES OF DEPOSIT - 1.7%
               Huntington National Bank, Columbus,
   $20,000       5.01%, 2/8/00                               $  19,999
    57,000       5.40%, 5/31/00                                 56,982
    12,500     Michigan National Bank,
               5.18%, 4/25/00                                   12,497
                                                            ----------
                                                                89,478
                                                            ----------

               FOREIGN CERTIFICATES OF DEPOSIT - 8.6%
    50,000     Bank of Nova Scotia, New York Branch,
               5.20%, 2/25/00                                   49,992
               Banque Nationale de Paris,
               Chicago Branch,
    25,000       5.23%, 2/25/00                                 24,997
    89,000       5.12%, 4/17/00                                 88,977
    12,500     Banque Nationale de Paris,
               San Francisco Branch, 4.95%, 12/14/99            12,500
    50,000     Commerzbank, New York Branch,
               5.08%, 2/8/00                                    49,996
    37,500     Deutsche Bank, New York Branch,
               5.25%, 5/10/00                                   37,489
    15,000     National Bank of Canada,
               New York Branch, 5.81%, 7/31/00                  14,995
    50,000     National Westiminster Bank,
               New York Branch, 5.71%, 7/3/00                   49,986
    50,000     Royal Bank of Canada, New York Branch,
               5.25%, 2/28/00                                   49,992
               Societe Generale, New York Branch,
    35,000       5.26%, 2/28/00                                 34,994
    35,000       5.24%, 5/8/00                                  34,992
                                                            ----------
                                                               448,910
                                                            ----------

               Total Certificates of Deposit
               (cost $538,388)                                 538,388
                                                            ----------

               COMMERCIAL PAPER - 65.2%

               ADMINISTRATION OF ENVIRONMENT
               & HOUSING PROGRAMS - 1.1%
               Alaska Housing Finance Corp.,
    36,600       5.38%, 10/5/99                                 36,578
    20,000       5.27%, 10/13/99                                19,965
                                                            ----------
                                                                56,543
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               ASSET BACKED SECURITIES - 0.9%
   $44,935     Newcourt Equipment Trust,
               6.00%, 1/28/00                                $  44,922
                                                            ----------
               AUTO MANUFACTURERS - 5.0%
    15,450     AESOP Funding Corp.,
               5.40%, 10/14/99                                  15,420
               Cooperative Association of Tractor,
     8,000       5.56%, 10/7/99                                  7,993
     1,500       5.48%, 10/26/99                                 1,494
     2,000       5.45%, 11/16/99                                 1,986
     4,900       5.50%, 11/19/99                                 4,864
               Moriarty Ltd.,
    60,900       5.46%, 10/1/99                                 60,900
    21,950       5.25%, 10/12/99                                21,915
    45,000       5.27%, 10/22/99                                44,864
    15,000       5.40%, 10/25/99                                14,947
    50,000       5.50%, 12/2/99                                 49,533
               Victory Receivables Corp.,
    18,060       5.40%, 10/18/99                                18,014
    18,500       5.42%, 10/20/99                                18,447
                                                            ----------
                                                               260,377
                                                            ----------

               BANKS - 1.2%
               Marshall & Isley Corp.,
    21,100       5.41%, 10/8/99                                 21,078
    20,000       5.45%, 11/8/99                                 19,886
    22,000     Morgan (J.P.) & Co., Inc.
               5.23%, 10/12/99                                  21,965
                                                            ----------
                                                                62,929
                                                            ----------

               BEVERAGES - 0.2%
     9,000     Coca Cola Enterprises,
               5.25%, 10/14/99                                   8,983
                                                            ----------

               COLLATERIZED LOAN OBLIGATIONS - 4.5%
               Lyon Short Term Funding,
    18,109       5.47%, 11/12/99                                17,995
    20,000       5.47%, 11/16/99                                19,862
               R.O.S.E. Corp.,
    20,000       5.35%, 10/14/99                                19,962
    17,250       5.41%, 10/28/99                                17,180

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               COMMERCIAL PAPER -
               65.2% (CONT'D.)

               COLLATERIZED LOAN OBLIGATIONS - 4.5% (CONT'D.) Syndicated Loan Funding Trust
   $35,000       Series 1999-5, 5.52%, 2/15/00               $  35,000
    50,000       Series CR-12T 1996, 5.42%, 3/15/00             50,000
    40,000       Series 1999-2, 5.63%, 10/16/00                 40,000
    16,000     Stellar Funding Inc.,
               5.55%, 10/5/99                                   15,990
    20,000     Triangle Funding Ltd.,
               5.35%, 10/3/99                                   20,000
                                                            ----------
                                                               235,989
                                                            ----------

               COMMUNICATIONS - 1.0%
    50,000     GTE Corp.,
               5.46%, 10/4/99                                   49,977
                                                            ----------

               COMPUTER & INDUSTRIAL MACHINES
               & EQUIPMENT - 1.3%
               Invensys PLC,
    18,000       5.75%, 10/1/99                                 18,000
    37,680       5.30%, 10/15/99                                37,600
    12,000       5.18%, 12/7/99                                 11,887
                                                            ----------
                                                                67,487
                                                            ----------

               DOMESTIC DEPOSITORY INSTITUTIONS - 0.8%
    40,000     Heller Financial Inc. Medium Term Note,
               5.66%, 11/15/99                                  40,010
                                                            ----------

               ELECTRONICS & OTHER ELECTRICAL
               COMPONENTS - 0.0%
       526     GE Engine Receivables 1995-1 Trust,
               5.20%, 10/7/99                                      526
       500     General Electric Capital Corp.,
               5.83%, 4/14/00                                      485
                                                            ----------
                                                                 1,011
                                                            ----------

               FOREIGN DEPOSITORY INSTITUTIONS - 0.7%
    37,500     Spintab AB/Swedmortgage,
               5.24%, 10/5/99                                   37,478
                                                            ----------

               HOLDING & OTHER INVESTMENT
               OFFICES - 0.2%
    10,000     Louis Dreyfus Corp.,
               5.38%, 10/18/99                                   9,975
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               INSURANCE - 5.0%
               Aetna Service Co.,
  $ 12,000       5.40%, 10/21/99                             $  11,964
    40,000       5.40%, 10/22/99                                39,875
    10,990     AON Corp.,
               5.39%, 10/20/99                                  10,959
               SAFECO Credit Corp.,
    10,020       5.41%, 10/12/99                                10,004
    18,500       5.23%, 10/15/99                                18,463
    15,000       5.34%, 10/29/99                                14,938
    15,600       5.45%, 11/8/99                                 15,511
               Torchmark, Inc.,
    14,500       5.43%, 10/15/99                                14,470
    18,000       5.24%, 10/19/99                                17,953
    10,000       5.41%, 10/19/99                                 9,973
    25,000     Transamerica Financial Corp.
               Senior Secured Notes,
               Series 1999-1, 4.73%, 10/22/99                   25,000
               United Health Care,
     5,000       5.53%, 12/1/99                                  5,000
    70,000       5.57%, 12/1/99                                 70,000
                                                            ----------
                                                               264,110
                                                            ----------

               MULTI-SELLER CONDUITS - 23.3%
               Concord Minutemen Capital Co.,
   114,000       5.35%, 10/4/99                                113,949
    50,000       5.39%, 10/14/99                                49,903
    20,000       5.42%, 10/22/99                                19,937
    47,500       5.47%, 11/18/99                                47,158
    20,000       5.31%, 11/19/99                                19,859
               Dakota Certificates Program,
    43,300       5.26%, 10/26/99                                43,144
    37,500       5.27%, 11/2/99                                 37,327
    30,000       6.05%, 1/14/00                                 29,481
    49,028     Edison Asset Securitization,
               5.22%, 10/8/99                                   48,979
               Eiffel Funding LLC,
    50,400       5.40%, 10/19/99                                50,264
    10,000       5.47%, 10/19/99                                 9,973
               Falcon Asset Securitization,
     4,200       5.33%, 10/12/99                                 4,193
    16,163       5.35%, 10/12/99                                16,137
               Grand Funding Corp.,
    24,400       5.40%, 10/19/99                                24,334
    25,000       6.03%, 1/5/00                                  24,607


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MULTI-SELLER CONDUITS - 23.3% (CONT'D.)
               International Securitization Corp.,
   $17,000       5.44%, 10/14/99                           $    16,967
    30,000       5.42%, 10/20/99                                29,915
    19,903       5.50%, 12/1/99                                 19,720
               Lexington Parker Capital,
    20,000       5.47%, 11/22/99                                19,844
    70,000       6.03%, 1/25/00                                 68,669
    69,000       6.02%, 2/18/00                                 67,430
               Old Line Funding,
     7,000       5.46%, 10/8/99                                  6,993
    13,000       5.46%, 10/12/99                                12,978
               Park Avenue Receivables,
    50,000       5.42%, 10/6/99                                 49,963
    22,500       5.42%, 10/20/99                                22,436
               Pooled Account Receivables Corp.,
    19,018       5.47%, 10/22/99                                18,958
    13,183       5.45%, 11/15/99                                13,094
    50,000       5.47%, 12/16/99                                49,431
    25,000     Quincy Capital Corp.,
               5.37%, 10/19/99                                  24,933
    20,000     Receivables Capital Corp.,
               5.37%, 10/18/99                                  19,950
               Sheffield Receivables Corp.,
    52,450       5.70%, 10/1/99                                 52,450
    30,000       5.42%, 10/20/99                                29,915
     1,150       5.43%, 10/21/99                                 1,147
               Silver Tower U.S. Funding,
    21,000       5.27%, 10/27/99                                20,921
    10,000       4.98%, 11/8/99                                  9,949
    30,000       5.06%, 11/18/99                                29,803
    50,000       5.31%, 11/23/99                                49,616
    23,500       5.50%, 12/2/99                                 23,280
               Variable Funding Capital Corp.,
    20,000       5.37%, 10/14/99                                19,961
     8,000       5.52%, 10/25/99                                 7,971
                                                            ----------
                                                             1,225,539
                                                            ----------

               NON-DEPOSITORY CREDIT
               INSTITUTIONS - 0.4%
    12,000     Finova Capital Corp.,
               5.44%, 11/19/99                                  11,912
    10,900     Monte Rosa Capital Corp.,
               5.39%, 10/13/99                                  10,881
                                                            ----------
                                                                22,793
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               NON-DEPOSITORY PERSONAL CREDIT
               INSTITUTIONS - 2.8%
               Heller Financial Corp.,
   $20,000       5.47%, 10/26/99                             $  19,925
    25,000       5.52%, 12/10/99                                24,735
     5,000       5.53%, 12/16/99                                 4,942
    86,000     Homeside Lending,
               5.75%, 10/1/00                                   86,000
    12,000     Household Finance Co.,
               5.41%, 10/1/99                                   12,000
                                                            ----------
                                                               147,602
                                                            ----------

               SECURITIES ARBITRAGE - 12.0%
    25,000     ABC Funding,
               5.99%, 2/15/00                                   24,443
               Conduit Asset Backed Security,
     8,700       5.51%, 11/8/99                                  8,650
    10,000       5.64%, 1/24/00                                  9,825
    50,000     Crown Point Capital Co.,
               5.43%, 10/20/99                                  49,857
    50,000     Giro Funding Corp.,
               5.80%, 10/1/99                                   50,000
    22,500     Grayhawk Funding,
               5.51%, 12/17/99                                  22,239
               Links Finance Corp LLC,
     7,500       5.27%, 10/25/99                                 7,474
    10,000       5.27%, 10/29/99                                 9,960
    10,111       5.44%, 11/5/99                                 10,058
               K2 USA LLC,
    10,000       4.99%, 10/15/99                                 9,981
     6,388       4.96%, 10/18/99                                 6,373
     9,000       5.59%, 1/18/00                                  8,852
    10,000       5.56%, 1/28/00                                  9,822
    18,000       5.96%, 3/29/00                                 17,480
               MPF Ltd.,
    28,000       5.29%, 10/15/99                                27,943
    40,000       5.42%, 10/25/99                                39,857
    35,500       5.46%, 10/28/99                                35,356
     2,200       5.34%, 10/29/99                                 2,191
    24,505       5.37%, 10/29/99                                24,403
               Sigma Finance,
    10,000       5.26%, 10/19/99                                 9,974
    10,000       5.34%, 10/25/99                                 9,965
     5,500       5.48%, 10/25/99                                 5,480
    13,500       5.37%, 10/29/99                                13,444
     8,650       5.41%, 10/29/99                                 8,614

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------




               COMMERCIAL PAPER -
               65.2% (CONT'D.)

               SECURITIES ARBITRAGE - 12.0% (CONT'D.)
               Trident Capital Financial Corp.,
   $34,198       5.48%, 11/29/99                             $  33,895
    50,000       5.51%, 12/7/99                                 49,495
    43,000       5.23%, 12/13/99                                42,556
    30,000       5.39%,10/12/99                                 29,951
    25,500       5.56%,10/13/99                                 25,453
    30,400       5.41%,10/19/99                                 30,318
                                                            ----------
                                                               633,909
                                                            ----------

               SINGLE-SELLER CONDUITS - 3.0%
               Atlantis One Funding Corp.,
    23,850       5.66%, 2/1/00                                  23,402
    25,000       5.98%, 3/23/00                                 24,299
    35,000     EFG Funding LLC,
               5.53%, 12/14/99                                  34,608
               Golden Funding Corp.,
    13,000       5.40%, 10/4/99                                 12,994
    13,500       5.41%, 10/14/99                                13,474
    50,000     Perry IV Funding
               6.01%, 3/13/00                                   48,672
                                                            ----------
                                                               157,449
                                                            ----------

               TRANSPORTATION EQUIPMENT- 1.8%
       485     Ford Motor Credit Corp.,
               5.83%, 4/14/00                                      485
               General Motors Acceptance Corp.,
    20,000       5.40%, 10/1/99                                 20,000
     2,150       5.51%, 12/9/99                                  2,150
               Harley Davidson Funding,
     5,000       5.46%, 11/2/99                                  4,976
    10,000       5.49%, 12/10/99                                 9,895
               Textron Financial Corp.,
    25,000       5.41%, 10/21/99                                24,925
     6,400       5.43%, 10/21/99                                 6,381
    20,000       5.43%, 10/22/99                                19,937
    10,000       5.45%, 11/24/99                                 9,919
                                                            ----------
                                                                98,668
                                                            ----------

               Total Commercial Paper
               (cost $3,425,751)                             3,425,751
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------




               CORPORATE BONDS - 3.9%

               Centauri Corp.,
   $25,000       6.06%, 9/7/00                               $  25,000
    25,000       6.10%, 9/7/00                                  25,000
               K2 (USA) LLC,
     1,000       5.58%, 6/5/00                                   1,000
     5,000       5.60%, 6/15/00                                  5,000
     5,000       5.70%, 6/30/00                                  5,000
               Liberty Lighthouse US Capital, Series A
               (First of America Bank LOC)
    25,000       5.29%, 10/8/99                                 25,000
    25,000       5.71%, 7/7/00                                  25,000
    35,000       5.75%, 7/17/00                                 35,000
    50,000       6.15%, 10/13/00                                50,000
    11,793     Marshall & Isley Bank,
                 6.15%, 9/28/00                                 11,784
                                                            ----------

               Total Corporate Bonds
               (cost $207,784)                                 207,784
                                                            ----------

               EURO DOLLAR TIME DEPOSITS - 12.6%

    50,000     Banco Popular, Puerto Rico,
               5.625%, 10/1/99                                  50,000
    73,991     Banque Brussels Lambert, London,
               5.625%, 10/1/99                                  73,991
   150,000     Credit Suisse First Boston,
               Grand Cayman, 5.56%, 10/1/99                    150,000
   100,000     ING Bank, Grand Cayman,
               5.59%, 10/1/99                                  100,000
   132,220     KBC Bank, Grand Cayman,
               5.56%, 10/1/99                                  132,219
   150,000     Norddeutsche Landesbank
               Girozentrale, 5.60%, 10/1/99                    150,000
     3,992     Toronto Dominion Bank,
               Grand Cayman, 5.50%, 10/1/99                      3,992
                                                            ----------

               Total Eurodollar Time Deposits
               (cost $660,202)                                 660,202
                                                            ----------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               INSURANCE FUNDING
               AGREEMENTS - 0.9%
               (cost $45,000)

               General American Life Insurance Co.,
    45,000     5.52%, 10/1/99                                   45,000
                                                            ----------


               MUNICIPAL INVESTMENTS - 7.1%

     3,000     1800 Harrison Foundation,
               5.00%, 10/6/99                                    3,000
     7,740     ADE Investments LLC Loan
               Program VRN, Series A, 5.38%, 10/7/99             7,740
    11,755     BRCH Corp. VRDN, Series 1998A
               (First of America Bank LOC)
               5.35%, 10/5/99                                   11,755
    12,265     California Housing Finance Agency,
               Series 99, 5.35%, 10/7/99                        12,265
     4,350     Courtyards of Mackinaw LLC
               Mortgage Revenue Bond, Series 1999H,
               5.35%, 10/1/99                                    4,350
     4,500     Elsmere, Kentucky Mubea, Inc.,
               5.41%, 10/7/99                                    4,500
    13,500     Flint, Michigan Hospital Building
               Authority Loan Program Notes,
               Series A 1997, Hurley Medical Center
               (First of America Bank LOC)
               5.62%, 10/7/99                                   13,500
    22,800     Healthcare Network Properties LLC
               Loan Program VRN, Series 1999A
               (National City Bank LOC)
               5.39%, 10/7/99                                   22,800
     9,000     Hydro Quebec, Province of Quebec,
               5.76%, 10/1/99                                    9,000
    14,600     Integris Health, Inc. VRDN,
               5.69%, 10/6/99                                   14,600
    17,100     Johnson City Medical Center
               Hospital, Inc., Baptist Plaza
               Association Ltd., 4.93%, 10/7/99                 17,100
     3,085     KBL Capital Fund, Inc. Loan
               Program Note, Series 1998,
               5.38%, 10/7/99                                    3,085
    30,000     Los Angeles County, California,
               Pension Obligation, 5.45%, 10/7/99               30,000

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


  $   4,500    Malone College Project VRN,
               5.39%, 10/6/99                             $      4,500
     9,435     Municipal Electric Authority of Georgia,
               5.30%, 10/7/99                                    9,430
    12,270     New Jersey Economic Development
               Authority Project VRDN, Series 1998,
               5.64%, 10/1/99                                   12,265
    18,600     Physicians Plus Medical Group, S.C.,
               6.00%, 10/7/99                                   18,600
     5,200     Schreiber Industrial Park-North Co.
               VRDN, Series 1997B, MSNBC/CNBC
               Project, 5.41%, 10/7/99                           5,200
    10,995     Seattle, Washington, Ltd. G.O. Bond,
               Series 1996-C, 5.20%, 10/6/99                    10,995
     9,275     Stanislaus County, California Pension
               Obligation, 5.48%, 10/1/99                        9,275
     9,245     Texas State Veterans Housing Fund
               Tender Option Bond, 5.48%, 10/1/99                9,245
    12,745     Virginia State HDA Multi-family
               Housing Bond, Series 1996 CR-10T,
               5.48%, 10/1/99                                   12,745
               Virginia State Housing Development
               Authority Bond, Commonwealth
               Mortgage
   117,880       Series 1998, 5.35%, 10/6/99                   117,880
     4,855       Series B, 5.45%, 10/7/99                        4,855
     1,830       Subseries 1997-5A, 5.35%, 10/6/99               1,830
     3,050     Waukesha, Wisconsin, Health
               System, Inc., 5.45%, 10/7/99                      3,050
                                                            ----------

               Total Municipal Investments
               (cost $373,565)                                 373,565
                                                            ----------

               Total Investments - 100.0%
               (cost $5,250,690)                             5,250,690

               Liabilities less Other Assets - (0.0)%          (1,017)
                                                            ----------

               NET ASSETS - 100.0%                          $5,249,673
                                                            ==========
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES - 98.6%

               FANNIE MAE - 44.3%
               FNMA Bonds
  $  6,000       5.04%, 4/6/00                              $    5,998
     5,000       4.97%, 4/12/00                                  4,998
               FNMA Bond FRN,
    30,934     5.38%, 10/1/99                                   30,925
               FNMA Discount MBS
    19,000       5.19%, 10/1/99                                 19,000
    25,000       5.22%, 10/1/99                                 25,000
    10,660       4.84%, 12/1/99                                 10,573
    45,000       5.36%, 12/1/99                                 44,591
               FNMA Discount Notes
     2,862       5.25%, 10/4/99                                  2,861
    12,750       4.715%, 10/8/99                                12,738
    10,000       5.24%, 12/2/99                                  9,910
    10,000       5.05%, 12/13/99                                 9,898
    15,000       5.48%, 1/21/00                                 14,744
     3,937       5.44%, 2/2/00                                   3,863
                                                            ----------
                                                               195,099
                                                            ----------

               FEDERAL AGRICULTURE
               MORTGAGE CORP. - 2.3%
    10,000     Farmer Mac Discount Note,
               5.07%, 10/4/99                                    9,996
                                                            ----------

               FEDERAL FARM CREDIT BANK - 3.6%
    16,000     FFCB FRN,
               5.35%, 12/1/99                                   15,999
                                                            ----------

               FEDERAL HOME LOAN BANK - 9.1%
     5,000     FHLB Bond
               5.09%, 3/22/00                                    5,000
    10,000     FHLB Discount Note,
               5.02%, 2/1/00                                     9,836
               FHLB FRN
    10,000       5.22%, 11/12/99                                 9,995
    15,000       5.56%, 4/28/00                                 14,997
                                                            ----------
                                                                39,828
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               FREDDIE MAC - 35.4%
               FHLMC Discount Notes
  $  9,924       5.07%, 10/4/99                             $    9,920
    35,600       5.24%, 10/15/99                                35,527
     2,050       5.21%, 11/5/99                                  2,040
    20,000       5.48%, 1/14/00                                 19,680
    20,000       5.36%, 1/21/00                                 19,666
     5,000       5.46%, 1/28/00                                  4,910
    15,000       5.53%, 2/1/00                                  14,716
    17,000       5.54%, 2/3/00                                  16,673
     8,519       5.45%, 2/15/00                                  8,342
     8,000       5.45%, 2/25/00                                  7,822
    10,000       4.18%, 3/2/00                                   9,795
     6,706       5.19%, 6/6/00                                   6,465
                                                            ----------
                                                               155,556
                                                            ----------

               OVERSEAS PRIVATE INVESTMENT CORP. - 3.9%
    17,100     FRN, 5.40%, 10/6/99                              17,100
                                                            ----------

               Total U.S. Government Agencies
               (cost $433,578)                                 433,578
                                                            ----------

               REPURCHASE AGREEMENTS - 11.8%

    20,000     ABN-AMRO, dated 9/30/99, repurchase
               price $20,003 (Colld. by U.S. Government
               Securities), 5.50%, 10/1/99                      20,000
    32,056     Lehman Brothers, Inc., dated 9/30/99,
               repurchase price $32,061 (Colld. by U.S.
               Government Securities), 5.35%, 10/1/99           32,056
                                                            ----------

               Total Repurchase Agreements
               (cost $52,056)                                   52,056
                                                            ----------

               Total Investments - 110.4%
               (cost $485,634)                                 485,634

               Liabilities less Other Assets - (10.4)%        (45,641)
                                                            ----------

               NET ASSETS - 100.0%                            $439,993
                                                            ==========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

U.S. GOVERNMENT SELECT MONEY MARKET FUND



PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES - 106.8%

               FEDERAL FARM CREDIT BANK - 5.1%
               FFCB Discount Notes,
   $12,507     5.49%, 3/15/00                                $  12,190
               FFCB Discount Notes FRN,
     7,000     5.10%, 10/11/99                                   6,997
                                                            ----------
                                                                19,187
                                                            ----------

               FEDERAL HOME LOAN BANK - 99.0%
               FHLB Bonds
    25,000       5.16%, 3/8/00                                  24,996
    20,000       4.97%, 4/20/00                                 19,994

               FHLB Discount Notes
    10,000       5.23%, 10/6/99                                  9,993
    20,000       5.18%, 10/20/99                                19,945
    10,000       5.20%, 11/24/99                                 9,922
   134,646       5.17%, 10/1/99                                134,646
     5,000       4.70%, 1/19/00                                  4,928
    10,000       5.46%, 1/28/00                                  9,820
    10,000       5.32%, 1/28/00                                  9,824
    25,000       5.39%, 2/2/00                                  24,536
     5,000       5.45%, 2/25/00                                  4,889
    10,000       5.53%, 3/8/00                                   9,756

               FHLB FRN
    25,000       5.61%, 10/1/99                                 24,989
    25,000       5.63%, 10/1/99                                 24,985
    10,000       5.56%, 10/1/99                                  9,997
    15,000       5.36%, 10/5/99                                 14,999
     5,000       5.32%, 10/6/99                                  5,001
    10,000       5.22%, 11/12/99                                 9,995
                                                            ----------
                                                               373,215
                                                            ----------

               SALLIE MAE FRN - 2.7%
    10,000     5.50%, 10/5/99                                   10,000
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               Total U.S. Government Agencies - 106.8%
               (cost $402,402)                                $402,402
                                                            ----------

               Total Investments - 106.8%
               (cost $402,402)                                 402,402

               Liabilities less Other Assets - (6.8)%         (25,517)
                                                            ----------

               NET ASSETS - 100.0%                            $376,885
                                                             =========


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 99.4%


               Alabama - 1.7%
   $ 1,800     Ashland City Industrial Development
               Board IDR VRDN (AMT), Russell Corp.
               Project (SunTrust Banks LOC),
               3.90%, 10/7/99                                 $  1,800
     2,575     Columbia City Industrial Development
               Board IDR VRDN (AMT), Russell Corp.
               Project (SunTrust Banks LOC),
               3.90%, 10/7/99                                    2,575
     2,575     Geneva County Industrial Development
               Board IDR VRDN (AMT), Russell Corp.
               Project (SunTrust Banks LOC),
               3.90%, 10/7/99                                    2,575
       700     Greenville City IDR VRDN,
               AlliedSignal Project, 3.95%, 10/7/99                700
     5,000     Lauderdale County & Florence Alabama
               Health Care VRDN, Coffee Health Group B,
               (MBIA Insured), 3.65%, 10/7/99                    5,000
     2,800     McIntosh City Industrial Development
               Board Environmental Improvement
               Revenue Refunding VRDN, Series E
               (AMT), Ciba Specialty Chemical Corp.,
               4.05%, 10/1/99                                    2,800
    18,965     Mobile Industrial Development Board
               Dock & Wharf VRDN, Holnam, Inc.
               Project, Series B, (Wachovia Bank LOC),
               3.70%, 10/7/99                                   18,965
     2,300     Selma City IDR VRDN, Series A (AMT),
               Meadowcraft, Inc. Project (Bank
               of America Corp. LOC), 3.95%, 10/7/99             2,300
     1,000     Stevenson Industrial Development Board
               Environmental Improvement Revenue
               Bond (AMT), Mead Corp. Project
               (Soc Gen LOC), 4.05%, 10/1/99                     1,000
                                                            ----------
                                                                37,715
                                                            ----------

               ARIZONA - 1.2%
     1,250     Apache County IDR VRDN, Series 1996
               (AMT), Imperial Components, Inc. Project,
               (Harris Trust & Savings
               Bank LOC), 3.95%, 10/7/99                         1,250
     7,300     Cochise County Solid Waste Disposal
               PCR VRDN, Series A (AMT), Arizona
               Electric Power Project, 3.65%, 3/1/00             7,300

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               ARIZONA - 1.2% (CONT'D.)
    $9,545     Maricopa County IDA Hospital
               Revenue Bonds, Mayo Foundation,
               Morgan Stanley Muni Floater Certificates,
               Series 1998-103, 3.85%, 10/7/99                $  9,545
     9,500     Salt River Agricultural Project Bonds,
               Improvement & Power District,
               3.60%, 3/7/00                                     9,500
                                                            ----------
                                                                27,595
                                                            ----------

               ARKANSAS - 0.5%
     5,875     Arkansas State Development Finance
               Authority Home Mortgage Revenue Bond,
               Series PT-257 (AMT), 3.10%, 1/13/00               5,875
     3,250     Lowell City IDR VRDN (AMT), Little Rock
               Newspapers, Inc. Project (Bank of New
               York LOC), 3.90%, 10/7/99                         3,250
     2,050     West Memphis City IDR VRDN (AMT),
               Proform Co. LLC Project (First Bank LOC),
               3.90%, 10/7/99                                    2,050
                                                            ----------
                                                                11,175
                                                            ----------

               CALIFORNIA - 0.6%
       200     California State G.O. Bond,
               Series CR-52 (FGIC Insured),
               3.67%, 10/7/99                                      200
       800     California State Short Option Period Bond,
               Series CR-153D (FGIC Insured)
               3.67%, 10/7/99                                      800
     8,500     Irvine Ranch Consolidated Water
               Districts 2, 102, 103, 106, 203 & 206
               VRDN, Series B (Morgan Guaranty Trust
               LOC), 3.60%, 10/1/99                              8,500
     3,840     Sacramento City Finance Authority Lease
               Revenue Refunding Bonds, Paine Webber
               Municipal Trust Receipts, Series 1997
               SAK 18 (AMBAC Insured), 3.95%, 10/7/99            3,840
                                                            ----------
                                                                13,340
                                                            ----------

               COLORADO - 3.3%
               City and County of Denver
               Airport System Subordinate Revenue Bonds,
               Series 1997A (AMT)
     3,500       3.35%, 10/8/99                                  3,500
     3,300       3.25%, 1/26/00                                  3,300

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               COLORADO - 3.3% (CONT'D.)
  $  6,000     Colorado State Educational & Cultural
               Facility Authority Revenue VRDN,
               St. Mary's Academy Project 1999
               (Bank One LOC), 3.90%, 10/7/99                 $  6,000
    10,800     Colorado State Health Facility Authority
               Revenue VRDN, Catholic Health Initiatives,
               Series B, 3.85%, 10/7/99                         10,800
     7,000     Colorado State Health Facility Authority
               Revenue Bonds, North Colorado Medical
               Center, Series 1990 (MBIA Insured),
               3.80%, 10/7/99                                    7,000
    10,000     Colorado State HFA Multi-Family Revenue
               Bond, Series A, 3.84%, 10/7/99                   10,000
     9,900     Colorado State HFA SFM VRDN, Series C-1,
               Bank of America Trust Certificate (AMT),
               3.92%, 10/7/99                                    9,900
     4,000     Colorado State HFA VRDN (AMT),
               Metal Sales Manufacturing Corp. Project
               (Star Bank LOC), 3.95%, 10/7/99                   4,000
     8,555     Colorado State Student Obligation Bond
               Authority, Series A (AMT) 3.85%, 10/7/99          8,555
     8,500     Intermountain Power Agency
               Power Supply Revenue Goldman Sachs CP,
               Series B-1, 3.25%, 10/8/99                        8,500
     2,000     Pitkin County IDR, Series B (AMT),
               Aspen Skiing Project (Bank One LOC),
               4.00%, 10/1/99                                    2,000
                                                            ----------
                                                                73,555
                                                            ----------

               DELAWARE - 0.6%
     3,200     Delaware State Economic Development
               Authority IDR VRDN, Series 1998 (AMT),
               C&C Family L.P. (PNC Bank LOC),
               3.95%, 10/7/99                                    3,200
     1,325     Delaware State Economic Development
               Authority PCR VRDN, AlliedSignal Corp.
               Project, 3.95%, 10/7/99                           1,325
     7,500     Delaware State Health Facility Authority
               Revenue Bonds, Beebe Medical Center
               Project, (Colld. by U.S. Government
               Securities), 8.50%, 6/1/00                        7,858
                                                            ----------
                                                                12,383
                                                            ----------




PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               DISTRICT OF COLUMBIA - 2.2%
   $30,500     District of Columbia Metropolitan Airport
               Authority Passenger Facility Flexible
               Term Note (AMT) (Bank of America LOC),
               3.50%, 11/19/99                                 $30,500
     6,700     District of Columbia VRDN,
               American University Project 1985
               (AMBAC Insured), 3.80%, 10/7/99                   6,700
    12,590     District of Columbia Water & Sewer
               Revenue Bonds, Citicorp Eagle Trust
               8121A, 3.84%, 10/7/99                            12,590
                                                            ----------
                                                                49,790
                                                            ----------

               FLORIDA - 3.1%
     4,000     ABN-AMRO MuniTops
               Florida Board of Education Capital
               Outlay Revenue Bonds (ABN-AMRO
               LOC), (FSA Insured), 3.91%, 10/7/99               4,000
     3,785     Duval County HFA Mortgage Revenue
               VRDN, Series 3A (AMT), Clipper Trust
               Certificate, 3.98%, 10/7/99                       3,785
    10,395     Florida State Board of Education Capital
               Outlay Eagle Trust, Series 1989 A,
               3.84%, 10/7/99                                   10,395
     2,000     Florida State Board of Education VRDN,
               Series 1993E, Eagle Trust, 3.84%, 10/7/99         2,000
     4,400     Florida State HFA Homeowner
                Mortgage Bonds, Series 2
               (AMT) (MBIA Insured), 3.95%, 10/7/99              4,400
     7,145     Hillsborough County IDR VRDN,
               Weekly Option Period, Series 4 (MBIA
               Insured), 4.02%, 10/7/99                          7,145
     4,800     Jacksonville PCR Refunding Bonds,
               Series 1994, Florida Power & Light Project,
               3.25%, 10/12/99                                   4,800
     1,900     Miami Dade County IDR VRDN
               (AMT), Fine Art Lamps Project (SunTrust
               Banks LOC), 3.90%, 10/2/99                        1,900
     2,000     Ocean Highway & Port Authority Revenue
               Bonds (AMT) (ABN-AMRO LOC),
               3.90%, 10/7/99                                    2,000
     3,000     Orange County Educational Facilities
               Authority VRDN, Rollins College Project
               (Bank of America Corp. LOC),
               3.80%, 10/7/99                                    3,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               FLORIDA - 3.1% (CONT'D.)
  $  4,340     Orange County HFA, Series 1987-A,
               Citicorp Eagle Trust, 3.87%, 10/7/99           $  4,340
     5,010     Sunshine State Government Finance
               Authority CP Revenue Notes, Series A
               (AMT), Government Finance Program
               (FGIC Insured), 3.30%, 10/22/99                   5,010
    16,990     Sunshine State Government Finance
               Commission, Series 1986
               (AMBAC Insured), 3.25%, 10/22/99                 16,990
                                                            ----------
                                                                69,765
                                                            ----------

               GEORGIA - 2.8%
     6,800     Atlanta Housing Authority
               Multi-Family VRDN, Series 1999 (AMT),
               Village of E. Lake Phase II
               (Bank of America Corp. LOC),
               3.90%, 10/7/99                                    6,800
    10,000     Bartow County Development Authority
               PCR Bonds, Series 2 (AMT), Georgia Power
               Co. Bowen Project, 3.75%, 1/26/00                10,000
     3,000     Clayton County Housing Authority
               Revenue VRDN (AMT), Williamsburg South
               Apartments Project (PNC Bank LOC),
               3.90%, 10/7/99                                    3,000
     5,300     Clayton County IDR VRDN (AMT),
               Blue Circle Aggregates, Inc. Project
               (Denmark Danske Bank LOC),
               3.90%, 10/7/99                                    5,300
     5,200     DeKalb County Housing Authority
               Revenue VRDN, Series 1995 (AMT), Cedar
               Creek Apartment Project (General Electric
               Capital Corp. LOC), 3.95%, 10/7/99                5,200
    10,000     Fulton County G.O. Bonds, Series 9,
               Citicorp Eagle Trust, 3.50%, 1/27/00             10,000
               Georgia HFA Conventional Mortgage
               Tender Option Bond, Mortgage License
               (AMT) (FHA Insured)
     6,325     Series C, 3.30%, 12/1/99                          6,325
       910     Series D, 3.30%, 12/1/99                            910
     1,800     Gwinnett County IDR VRDN, Series
               1998 (AMT), Network Publications,
               Inc. (Bank ofAmerica Corp. LOC),
               3.90%, 10/7/99                                    1,800

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               GEORGIA - 2.8% (CONT'D.)
  $  4,000     Hapeville Development Authority IDR
               VRDN, Series 1985, Hapeville Hotel Project,
               (Deutsche Bank LOC), 3.95%, 10/1/99            $  4,000
     4,150     Henry County Development Authority
               Revenue Bonds, Series 1997 (AMT), Atlas
               Roofing Corp. Project (SunTrust Banks
               LOC), 3.90%, 10/7/99                              4,150
     5,000     Savannah City Economic Development
               Authority Revenue VRDN, Series 1997
               (AMT), Kaolin Terminals Project
               (Bank of America Corp. LOC),
               3.90%, 10/7/99                                    5,000
                                                            ----------
                                                                62,485
                                                            ----------

               HAWAII - 0.2%
     5,000     Hawaii State Department of Budget &
               Finance, Series A (AMT), Hawaiian
               Electric Co. Project (MBIA Insured),
               3.90%, 10/7/99                                    5,000
                                                            ----------

               ILLINOIS - 10.5%
     3,500     Arlington Heights IDR VRDN, Series 1997
               (AMT), 3E Graphics and Printing Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    3,500
     9,580     Aurora City Rental Housing Revenue
               Bonds, Series PA-328, Fox Valley Project
               (Merrill Lynch Gtd.), 3.99%, 10/7/99              9,580
     7,000     Bolingbrook Multi-Family Housing
               Redevelopment Revenue Refunding VRDN,
               Series A (AMT), Amberton Apartments,
               (LaSalle National Bank LOC),
               3.85%, 10/7/99                                    7,000
     2,655     Chicago City IDR, Series B (AMT),
               Guernsey Bel, Inc. Project (LaSalle National
               Bank LOC), 3.84%, 10/7/99                         2,655
     9,495     Chicago City Public Building Commission,
               Series A PT-155, P-Floats (MBIA Insured),
               3.10%, 10/21/99                                   9,495
     3,885     Chicago City Sales TRB, Series PCR-8
               (FGIC Insured), 4.02%, 10/7/99                    3,885
    10,000     Chicago City VRDN Certificates, Series M
               (FGIC Insured), 3.62%, 7/13/00                   10,000
     7,000     Chicago Midway Airport Revenue VRDN,
               Second Lien, Series A (AMT)
               (MBIA Insured), 4.10%, 10/1/99                    7,000

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------
               ILLINOIS - 10.5% (CONT'D.)
  $  5,500     Chicago Midway Airport Revenue VRDN,
               Series 1995 (AMT), American Trans Air, Inc.
               Project (Bank One LOC), 3.95%, 10/7/99         $  5,500
    12,000     Chicago School Reform Board G.O.
               Bonds, Series 1996 (MBIA Insured),
               Bank of America Variable Rate Certificates,
               3.92%, 10/7/99                                   12,000
     3,750     Crestwood IDR Bond (AMT), GMG
               Warehouse LLC Project (LaSalle National
               Bank LOC), 3.84%, 10/7/99                         3,750
     1,600     Des Plaines City IDR VRDN, Series 1996
               (AMT), Finzer Roller, Inc. Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    1,600
     5,300     DuPage County Water Commission Water
               Revenue Bonds, Citicorp Eagle Trust,
               3.84%, 10/7/99                                    5,300
     3,550     Frankfort City IDR, Series 1996 (AMT),
               Bimba Manufacturing Co. Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    3,550
     4,375     Fulton County IDR VRDN, Series 1998
               (AMT), Drives, Inc. Project (Harris Trust
               & Savings Bank LOC), 3.95%, 10/7/99               4,375
       650     Illinois State Development Finance
               Authority Economic Development Revenue
               VRDN (AMT), D.E. Akin Seed Project
               (Bank One LOC), 3.95%, 10/7/99                      650
     2,365     Illinois State Development Finance
               Authority IDR VRDN (AMT), Bimba
               Manufacturing Co. Project (Harris Trust &
               Savings Bank LOC), 3.95%, 10/7/99                 2,365
     6,400     Illinois State Development Finance
               Authority Local Government Finance
               Program, Series A (AMBAC Insured),
               3.80%, 10/7/99                                    6,400
     4,100     Illinois State Development Finance
               Authority IDR VRDN, Series 1997 (AMT),
               Ciccone Food Products Project (Harris
               Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    4,100
     5,080     Illinois State Development Finance
               Authority IDR VRDN, Series A (AMT),
               General Converting Project (LaSalle
               National Bank LOC), 3.84%, 10/7/99                5,080


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               ILLINOIS - 10.5% (CONT'D.)
   $ 2,265     Illinois State Development Finance
               Authority IDR VRDN, Series A (AMT),
               Randall Metals Corp. Project (LaSalle
               National Bank LOC), 4.05%, 10/7/99             $  2,265
     3,900     Illinois State Development Finance
               Authority IDR VRDN (AMT), Astron
               Midwestern Inc. Project, (American
               National Bank LOC), 4.10%, 10/7/99                3,900
     4,400     Illinois State Development Fnance
               Authority IDR VRDN (AMT), Touhy LP
               Project (LaSalle National Bank LOC),
               3.84%, 10/7/99                                    4,400
     4,545     Illinois State Development Finance
               Authority  Revenue VRDN, Series 1999
               (AMT), Elite Manufacturing Technology,
               Inc. Project (Harris Trust & Savings
               Bank LOC), 3.95%, 10/7/99                         4,545
     5,950     Illinois State Development Finance
               Authority Revenue VRDN, Enterprise
               Office Project (Colld. by U.S. Government
               Securities), 3.80%, 12/1/99                       5,950
     5,500     Illinois State Development Finance
               Authority Revenue VRDN (AMT), Flying
               Food Fare, Inc. Project (Bank of America
               Corp. LOC), 3.95%, 10/7/99                        5,500
     4,160     Illinois State Development Finance
               Authority Revenue VRDN (AMT), Olive
               Can Co. Project (LaSalle National Bank
               LOC), 3.84%, 10/7/99                              4,160
     1,500     Illinois State Development Finance
               Authority Revenue VRDN, Series 1994,
               WBEZ Alliance Project, Series 1994
               (LaSalle National Bank LOC),
               3.80%, 10/7/99                                    1,500
     3,400     Illinois State Educational Facilities
               Authority VRDN, Cultural Pooled Finance
               Project, (American National Bank LOC),
               3.80%, 10/7/99                                    3,400
     9,000     Illinois State Health Facilities Authority
               Revenue VRDN, Series 1985B, Evanston
               Hospital Corp., 3.65%, 8/15/00                    9,000
    14,000     Illinois State Health Facilities Authority
               VRDN, Series 1993, Resurrection Health
               Care System, 3.60%, 11/24/99                     14,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               ILLINOIS - 10.5% (CONT'D.)
  $  1,500     Illinois State Health Facilities Authority
               VRDN, Series A (FSA Insured), Resurrection
               Health Care System, 3.95%, 10/1/99            $   1,500
    15,000     Illinois State Health Facilities Authority
               VRDN, Series B (FSA Insured), Resurrection
               Health Care System, 3.80%, 10/7/99               15,000
     6,425     Illinois State HDA Revenue VRDN,
               Series B-2 (AMT), Homeowner Mortgage,
               3.25%, 4/27/00                                    6,425
     5,480     Illinois State HDA VRDN, Subseries A-2
               (AMT), Homeowner Mortgage,
               3.10%, 1/20/00                                    5,480
     7,500     Ladd Village IDR VRDN, Series 1996
               (AMT), O'Neal Metals, Inc. Project (Bank
               of America Corp. LOC), 3.95%, 10/7/99             7,500
     2,000     Macon County Adjustable Rate Demand
               Revenue Bond, Series 1999 (AMBAC
               Insured), Milikin University,
               3.80%, 10/7/99                                    2,000
     1,575     Naperville G.O. Bonds, Series A,
               4.00%, 12/1/99                                    1,577
     2,710     Niles Village IDR VRDN, Series 1996
               (AMT), Lewis Spring & Manufacturing Co.
               Project (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    2,710
     2,700     Rockford City IDR, Series 1998 (AMT),
               Ring Can Corp. Project (SunTrust Banks
               LOC), 3.90%, 10/7/99                              2,700
     2,250     Romeoville City IDR, Series 1997 (AMT),
               Metropolitan Industries, Inc. Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    2,250
     6,000     Savanna City IDR VRDN, Series 1994
               (AMT), Metform Corp. Project
               (Bank One LOC),
               3.90%, 10/7/99                                    6,000
     5,800     St. Clair County IDR VRDN (AMT), Stellar
               Manufacturing Project (Bank of America
               Corp. LOC), 3.95%, 10/7/99                        5,800
     9,000     Will County Solid Waste Disposal Revenue
               Bond (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    9,000
                                                            ----------
                                                               234,347
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               INDIANA - 2.5%
  $  2,790     Anderson City Economic Development
               VRDN, Series 1996 (AMT), Gateway
               Village Project (FHLB LOC),
               3.85%, 10/7/99                                 $  2,790
     2,925     City of Indianapolis
               Citizens Gas & Coke Utility,
               3.60%, 1/25/00                                    2,925
     2,200     Ft. Wayne Hospital Authority VRDN,
               Series 1985 D, Park View Hospital Program
               (Bank of America LOC),
               3.80%, 10/7/99                                    2,200
     1,500     Greencastle City IDR VRDN, Series 1996
               (AMT), Crown Equipment Corp. Project
               (Key Bank LOC), 3.95%, 10/7/99                    1,500
     2,840     Hammond City Economic Devlopment
               VRDN, Series 1996 A (AMT), Annex at
               Douglas Point Project (FHLB LOC),
               3.85%, 10/7/99                                    2,840
               Indiana Development Finance Authority
               IDR VRDN (AMT), Red Gold, Inc. Project
               (Harris Trust & Savings Bank LOC)
     4,600       Series 1994 A, 3.95%, 10/7/99                   4,600
     2,900       Series 1994 B, 3.95%, 10/7/99                   2,900
     1,600     Indiana State Development Finance
               Authority Revenue VRDN, Indiana
               Historical Society, Inc. Project (Bank One
               LOC), 3.80%, 10/7/99                              1,600
     5,000     Indiana State Development Finance
               Authority (AMT), Facility Revenue
               Refunding Bonds, 3.90%, 10/7/99                   5,000
    17,000     Indiana Transportation Authority Highway
               Revenue Bonds, Citicorp Eagle Trust,
               3.50%, 1/27/00                                   17,000
     1,000     Indianapolis Airport Authority
               Refunding Bonds, Series A (AMT)
               (FGIC Insured), 4.50%, 7/1/00                     1,005
     3,600     Jasper County PCR VRDN,
               Series 1988-A, Northern Indiana Public
               Service Project, 3.70%, 3/10/00                   3,600
     2,000     Jasper County PCR, Series 1988-D,
               Northern Indiana Public Service Project,
               3.25%, 10/13/99                                   2,000
     6,000     Madison Economic Development Authority
               Revenue Bonds, Arvin Sango, Inc. Project
               (Bank One LOC), 4.00%, 10/7/99                    6,000
                                                            ----------
                                                                55,960
                                                            ----------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------
               IOWA - 1.4%
   $12,590     Iowa Finance Authority SFM Program
               Bonds, Series B (AMT) (GNMA/FNMA
               Insured), 3.00%, 2/23/00                        $12,590
     1,100     Iowa Finance Authority Solid Waste
               Disposal Revenue VRDN, Series 1993-A
               (AMT), Cedar River Paper Co. Project
               (Union Bank of Switzerland LOC),
               4.10%, 10/1/99                                    1,100
               Iowa Finance Authority Waste Disposal
               Revenue VRDN (AMT),
               Cedar River Paper Co. Project
               (Union Bank of Switzerland LOC),
     3,700       Series 1994-A, 4.10%, 10/1/99                   3,700
     9,900       Series 1995-A, 4.10%, 10/1/99                   9,900
     4,300       Series 1996-A, 4.10%, 10/1/99                   4,300
                                                            ----------
                                                                31,590
                                                            ----------

               KANSAS - 0.5%
     6,180     Kansas City Leavenworth & Lenexa
               Mortgage Revenue FRN, Series A-31,
               4.00%, 10/7/99                                    6,180
     1,000     Olathe IDR VRDN Bond, Series A (AMT),
               Diamant Boart, Inc. Project (Deutsche
               Bank A.G. LOC), 3.95%, 10/7/99                    1,000
     3,000     Topeka Temporary Notes, Series 1999 A,
               3.50%, 6/1/00                                     3,004
     1,980     Wichita Water & Sewer Utilities Revenue
               Bonds (FGIC Insured), 6.50%, 10/1/99              1,980
                                                            ----------
                                                                12,164
                                                            ----------

               KENTUCKY - 3.3%
     5,701     Carroll County Solid Waste Disposal
               Revenue VRDN (AMT), North American
               Stainless Project (Banco Bilbao Vizcaya
               LOC), 4.25%, 10/7/99                              5,701
     2,795     Clark County Industrial Building IDR
               VRDN, Series 1996 (AMT), Bluegrass Art
               Cast Project (Bank One LOC),
               3.95%, 10/7/99                                    2,795
               Daviess County Waste Disposal Facilities
               IDR VRDN (AMT), Scott Paper Co.
               Project (Kimberly-Clark Corp. Gtd.)
    14,600       Series 1993 A, 3.90%, 10/7/99                  14,600
     1,200       Series 1994 A, 3.90%, 10/7/99                   1,200
       100       Series 1994 B, 3.90%, 10/7/99                     100


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               KENTUCKY - 3.3% (CONT'D.)
   $10,000     Kentucky Association of Counties
               Advance Revenue Bond, Cash Flow
               TRAN, 4.00%, 6/30/00                            $10,039
     6,000     Kentucky Housing Corp. Housing Revenue
               Bonds, Series C (AMT), 3.20%, 12/31/99            6,000
    16,000     Kentucky Interlocal School Transportation
               Association TRAN, 4.00%, 6/30/00                 16,057
    17,000     Louisville & Jefferson Counties VRDN,
               Series A-1 (AMT), Regional Airport
               Authority System (National City Bank of
               Louisville LOC), 3.90%, 10/7/99                  17,000
                                                            ----------
                                                                73,492
                                                            ----------

               LOUISIANA - 1.6%
     2,000     Ascension Parish County Revenue
               VRDN (AMT), BASF Corp. Project
               (BASF Corp. Gtd.), 4.10%, 10/1/99                 2,000
    16,810     De Soto Parish PCR Refunding, Series A,
               Central Louisiana Electric Co.
               (Westdeutsche Landesbank LOC),
               3.60%, 10/7/99                                   16,810
     3,550     Louisiana Public Facilities Authority
               VRDN, College & University Equipment
               Project  (FGIC Insured), 3.80%, 10/7/99           3,550
     1,400     Louisiana Public Facility Authority
               Hospital Revenue Bonds, Series 1993
               (AMBAC Insured), Willis-Knighton
               Medical Center, 4.00%, 10/7/99                    1,400
     6,900     Louisiana State G.O. Bonds, Series 1994 A
               (AMBAC Insured), Citicorp Eagle Trust,
               3.84%, 10/7/99                                    6,900
     4,000     South Louisiana Port Commission
               Revenue VRDN, Series 1997 (AMT),
               Holnam, Inc. Project (First Wachovia LOC),
               3.85%, 10/7/99                                    4,000
                                                            ----------
                                                                34,660
                                                            ----------

               MAINE - 0.8%
     2,000     Fort Fairfield Revenue Bond
               (AMT), Atlantic Custom Processors
               (PNC Bank LOC), 3.95%, 10/7/99                    2,000
     5,000     Maine Public Utilities Finance Bank
               Revenue VRDN, Series 1996 (AMT), Maine
               Public Service Co. Project (Bank of New
               York LOC), 3.90%, 10/7/99                         5,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)


               MAINE - 0.8% (CONT'D.)
    $9,995     Maine State Housing Authority Variable
               Rate COP, Series B (AMT), 3.97%, 10/7/99        $ 9,995
                                                            ----------
                                                                16,995
                                                            ----------

               MARYLAND - 1.2%
     2,100     Baltimore City Economic Development
               VRDN, Series 1985, Mt. Washington
               Pediatric Hospital, Inc. (Mellon Bank
               LOC), 4.00%, 10/7/99                              2,100
     1,000     Baltimore County Economic
               Development FRN, Board of
               Commissioners Notre Dame Preparatory
               School Project (Crestar Bank LOC),                1,000
               3.80%, 10/7/99
     3,280     Cecil County Economic Development
               VRDN (AMT), Steel Techs, Inc. Facilities
               (PNC Bank LOC), 3.95%, 10/7/99                    3,280
     7,811     Maryland State Community Development
               Administration Bonds, Series PT-12,
               Merrill P-Floats, 3.77%, 10/1/99                  7,811
     3,995     Maryland State Community Development
               Administration Bonds, Series PT-284,
               3.85%, 8/24/00                                    3,995
     2,800     Maryland State Economic Development
               Corp. VRDN (AMT), Unisite Design, Inc.
               (Mellon Bank LOC), 4.10%, 10/7/99                 2,800
     3,000     Maryland State IDA VRDN, Townsend
               Culinary, Inc. Project (SunTrust Banks
               LOC), 3.90%, 10/7/99                              3,000
     2,030     Washington Suburban Sanitary District
               General Construction Bond, Series I
               (Colld. by U.S. Government Securities),
               6.90%, 6/1/00                                     2,103
                                                            ----------
                                                                26,089
                                                            ----------

               MASSACHUSETTS - 1.1%
     3,400     Commonwealth of Massachusetts G.O.
               Weekly Refunding Bonds, 3.75%, 10/7/99            3,400
     5,000     Massachusetts Bay Transportation
               Authority Revenue Bond, Series A
               (Colld. by U.S. Government Securities)
               7.00%, 3/1/00                                     5,083


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MASSACHUSETTS - 1.1% (CONT'D.)
   $ 5,500     Massachusetts State Development Finance
               Agency, Waste Management, Inc. Project
               (SunTrust Banks LOC),
               3.80%, 10/7/99                                 $  5,500
     3,100     Massachusetts State HFA SFM Revenue
               Notes, Series A, 3.60%, 6/1/00                    3,100
     1,655     Massachusetts State HFA VRDN, Series
               1996-5A (AMT), Clipper Trust Certificate
               (AMBAC Insured), 3.98%, 10/7/99                   1,655
     4,875     Massachusetts State HFA VRDN, Series
               PA-132 (AMT), Harbor Point Project
               (AMBAC Insured), 3.75%, 10/7/99                   4,875
                                                            ----------
                                                                23,613
                                                            ----------

               MICHIGAN - 3.1%
     6,000     Jackson County Economic Development
               Corp. VRDN (AMT), Production Saw &
               Machine Co., (Comerica Bank LOC)
               3.85%, 10/7/99                                    6,000
    12,495     Michigan State Building Development
               Authority Revenue COP, Series 81,
               Morgan Stanley Floating Rate
               Trust Certificates, 3.84%, 10/7/99               12,495
    16,000     Michigan State HDA, Series B (AMT),
               3.00%, 12/1/99                                   16,000
     3,000     Michigan Strategic Fund Limited
               Obligation Revenue VRDN, Dirksen Screw
               Products Co. Project (Bank One LOC),
               3.85%, 10/7/99                                    3,000
    13,000     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT),
               Dow Chemical Co. Project, 4.10%, 10/1/99         13,000
     5,170     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT), GT
               USA LLC Project (Comerica Bank LOC),
               3.85%, 10/7/99                                    5,170
     1,990     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT), Kruger
               Commodities, Inc. Project (Harris Trust &
               Savings Bank LOC), 3.95%, 10/7/99                 1,990
     5,000     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT), Serta
               Restokraft Project (Comerica Bank LOC),
               3.85%, 10/7/99                                    5,000

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               MICHIGAN - 3.1%  (CONT'D.)
  $    900     Midland County Economic Development
               Corp. VRDN, Series 1993A (AMT), Dow
               Chemical Corp. Project, 4.05%, 10/1/99         $    900
     6,500     Oakland County Economic Development
               Corp. Limited Obligation Revenue VRDN
               (AMT), Richard & Tool Die Corp.
               Project (Comerica Bank LOC),
               3.85%, 10/7/99                                    6,500
                                                            ----------
                                                                70,055
                                                            ----------

               MINNESOTA - 0.6%
    11,290     Minnesota State HFA SFM Revenue Bonds,
               Series 1998 F (AMT), 3.55%, 8/14/00              11,290
     3,060     Stearns County Housing &
               Redevelopment Authority VRDN (AMT),
               Cold Spring Granite Co. Project
               (U.S. Bank LOC), 4.00%, 10/7/99                   3,060
                                                            ----------
                                                                14,350
                                                            ----------

               MISSISSIPPI - 1.1%
    12,485     Mississippi Gulf Coast Waste Water
               Treatment Revenue Refunding VRDN,
               Merlot Series 99c698 (MBIA Insured),
               3.95%, 10/7/99                                   12,485
     8,965     Mississippi Home Corp., Series A (AMT),
               PT-173, 3.90%, 10/7/99                            8,965
     3,250     Mississippi State SFM Revenue Bonds,
               Series G-CL5 (AMT), P-Floats PT-146,
               3.90%, 10/7/99                                    3,250
                                                            ----------
                                                                24,700
                                                            ----------

               MISSOURI - 2.3%
     2,000     Missouri Development Finance
               Board Infrastructure Facilities IDR Bond,
               Series A, Science City Union Station
               (Canadian Imperial Bank of Commerce
               LOC), 4.10%, 12/1/99                              2,003
    12,366     Missouri Environmental Improvement
               & Energy Revenue Refunding VRDN,
               K C  Power & Light Co. Project,
               3.65%, 3/13/00                                   12,366
    10,000     Missouri Health & Educational Facilities
               Authority VRDN, Series A, Missouri Pooled
               Hospital Loan Program, 3.80%, 10/7/99            10,000



PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MISSOURI - 2.3%  (CONT'D.)
  $    500     Missouri Higher Education Loan Authority
               Student Loan Revenue VRDN, Series
               1990A (AMT) (National Westminster
               PLC LOC), 3.90%, 10/7/99                       $    500
     1,800     Missouri Higher Education Loan Authority
               VRDN, Series B (AMT) (MBIA Insured),
               3.95%, 10/7/99                                    1,800
     8,900     Missouri Higher Education Loan Authority
               VRDN, Series B (AMT) (National
               Westminster LOC), 3.90%, 10/7/99                  8,900
     4,420     Missouri Housing Development VRDN,
               Series A (AMT), Merrill P-Floats PA-116,
               3.85%, 10/7/99                                    4,420
     8,000     St. Louis County IDA Multifamily Housing
               Revenue VRDN (AMT), Whispering Lakes
               Apartment Project (Mercantile Bank of St.
               Louis LOC), 3.80%, 10/7/99                        8,000
     3,000     St. Louis General Fund TRAN, Series
               1999-2000, 4.00%, 6/30/00                         3,016
                                                            ----------
                                                                51,005
                                                            ----------

               MONTANA - 0.2%
               Montana State Board of Housing P-Floats
     3,080       Series PA-158, 3.90%, 10/7/99                   3,080
     2,365       Series PT-87, 3.90%, 10/7/99                    2,365
                                                            ----------
                                                                 5,445
                                                            ----------

               NEBRASKA - 0.3%
     1,700     Nebraska Investment Finance Authority
               SFM Revenue FRN, Series A3,
               4.00%, 10/7/99                                    1,700
     4,100     Omaha Public Power District
               Nebraska Electric Revenue Bonds,
               Series A, 4.30%, 2/1/00                           4,108
                                                            ----------
                                                                 5,808
                                                            ----------

               NEVADA - 0.9%
     1,710     Clark County Public Safety G.O. Bonds,
               4.00%, 2/1/00                                     1,715
    12,500     Nevada State Department Business &
               Industry PCR VRDN (AMT), Barrick
               Goldstrik Mines (Royal Bank of
               Canada LOC), 3.85%, 10/7/99                      12,500
     6,200     Nevada Municipal Bond Trust Receipts
               Certificates, Series 1997-SGB 31
               (FGIC Insured), 3.87%, 10/7/99                    6,200
                                                            ----------
                                                                20,415
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               NEW JERSEY - 0.5%
   $10,000     Jersey City G.O. Refunding Notes,
               3.625%, 1/14/00                                 $10,012
                                                            ----------

               NEW MEXICO - 0.3%
     1,500     Farmington PCR VRDN,
               Farmington Public Service (AMT),
               (Barclays Bank LOC), 4.00%, 10/1/99               1,500
     5,140     New Mexico Mortgage Finance Authority
               P-Floats, Series PT-196 (AMT),
               3.90%, 10/7/99                                    5,140
                                                            ----------
                                                                 6,640
                                                            ----------

               NEW YORK - 2.3%
     3,000     Nassau County G.O. RAN
               (Bank of New York LOC), 4.25%, 3/15/00            3,009
     8,900     Nassau County TAN, Series C,
               3.50%, 12/22/99                                   8,909
     1,100     New York City G.O. VRDN,
               Sub Series A-7, (Morgan Guaranty LOC),
               3.80%, 10/1/99                                    1,100
               New York State Dormitory Authority
               VRDN, Series A, Rockefeller University,
               Citicorp Eagle Trust
     6,100     No. 973201, 3.87%, 10/7/99                        6,100
     5,000     No. 973202, 3.87%, 10/7/99                        5,000
    16,725     New York State Environmental Facilities
               Corp. PCR VRDN, Eagle Trust No. 94302,
               Weekly Option (FSA Insured),
               3.15%, 10/7/99                                   16,725
    10,850     New York State Medical Care Facilities
               Finance Agency Revenue Refunding
               Bond, Series B, St. Lukes (Colld. by U.S.
               Govenment Securities), 7.45%, 2/15/00            11,104
                                                            ----------
                                                                51,947
                                                            ----------

               NORTH CAROLINA - 2.3%
     2,200     Brunswick County IDA PCR VRDN, Series
               1996 (AMT), Armada Project (Bank of
               America Corp. LOC), 3.90%, 10/7/99                2,200
     5,700     Capital Regional Airport Commission
               Passenger Facilities Charge Revenue VRDN
               (AMT) (First Union National Bank of
               Charlotte LOC), 3.90%, 10/7/99                    5,700

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               NORTH CAROLINA - 2.3%  (CONT'D.)
  $  7,000     Catawba County IDA PCR VRDN,
               Series 1996 (AMT), Hooker Furniture Corp.
               Project (Bank of America Corp. LOC),
               3.90%, 10/7/99                                 $  7,000
     3,000     Columbus County Industrial Facilities &
               Finance Authority PCR VRDN (AMT),
               Conflandey, Inc. Project (Banque
               Nationale de Paris LOC), 3.95%, 10/7/99           3,000
     2,400     Mecklenburg County Industrial Facilities &
               Finance Authority PCR VRDN (AMT),
               SteriGenics International Project
               (Comerica Bank LOC), 3.95%, 10/7/99               2,400
       495     North Carolina HFA SFM Tender Option
               Revenue Bond, 3.65%, 3/1/00                         495
    12,200     North Carolina Medical Care Community
               Hospital Revenue Bond, Pooled
               Equipment Finance Project
               (MBIA Insured), 3.70%, 10/7/99                   12,200
     3,600     North Carolina State Ports Authority
               VRDN, Series 1996 (AMT), Morehead City
               Terminals, Inc. (Bank of America Corp.
               LOC), 3.90%, 10/7/99                              3,600
     7,385     North Carolina State ROC, Series 48,
               3.87%, 10/7/99                                    7,385
     2,420     Raleigh COP, Equipment Acquisition
               Project, 3.00%, 12/1/99                           2,420
     5,000     Wake County Industrial Pollution Finance
               Facility Authority VRDN, Series C,
               Carolina Power & Light Project
               (First Union National Bank LOC),
               3.70%, 10/7/99                                    5,000
                                                            ----------
                                                                51,400
                                                            ----------

               NORTH DAKOTA - 0.4%
     8,000     North Dakota State HFA Home Mortgage
               Finance Revenue Bond, Housing Finance
               Program, Series E (AMT), 3.80%, 9/29/00           8,000
                                                            ----------

               OHIO - 3.5%
    15,000     Clinton County Hospital Revenue Bonds
               VRDN, Ohio Hospital Cap. Inc. Pooled
               Financing (Fifth Third Bank LOC),
               3.80%, 10/7/99                                   15,000





See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               OHIO - 3.5% (CONT'D.)
  $  6,330     Dublin Inn Tax-Exempt Mortgage Bond
               Trust, Series 1987 (Huntington National
               Bank LOC), 4.57%, 3/1/00                      $   6,330
    12,000     Ohio State Air Quality Development
               Authority VRDN, Series A, Ohio Edison
               Project (Toronto-Dominion Bank LOC),
               2.95%, 2/1/00                                    12,000
     4,500     Ohio State Air Quality Development
               Authority PCR VRDN, Cleveland Electric
               Illuminating Project (FGIC Insured),
               3.25%, 11/12/99                                   4,500
     1,000     Ohio State Air Quality Development
               Authority PCR VRDN, Ohio Edison Co.
               Project (AMT), (Union Bank of
               Switzerland LOC), 4.20%, 5/1/00                   1,004
    25,000     Ohio State HFA Residential Mortgage
               Revenue VRDN, Series A-2 (AMT),
               3.05%, 3/1/00                                    25,000
     3,000     Ohio State Solid Waste Revenue Bonds,
               Series 99 (AMT), BP Exploration & Oil
               Project, 4.00%, 10/1/99                           3,000
     2,900     Ohio State Turnpike Commission Revenue
               Bonds, Weekly Option Period, PCR-18
               (FGIC Insured), 4.02%, 10/7/99                    2,900
     6,600     Student Loan Funding Corp.
               Revenue Refunding VRDN, Series A-1
               (AMT), 3.75%, 10/7/99                             6,600
     2,055     Union County IDR VRDN (AMT), Union
               Aggregates Co. Project (PNC Bank LOC),
               3.95%, 10/7/99                                    2,055
                                                            ----------
                                                                78,389
                                                            ----------
               OKLAHOMA - 1.0%
     6,050     Oklahoma HFA SFM Revenue Bonds
               (AMT), PT-78, 3.30%, 3/9/00                       6,050
               Tulsa City Airport Improvement VRDN
               (AMT) (MBIA Insured)
     6,740       Series B-1, 3.92%, 10/7/99                      6,740
     9,390       Series B-2, 3.92%, 10/7/99                      9,390
                                                            ----------
                                                                22,180
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               OREGON - 0.8%
  $  2,585     Medford Hospital Facilities Authority
               Revenue, Series A (MBIA Insured), Asante
               Health System, 4.50%, 8/15/00                  $  2,602
     1,100     Metropolitan Service District Riedel
               Compost Waste Disposal VRDN (AMT)
               (US Bank LOC), 4.00%, 10/7/99                     1,100
     4,500     Oregon Housing & Community Services
               Department SFM Bond Program, Series H,
               3.48%, 6/29/00                                    4,500
     3,900     Oregon State Economic Development
               Revenue, Series 176 (AMT), Cascade Steel
               Rolling Mills Project (Commerzbank A.G.
               LOC), 3.90%, 10/7/99                              3,900
     6,600     Oregon State Economic Development
               Revenue, Series 181 (AMT), Oregon Metal
               Slitters, Inc. (Key Bank N.A. LOC),
               3.95%, 10/7/99                                    6,600
                                                            ----------
                                                                18,702
                                                            ----------

               PENNSYLVANIA - 3.0%
     1,400     Allegheny County Hospital Development
               Bonds, Series B-2, Presbyterian University
               Hospital (Bank One LOC), 3.85%, 10/1/99           1,400
     2,900     Allegheny County Hospital Development
               Authority Revenue VRDN, Series D (MBIA
               Insured), Presbyterian Health Center,
               3.90%, 10/1/99                                    2,900
     3,700     Chester County IDA Bonds, Series 1997 A
               (AMT), KAC III Realty Corp. Project (PNC
               Bank LOC), 3.95%, 10/7/99                         3,700
    22,500     Delaware Valley Regional Finance
               Authority VRDN, Series 1997 A, Merrill
               Lynch P-Floats PT-104 (AMBAC Insured),
               3.50%, 11/4/99                                   22,500
     3,500     Pennsylvania Economic Development
               Finance Authority IDR VRDN, Series
               1996 A1-8 (AMT) (PNC Bank LOC),
               3.95%, 10/7/99                                    3,500
     9,250     Pennsylvania Economic Development
               Finance Authority Revenue Bond (AMT),
               Approved Solid Waste Project, (Bayerisch
               Landesbank LOC), 3.25%, 12/15/99                  9,250

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               PENNSYLVANIA - 3.0% (CONT'D.)
   $ 3,050     Pennsylvania Higher Educational
               Assistance Agency Student Loan Revenue
               Bond, Series A (SLMA LOC),
               3.90%, 10/7/99                                 $  3,050
     1,000     Pennsylvania Higher Educational Facilities
               Authority Revenue Bond, Series C,
               University of Pennsylvania Health Services,
               (Morgan Guaranty LOC), 3.85%, 10/7/99             1,000
     4,000     Philadelphia Hospital & Higher Education
               Facilities VRDN, Series B, Jefferson Health
               System, 3.25%, 3/31/00                            4,000
     3,000     Philadelphia TRAN, Series 1999-2000,
               4.25%, 6/30/00                                    3,016
     4,000     Pittsburgh Urban Redevelopment
               Authority Bonds, Series C (AMT),
               3.20%, 12/1/99                                    4,000
     6,000     Quakertown Hospital Authority VRDN,
               HPS Group Pooled Finance (PNC Bank
               LOC), 3.90%, 10/7/99                              6,000
     3,025     Washington County IDA Revenue VRDN
               (AMT), Accutrex Products, Inc. Project
               (Mellon Bank LOC), 4.10%, 10/7/99                 3,025
                                                            ----------
                                                                67,341
                                                            ----------

               SOUTH CAROLINA - 0.6%
     5,400     Cherokee County IDR VRDN, Series 1989
               (AMT), Oshkosh Truck Corp. Project
               (Bank of America Corp. LOC),
               3.95%, 10/7/99                                    5,400
     1,000     Florence County Public Facilities Corp.
               Bonds, Law Enforcement Project-Civic
               Center (Colld. by U.S. Government
               Securities), 7.60%, 3/1/00                        1,023
       200     Lexington County IDA PCR VRDN,
               Series A, AlliedSignal Project,
               3.95%, 10/7/99                                      200
       900     Lexington County Pollution Control
               Facilities Revenue Bond, Series A, Allied
               Signal Project, 3.95%, 10/7/99                      900

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               SOUTH CAROLINA - 0.6% (CONT'D.)
    $5,400     South Carolina Jobs Economic
               Development Authority Revenue VRDN
               (AMT), Virtual Image Technology
               (Bank of America Corp. LOC),
               3.95%, 10/7/99                                 $  5,400
                                                            ----------
                                                                12,923
                                                            ----------

               SOUTH DAKOTA - 0.6%
     5,800     Lawrence County Solid Waste Bonds,
               Homestake Mining of CA, Series 1997A
               (AMT), (Chase Manhattan Bank LOC),
               4.05%, 10/1/99                                    5,800
     8,410     South Dakota Economic Development
               Finance Authority VRDN, Series 1996
               (AMT), Hastings Filters, Inc. Project
               (Harris Trust & Savings Bank LOC),
               3.90%, 10/7/99                                    8,410
                                                            ----------
                                                                14,210
                                                            ----------

               TENNESSEE - 4.6%
     1,300     Dickson County IDR VRDN, Series 1996
               (AMT), Tennessee Bun Co. LLC Project
               (PNC Bank LOC), 3.95%, 10/7/99                    1,300
     6,000     Jackson City Waste Facilities IDR VRDN,
               Series 1995 (AMT), Florida Steel Corp.
               Project (Bank of America Corp. LOC),
               3.90%, 10/7/99                                    6,000
     2,100     Knox County G.O. Public Improvement
               Bonds, 4.50%, 4/1/00                              2,114
     8,600     Knox County Health, Educational &
               Housing VRDN, THA Solutions
               Group, Inc. (CDC Funding Corp. LOC),
               3.80%, 10/7/99                                    8,600
     5,000     Metropolitan Government Nashville &
               Davidson Counties Health & Education
               Facilities Board Revenue VRDN, Series A
               (AMT), Old Hickory Towers (FHLB LOC),
               3.90%, 10/7/99                                    5,000
     1,360     Montgomery County Public Building
               Authority Adjustable Loan Pooled Finance
               Revenue Bonds, Series 1996 (Bank of
               America LOC), 3.80%, 10/7/99                      1,360
     2,000     Morristown City IDR VRDN, Series 1997
               (AMT), BOS Automotive Products, Inc.
               (Hypo-Vereinsbank LOC),
               3.90%, 10/7/99                                    2,000

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               Tennessee - 4.6% (CONT'D.)
   $23,175     Nashville & Davidson Counties Electric
               Revenue VRDN, Citicorp Eagle Trust,
               3.87%, 10/7/99                                $  23,175
     1,300     Nashville & Davidson Counties
               Health & Education Facilities Board
               Revenue VRDN, Series 1996-A, Adventist
               Health Systems-Sunbelt (SunTrust Banks
               LOC), 3.80%, 10/7/99                              1,300
     4,160     Sevier County Public Building Authority
               Local Government Public Improvement
               Bonds, Series E-2 (AMT) (AMBAC Insured),
               3.85%, 10/7/99                                    4,160
    11,400     Shelby County G.O. Bond, Series 1996 B,
               Soc Gen Trust SGB-21 (FSA Insured),
               3.87%, 10/7/99                                   11,400
     1,000     Shelby County Health & Educational
               Housing Facilities Board Multi-family
               Housing Revenue VRDN (AMT), Arbor Lake
               Project (PNC Bank LOC),
               3.95%, 10/7/99                                    1,000
     8,500     Signal Mountain Health Education
               Revenue Refunding Bonds, Alexian Village
               Project (FSA Insured), 3.30%, 2/29/00             8,500
               Tennessee State HDA Homeownership
               Program Revenue Bonds (AMT),
    15,000       Series 3-C, 3.10%, 11/18/99                    15,000
    12,500       Series PG 2-C, 3.57%, 8/15/00                  12,500
                                                            ----------
                                                               103,409
                                                            ----------

               TEXAS - 16.5%
    13,200     Austin Airport System Revenue Bonds,
               Series A (Morgan Guaranty Trust LOC),
               3.75%, 10/7/99                                   13,200
     5,000     Austin Utility System Revenue Bonds
               (Colld. by U.S. Government Securities),
               10.00%, 5/15/00                                   5,204
    10,500     Bastrop Independent School District G.O.
               VRDN, Municipal Securities Trust Receipts,
               Series SGB-37 (PSF of Texas Gtd.),
               3.87%, 10/7/99                                   10,500
    21,350     Brazos River Authority PCR Refunding
               Bond, Series C3 (Bank of America Corp.
               LOC), 3.50%, 6/19/00                             21,350

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               TEXAS - 16.5% (CONT'D.)
  $  5,600     Brazos River Authority PCR Refunding
               Bond VRDN, Series 1996-B (AMT), Texas
               Utilities Electric Co. Project
               (AMBAC Insured), 4.30%, 10/1/99                $  5,600
    13,100     Brazos River Authority PCR Refunding
               Bond VRDN, Series 1997-A (AMT), Texas
               Utilities Electric Co. Project
               (MBIA Insured), 4.10%, 10/1/99                   13,100
     2,150     Brazos River Authority PCR Refunding
               Bond, Series 1997-B (AMT) (MBIA
               Insured), Texas Utilities Electric Co.,
               4.05%, 10/1/99                                    2,150
     6,250     Brazos River Harbor District Brazoria
               County VRDN (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    6,250
     2,500     Brazos River Harbor District VRDN,
               Series 1996 (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    2,500
     5,000     Calhoun County Navigation IDR VRDN
               (AMT), Formosa Plastics Corp. U.S.A.
               (Bank of America Corp. LOC),
               3.80%, 10/7/99                                    5,000
     9,600     Comal Independent School District,
               ABN-AMRO MuniTops Trust Certificates
               (PSF Gtd.), 3.90%, 10/7/99                        9,600
    28,995     Dallas G.O. Refunding Bonds, Morgan
               Stanley Floating Rate Certificates,
               Series 93, 3.85%, 10/7/99                        28,995
     8,000     Denton County Independent School
               District G.O., Series B (PSF of Texas Gtd.),
               3.65%, 8/15/00                                    8,000
     3,500     El Paso City Housing Finance Corp.
               VRDN, Series 1993 (AMT), Viva Apartments
               Project (General Electric Corp. LOC),
               3.95%, 10/7/99                                    3,500
     7,850     Galveston County Housing Finance Corp.
               SFM Revenue Bond, Series PT 205 (AMT),
               P-Floats, 3.90%, 10/7/99                          7,850
     5,000     Greater Texas Student Loan Corp., Series A
               (AMT) (SLMA LOC), 3.00%, 2/1/00                   5,000
               Gulf Coast Waste Disposal Authority VRDN,
               Series 1994 (AMT), BP Amoco PLC Project
     1,800       4.00%, 10/1/99                                  1,800
     4,600       3.15%, 10/1/99                                  4,600

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               TEXAS - 16.5% (CONT'D.)
   $11,485     Harris County Health Facilities
               Development Corp. Revenue Bonds,
               Series 6, Sisters of Charity of the Incarnal
               Word Project, 3.95%, 10/7/99                    $11,485
    11,880     Harris County Toll Road Unlimited Tax
               Subordinate Lien Revenue Bonds, CR138,
               3.84%, 10/7/99                                   11,880
    20,420     Harris County Toll Road Unlimited Tax
               VRDN, Series 1994 A, Citicorp Eagle Trust
               No. 954302, 3.84%, 10/7/99                       20,420
    19,000     Harris County VRDN, Subordinate Lien
               Toll Road Bond, 3.95%, 10/7/99                   19,000
    10,000     Nueces River Authority Water Supply
               Revenue Bond, Series 974306 (FSA
               Insured), Corpus Christi Lake Project,
               3.84%, 10/7/99                                   10,000
     5,000     Port Arthur Navigation District Revenue
               VRDN (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    5,000
    15,025     Port Arthur Navigation District Revenue
               VRDN (AMT), Fina Oil & Chemical Co.
               Project, 4.15%, 10/1/99                          15,025
               Port of Corpus Christi Solid Waste Disposal
               VRDN, Koch Refining Co. Project (AMT)
    22,200       3.85%, 10/7/99                                 22,200
    23,000       Series 1996, 3.85%, 10/7/99                    23,000
     1,230     Richardson City Independent School
               District G.O. Refunding Bonds,
               4.75%, 2/15/00                                    1,238
     4,000     Sabine River Authority PCR Bond,
               Series B (AMT) (AMBAC Insured), Texas
               Utilities Electric Co., 4.05%, 10/1/99            4,000
     5,000     San Antonio City Electric & Gas System
               Revenue Bonds, Series A, Municipal Trust
               Certificates No. 32, 3.92%, 10/7/99               5,000
     9,240     San Antonio Independent School District
               ROC, Series 30 (PSF Gtd.), 3.87%, 10/7/99         9,240
    35,000     State of Texas TRAN, Series A,
               4.50%, 8/31/00                                   35,242


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               TEXAS - 16.5% (CONT'D.)
  $  6,401     Texas Department of Housing and
               Community Affairs SFM VRDN,
               Series PA-128 (AMT) (MBIA Insured),
               3.85%, 8/10/00                               $    6,401
     5,200     Trinity River IDA Revenue Bonds,
               Automatic Data Processing, Inc. Project,
               4.35%, 10/1/99                                    5,200
    10,000     University of Texas Financing System,
               Series B, 3.82%, 10/7/99                         10,000
                                                            ----------
                                                               368,530
                                                            ----------

               UTAH - 1.4%
     2,500     Intermountain Power Agency
               Power Supply Revenue Bonds,
               Series 1985-B (Colld. by U.S. Government
               Securities), 10.375%, 7/1/00                      2,646
     4,800     Intermountain Power Agency Revenue
               Bonds, Eagle Trust CR-331 (FSA Insured),
               3.84%, 10/7/99                                    4,800
    15,000     Intermountain Power Agency
               Variable Rate Revenue Bonds, Series E
               (AMBAC Insured), 3.625%, 3/15/00                 15,000
     7,665     Intermountain Power Supply Revenue
               Bonds, Municipal Securities Trust Receipts,
               Series SG-6 (FSA Insured), 3.85%, 10/7/99         7,665
                                                            ----------
                                                                30,111
                                                            ----------

               VERMONT - 0.2%
     4,250     Vermont Housing Finance Agency
               Single Family Housing Notes, Series 10-C
               (AMT), 3.15%, 4/28/00                             4,250
                                                            ----------

               VIRGINIA - 2.7%
     3,700     Botetourt County IDR VRDN (AMT),
               Valley Forge Co. Project (Harris Trust &
               Savings Bank LOC), 3.95%, 10/7/99                 3,700
    12,500     Dinwiddie County IDA VRDN, Series A
               (AMT), Chaparral Steel Project (Bank of
               America Corp. LOC), 4.00%, 10/1/99               12,500
     9,935     Fairfax County Economic Development
               Authority Resource Recovery Revenue
               Refunding Bonds, Series A (AMT) (AMBAC
               Insured), 5.50%, 2/1/00                          10,004

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               VIRGINIA - 2.7% (CONT'D.)
  $  3,900     Halifax County IDA VRDN, Series 1998
               (AMT), D-Scan, Inc. Project (Bank of
               America Corp. LOC), 3.90%, 10/7/99             $  3,900
    12,300     Norfolk City G.O. VRDN, Citicorp Eagle
               Trust No. 944601, 3.92%, 10/7/99                 12,300
     1,069     Roanoke IDA VRDB, Carilion Health
               System, Series B, 3.95%, 10/1/99                  1,069
    15,615     Virginia State G.O. VRDN, Series 1994,
               Citicorp Eagle Trust No. 954601,
               3.84%, 10/7/99                                   15,615
                                                            ----------
                                                                59,088
                                                            ----------

               WASHINGTON - 4.1%
     1,200     Kent City Economic Development Corp.
               IDR VRDN, Associated Grocers Project
               (Bank of America Corp. LOC),
               4.38%, 10/7/99                                    1,200
     4,190     Port of Anacortes IDA IDR Bond, Texaco
               Project, 3.40%, 10/7/99                           4,190
     5,100     Seattle City Municipal Light & Power
               Adjustable Rate Revenue Bonds,
               Series 1996, 3.65%, 10/7/99                       5,100
    21,700     Washington G.O. Refunding Bonds,
               Eagle Trust Series 1993-C,
               3.84%, 10/7/99                                   21,700
       300     Washington Health Care Facilities
               Authority Bond, Series 1985-B,
               Sisters of Providence (Rabobank Group
               LOC), 3.75%, 10/1/99                                300
    21,200     Washington Public Power Supply System
               Revenue Bonds, Series 1994, Citicorp
               Eagle Trust, 3.97%, 10/7/99                      21,200
     8,000     Washington Public Power Supply System
               Revenue Bonds, Series A, Project No. 2
               (Colld. by U.S. Government Securities),
               7.375%, 7/1/00                                    8,347
     6,000     Washington Public Power Supply System
               Revenue Refunding Bonds, Series B,
               Project No. 3, 7.10%, 7/1/00                      6,154
    11,950     Washington State G.O., Municipal Trust
               Receipts Certificates, SGB-13,
               Series 1993-B, 3.87%, 10/7/99                    11,950

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               WASHINGTON - 4.1% (CONT'D.)
  $  7,555     Washington State G.O., Series B,
               4.25%, 1/1/00                                  $  7,573
     3,800     Washington State Housing Finance
               Commission Single Family Program
               VRDN,  Series 1A-S (AMT), 3.00%, 2/1/00           3,800
                                                            ----------
                                                                91,514
                                                            ----------

               WEST VIRGINIA - 0.4%
     1,300     Brooke County IDR, Series 1997 (AMT),
               Star-Kist Foods, Inc. Project (H.J. Heinz Co.
               Gtd.), 3.95%, 10/7/99                             1,300
               Marion County Solid Waste Disposal
               Facilities Revenue VRDN (AMT), Granttown
               Project (National Westminster Bank LOC)
     3,400       Series B, 3.90%, 10/7/99                        3,400
     3,000       Series C, 3.90%, 10/7/99                        3,000
     2,000     Ritchie County IDR VRDN (AMT),
               Simonton Building Products, Inc. Project
               (PNC Bank LOC), 3.95%, 10/7/99                    2,000
                                                            ----------
                                                                 9,700
                                                            ----------
               WISCONSIN - 3.5%
     4,225     Altoona School District BAN,
               3.70%, 4/1/00                                     4,235
     2,500     Luxemburg-Casco School District BAN,
               3.60%, 12/15/99                                   2,501
     4,500     Mauston School District No. 1, BAN,
               3.70%, 4/1/00                                     4,504
     5,800     Medford Area School District BAN,
               4.35%, 12/1/99                                    5,810
     2,950     Milwaukee City Redevelopment VRDN,
               Series 1996 (AMT), Starline Manufacturing,
               Inc. (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    2,950
     5,515     Milwaukee Metropolitan Sewer District
               G.O. Refunding Bonds, Series 1997A,
               PT 1173, 3.70%, 2/17/00                           5,515
     5,220     Milwaukee Redevelopment Authority
               VRDN, Series 1986 (AMT), Washington
               Square Phase III (La Salle National Bank
               LOC), 4.05%, 10/7/99                              5,220
    10,000     Milwaukee Short Term School Notes
               Trust Receipts Certificates, Series A37,
               3.90%, 10/7/99                                   10,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               WISCONSIN - 3.5% (CONT'D.)
  $  2,350     Mukwonago School District BAN,
               3.75%, 11/1/99                                 $  2,351
     2,000     Oregon Wisconsin G.O. Promissory Notes
               3.70%, 3/15/00                                    2,002
     4,290     Pewaukee IDR VRDN, Series 1992
               (AMT), HUSCO International, Inc. Project
               (Bank One LOC), 3.90%, 10/7/99                    4,290
     6,000     River Falls School District BAN,
               3.75%, 11/1/99                                    6,004
       850     Sheboygan PCR Bonds, Series 1995,
               Wisconsin Electric Co. Project (Wisconsin
               Electric Co. Gtd.), 3.85%, 10/7/99                  850
    11,550     Wisconsin Clean Water Revenue Bonds,
               P-Floats, Series PT-1181,
               3.85%, 8/24/00                                   11,550
       801     Wisconsin Health and Education Revenue
               Bond, Series 1994 A, Sinai Samaritan
               Medical Center Project (M&I Bank LOC),
               3.80%, 10/7/99                                      801
     5,000     Wisconsin Housing and Economic
               Development Authority Home Ownership
               Revenue Bonds, Series I (AMT),
               3.55%, 8/15/00                                    5,000
     5,000     Wisconsin Housing and Economic
               Development Authority Revenue Floating
               Rate Trust Receipts, Series 1997 (AMT),
               4.05%, 10/7/99                                    5,000
                                                            ----------
                                                                78,583
                                                            ----------

               WYOMING - 0.5%
               Lincoln County PCR (AMT),
               Exxon Project
     2,200       Series A, 4.00%, 10/1/99                        2,200
     8,000       Series B, 4.00%, 10/1/99                        8,000
     2,400     Platte PCR Bonds, Series 1984-A,
               Tri-State Generation & Transmission
               Association (Natural Rural Utilities
               Coop Finance Co. LOC), 4.25%, 10/1/99             2,400
                                                            ----------
                                                                12,600
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MULTIPLE STATES POOLED SECURITIES - 2.6%
   $15,975     Greystone County Variable Rate Senior
               Certificate Trust, Series 1998-1 (Credit
               Suisse First Boston LOC),
               3.96%, 10/7/99                              $    15,975
    34,415     Pooled Puttable Float Options (AMT),
               PPT-7D (Backed by Various Housing
               Agencies), 3.375%, 2/10/00                       34,415
     6,450     Pooled Puttable Float Option (AMT),
               Series PT6 (Backed by Various Housing
               Agencies), 3.70%, 5/11/00                         6,450
     1,030     Pooled Puttable VRDN, Series PPT2
               (Backed by Alaska HFA & South Dakota
               HDA), 3.78%, 10/1/99                              1,030
                                                            ----------
                                                                57,870
                                                            ----------

               Total Municipal Investments
               (cost $2,220,890)                             2,220,890
                                                            ----------

NUMBER
OF SHARES
(000S)
----------

               OTHER - 0.2%

       657     AIM Tax Free Money Market Fund                      657
       800     Dreyfus Tax-Exempt Cash
               Management Fund                                     800
       321     Federated Tax Free Trust Money Market
               Fund No. 15                                         321
       500     Federated Tax Free Trust Money Market
               Fund No. 73                                         500
     1,300     Provident Municipal Cash Fund (AMT)               1,300
       298     Provident Municipal Fund                            298
                                                            ----------

               Total Other
               (cost $3,876)                                     3,876
                                                            ----------

               Total Investments - 99.6%
               (cost $2,224,766)                             2,224,766

               Other Assets less Liabilities - 0.4%              8,908
                                                            ----------

               NET ASSETS - 100.0%                          $2,233,674
                                                            ==========



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 99.3%

               CALIFORNIA - 92.8%
   $10,000     Alameda County California Board of
               Education TRAN, 3.50%, 6/30/00                 $  9,998
     3,000     Anaheim Union High School District,
               1999 School Facility Bridge COP
               (FSA Insured), 3.50%, 10/7/99                     3,000
     1,400     California HFA Home Mortgage Revenue
               FRN, Merrill P-Floats PT-14,
               Series 1993-B, 3.52%, 10/7/99                     1,400
               California HFA Housing Revenue FRN,
               Merrill P-Floats,
     1,340       Series 1991-G PT-40D (AMT),
                 3.57%, 10/7/99                                  1,340
       115       PT-56 (AMT), 3.57%, 10/7/99                       115
     7,485     California HFA Housing Revenue FRN,
               Series A-2 PT-258 (AMT), SFM Program,
               2.95%, 1/13/00                                    7,485
     7,125     California HFA Multifamily Housing
               Revenue FRN, Series III-D (AMT)
               (Morgan Guaranty Trust LOC),
               3.75%, 10/7/99                                    7,125
    11,500     California Health Facility Finance
               Authority Kaiser Permanente FRN,
               Morgan Stanley Muni Trust, Series 1998-26
               (FSA Insured), 3.52%, 10/7/99                    11,500
               California Health Facility Finance
               Authority Revenue Bonds,
               Catholic Healthcare West (MBIA Insured)
     2,400       Series 1995 D,
                 3.40%, 10/7/99                                  2,400
     3,500       Series 1996 D,
                 3.40%, 10/7/99                                  3,500
     2,800       Series 1997 B,
                 3.40%, 10/7/99                                  2,800
     4,000     California HFA Home Mortgage Revenue
               Bonds, Series D (AMT), 3.02%, 4/30/00             4,000
     2,900     California HFA Multi-Unit Housing
               Revenue FRN, Series 92A CR-231
               (MBIA Insured), 3.55%, 3/1/00                     2,900
     1,100     California Pollution Control Finance
               Authority PCR Bond, Series F, Pacific
               Gas & Electric Co. (Banque Nationale de
               Paris LOC), 3.70%, 10/1/99                        1,100

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               CALIFORNIA - 92.8% (CONT'D.)
    $1,700     California Pollution Control Finance
               Authority Revenue Bond,
               Series 1997 A (AMT), ARCO Project
               (Atlantic Richfield Co. Gtd.),
               3.50%, 10/7/99                                   $1,700
     3,000     California Pollution Control Finance
               Authority Revenue Bond, Series 1997 A,
               Pacific Gas & Electric Co.
               (Toronto-Dominion Bank LOC),
               3.70%, 10/1/99                                    3,000
     7,300     California Pollution Control Finance
               Authority Revenue Bond, Series 1997 B
               (AMT), Air Products Manufacturing Co.
               (Air Products & Chemicals Corp. Gtd.),
               4.00%, 10/7/99                                    7,300
     1,600     California Pollution Control Finance
               Authority Revenue Bond, Series 1997 C
               (AMT), Pacific Gas & Electric Co.
               (KBC Bank LOC), 3.75%, 10/1/99                    1,600
     3,600     California Pollution Control Finance
               Authority Revenue Bond, Series A (AMT)
               Pacific Gas & Electric Co. (UBS AG LOC),
               3.30%, 10/7/99                                    3,600
               California Pollution Control Finance
               Authority Revenue Bond, Shell Oil Co.
               Project 1991 (Shell Oil Co., Gtd.)
     4,450       Series A, 3.45%, 10/1/99                        4,450
     1,450       Series C, 3.45%, 10/1/99                        1,450
     2,800     California School Facilities Financing
               Corp. COP, Series D (KBC Bank LOC),
               3.20%, 10/7/99                                    2,800
     7,455     California State Department of Water
               Resources VRDN,
               ML/SG Muni Trust, Series SG-5,
               3.52%, 10/7/99                                    7,455
     2,000     California State Economic Development
               Finance Authority IDR Bond, Series 1998
               (AMT), Lion Raisins Project
               (Bank of America Corp. LOC),
               3.35%, 10/7/99                                    2,000
     3,500     California State Economic Development
               Finance Authority, Series 1998 D, California
               Independent Systems Operator Corp.
               (Bank of America Corp. LOC),
               4.00%, 10/1/99                                    3,500

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.3% (CONT'D.)

               CALIFORNIA - 92.8% (CONT'D.)
   $20,170     California State G.O. Bank of America Corp.
               Variable Rate Certificate, Series 1997 H
               (Colld. by U.S. Government Securities),
               3.87%, 10/7/99                                  $20,170
               California G.O. Citibank Tender Option
               Bond (FGIC Insured),
     7,400       Series CR-52, 3.67%, 10/7/99                    7,400
     1,500       Series 5027 C, 3.67%, 10/7/99                   1,500
               California State G.O. CP,
     2,400       Series A, 2.95%, 10/8/99                        2,400
     5,000       Series A, 3.10%, 11/8/99                        5,000
     2,900       Series A, 3.10%, 11/9/99                        2,900
     3,415     California State G.O. Tender Option
               Custodial Receipt (MBIA Insured),
               3.80%, 10/7/99                                    3,415
     5,200     California State PCR Bond,
               Series C, Southern California Edison
               Project (Southern California Edison
               Corp. Gtd.), 4.05%, 10/1/99                       5,200
               California State PCR Bond,
               Southern California Edison Project
               (Southern California Edison Corp. Gtd.),
     8,805       4.05%, 10/1/99                                  8,805
     1,000       3.40%, 2/22/00                                  1,000
     2,000       3.40%, 3/7/00                                   2,000
     9,620     California State Various Purpose G.O.
               Bonds Merrill Lynch Floating Rate Receipts
               SG-91 (FGIC Insured),
               3.52%, 10/7/99                                    9,620
     3,500     California Statewide Community
               Development Authority IDR Bonds,
               Series 1998 A (AMT), A & B Die Casting Co.
               (Bank of America Corp. LOC),
               3.40%, 10/7/99                                    3,500
     1,200     California Statewide Community
               Development Authority Multifamily
               Housing Revenue Bond, Series S (AMT)
               Concord Green Apartments (FHLB LOC),
               3.40%, 10/7/99                                    1,200
PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               CALIFORNIA - 92.8% (CONT'D.)
               Chula Vista IDR Bond,
               San Diego Gas & Electric Co.,
  $  2,400       Series 1996 A, 3.50%, 10/1/99                $  2,400
    18,000       Series 1996 B (AMT), 4.15%, 10/1/99            18,000
    17,835     Contra Costa County Home Mortgage
               Revenue Variable Rates Certificates, Series
               1997 C (Colld. by U.S. Government
                Securities), 3.77%, 10/7/99                     17,835
     4,000     Desert Sands California Unified School
               District 1999 TRAN,
               3.50%, 7/7/00                                     4,011
     1,625     Eastern Municipal Water District of
               California COP (Colld. by U.S.
               Government Securities),
               6.80%, 11/1/99                                    1,630
     5,000     Elk Grove California Unified School
               District 1999-2000 TRAN,
               4.50%, 6/30/00                                    5,040
     2,200     Irvine City Assessment District 97-17
               Limited Obligation Improvement Bond
               (HypoVereinsbank LOC),
               3.50%, 10/1/99                                    2,200
     4,500     Irvine Ranch Consolidated Water
               District 2, 102, 103 & 206 Water and
               Sewer FRN, Series 1993 B (Toronto
               Dominion Co. LOC), 3.60%, 10/1/99                 4,500
     5,100     Irvine Ranch Consolidated Water
               Districts 105, 140, 240 & 250, Series 95
               (Commerzbank A.G. LOC),
               3.50%, 10/1/99                                    5,100
     4,000     Irvine Ranch Consolidated Water
               Districts 284 Project,
               (Landesbank Hessen Thuringen
               Girozentral LOC),
               3.95%, 10/1/99                                    4,000
     1,000     Irvine Ranch Consolidated Water District
               Refunding Bond, Series 1985 B
               (Landesbank Hessen Thuringen
               Girozentral LOC), 3.95%, 10/1/99                  1,000
     1,100     Irvine Ranch Water District Refunding
               Bond, Districts 102, 103 & 105
               (Commerzbank A.G. LOC),
               3.50%, 10/1/99                                    1,100

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CALIFORNIA - 92.8% (CONT'D.)
    $3,900     Irvine Ranch Water District 282-A
               Revenue Bond (Landesbank
               Hessen Thuringen Girozentral LOC),
               3.95%, 10/1/99                                   $3,900
     2,500     Irvine Ranch Water District Revenue Bond,
               Series 1985 (Landesbank Hessen Thuringen
               Girozentral LOC), 3.50%, 10/1/99                  2,500
     2,100     Irvine Ranch Water District Revenue Bond,
               Series 1991 (National Westminster Bank
                LOC), 3.50%, 10/1/99                             2,100
     3,700     Kern County Public Facilities Project COP,
               Series A (UBS A.G. LOC),
               3.40%, 10/7/99                                    3,700
     2,700     Livermore Multifamily Housing Revenue
               Bond, Series A (AMT), Portola Meadows
               Apartments (Bank of America Corp. LOC),
               3.45%, 10/7/99                                    2,700
     3,000     Long Beach TRAN, Series 1998-99,
               4.00%, 10/5/99                                    3,000
     1,700     Los Angeles City Multifamily Housing
               Revenue Refunding Bond,
               Series 1995 D (AMT), Coral Wood Court
               Project (Union Bank of California LOC),
               4.00%, 10/6/99                                    1,700
     3,000     Los Angeles City Schools Pooled Financing
               Program TRAN, Series 1999 A,
               4.00%, 6/30/00                                    3,019
     7,075     Los Angeles Community Development
               VRDN, Promenade Towers
               (Barclays Bank LOC), 3.45%, 10/7/99               7,075
     1,525     Los Angeles Convention and Exhibition
               Center Revenue VRDN,
               Merrill P-Floats, Series 1993 PA-88 (MBIA
               Insured), 3.52%, 10/7/99                          1,525
     3,100     Los Angeles County Metropolitan
               Transportation Authority
               Proposition C Sales Tax Revenue Bond
               (MBIA Insured), 3.40%, 10/7/99                    3,100
       300     Los Angeles County Metropolitan
               Transportation Authority Refunding
               Bond, ML/SG Muni Trust, SGB-1
               (FSA Insured), Union Station Project,
               3.62%, 10/7/99                                      300

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CALIFORNIA - 92.8% (CONT'D.)
  $  4,200     Los Angeles State Housing Revenue Bond,
               Series 1996-6A, Clipper Trust Certificates
               (AMT) (Colld. by FNMA Securities),
               3.31%, 10/7/99                                  $ 4,200
               Metropolitan Water District of Southern
               California CP, Series B,
    10,400       2.90%, 10/8/99                                 10,400
     1,000       3.35%, 3/7/00                                   1,000
     1,100     Metropolitan Water District of Southern
               California Refunding Bonds,
               Series 1996 A (AMBAC Insured),
               3.40%, 10/7/99                                    1,100
     3,400     Moorpark Unified School
               District 1999-2000 TRAN,
               3.50%, 6/30/00                                    3,400
     6,000     Moreno Valley Unified School
               District 1999-2000 TRAN,
               4.00%, 6/30/00                                    6,026
     2,000     Mountain View Los Altos Unified High
               School District 1999 TRAN,
               3.50%, 6/30/00                                    2,006
     2,000     Mountain View Unified School
               District 1999 TRAN,
               3.50%, 6/30/00                                    2,006
     5,300     Orange County Apartment Development
               Housing Revenue FRN,
               Series 1985 T, Monarch Laguna Association
               (Bank of America Corp. LOC),
               3.25%, 10/7/99                                    5,300
    13,195     Orange County Apartment Development
               Housing Revenue FRN,
               Series 1992 B, Aliso Creek Project
               (Wells Fargo & Co. LOC),
               3.40%, 10/7/99                                   13,195
     4,000     Orange County Apartment Development
               Housing Revenue FRN,
               Wood Canyon Villas Issue B of 1991
               (Bank of America Corp. LOC),
               3.55%, 10/7/99                                    4,000
     4,000     Orange County Sanitation
               Districts 1-3, 5-7 & 11
               COP, Series 1992 (AMBAC Insured),
               3.40%, 10/7/99                                    4,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.3% (CONT'D.)

               CALIFORNIA - 92.8% (CONT'D.)
    $1,000     Orange County Sanitation
               Districts 1-3, 5-7 & 11 Bond,
               Series 1993 A (AMBAC Insured),
               3.50%, 10/1/99                                   $1,000
     3,600     Perris Unified High School
               District 1999-2000 TRAN,
               3.50%, 6/30/00                                    3,600
     1,080     Placer County Office of Education TRAN,
               4.125%, 10/1/00                                   1,085
     4,390     Regents of the University of California
               Refunding Revenue Bonds,
               Series C, ML/SG Muni Trust, SG-24,
               3.52%, 10/7/99                                    4,390
     1,041     Riverside County Multifamily Housing
               Revenue FRN, Series 1992A, Ambergate
               Apartments (Union Bank of California
               LOC), 3.65%, 10/7/99                              1,041
     1,800     Riverside County Public Facilities Project
               COP, Series 1985 (National Westminster
               Bank PLC LOC),
               3.25%, 10/7/99                                    1,800
     6,100     Riverside County School Finance
               Authority RAN, Series B,
               3.45%, 10/1/99                                    6,100
     2,400     Rocklin Unified School District TRAN,
               4.125%, 10/1/00                                   2,411
     4,000     Sacramento City Finance Authority Lease
               Revenue Refunding Bond,
               Series 1997 SAK 18 (AMBAC Insured),
               3.95%, 10/7/99                                    4,000
     3,100     Sacramento-Yolo Port District VRDN,
               Series 1997 A (AMT), California Free Trade
               Zone Project (Wells Fargo & Co. LOC),
               3.55%, 10/7/99                                    3,100
     8,000     San Bernardino County 1999 TRAN,
               3.75%, 9/29/00                                    8,018
     7,005     San Diego County 1999 TRAN,
               5.00%, 9/29/00                                    7,114
    10,000     San Diego HDA Multifamily
               Housing Revenue Bond, La Cima
               Apartments (FHLMC Gtd.),
               3.40%, 10/7/99                                   10,000

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               CALIFORNIA - 92.8% (CONT'D.)
   $ 5,000     San Diego Unified School
               District 1999-2000 TRAN, 4.25%, 9/29/00        $  5,043
     3,955     San Diego Public Facilities Financing
               Authority Bond, ML/SG Muni Trust SG-14
               (AMBAC Insured),
               3.52%, 10/7/99                                    3,955
     6,000     San Francisco City and County Airport
               Commission International Airport Revenue
               FRN (AMT), Susquehanna Structured
               Projects SSP-4 (AMBAC Insured),
               3.63%, 10/7/99                                    6,000
    12,500     San Francisco City and County
               Redevelopment Agency (AMT),
               1999C Multifamily Housing Bond,
               3rd & Mission (HypoVereinsbank LOC),
               3.45%, 10/7/99                                   12,500
     4,975     San Francisco City and County Variable
               Rate Certificates, Series 1996-AA6
               (FGIC Insured), 3.82%, 10/7/99                    4,975
     1,800     San Leandro Multifamily
               Revenue Bonds, Series 1989 A, Parkside
               Commons Apartment (FNMA Gtd.),
               3.25%, 10/7/99                                    1,800
       645     Santa Clara County Housing Authority
               Multifamily VRDN, Series A (AMT),
               Avenida Espana Gardens
               (Union Bank of California LOC),
               3.75%, 10/7/99                                      645
     1,200     Tustin Limited Tax G.O. Improvement
               Bond, Series A, Reassessment District 95-2
               (KBC Bank LOC),
               3.50%, 10/1/99                                    1,200
                                                            ----------
                                                               419,473
                                                            ----------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               PUERTO RICO-6.5%
               Government Development Bank for Puerto
               Rico Tax-Exempt CP,
   $10,000       3.25%, 1/26/00                              $  10,000
    11,438       3.40%, 2/16/00                                 11,438
     3,000       3.40%, 2/24/00                                  3,000
     4,800     Puerto Rico Commonwealth Highway
               and Transportation Authority
               Transportation Revenue Bond, Series A
               (AMBAC Insured), 3.45%, 10/7/99                   4,800
                                                            ----------
                                                                29,238
                                                            ----------
               Total Municipal Investments
               (cost $448,711 )                                448,711
                                                            ----------


NUMBER
OF SHARES
(000S)
-----------


               OTHER - 0.2%

        56     Federated Tax-Exempt
               Money Market Fund No. 80                             56
       993     Provident Institutional California
               Money Fund No. 52                                   993
                                                            ----------

               Total Other (cost $1,049)                         1,049
                                                            ----------

               Total Investments - 99.5%
               (cost $449,760)                                 449,760

               Other Assets less Liabilities - 0.5%              2,054
                                                            ----------

               NET ASSETS - 100.0%                            $451,814
                                                            ==========


See Notes to the Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1999 (UNAUDITED)

FIXED INCOME FUNDS



                                                                                                FLORIDA
                                                            U.S.           INTERMEDIATE       INTERMEDIATE           FIXED
AMOUNTS IN THOUSANDS,                                      GOV'T.           TAX-EXEMPT         TAX-EXEMPT            INCOME
EXCEPT PER SHARE DATA                                       FUND               FUND               FUND                FUND
------------------------                                   -------           -------            -------             -------
ASSETS:
  Investments, at value (cost $262,918, $366,392,
     $40,657, $332,555, $242,481, $78,047,
     $15,482, $17,541 and $103,300, respectively)          $258,386           $362,236          $39,986            $319,491
  Cash and foreign currencies                                     1                  1                1                  53
  Income receivable                                           2,438              4,551              516               3,821
  Receivable for securities sold                                  -                  -            1,563                   -
  Receivable from Adviser                                         -                  -                -                   -
  Prepaid and other assets                                       27                 24               12                  31
-------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                         260,852            366,812           42,078             323,396
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Dividends payable                                             105                116               11                 150
  Payable for securities purchased                                -              3,875            4,679                   -
  Accrued investment advisory fees                               21                 28                3                  26
  Accrued custody and accounting fees                             7                  7                4                   4
  Accrued transfer agent fees                                     3                  4                -                   4
  Accrued registration fees and other liabilities                32                 43                8                  43
-------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                        168              4,073            4,705                 227
-------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                               $260,684           $362,739          $37,373            $323,169
===============================================================================================================================

ANALYSIS OF NET ASSETS:
  Capital stock                                            $266,146           $365,461          $38,006            $336,704
  Undistributed (distributions in
     excess of) net investment income                           364                 77                -               (112)
  Undistributed net realized gains
     (losses) on investments and
     foreign currency transactions                          (1,294)              1,357               38               (359)
  Net unrealized depreciation on investments                (4,532)            (4,156)            (671)            (13,064)
  Net unrealized gains on translation of assets and
     liabilities denominated in foreign currencies                -                  -                -                   -
-------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                               $260,684           $362,739          $37,373            $323,169
===============================================================================================================================

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                                   26,470             36,123            3,681              33,094

NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                                    $9.85             $10.04           $10.15               $9.77
-------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

                                                                                            INT'L.                      HIGH YIELD
                                                                        CALIFORNIA          FIXED        HIGH YIELD       FIXED
AMOUNTS IN THOUSANDS,                                  TAX-EXEMPT      TAX-EXEMPT           INCOME        MUNICIPAL       INCOME
EXCEPT PER SHARE DATA                                     FUND            FUND               FUND           FUND           FUND
------------------------                                 -------         -------           -------         -------       --------
ASSETS:
  Investments, at value (cost $262,918, $366,392,
     $40,657, $332,555, $242,481, $78,047,
     $15,482, $17,541 and $103,300, respectively)       $238,988         $75,399          $15,418         $16,753       $100,759
  Cash and foreign currencies                                 24               -               67               -              -
  Income receivable                                        2,762           1,068              430             277          2,538
  Receivable for securities sold                               -               -                -               -              -
  Receivable from Adviser                                      -               -                -               2              5
  Prepaid and other assets                                    24               5                7               9             10
----------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                      241,798          76,472           15,922          17,041        103,312
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Dividends payable                                           79              25                -               -              -
  Payable for securities purchased                        14,196               -                -               -          1,959
  Accrued investment advisory fees                            17               6                2               1              8
  Accrued custody and accounting fees                          6               5                2               6              3
  Accrued transfer agent fees                                  2               1                -               -              1
  Accrued registration fees and other liabilities             40              18               11              11             15
----------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                  14,340              55               15              18          1,986
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                            $227,458         $76,417          $15,907         $17,023       $101,326
==================================================================================================================================

ANALYSIS OF NET ASSETS:
  Capital stock                                         $233,597         $79,117          $15,981         $17,824       $104,534
  Undistributed (distributions in
     excess of) net investment income                       (66)               -               48              17            184
  Undistributed net realized gains
     (losses) on investments and
     foreign currency transactions                       (2,580)            (52)             (64)            (30)          (851)
  Net unrealized depreciation on investments             (3,493)         (2,648)             (64)           (788)        (2,541)
  Net unrealized gains on translation of assets and
     liabilities denominated in foreign currencies             -               -                6               -              -
----------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                            $227,458         $76,417          $15,907         $17,023       $101,326
==================================================================================================================================

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                                22,639           7,412            1,581           1,798         10,448

NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                                $10.05          $10.31           $10.06           $9.47          $9.70
----------------------------------------------------------------------------------------------------------------------------------



See Notes to the Financial Statements.

STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

FIXED INCOME FUNDS


                                                                                                FLORIDA
                                                            U.S.           INTERMEDIATE       INTERMEDIATE           FIXED
                                                           GOV'T.           TAX-EXEMPT         TAX-EXEMPT            INCOME
AMOUNTS IN THOUSANDS                                        FUND               FUND               FUND                FUND
-----------------------                                    -------           -------            -------             -------
INVESTMENT INCOME:
  Interest income                                            $7,309             $8,265             $848              $9,320
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                      982              1,336              143               1,116
  Administration fees                                           197                267               29                 223
  Transfer agent fees                                           131                178               19                 149
  Custody and accounting fees                                    46                 56               25                  48
  Registration fees                                              22                 36                9                  36
  Professional fees                                               9                 10                8                   9
  Trustees' fees and expenses                                     3                  4                2                   3
  Other                                                           6                  7                1                   5
--------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                              1,396              1,894              236               1,589
     Less voluntary waivers of:
       Investment advisory fees                                   -               (89)             (10)                   -
       Administration fees                                    (137)              (182)             (19)               (158)
     Less reimbursement of expenses by Adviser                 (80)              (109)             (46)                (93)
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                             1,179              1,514              161               1,338
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         6,130              6,751              687               7,982
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
     Investments                                            (1,733)                747             (96)             (2,176)
     Foreign currency transactions                                -                  -                -                   -
  Net change in unrealized depreciation
     on investments                                         (3,491)           (11,803)          (1,073)             (9,030)
  Net change in unrealized gains on
     translation of assets and liabilities
     denominated in foreign currencies                            -                  -                -                   -
--------------------------------------------------------------------------------------------------------------------------------
     Net Losses on Investments                              (5,224)           (11,056)          (1,169)            (11,206)
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $906           $(4,305)           $(482)            $(3,224)
================================================================================================================================




See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

                                                                                            INT'L.                      HIGH YIELD
                                                                        CALIFORNIA          FIXED        HIGH YIELD       FIXED
AMOUNTS IN THOUSANDS,                                  TAX-EXEMPT      TAX-EXEMPT           INCOME        MUNICIPAL       INCOME
EXCEPT PER SHARE DATA                                     FUND            FUND               FUND           FUND           FUND
------------------------                                 -------         -------           -------         -------       --------
INVESTMENT INCOME:
  Interest income                                         $5,759           $1,813            $408<F1>        $385          $3,538
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                   859              281              67              51             268
  Administration fees                                        172               56              11              10              54
  Transfer agent fees                                        114               38               8               7              36
  Custody and accounting fees                                 46               28              35              26              29
  Registration fees                                           33                9               6              10              19
  Professional fees                                            9                8               7               8               8
  Trustees' fees and expenses                                  3                2               2               1               1
  Other                                                        5                2               1               -               1
-----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                           1,241              424             137             113             416
     Less voluntary waivers of:
       Investment advisory fees                             (57)             (19)               -            <F3>               -
       Administration fees                                 (117)             (39)             (8)             (7)            (37)
     Less reimbursement of expenses by Adviser              (93)             (47)            (43)            (45)            (57)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                            974              319              86              58             322
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      4,785            1,494             322             327           3,216
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
     Investments                                         (3,462)            (219)               -            (30)           (851)
     Foreign currency transactions                             -                -            (42)               -               -
  Net change in unrealized depreciation
     on investments                                      (9,342)          (3,832)           (467)           (777)         (2,809)
  Net change in unrealized gains on
     translation of assets and liabilities
     denominated in foreign currencies                         -                -              16               -               -
-----------------------------------------------------------------------------------------------------------------------------------
     Net Losses on Investments                          (12,804)          (4,051)           (493)           (807)         (3,660)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                             $(8,019)         $(2,557)          $(171)          $(480)          $(444)
===================================================================================================================================



<F1>  Net of $3 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

FIXED INCOME FUNDS



                                                                                                                    FLORIDA
                                                                                    INTERMEDIATE                 INTERMEDIATE
                                                     U.S. GOVERNMENT                 TAX-EXEMPT                   TAX-EXEMPT
                                                           FUND                         FUND                         FUND
                                                 -----------------------   -----------------------------  --------------------------
                                                SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                  ENDED         YEAR          ENDED           YEAR          ENDED           YEAR
                                                SEPT. 30,      ENDED        SEPT. 30,         ENDED       SEPT. 30,        ENDED
                                                   1999       MAR. 31,         1999         MAR. 31,         1999         MAR. 31,
AMOUNTS IN THOUSANDS                           (UNAUDITED)      1999       (UNAUDITED)        1999       (UNAUDITED)        1999
---------------------                          ------------   -------     -------------      ------     -------------      ------
OPERATIONS:
  Net investment income                           $  6,130   $  11,957       $  6,751     $  12,050          $  687  $     1,074
  Net realized gains (losses) on investments,
     forward foreign currency contracts and
     foreign currency transactions                 (1,733)       6,337            747         2,609            (96)          380
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions                 (3,491)     (3,841)       (11,803)           370         (1,073)         (52)
  Net change in unrealized gains (losses) on
     translation of assets and liabilities
     denominated in foreign currencies                   -           -              -             -               -            -
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations                       906      14,453        (4,305)        15,029           (482)        1,402
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                       26,732      91,913         49,025        70,405           7,661       18,721
  Shares from reinvestment of dividends                577       7,278            521         4,060             134          581
  Shares redeemed                                 (29,643)    (56,221)       (20,540)      (27,748)         (6,374)      (7,358)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Capital Share Transactions   (2,334)      42,970         29,006        46,717           1,421       11,944
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                       (6,130)    (11,957)        (6,751)      (12,050)           (687)      (1,074)
  From net realized gains                                -     (6,576)              -       (3,436)               -        (480)
  In excess of net investment income                     -           -              -             -               -            -
  In excess of net realized gains                        -           -              -             -               -            -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                      (6,130)    (18,533)        (6,751)      (15,486)           (687)      (1,554)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (7,558)      38,890         17,950        46,260             252       11,792

NET ASSETS:
  Beginning of period                              268,242     229,352        344,789       298,529          37,121       25,329
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                   $260,684    $268,242       $362,739      $344,789         $37,373      $37,121
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME                 $364        $364            $77           $77              $-           $-
===================================================================================================================================





See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


                                                                                                                  INTERNATIONAL
                                                  FIXED                                      CALIFORNIA               FIXED
                                                 INCOME              TAX-EXEMPT              TAX-EXEMPT               INCOME
                                                  FUND                  FUND                    FUND                   FUND
                                          ------------------     --------------------  -----------------     ---------------------
                                       SIX MONTHS              SIX MONTHS            SIX MONTHS               SIX MONTHS
                                         ENDED        YEAR        ENDED       YEAR      ENDED      YEAR         ENDED       YEAR
                                       SEPT. 30,      ENDED     SEPT. 30,    ENDED    SEPT. 30,   ENDED       SEPT. 30,     ENDED
                                          1999      MAR. 31,      1999      MAR. 31,    1999     MAR. 31,        1999     MAR. 31,
AMOUNTS IN THOUSANDS                  (UNAUDITED)     1999     (UNAUDITED)    1999   (UNAUDITED) 1999<F1>    (UNAUDITED)    1999
-----------------------               ------------    -----   -------------  -----  ------------ -------     ------------  ------
OPERATIONS:
  Net investment income                 $  7,982   $ 12,034      $  4,785 $ 8,058     $ 1,494  $  2,239       $  322      $   696
  Net realized gains (losses)
     on investments,
     forward foreign currency
     contracts and
     foreign currency transactions       (2,176)      7,776       (3,462)   3,000       (219)       772         (42)        (129)
  Net change in unrealized
     appreciation
     (depreciation) on
     investments and
     foreign currency transactions       (9,030)    (8,977)       (9,342) (1,001)     (3,832)       365        (467)          789
  Net change in unrealized gains
     (losses) on translation of
     assets and liabilities
     denominated in foreign
     currencies                                -          -             -       -           -         -           16          (2)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)
       in Net Assets
       Resulting from Operations         (3,224)     10,833       (8,019)  10,057     (2,557)     3,376        (171)        1,354
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                             79,985    226,121        33,120 110,381      16,596    49,919        2,677        2,308
  Shares from reinvestment
  of dividends                             1,172      7,524           372   4,617         352     1,068           24          181
  Shares redeemed                       (21,890)  (132,989)      (21,053)(52,123)    (13,729)  (14,198)        (620)      (2,627)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)
     in Net Assets
       Resulting from Capital
       Share Transactions                 59,267    100,656        12,439  62,875       3,219    36,789        2,081        (138)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income             (7,982)   (11,874)       (4,785) (7,981)     (1,494)   (2,239)        (288)        (452)
  From net realized gains                      -    (6,312)             - (4,271)           -     (620)            -         (93)
  In excess of net investment income           -      (112)             -    (77)           -         -            -            -
  In excess of net realized gains              -          -             -       -           -         -            -         (61)
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid            (7,982)   (18,298)       (4,785)(12,329)     (1,494)   (2,859)        (288)        (606)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE)
IN NET ASSETS                             48,061     93,191         (365)  60,603       (832)    37,306        1,622          610

Net Assets:
  Beginning of period                    275,108    181,917       227,823 167,220      77,249    39,943       14,285       13,675
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                         $323,169   $275,108      $227,458$227,823     $76,417   $77,249      $15,907      $14,285
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME     $(112)     $(112)         $(66)   $(66)         $ -       $ -          $48          $14
===================================================================================================================================




<F1>  For the period April 8, 1997 (commencement of operations) through March
 31, 1998.

See Notes to the Financial Statements.

FIXED INCOME FUNDS


                                                                                        HIGH YIELD
                                                     HIGH YIELD MUNICIPAL              FIXED INCOME
                                                             FUND                          FUND
                                                  ---------------------------   ---------------------------
                                                   SIX MONTHS                    SIX MONTHS
                                                      ENDED           YEAR          ENDED           YEAR
                                                    SEPT. 30,         ENDED       SEPT. 30,         ENDED
                                                      1999          MAR. 31,        1999          MAR. 31,
AMOUNTS IN THOUSANDS                               (UNAUDITED)      1999<F1>     (UNAUDITED)      1999<F1>
----------------------------------------------    ---------------------------   ---------------------------
OPERATIONS:
  Net investment income                               $  327          $  41       $  3,216         $  376
  Net realized gains (losses) on investments,
     forward foreign currency contracts and
     foreign currency transactions                      (30)              -          (851)              -
  Net change in unrealized appreciation
     (depreciation) on investments and
     foreign currency transactions                     (777)           (11)        (2,809)            268
  Net change in unrealized gains (losses) on
     translation of assets and liabilities
     denominated in foreign currencies                     -              -              -              -
------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations                       (480)             30          (444)            644
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                          9,069         10,260         71,975         40,664
  Shares from reinvestment of dividends                    -              1            466             65
  Shares redeemed                                    (1,282)          (224)        (8,444)          (192)
------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Capital Share Transactions       7,787         10,037         63,997         40,537
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                           (317)           (34)        (3,091)          (317)
  From net realized gains                                  -              -              -              -

  In excess of net investment income                       -              -              -              -
  In excess of net realized gains                          -              -              -              -
------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                          (317)           (34)        (3,091)          (317)
------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                           6,990         10,033         60,462         40,864
NET ASSETS:
  Beginning of period                                 10,033              -         40,864              -
------------------------------------------------------------------------------------------------------------
  End of period                                      $17,023        $10,033       $101,326        $40,864
============================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                      $17             $7           $184            $59
============================================================================================================


<F1> Commenced investment operations after the close of business on December 31,
     1998.


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

FINANCIAL HIGHLIGHTS

FIXED INCOME FUNDS


                                                                                U.S. GOVERNMENT
                                                                                     FUND
                                                 ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR        YEAR         YEAR        YEAR
                                                   SEPT. 30,      ENDED       ENDED        ENDED       ENDED        ENDED
                                                      1999      MAR. 31,     MAR. 31,    MAR. 31,     MAR. 31,    MAR. 31,
                                                  (UNAUDITED)     1999         1998        1997         1996        1995
----------------------------------------------   ----------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.05      $10.20      $  9.88      $10.06      $  9.84      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.23        0.50         0.54        0.51         0.51        0.50
  Net realized and unrealized gains (losses)
     on investments                                   (0.20)        0.10         0.32      (0.11)         0.29      (0.16)
------------------------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations            0.03        0.60         0.86        0.40         0.80        0.34
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.23)      (0.49)       (0.53)      (0.51)       (0.51)      (0.50)
  From net realized gains                                  -      (0.26)       (0.01)      (0.05)       (0.07)           -
  In excess of net realized gains                          -           -            -      (0.02)            -           -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.23)      (0.75)       (0.54)      (0.58)       (0.58)      (0.50)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $9.85      $10.05       $10.20     $  9.88       $10.06     $  9.84
==============================================================================================================================
TOTAL RETURN<F1>                                       0.67%       6.01%        8.90%       3.98%        7.65%       3.49%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $260,684    $268,242     $229,352    $181,921     $149,062    $116,443
  Ratio to average net assets of <F2>:
     Expenses, net of waivers and reimbursements       0.90%       0.90%        0.90%       0.90%        0.90%       0.90%
     Expenses, before waivers and reimbursements       1.07%       1.07%        1.07%       1.09%        1.10%       1.12%
     Net investment income, net of waivers
       and reimbursements                              4.68%       4.73%        5.24%       5.19%        5.07%       5.20%
     Net investment income, before waivers
       and reimbursements                              4.51%       4.56%        5.07%       5.00%        4.87%       4.98%
  Portfolio Turnover Rate                             15.76%     123.75%       47.41%      83.41%      112.00%      42.29%
------------------------------------------------------------------------------------------------------------------------------


<F1> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F2> Annualized for period less than one year.

See Notes to the Financial Statements.

FIXED INCOME FUNDS



                                                                                  INTERMEDIATE
                                                                                   TAX-EXEMPT
                                                                                      FUND
                                                 ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR        YEAR         YEAR         YEAR
                                                   SEPT. 30,      ENDED        ENDED       ENDED       ENDED        ENDED
                                                      1999      MAR. 31,     MAR. 31,    MAR. 31,     MAR. 31,     MAR. 31,
                                                  (UNAUDITED)     1999         1998        1997         1996         1995
----------------------------------------------   ----------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.36      $10.36       $10.07      $10.22       $10.03      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.19        0.39         0.40        0.40         0.41        0.40
  Net realized and unrealized gains (losses)
     on investments                                   (0.32)        0.11         0.29      (0.06)         0.26        0.03
------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations   (0.13)        0.50         0.69        0.34         0.67        0.43
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.19)      (0.39)       (0.40)      (0.40)       (0.41)      (0.40)
  From net realized gains                                  -      (0.11)            -      (0.07)       (0.07)           -
  In excess of net investment income                       -           -            -           -            -           -
  In excess of net realized gains                          -           -            -      (0.02)            -           -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.19)      (0.50)       (0.40)      (0.49)       (0.48)      (0.40)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.04      $10.36       $10.36      $10.07       $10.22      $10.03
==============================================================================================================================
TOTAL RETURN<F2>                                     (0.97)%       4.88%        6.95%       3.39%        6.81%       4.38%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $362,739    $344,789     $298,529    $264,630     $244,139    $221,251
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and reimbursements       0.85%       0.85%        0.85%       0.85%        0.85%       0.85%
     Expenses, before waivers and reimbursements       1.06%       1.06%        1.07%       1.07%        1.08%       1.09%
     Net investment income, net of waivers
       and reimbursements                              3.79%       3.76%        3.84%       3.90%        4.01%       4.09%
     Net investment income, before waivers
       and reimbursements                              3.58%       3.55%        3.62%       3.68%        3.78%       3.85%
  Portfolio Turnover Rate                             22.23%      54.03%       61.83%      61.39%      137.85%      78.87%
------------------------------------------------------------------------------------------------------------------------------


                                                NORTHERN FUNDS Semiannual Report




                                                                      FLORIDA
                                                                    INTERMEDIATE
                                                                     TAX-EXEMPT
                                                                        FUND
                                                  ------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR        YEAR
                                                   SEPT. 30,      ENDED        ENDED       ENDED
                                                      1999      MAR. 31,     MAR. 31,    MAR. 31,
                                                  (UNAUDITED)     1999         1998      1997<F1>
----------------------------------------------    ------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.47      $10.47       $10.03      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.18        0.39         0.40        0.24
  Net realized and unrealized gains (losses)
     on investments                                   (0.32)        0.16         0.44        0.03
-----------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations   (0.14)        0.55         0.84        0.27
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.18)      (0.39)       (0.40)      (0.24)
  From net realized gains                                  -      (0.16)            -           -
  In excess of net investment income                       -           -            -           -
  In excess of net realized gains                          -           -            -           -
-----------------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.18)      (0.55)       (0.40)      (0.24)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.15      $10.47       $10.47      $10.03
=====================================================================================================
TOTAL RETURN<F2>                                     (1.03)%       5.38%        8.51%       2.63%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period            $37,373     $37,121      $25,329     $14,807
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and reimbursements       0.85%       0.85%        0.85%       0.85%
     Expenses, before waivers and reimbursements       1.24%       1.29%        1.41%       2.31%
     Net investment income, net of waivers
       and reimbursements                              3.61%       3.67%        3.86%       3.84%
     Net investment income, before waivers
       and reimbursements                              3.22%       3.23%        3.30%       2.38%
  Portfolio Turnover Rate                             45.00%      57.98%       46.12%      50.77%
-----------------------------------------------------------------------------------------------------





                                                                                     FIXED
                                                                                     INCOME
                                                                                      FUND
                                                   --------------------------------------------------------------------------
                                                               SIX MONTHS
                                                     ENDED        YEAR         YEAR
                                                   SEPT. 30,      ENDED        ENDED       ENDED       ENDED        ENDED
                                                      1999      MAR. 31,     MAR. 31,    MAR. 31,     MAR. 31,     MAR. 31,
                                                  (UNAUDITED)     1999         1998        1997         1996         1995
----------------------------------------------   ----------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.15      $10.42      $  9.86      $10.10      $  9.78      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.27        0.54         0.59        0.57         0.58        0.62
  Net realized and unrealized gains (losses)
     on investments                                   (0.38)           -         0.56      (0.12)         0.50      (0.22)
------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations   (0.11)        0.54         1.15        0.45         1.08        0.40
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.27)      (0.54)       (0.58)      (0.56)       (0.59)      (0.62)
  From net realized gains                                  -      (0.27)       (0.01)      (0.10)       (0.17)           -
  In excess of net investment income                       -           -            -      (0.01)            -           -
  In excess of net realized gains                          -           -            -      (0.02)            -           -
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.27)      (0.81)       (0.59)      (0.69)       (0.76)      (0.62)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $9.77      $10.15       $10.42     $  9.86       $10.10     $  9.78
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F2>                                     (0.75)%       5.18%       11.90%       4.59%       11.18%       4.16%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $323,169    $275,108     $181,197    $122,444     $101,339     $65,929
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and reimbursements       0.90%       0.90%        0.90%       0.90%        0.90%       0.90%
     Expenses, before waivers and reimbursements       1.07%       1.08%        1.09%       1.12%        1.14%       1.18%
     Net investment income, net of waivers
       and reimbursements                              5.37%       5.15%        5.71%       5.69%        5.79%       6.48%
     Net investment income, before waivers
       and reimbursements                              5.20%       4.97%        5.52%       5.47%        5.55%       6.20%
  Portfolio Turnover                                  38.28%      84.85%       33.55%      87.64%      116.22%      55.27%
-----------------------------------------------------------------------------------------------------------------------------



<F1> For the period August 15, 1996 (commencement of operations) through March
     31, 1997.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.


See Notes to the Financial Statements.

FIXED INCOME FUNDS


                                                                                   TAX-EXEMPT
                                                                                      FUND
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR        YEAR         YEAR         YEAR
                                                   SEPT. 30,      ENDED        ENDED       ENDED       ENDED        ENDED
                                                      1999      MAR. 31,     MAR. 31,    MAR. 31,     MAR. 31,     MAR. 31,
                                                  (UNAUDITED)     1999         1998        1997         1996         1995
----------------------------------------------   ----------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.63      $10.73       $10.24      $10.35       $10.08      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.22        0.45         0.47        0.50         0.48        0.48
  Net realized and unrealized gains (losses)
     on investments                                   (0.58)        0.13         0.57      (0.06)         0.29        0.08
-----------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations   (0.36)        0.58         1.04        0.44         0.77        0.56
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.22)      (0.45)       (0.47)      (0.47)       (0.48)      (0.48)
  From net realized gains                                  -      (0.23)       (0.08)      (0.05)       (0.02)           -
  In excess of net investment income                       -           -            -      (0.03)            -           -
  In excess of net realized gains                          -           -            -           -            -           -
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.22)      (0.68)       (0.55)      (0.55)       (0.50)      (0.48)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.05      $10.63       $10.73      $10.24       $10.35      $10.08
=============================================================================================================================
Total Return<F2>                                     (3.17)%       5.47%       10.39%       4.32%        7.80%       5.78%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period           $227,458    $227,823     $167,220    $136,372     $125,113    $118,690
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and reimbursements       0.85%       0.85%        0.85%       0.85%        0.85%       0.85%
     Expenses, before waivers and reimbursements       1.08%       1.08%        1.09%       1.10%        1.10%       1.11%
     Net investment income, net of waivers
       and reimbursements                              4.18%       4.13%        4.42%       4.61%        4.62%       4.95%
    Net investment income, before waivers
       and reimbursements                              3.95%       3.90%        4.18%       4.36%        4.37%       4.69%
  Portfolio Turnover Rate                             83.97%     140.39%       74.32%       8.10%       60.50%      54.94%
-----------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


                                                                 CALIFORNIA
                                                                 TAX-EXEMPT
                                                                    FUND
                                                   --------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR
                                                   SEPT. 30,      ENDED        ENDED
                                                      1999      MAR. 31,     MAR. 31,
                                                  (UNAUDITED)     1999       1998<F1>
----------------------------------------------     -------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.89      $10.76       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.21        0.43         0.41
  Net realized and unrealized gains (losses)
     on investments                                   (0.58)        0.23         0.76
------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations   (0.37)        0.66         1.17
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.21)      (0.43)       (0.41)
  From net realized gains                                  -      (0.10)            -
  In excess of net investment income                       -           -            -
  In excess of net realized gains                          -           -            -
------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.21)      (0.53)       (0.41)
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.31      $10.89       $10.76
==========================================================================================
Total Return<F2>                                     (3.15)%       6.20%       11.86%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period            $76,417     $77,249      $39,943
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and reimbursements       0.85%       0.85%        0.85%
     Expenses, before waivers and reimbursements       1.13%       1.17%        1.60%
     Net investment income, net of waivers
       and reimbursements                              3.98%       3.87%        4.01%
    Net investment income, before waivers
       and reimbursements                              3.70%       3.55%        3.26%
  Portfolio Turnover Rate                             27.37%      62.55%       22.22%
------------------------------------------------------------------------------------------




                                                                                 INTERNATIONAL
                                                                                  FIXED INCOME
                                                                                      FUND
                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED        YEAR         YEAR        YEAR         YEAR         YEAR
                                                   SEPT. 30,      ENDED        ENDED       ENDED       ENDED        ENDED
                                                      1999      MAR. 31,     MAR. 31,    MAR. 31,     MAR. 31,     MAR. 31,
                                                  (UNAUDITED)     1999         1998        1997         1996         1995
----------------------------------------------   ----------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.38     $  9.85       $10.08      $10.62       $10.64      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.21        0.38         0.43        0.56         0.78        0.58
  Net realized and unrealized gains (losses)
     on investments                                   (0.34)        0.58         0.02      (0.40)       (0.16)        0.64
-----------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations   (0.13)        0.96         0.45        0.16         0.62        1.22
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.19)      (0.32)       (0.59)      (0.58)       (0.62)      (0.56)
  From net realized gains                                  -      (0.07)       (0.09)      (0.11)       (0.02)           -
  In excess of net investment income                       -           -            -           -            -      (0.02)
  In excess of net realized gains                          -      (0.04)            -      (0.01)            -           -
-----------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.19)      (0.43)       (0.68)      (0.70)       (0.64)      (0.58)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.06      $10.38      $  9.85      $10.08       $10.62      $10.64
=============================================================================================================================
Total Return<F2>                                     (1.25)%       9.68%        4.61%       1.39%        5.84%      12.77%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period            $15,907     $14,285      $13,675     $16,426      $15,665     $13,028
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and reimbursements       1.15%       1.15%        1.15%       1.15%        1.15%       1.15%
     Expenses, before waivers and reimbursements       1.82%       1.96%        1.87%       1.96%        2.00%       2.42%
     Net investment income, net of waivers
       and reimbursements                              4.30%       4.69%        4.98%       5.49%        5.75%       5.96%
    Net investment income, before waivers
       and reimbursements                              3.63%       3.88%        4.26%       4.68%        4.90%       4.69%
  Portfolio Turnover Rate                              3.32%      16.49%       30.26%      37.76%       52.05%      43.24%
-----------------------------------------------------------------------------------------------------------------------------


<F1> For the period April 8, 1997 (commencement of operations) through March 31,
     1998.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.

See Notes to the Financial Statements.


FIXED INCOME FUNDS

                                                                                  HIGH YIELD
                                                         HIGH YIELD                  FIXED
                                                          MUNICIPAL                 INCOME
                                                            FUND                     FUND
                                                   -----------------------  -----------------------
                                                   SIX MONTHS               SIX MONTHS
                                                     ENDED        YEAR        ENDED         YEAR
                                                   SEPT. 30,      ENDED      SEPT. 30      ENDED
                                                      1999      MAR. 31,       1999       MAR. 31,
                                                  (UNAUDITED)   1999<F1>   (UNAUDITED)    1999<F1>
----------------------------------------------     -----------------------  -----------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $10.01      $10.00       $10.10      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.22        0.05         0.41        0.11
  Net realized and unrealized gains (losses)
     on investments                                   (0.54)           -       (0.40)        0.08
---------------------------------------------------------------------------------------------------
     Total Income (Loss) from Investment Operations   (0.32)        0.05         0.01        0.19
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          (0.22)      (0.04)       (0.41)      (0.09)
  From net realized gains                                  -           -            -           -
  In excess of net investment income                       -           -            -           -
  In excess of net realized gains                          -           -            -           -
---------------------------------------------------------------------------------------------------
     Total Distributions Paid                         (0.22)      (0.04)       (0.41)      (0.09)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $9.47      $10.01        $9.70      $10.10
===================================================================================================
TOTAL RETURN<F2>                                     (3.27)%       0.57%        0.02%       2.06%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period            $17,023     $10,033     $101,326     $40,864
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and reimbursements       0.85%       0.85%        0.90%       0.90%
     Expenses, before waivers and reimbursements       1.66%       5.60%        1.16%       2.18%
    Net investment income, net of waivers
       and reimbursements                              4.76%       2.92%        9.00%       6.78%
     Net investment income (loss), before waivers
       and reimbursements                              3.95%     (1.83)%        8.74%       5.50%
  Portfolio Turnover Rate                              8.35%       0.00%       41.96%       0.00%
---------------------------------------------------------------------------------------------------


<F1> Commenced investment operations after the close of business on December 31,
     1998.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

U.S. GOVERNMENT FUND


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES - 64.8%

               FANNIE MAE - 12.7%
               FNMA Notes
  $ 12,000     5.625%, 3/15/01                                 $11,947
    11,750     5.25%, 1/15/03                                   11,405
    10,000     5.625%, 5/14/04                                   9,702
                                                          ------------
                                                                33,054
                                                          ------------

               FANNIE MAE REMIC TRUST - 18.0%
     2,145     Series 1996-M7, Class A,
               6.554%, 9/17/04                                   2,146
    10,000     Series 1997-M5, Class C,
               6.74%, 8/25/07                                    9,809
    11,250     Series 1998-24, Class QB,
               6.00%, 9/18/12                                   11,225
       319     Series 1992-200, Class E,
               6.25%, 6/25/17                                      318
    12,541     Pool #440700, 6.00%, 11/1/28                     11,694
    12,555     Pool #452421, 6.00%, 12/1/28                     11,707
                                                          ------------
                                                                46,899
                                                          ------------

               FEDERAL HOME LOAN BANK - 9.2%
    24,000     FHLB Note, 5.50%, 7/14/00                        23,940
                                                          ------------

               FREDDIE MAC - 10.9%
    12,000     Series 2080, Class PE,
               6.00%, 11/15/21                                  11,599
       682     Pool #410092, 6.943%, 11/1/24                       699
     7,198     Group G00767, 7.50%, 8/1/27                       7,229
     9,505     Group C18079, 6.00%, 11/1/28                      8,872
                                                          ------------
                                                                28,399
                                                          ------------

               FREDDIE MAC MTN - 10.6%
    12,000     5.75%, 7/15/03                                   11,782
    16,000     6.625%, 9/15/09                                  15,948
                                                          ------------
                                                                27,730
                                                          ------------

               GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION - 2.0%
       102     Pool #268360, 10.00%, 4/15/19                       112
       124     Pool #270288, 10.00%, 6/15/19                       136
        29     Pool #270297, 10.00%, 6/15/19                        32
        49     Pool #302836, 10.00%, 2/15/21                        54
     4,991     Pool #476998, 6.50%, 7/15/29                      4,771
                                                          ------------
                                                                 5,105
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               TENNESSEE VALLEY AUTHORITY - 1.4%
  $  3,700     Series B, Putable 7/15/01,
               6.235%, 7/15/45                              $    3,707
                                                          ------------

               Total U.S. Government Agencies
               (cost $172,150)                                 168,834
                                                          ------------
               U.S. GOVERNMENT
               OBLIGATIONS - 31.1%

               U.S. TREASURY NOTES - 26.5%
    17,750     7.75%, 1/31/00                                   17,891
    16,940     6.625%, 7/31/01                                  17,221
    18,010     5.75% , 10/31/02                                 18,016
    15,000     7.50%, 2/15/05                                   16,031
                                                          ------------
                                                                69,159
                                                          ------------

               U.S. TREASURY INFLATIONARY INDEXED
               NOTES - 4.6%
    11,990     3.625%, 1/15/08                                  11,972
                                                          ------------

               Total U.S. Government Obligations
               (cost $82,347)                                   81,131
                                                          ------------

               SHORT-TERM INVESTMENT - 3.2%
               (cost $8,421)

     8,421     FHLB Discount Note,
               5.17%, 10/1/99                                    8,421
                                                          ------------

               Total Investments - 99.1%
               (cost $262,918)                                 258,386

               Other Assets less Liabilities - 0.9%              2,298
                                                          ------------

               NET ASSETS - 100.0%                            $260,684
                                                          ============


SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 94.7%

               ALABAMA - 3.1%
    $9,360     West Jefferson Amusement & Public Park
               Authority Revenue Bond, Visionland
               Project, Prerefunded, 8.00%, 12/1/06            $11,310
                                                          ------------

               ALASKA - 1.8%
               North Slope Borough Capital Appreciation
               G.O. Bond (MBIA Insured)
     5,200       Series A, 0.00%, 6/30/01                        4,820
     2,000       Series B, 0.00%, 6/30/01                        1,854
                                                          ------------
                                                                 6,674
                                                          ------------

               ARIZONA - 2.0%
     2,000     Maricopa County Unified School District
               No. 11, Peoria G.O. Bond, 5.60%, 7/1/07           2,071
     5,000     Mesa City Project of 1987 G.O. Bond
               (MBIA Insured), Prerefunded,
               5.70%, 7/1/03                                     5,288
                                                          ------------
                                                                 7,359
                                                          ------------

               CALIFORNIA - 1.7%
     5,500     California Statewide Communities
               Development Authority Revenue
               Refunding Bond, Series A-2, Irvine
               Apartment Communities,
               4.90%, Mandatory Put 5/15/08                      5,243
     1,000     Foothill/Eastern Transportation Corridor
               Agency Toll Road Senior Lien Revenue
               Bond, Series A, 0.00%, 1/1/05                       789
                                                          ------------
                                                                 6,032
                                                          ------------

               COLORADO - 8.1%
     2,500     Arapahoe County School District No. 5
               Cherry Creek G.O. Refunding Bond,
               Series A, 5.25%, 12/15/04                         2,574
     5,750     Jefferson County School
               District No. R-001 G.O. Bond, Series A
               (FGIC Insured), 6.00%, 12/15/05                   6,180
               Metropolitan Football Stadium
               Revenue Bond (MBIA Insured)
    20,000       Series B, 0.00%, 1/1/04                        16,367
     5,000       Series A, 0.00%, 1/1/07                         3,472
       610     Metropolitan Wastewater Reclamation
               District Gross Revenue Refunding Bond,
               Series B (MBIA Insured), 6.75%, 4/1/03              656
                                                          ------------
                                                                29,249
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CONNECTICUT - 0.3%
    $1,000     Connecticut State Special Tax Obligation
               Revenue Bond, Series B (FSA Insured),
               Transportation Infrastructure,
               5.50%, 11/1/05                                 $  1,046
                                                          ------------

               DISTRICT OF COLUMBIA - 1.9%
     5,000     District of Columbia G.O. Refunding Bond,
               Series B (FSA Insured), 5.5%, 6/1/10              5,097
     1,700     District of Columbia Revenue Bond,
               Georgetown University (MBIA Insured),
               4.70%, 4/1/06                                     1,694
                                                          ------------
                                                                 6,791
                                                          ------------

               FLORIDA - 6.0%
               Broward County School District G.O. Bond
       380       6.75%, 2/15/00                                    384
     1,000       6.00%, 2/15/06                                  1,052
     3,195     Dade County Road G.O. Bond
               (Escrowed to Maturity), 5.00%, 7/1/10             3,184
     3,375     Dade County Water and Sewer System
               Revenue Bond (FGIC Insured),
               6.25%, 10/1/06                                    3,678
               Florida State Division of Bond Financing
               Improvement Department of
               Environmental Protection Revenue
               Bond, PRSV 2000-A (AMBAC Insured)
     2,270       5.50%, 7/1/06                                   2,372
     3,000       5.50%, 7/1/07                                   3,118
     1,150     Jacksonville District Water & Sewer
               Revenue Bond (MBIA Insured),
               Prerefunded, 5.00%, 10/1/08                       1,152
     1,500     Jacksonville Electric Authority Revenue
               Refunding Bond, St. John's River Power
               System, 6.50%, 10/1/01                            1,556
     5,000     Venice City Health Facilities Revenue
               Bond, Venice Hospital, Inc. Project,
               Prerefunded, 6.00%, 12/1/04                       5,415
                                                          ------------
                                                                21,911
                                                          ------------

               GEORGIA - 2.8%
               Atlanta City Airport Facilities Revenue
               Refunding Bond (AMBAC Insured)
     1,200       5.50%, 1/1/01                                   1,220
     2,500       6.00%, 1/1/04                                   2,641
     1,850     Cobb County School District G.O. Bond,
               5.00%, 2/1/03                                     1,886

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               GEORGIA - 2.8% (CONT'D.)
    $3,500     Georgia Municipal Electric Authority
               Power Revenue Bond, Series CC,
               4.60%, 1/1/03                                  $  3,495
     1,000     Municipal Electric Authority of Georgia
               General Resolution Project Revenue Bond
               Series A (MBIA Insured), 6.00%, 1/1/07            1,066
                                                          ------------
                                                                10,308
                                                          ------------

               HAWAII - 0.3%
     1,000     Hawaii G.O. Bond, Series CT (FSA Insured)
               5.25%, 9/1/05                                     1,028
                                                          ------------

               ILLINOIS - 6.5%
               Champaign County Community
               Unified School District No. 116 Urbana
               G.O. Bond, Series C (FGIC Insured),
     3,395       0.00%, 1/1/06                                   2,481
     1,065       0.00%, 1/1/07                                     735
     2,760       0.00%, 1/1/08                                   1,795
       850       0.00%, 1/1/11                                     453
     3,895     Chicago City Board of Education Capital
               Appreciation School Reform-B-1
               G.O. Bond (FGIC Insured), 0.00%, 12/1/09          2,277
     3,000     Chicago City G.O. Bond (AMBAC Insured),
               Prerefunded, 5.90%, 7/1/05                        3,227
     1,000     Chicago City Wastewater Transmission
               Revenue Bond (FGIC Insured),
               Prerefunded, 6.30%, 1/1/03                        1,075
     2,000     Chicago Tax Incremental Allocation Bond,
               Series A (AMBAC Insured), Central Loop
               Redevelopment Project, 5.25%, 6/1/06              2,044
     2,500     Illinois Sports Facilities Authority Revenue
               Bond, Series A (AMT) (MBIA Insured),
               5.00%, 6/15/09                                    2,445
               Illinois State Development Finance
               Authority Economic Development Revenue
               Bond, Latin School of Chicago Project
       500       5.60%, 8/1/18                                     461
     1,000       5.65%, 8/1/28                                     916
     2,000     Illinois State Development Finance
               Authority Solid Waste Disposal Revenue
               Bond, 5.05%, 1/1/10                               1,847
     1,750     Illinois State Educational Facilities
               Authority Revenue Bond, Reserve 3,
               4.75%, Mandatory Put 3/1/07                       1,718


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               ILLINOIS - 6.5% (CONT'D.)
    $2,530     Illinois State School District Capital
               Appreciation Revenue Bond, Project 304
               (FSA Insured), 0.00%, 1/1/07                   $  1,752
       310     McLean County Public Building
               Commission Revenue Bond, Law and
               Justice Center Project, 7.10%, 11/1/00              320
                                                          ------------
                                                                23,546
                                                          ------------

               INDIANA - 0.4%
     1,500     Tippecanoe County School Building
               Revenue Bond (MBIA Insured),
               5.50%, 7/15/01                                    1,535
                                                          ------------

               IOWA - 1.3%
     5,000     Chillicothe PCR Refunding Bond, IES
               Utilities, Inc. Project, 4.25%, 11/1/23           4,881
                                                          ------------

               KANSAS - 1.7%
     4,500     Burlington Environmental Improvement
               Revenue Bond, Series D, Kansas City
               Power & Light Co. Project,
               4.35%, Mandatory Put 9/1/01                       4,481
     1,700     Kansas City G.O. Refunding Bond,
               Series A (MBIA Insured), 5.20%, 9/1/06            1,741
                                                          ------------
                                                                 6,222
                                                          ------------

               KENTUCKY - 1.6%
     1,380     Kentucky Economic Finance Authority
               Revenue Bond, Series A, Catholic Health
               Project, 5.50%, 12/1/05                           1,435
     2,570     Kentucky State Property and Buildings
               Commission Revenue Refunding Bond,
               Project No. 59, 5.00%, 11/1/01                    2,610
     2,000     Kentucky State Turnpike Authority
               Economic Development Road Revenue
               Refunding Bond, Revitalization Project,
               5.50%, 1/1/01                                     2,031
                                                          ------------
                                                                 6,076
                                                          ------------

               LOUISIANA - 0.3%
     1,000     St. Charles Parish PCR Refunding Bond,
               Union Carbide Corp. Project,
               5.10%, 1/1/12                                       937
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               94.7% (CONT'D.)

               MARYLAND - 0.5%
    $1,650     Maryland State and Local Facilities
               G.O. Bond, 4.30%, 7/15/03                      $  1,649
                                                          ------------

               MASSACHUSETTS - 3.5%
     1,735     Massachusetts State Health & Educational
               Facilities Authority Revenue Bond, Series A,
               Caregroup, Inc. (MBIA Insured)
               5.00%, 7/1/05                                     1,761
     3,625     Massachusetts State Health & Educational
               Facilities Authority Revenue Bond, Series B,
               Partners Healthcare System, 5.25%, 7/1/12         3,462
     2,625     Massachusetts State Municipal Wholesale
               Electric Co. and Power Supply System
               Revenue Bond (AMBAC Insured),
               5.10%, 7/1/07                                     2,658
               Massachusetts State Water Reserve
               Authority General Revenue Bond, Series A
     2,500     7.25%, 4/1/01                                     2,585
     2,000     Prerefunded, 6.50%, 7/15/02                       2,152
                                                          ------------
                                                                12,618
                                                          ------------

               MICHIGAN - 1.4%
               Detroit City G.O. Bond, Series A,
               Self-Insurance,
     2,925       5.60%, 5/1/01                                   2,974
     1,000       5.70%, 5/1/02                                   1,025
     1,000     Romulus Community Schools Refunding
               G.O. Bonds (FSA Insured), 4.25%, 5/1/10             914
                                                          ------------
                                                                 4,913
                                                          ------------

               MISSISSIPPI - 1.5%
     2,000     Mississippi State G.O. Refunding Bond,
               6.05%, 8/15/03                                    2,116
     3,320     Mississippi State Highway Revenue Bond,
               Series 39, Four Lane Highway Program,
               5.25%, 6/1/09                                     3,380
                                                          ------------
                                                                 5,496
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               NEBRASKA - 2.5%
               American Public Energy Agency Gas
               Supply Revenue Bond
    $3,350       4.00%, 9/1/06                                  $3,141
     5,500       4.30%, 3/1/11                                   4,976
     1,000     Nebraska State Public Power District
               Supply System Revenue Bond, Series B,
               Escrowed to Maturity, 4.80%, 1/1/03               1,013
                                                          ------------
                                                                 9,130
                                                          ------------
               NEVADA - 0.1%
       310     Nevada State Bank Municipal G.O. Bond,
               Project No. 3-C, Escrowed to Maturity,
               7.625%, 5/1/01                                      314
                                                          ------------

               NEW HAMPSHIRE - 0.2%
       620     Manchester City G.O. Refunding Bond,
               Series B, 4.70%, 7/1/01                             626
                                                          ------------

               NEW JERSEY - 1.7%
               New Jersey Health Care Facilities
               Financing Authority Palisades Medical
               Center Obligation Group Revenue
               Bond (ACA Insured),
     1,770       5.125%, 7/1/14                                  1,674
     1,000       5.20%, 7/1/19                                     919
     3,500     New Jersey State G.O. Bond, Series E,
               5.00%, 7/15/04                                    3,577
                                                          ------------
                                                                 6,170
                                                          ------------

               NEW MEXICO - 0.5%
       610     Bernalillo County G.O. Bond,
               3.875%, 8/1/03                                      596
     1,000     Santa Fe City Revenue Bond, Series A
               (AMBAC Insured),
               Prerefunded, 6.30%, 6/1/04                        1,075
                                                          ------------
                                                                 1,671
                                                          ------------

               NEW YORK - 9.9%
               Long Island Power Authority New York
               Electrical Systems Revenue Refunding Bond
     6,885       4.00%, 4/1/01                                   6,852
     1,000       4.25%, 4/1/01                                   1,000
     4,500       5.00%, 4/1/02                                   4,560


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               NEW YORK - 9.9% (CONT'D.)
   $ 3,735     Middletown City School District G.O.
               Bond (FGIC Insured), 4.75%, 11/1/00            $  3,773
     5,200     New York City G.O. Bond
               Series A, 5.00%, 8/1/05                           5,249
     4,795     New York City Transitional Financing
               Authority Future Tax Secured
               Revenue Bond, Series B (FGIC Insured),
               4.75%, 11/15/13                                   4,414
     2,500     New York State Dormitory Authority
               Revenue Bond, Series A, State University
               Educational Facilities, 5.50%, 5/15/03            2,584
               New York State G.O. Refunding Bond
     2,500       6.625%, 8/1/01                                  2,607
     1,000       6.00%, 10/1/06                                  1,071
     2,265     New York State Urban Development Corp.
               Revenue Bond, Series B, Correctional
               Facilities Services Contract, 5.00%, 1/1/03       2,294
     1,250     New York State Urban Development Corp.
               Subordinate Lien Revenue Bond,
               5.50%, 7/1/16                                     1,209
                                                          ------------
                                                                35,613
                                                          ------------

               NORTH CAROLINA - 4.7%
               North Carolina Eastern Municipal Power
               Agency Revenue Bond, Series B,
     1,500       6.00%, 1/1/06                                   1,526
     5,000       6.125%, 1/1/09                                  5,076
     2,505       Series A, 5.20%, 1/1/10                         2,359
    10,000     North Carolina State Medical Care
               Commission Hospital Revenue Bond,
               Series A (MBIA Insured),
               Pitt County Memorial Hospital,
               4.75%, 12/1/28                                    8,263
                                                          ------------
                                                                17,224
                                                          ------------

               OKLAHOMA - 1.5%
     2,850     Grand River Dam Authority Revenue
               Refunding Bond (MBIA Insured),
               5.70%, 6/1/05                                     3,000
     2,740     Oklahoma Development Financing
               Authority Revenue Refunding Bond,
               Series A, Hillcrest Healthcare System,
               5.20%, 8/15/11                                    2,576
                                                          ------------
                                                                 5,576
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               OREGON - 1.1%
    $  540     Clackamas and Washington Counties
               School District No. 003 G.O. Bond,
               7.00%, 8/1/02                                  $    578
     3,445     Washington County School District
               No. 48J G.O. Refunding Bond,
               5.00%, 8/1/06                                     3,503
                                                          ------------
                                                                 4,081
                                                          ------------

               PENNSYLVANIA - 4.3%
     4,225     Erie County IDR Bond, Series A,
               Hammer, 6.30%, 5/15/00                            4,233
     3,000     Pennsylvania State Intergovernmental
               Authority Special TRB (FGIC Insured),
               Escrowed to Maturity, 6.00%, 6/15/02              3,103
     2,630     Philadelphia City Hospitals and Higher
               Education Facilities Revenue Bond,
               Series A, Jefferson Health System
               (MBIA Insured), 5.25%, 5/15/11                    2,601
     3,300     Philadelphia City Intergovernmental
               Funding Special TRB (FGIC Insured),
               Prerefunded, 6.75%, 6/15/05                       3,645
     1,910     St. Mary Hospital Authority Revenue Bond,
               Series A, Bucks County Catholic Health
               Initiatives, 5.00%, 12/1/05                       1,922
                                                          ------------
                                                                15,504
                                                          ------------

               PUERTO RICO - 2.6%
               Puerto Rico Commonwealth Public
               Improvement G.O. Refunding Bond,
     6,675       0.00%, 7/1/04                                   5,368
     4,000       5.00%, 7/1/05                                   4,064
                                                          ------------
                                                                 9,432
                                                          ------------

               SOUTH CAROLINA - 2.1%
     3,500     Columbia Waterworks and Sewer System
               Capital Appreciation Revenue Bond,
               0.00%, 2/1/03                                     3,005
               South Carolina State Public Service
               Authority Revenue Refunding Bond,
               Series B (FGIC Insured)
     2,650       6.50%, 1/1/04                                   2,844
     1,700       6.50%, 1/1/05                                   1,839
                                                          ------------
                                                                 7,688
                                                          ------------


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               94.7% (CONT'D.)

               TENNESSEE - 1.3%
    $1,000     Chattanooga Health, Educational
               & Housing Facilities Board Revenue
               Refunding and Hospital Improvement
               Bond, Siskin Hospital, 5.25%, 6/1/28            $   864
     2,000     Memphis City Electric System Revenue
               Refunding Bond, 5.80%, 1/1/03                     2,083
     1,870     Metropolitan Government Nashville and
               Davidson Counties G.O. Bond,
               4.50%, 5/15/02                                    1,881
                                                          ------------
                                                                 4,828
                                                          ------------

               TEXAS - 5.3%
     2,000     Brazos River Authority PCR Refunding
               Bond, Series A,
               3.70%, Mandatory Put 4/1/00                       1,997
     2,000     El Paso City Independent School District
               Capital Appreciation G.O. Bond (PSF of
               Texas Gtd.), 0.00%, 2/15/02                       1,799
     7,450     Harris County Revenue Refunding Senior
               Subordinate Lien Toll Road Bond (AMBAC
               Insured), 4.95%, 8/15/06                          7,541
     2,955     Houston Independent School District
               Capital Appreciation Revenue Bond,
               Series B, 0.00%, 9/15/01                          2,710
     3,000     Lower Colorado River Authority Revenue
               Bond, Series A, 5.875%, 5/15/15                   3,058
     2,000     University of Texas Revenue Bond,
               Series B, 5.50%, 8/15/11                          2,040
                                                          ------------
                                                                19,145
                                                          ------------

               UTAH - 1.0%
       800     Alpine School District G.O. Bond (School
               Board Gtd.), 5.25%, 3/15/08                         820
     1,000     Utah State G.O. Bond, Series A,
               5.00%, 7/1/06                                     1,015
     2,000     Utah State Intermountain Power Agency
               Power Supply Revenue Refunding Bond,
               Series D, 5.00%, 7/1/21                           1,785
                                                          ------------
                                                                 3,620
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               VIRGINIA - 5.2%
    $3,250     Arlington County G.O. Bond,
               5.80%, 12/1/02                                 $  3,406
     3,000     Charles City and County IDA Solid Waste
               Disposal Facility Revenue Refunding Bond,
               Waste Management, Inc. Project,
               4.875%, 2/1/09                                    2,728
     9,100     Fairfax County G.O. Bond, Series C
               (State Aid Withholding), 5.25%, 5/1/08            9,271
     3,230     Virginia State G.O. Bond,
               5.375%, 6/1/05                                    3,365
                                                          ------------
                                                                18,770
                                                          ------------

               WASHINGTON - 1.9%
       310     Pierce County School District No. 003
               Puyallup G.O. Bond, Series A,
               7.75%, 12/1/01                                      332
       310     Pierce Fife County School District
               No. 417 G.O. Bond, Series A,
               7.85%, 12/1/01                                      332
       450     Seattle Limited Tax G.O. Bond, Escrowed
               to Maturity, 7.00%, 3/1/01                          467
       500     Snohomish County School District
               No. 015 Edmonds G.O. Bond,
               7.00%, 12/1/01                                      528
     5,000     Washington State Public Power Supply
               System Revenue Bond, Series A, Nuclear
               Project No. 2, 5.00%, 7/1/03                      5,073
                                                          ------------
                                                                 6,732
                                                          ------------

               WISCONSIN - 2.1%
     4,415     Wisconsin State G.O. Refunding Bond,
               Series 3, 6.125%, 11/1/06                         4,771
     2,000     Wisconsin State Health and Educational
               Facilities Authority Revenue Bond,
               Series A, Aurora Health Care, Inc.,
               5.60%, 2/15/29                                    1,807
     1,000     Wisconsin State Health and Educational
               Facilities Authority Revenue Bond,
               Children's Hospital of Wisconsin, Inc.
               (AMBAC Insured), 5.625%, 2/15/12                  1,007
                                                          ------------
                                                                 7,585
                                                          ------------

               Total Municipal Investments
               (cost $347,446)                                 343,290
                                                          ------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


NUMBER OF
SHARES                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               OTHER - 5.2%

   $11,100     AIM Tax Free Cash Reserve Fund                   11,100
     7,846     Provident Municipal Fund                          7,846
                                                          ------------

               Total Other
               (cost $18,946)                                   18,946
                                                          ------------

               Total Investments - 99.9%
               (cost $366,392)                                 362,236

               Other Assets less Liabilities - 0.1%                503
                                                          ------------

               NET ASSETS - 100.0%                            $362,739
                                                          ============


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 96.7%

               COLORADO - 3.7%
    $2,000     Metropolitan Football Stadium District
               Colorado Sales TRB, Series A
               (MBIA Insured), 0.00%, 1/1/07                    $1,389
                                                          ------------

               FLORIDA - 76.8%
     1,000     Dade County G.O. Bond, Series DD
               (AMBAC Insured),
               7.60, 10/1/06                                     1,169
     1,000     Dade County Refunding Bond
               (FGIC Insured), 12.00%, 10/1/02                   1,212
       500     Dade County Sales TRB (AMBAC Insured),
               6.00%, 10/1/01                                      518
       400     Dade County Seaport Revenue
               Refunding Bond (MBIA Insured),
               6.50%, 10/1/10                                      448
       150     Duval County School District G.O.
               Bond, Series 1992 (AMBAC Insured),
               6.125%, 8/1/04                                      159
       900     Florida Gas Utility Revenue Bond,
               Gas Project No. 1 (FSA Insured),
               5.00%, 12/1/02                                      920
     1,170     Florida Ports Financing Community
               Revenue Bond, State Transition Trust Fund
               Intermodal Program (AMT) (FGIC Insured),
               5.50%, 10/1/17                                    1,139
       100     Florida State Board of Education
               Capital Outlay Revenue Bond,
               Series 1992 B, Prerefunded,
               5.30%, 6/1/02                                       104
     1,440     Florida State Board of Education
               Capital Outlay Revenue Bond,
               Series 1998 A, 5.25%, 1/1/12                      1,439
     1,000     Florida State Board of Education G.O. Bond,
               Series C, Escrowed to Maturity,
               6.00%, 5/1/03                                     1,045
       500     Florida State Department of Transportation
               Right of Way Revenue Refunding Bond,
               6.00%, 7/1/04                                       533
       200     Florida State Municipal Power Agency
               Revenue Bond, Power Supply Project
               (AMBAC Insured),
               Prerefunded, 6.25%, 10/1/01                         212

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

    $  350     Florida State Municipal Power Agency
               Revenue Bond, St. Lucie Project
               (FGIC Insured), 5.40%, 10/1/05                  $   362
       250     Florida State Sunshine Skyway
               Revenue Refunding Bond, Series 1991,
               6.40%, 7/1/04                                       261
     1,000     Gainesville City Utility Systems
               Revenue Refunding Bond, Series 1979 A,
               6.20%, 10/1/02                                    1,028
       500     Hillsborough County Aviation Authority
               Revenue Bond (FGIC Insured),
               6.60%, 10/1/03                                      510
     1,780     Hillsborough County IDA IDR Health
               Facilities Project, Series A, University
               Community Hospital Bond,
               4.50%, 8/15/03                                    1,759
       500     Jacksonville City Health Facilities
               Authority Revenue Bond, Series A,
               Charity Obligation Group Project
               (MBIA Insured), 5.00%, 8/15/11                      489
     1,500     Jacksonville District Water and Sewer
               Revenue Bond (MBIA Insured),
               Prerefunded, 5.00%, 10/1/08                       1,502
       450     Kissimmee City Suburban Water
               and Sewer System Revenue Refunding
               Bond (AMBAC Insured),
               5.75%, 10/1/01                                      464
       100     Kissimmee City Utility Authority
               Electric System Revenue Refunding
               Bond, Series 1991 (FGIC Insured),
               Prerefunded, 6.50%, 10/1/01                         106
       370     Lee County Refunding Bond, Series 1997 A
               (MBIA Insured), 5.75%, 10/1/11                      390
     1,270     Lee County School Board COP
               Revenue Refunding Bond, Series 1996 A
               (FSA Insured), 6.00%, 8/1/03                      1,341
       500     Manatee County Public Utilities Revenue
               Bond, Series 1991 A (MBIA Insured),
               Prerefunded, 6.75%, 10/1/01                         534
     1,000     Manatee County School Boards COP
               Series 1998 A (MBIA Insured),
               4.85%, 7/1/12                                       948
     1,200     Marion County Hospital District Revenue
               Refunding & Improvement Bond, Health
               Systems, Monroe Regional Medical Center,
               4.625%, 10/1/03                                   1,190

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               FLORIDA - 76.8% (CONT'D.)
    $1,000     Miami-Dade County Florida S.O.
               Refunding Subordinate Bond, Series 1997 A
               (MBIA Insured), 0.00%, 10/1/14                     $424
       625     Orange County HFA Revenue Bond,
               Series 1999 G, 5.20%, 9/1/14                        593
       100     Orlando City Utility Commission
               Water and Electric Revenue Refunding
               Bond, Series 1992, 5.75%, 10/1/05                   106
     4,000     Palm Beach County Solid Waste Authority
               Revenue Capital Appreciation Bond,
               Series 1998 A (AMBAC Insured),
               0.00%, 10/1/12                                    1,973
        50     Reedy Creek Improvement District Bond,
               Series 1991 A, Prerefunded, 6.00%, 6/1/01            52
       200     Reedy Creek Improvement District Bond,
               Series 1991 A, Unrefunded Balance,
               6.00%, 6/1/02                                       207
       400     Santa Rosa Bay Bridge Authority Capital
               Appreciation Bond, Series 1996 A,
               0.00%, 7/1/06                                       280
       200     Sunrise City Utility Systems Revenue
               Capital Appreciation Bond, Series 1996 A
               (AMBAC Insured), 0.00%, 10/1/01                     184
     1,000     Tampa Bay Water Utility Systems Capital
               Appreciation Revenue Bond
               (FGIC Insured), 0.00%, 10/1/06                      712
       750     Tampa City Sports Authority Revenue
               Bond, Stadium Project (MBIA Insured),
               6.00%, 1/1/06                                       803
     1,035     Tampa Hospital Capital Improvement
               Revenue Bond, Series 1999 A,
               4.75%, 7/1/11                                       942
     1,695     Tampa Water and Sewer Revenue Bond,
               5.50%, 10/1/19                                    1,651
     1,000     West Orange Healthcare District Revenue
               Bond, Series A,
               5.25%, 2/1/03                                     1,003
                                                          ------------
                                                                28,712
                                                          ------------
               MASSACHUSETTS - 2.6%
     1,000     Massachusetts State Health and
               Educational Facilities Revenue Bond,
               Group A, 5.25%, 7/1/07                              974
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               NORTH CAROLINA - 3.8%
    $1,400     North Carolina Eastern Municipal Power
               Agency Power Systems Revenue Bond,
               Series A, 5.75%, 1/1/04                        $  1,427
                                                          ------------

               PUERTO RICO - 9.8%
     1,000     Puerto Rico Commonwealth Public
               Improvement Capital Appreciation G.O.
               Refunding Bond, 0.00%, 7/1/04                       804
               Puerto Rico Industrial, Tourist, Educational,
               Medical & Environmental Central Facilities
               Revenue Refunding Bond, Series A,
               San Lucas & Cristo Project,
       385       4.65%, 6/1/01                                     383
       435       4.80%, 6/1/02                                     432
       595       4.90%, 6/1/03                                     588
     1,400     Puerto Rico Public Buildings Authority
               Guaranteed Public Education and Health
               Facilities Revenue Refunding Bond,
               Series M (Commonwealth Gtd.),
               5.20%, 7/1/02                                     1,432
                                                          ------------
                                                                 3,639
                                                          ------------

               Total Municipal Investments
               (cost $36,812)                                   36,141
                                                          ------------

NUMBER
OF SHARES
(000S)
-----------


               OTHER - 10.3%

        29     Dreyfus Tax-Exempt Cash Management
               Fund No. 264                                         29
     3,816     Federated Tax Free Trust Money
               Market Fund No. 15                                3,816
                                                          ------------

               Total Other
               (cost $3,845)                                     3,845
                                                          ------------

               Total Investments - 107.0%
               (cost $40,657)                                   39,986

               Liabilities less Other Assets - (7.0)%          (2,613)
                                                          ------------
               NET ASSETS - 100.0%                             $37,373
                                                          ============


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

FIXED INCOME FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               ASSET-BACKED SECURITIES - 16.9%

  $  5,815     California Infrastructure PG&E-1,
               Series 1997-1, Class A5,
               6.25%, 6/25/04                                   $5,792
       466     Chevy Chase Auto Receivables Trust,
               Series 1997-2, Class A,
               6.35%, 1/15/04                                      465
     2,540     Commercial Mortgage Asset Trust,
               Series 1999-C1, Class A3,
               6.64%, 9/17/10                                    2,426
     1,951     Contimortgage Net Interest Margin Notes,
               Series 1998-A, Class A,
               7.92%, 3/16/28<F1>                                1,893
     3,420     CS First Boston Mortgage Securities Corp.,
               Series 1998-C2, Class A1,
               5.96%, 12/15/07                                   3,296
       580     Delta Funding Mortgage Corp., I.O.,
               Series 1991-1, Class A-4,
               7.50%, 3/15/06<F1>                                    2
        97     DLJ Mortgage Acceptance Corp.,
               7.25%, 5/25/24                                       98
    31,534     DLJ Mortgage Acceptance Corp., I.O.,
               7.50%, 11/12/21<F1>                               1,941
     4,395     First Union-Lehman Brothers-Bank of
               America, Series 1998-C2, Class A2,
               6.56%, 11/18/08                                   4,250
     3,475     GMACC Commercial Mortgage Securities
               Inc., Series 1999-C3,Class A1B,
               7.27%, 8/15/09                                    3,505
     2,695     IMC Excess Cashflow Securities Trust,
               Series 1997-A, Class A,
               7.41%, 11/26/28<F1>                               1,816
     3,400     LB Commercial Conduit Mortgage Trust,
               Series 1998-C4, Class B,
               6.36%, 10/15/08                                   3,321
     1,100     Morgan Stanley Capital I,
               Series 1998-WF1, Class A2,
               6.55%, 12/15/07                                   1,066
     3,430     Morgan Stanley Capital I,
               Series 1999-LIFE, Class A2,
               7.11%, 7/15/09                                    3,421
     2,090     Mortgage Capital Funding, Inc.,
               Series 1998-MC1, Class A2,
               6.66%, 1/18/08                                    2,038

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

    $8,750     Nationslink Funding Corp.,
               Series 1999-1, Class A2,
               6.32%, 11/20/08                                $  8,294
       347     Olympic Automobile Receivables Trust,
               Series 1995-A, Class A,
               7.875%, 7/15/01                                     347
     1,261     PNC Mortgage Securities Corp.,
               8.09%, 4/28/27<F1>                                1,206
       306     Residential Asset Securitization Trust,
               Series 1997-A8 C, Class A3,
               7.00%, 10/25/27                                     305
       723     TMS Auto Grantor Trust,
               Series 1997-3, Class A2,
               6.12%, 12/20/03                                     724
       535     Western Financial Grantor Trust,
               Series 1995-4, Class A-1,
               6.20%, 2/1/02                                       535
     8,000     WFS Financial Owner Trust,
               Series 1998-B, Class A3,
               5.95%, 7/20/01                                    7,991
                                                          ------------

               Total Asset-Backed Securities
               (cost $57,274)                                   54,732
                                                          ------------
               CORPORATE/GOVERNMENT BONDS
               AND NOTES - 40.2%

               AIRLINES - 1.9%
     6,000     U.S. Airways Pass-Thru,
               8.36%, 1/20/19                                    6,042
                                                          ------------

               BANKS - 2.3%
     7,500     Bank One Corp.,
               6.4%, 8/01/02                                     7,452
                                                          ------------

               BEVERAGES - 0.4%
     1,473     Coca-Cola Enterprise,
               7.00%, 10/1/26                                    1,477
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 14.6%
     6,450     Asian Development Bank,
               6.375%, 10/1/28                                   6,287
        19     Berkshire Hathaway, Inc.,
               9.75%, 1/15/18                                       20
     6,125     Caterpillar Financial Services Corp.,
               6.875%, 8/01/04                                   6,127

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               DIVERSIFIED FINANCIAL SERVICES - 14.6% (CONT'D.)
    $6,900     CIT Group Inc.,
               5.85%, 5/26/00                                  $ 6,811
     4,765     Diageo Capital PLC
               6.25%, 6/24/04                                    4,747
     7,500     Ford Motor Credit Co.,
               6.00%, 1/14/03                                    7,325
     2,565     General Motors Acceptance Corp.,
               5.85%, 1/14/09                                    2,366
               Green Tree Financial Corp.
     2,046       Series 1994-B, Class A,
                 7.85%, 7/15/04                                  2,049
     2,700       Series 1886-9, Class A,
                 7.69%, 1/15/28                                  2,710
     2,700       Series 1997-6, Class B1,
                 7.17%, 1/15/29                                  2,536
     2,565     Household Finance Corp.,
               5.875%, 2/01/09                                   2,308
     4,000     Transamerica Finance Corp.,
               7.25%, 8/15/02                                    4,017
                                                          ------------
                                                                47,303
                                                          ------------

               ENVIRONMENTAL CONTROLS - 1.5%
     5,000     Waste Management, Inc., 7.10%, 8/1/26             4,725
                                                          ------------

               FOOD - 1.2%
     3,900     Diageo PLC, 7.45%, 4/15/35                        3,949
                                                          ------------

               FANNIE MAE - 7.1%
               FNMA
     9,050       5.625%, 5/14/04                                 8,781
     9,050       5.25%, 1/15/09                                  8,156
     6,125       6.375%, 6/15/09                                 6,001
                                                          ------------
                                                                22,938
                                                          ------------

               INSURANCE - 2.3%
     2,900     Anthem Insurance, Inc., 9.00%, 4/1/27<F1>         2,777
               Lumberman's Mutual Casualty Co.
     3,910       9.15%, 7/1/26<F1>                               3,839
       765       8.45%, 12/1/37<F1>                                667
                                                          ------------
                                                                 7,283
                                                          ------------

               PETROLEUM PRODUCTS - 0.8%
     3,450     Petrozuata Finance, Inc.,
               8.22%, 4/1/17<F1>                                 2,553
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               SPECIAL PURPOSE - 0.9%
  $  3,080     Bunge Trade Ltd., 9.25%, 5/1/02<F1>          $    2,981
                                                          ------------

               TELEPHONE - 3.6%
     6,540     AT&T Corp., 6.00%, 3/15/09                        6,077
     5,655     MCI Worldcom, Inc., 6.125%, 8/15/01               5,623
                                                          ------------
                                                                11,700
                                                          ------------

               TRANSPORTATION - 1.8%
     5,950     Burlington Northern Santa Fe Corp.,
               6.53%, 7/15/37                                    5,758
                                                          ------------

               UTILITIES - 1.8%
     5,735     PP&L Transition Bond Co. LLC,
               Series 1999-1, Class A5,
               6.83%, 3/25/07                                    5,752
                                                          ------------

               Total Corporate/Government Bonds
               and Notes
               (cost $134,894)                                 129,913
                                                          ------------

               U.S. GOVERNMENT AGENCIES - 9.6%

               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
               FHLMC
       132       Series 1248, Class B, 7.00%, 3/15/22              131
       440       Series 1591, Class FH, 7.00%, 9/15/22             450
       810       Series 1591, Class SH, 5.03%, 9/15/22             610
               FNMA REMIC Trusts,
    10,661     Series 1997-20, I.O., 8.00%, 3/25/27                673
                                                          ------------
                                                                 1,864
                                                          ------------

               MORTGAGE BACKED SECURITIES - 9.0%
     4,487     FHLMC - Gold, Pool C00835,
               6.50%, 7/01/29                                    4,304
     5,109     FHLMC - Gold, Pool C18079,
               6.00%, 11/1/28                                    4,769
    11,335     FNMA, Pool 440700,
               6.00%, 11/1/28                                   10,571
     9,879     FNMA, Pool 452421,
               6.00%, 12/1/28                                    9,212
                                                          ------------
                                                                28,856
                                                          ------------

               Total U.S. Government Agencies
               (cost $32,193)                                $  30,720
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               U.S. GOVERNMENT
               OBLIGATIONS - 26.2%

               U.S. TREASURY BONDS - 22.5%
  $  1,610     5.75%, 10/31/02                              $    1,610
     4,940     7.50%, 2/15/05                                    5,280
    10,000     6.625%, 5/15/07                                  10,311
    20,715     6.125%, 8/15/07                                  20,737
    32,130     7.125%, 2/15/23                                  34,853
                                                          ------------
                                                                72,791
                                                          ------------

    12,000     U.S. TREASURY INFLATION INDEX NOTE - 3.7%
               3.675% , 1/15/08                                 11,982
                                                          ------------

               Total U.S. Government Obligations
               (cost $88,667)                                   84,773
                                                          ------------

               FLOATING RATE BANK NOTES - 2.0%

     5,340     Lloyds Bank PLC, 5.63%, 12/15/99                  4,575
     2,120     National Westminster Bank,
               5.63%, 11/30/99                                   1,761
                                                          ------------

               Total Floating Rate Bank Notes
               (cost $6,510)                                     6,336
                                                          ------------

               SHORT-TERM INVESTMENTS - 4.0%
               (cost $13,017)

    13,017     Banco Popular, Puerto Rico,
               Eurodollar Time Deposits,
               5.688%, 10/1/99                                  13,017
                                                          ------------

               Total Investments - 98.9%
               (cost $332,555)                                 319,491

               Other Assets less Liabilities - 1.1%              3,678
                                                          ------------

               NET ASSETS - 100.0%                            $323,169
                                                          ============


<F1> These private placement securities may require registration under the
     Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1999, the value of these securities amounted to approximately $19,675,000 or 6.1% of net assets.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

TAX-EXEMPT FUND


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 96.5%

               ALABAMA - 4.6%
   $ 2,000     Courtland Industrial Development Board
               Solid Waste Disposal Revenue Bond,
               6.00%, 8/1/29                                 $   1,898
     1,500     Jefferson County Sewer Revenue Bond,
               Series D (FGIC Insured), 5.75%, 2/1/22            1,483
               Lauderdale & Florence County
               Health Care Authority Revenue Bond,
               Series A (MBIA Insured),
     2,585       5.25%, 7/1/09                                   2,603
     2,710       5.00%, 7/1/10                                   2,650
     1,800     Mobile Industrial Development Board
               PCR Refunding VRN, Alabama Power Co.
               Project, 3.95%, 10/1/99                           1,800
                                                          ------------
                                                                10,434
                                                          ------------

               ALASKA - 0.4%
     1,000     Anchorage G.O. Refunding Bond
               (MBIA Insured), 5.00%, 7/1/12                       970
                                                          ------------

               ARIZONA - 3.5%
     1,000     Arizona Student Loan Acquisition
               Authority Revenue Bond, Series A-1,
               5.90%, 5/1/24                                       996
       500     Arizona State Student Loan Acquisition
               Authority Loan Revenue Refunding Bond,
               Series B-1, 6.15%, 5/1/29                           494
       320     Cochise County University School District
               No. 68 Sierra Vista G.O. Bond, Series B
               (FGIC Insured), 9.00%, 7/1/03                       369
     1,500     Maricopa County Unified
               School District No.11 Peoria Project
               1991 G.O. Bond, 5.50%, 7/1/10                     1,519
     3,000     Maricopa County School District No.41
               Gilbert G.O. Bond, 6.25%, 7/1/15                  3,066
     1,260     Maricopa County School District No.69
               Paradise Valley G.O. Bond, Series B,
               8.50%, 7/1/06                                     1,520
                                                          ------------
                                                                 7,964
                                                          ------------

               CALIFORNIA - 7.1%
     4,315     California State Health Facility Financing
               Authority Revenue Bond, Northern
               California Presbyterian, 5.125%, 7/1/18           3,857

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------
               CALIFORNIA - 7.1% (CONT'D.)
   $ 1,150     California State Public Works Board Lease
               Revenue Bond, Series A, 6.10%, 9/1/02          $  1,215
     4,000     California State Public Works Board Lease
               Revenue Bond, Series E, Department of
               Corrections State Prison, 5.50%, 6/1/15           4,037
     3,500     California Statewide Communities
               Development Authority Revenue
               Refunding Bond, Series A-2, Irvine
               Apartment Communities, 4.90%, 5/15/25             3,336
     1,380     Los Angeles Convention & Exhibition
               Center Authority Revenue COP,
               9.00%, 12/1/20                                    1,720
     1,380     Los Angeles Convention and Exhibition
               Center Authority COP, Prerefunded,
               9.00%, 12/1/10                                    1,720
       230     Walnut Valley Unified School District
               G.O. Bond, Series A (MBIA Insured),
               Escrowed to Maturity, 6.00%, 8/1/13                 247
                                                          ------------
                                                                16,132
                                                          ------------

               COLORADO - 4.3%
     3,360     Denver City & County Special Facilities
               Airport Revenue Bond, Series A
               (MBIA Insured), Rental Car Project,
               6.00%, 1/1/14                                     3,434
     3,000     Lower Colorado River Authority Revenue
               Refunding Bond, Series A,
               5.875%, 5/15/15                                   3,058
               Metropolitan Football Stadium Sales
               TRB (MBIA Insured)
     3,000       Series B, 0.00%, 1/1/06                         2,200
     2,000       Series A, 0.00%, 1/1/12                         1,022
                                                          ------------
                                                                 9,714
                                                          ------------

               CONNECTICUT - 1.1%
     2,210     Connecticut State Special Tax Obligation
               Revenue Bond, Series A, Transportation
               Infrastructure, 7.125%, 6/1/10                    2,544
                                                          ------------

               DISTRICT OF COLUMBIA - 2.8%
               District of Columbia G.O.
               Refunding Bond, Series B (FSA Insured),
     2,000       5.50%, 6/1/10                                   2,039
     4,300       5.50%, 6/1/11                                   4,355
                                                          ------------
                                                                 6,394
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               96.5% (CONT'D.)

               FLORIDA - 4.3%
    $3,670     Broward County G.O. Bond,
               10.00%, 7/1/14                                   $5,220
     1,000     Florida Ports Authority Financing
               Community Revenue Bond, State
               Transportation Trust Fund, Intermodal
               Project (FGIC Insured), 5.50%, 10/1/18              969
               Florida State Board of Education Capital
               Outlay G.O. Bond,
     1,000       Series A, 5.50%, 1/1/05                         1,041
       480       9.125%, 6/1/14                                    643
     1,750     Orlando City Utilities Commission
               Water and Electric Revenue Refunding
               Bond, Series D, 6.75%, 10/1/17                    1,993
                                                          ------------
                                                                 9,866
                                                          ------------

               GEORGIA - 3.0%
     5,300     Fulton County Water & Sewer Revenue
               Bond (FGIC Insured), 4.75%, 1/1/28                4,428
     2,300     Georgia State Municipal Electric
               Authority Power Revenue Bond,
               Series B (FGIC Insured),
               6.375%, 1/1/16                                    2,509
                                                          ------------
                                                                 6,937
                                                          ------------

               IDAHO - 0.9%
     2,000     Power County IDR Bond,
               FMC Corp. Project,
               6.45%, 8/1/32                                     2,002
                                                          ------------

               ILLINOIS - 8.5%
               Chicago City G.O. Bond, Series B
               (AMBAC Insured),
     2,835       5.125%, 1/1/15                                  2,701
     4,610       5.125%, 1/1/22                                  4,213
     1,200     Chicago Emergency Telephone System
               G.O. Bond, (FGIC Insured), 5.25%, 1/1/13          1,183
     2,000     Chicago Midway Airport Revenue
               Bond, Series A (MBIA Insured),
               5.50%, 1/1/29                                     1,886
     1,480     Chicago Water Revenue Refunding Bond
               (FGIC Insured), 4.125%, 11/1/13                   1,274

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               ILLINOIS - 8.5% (CONT'D.)
    $1,000     Illinois Education Facility Authority
               Revenue Bond, Series D (AMBAC Insured),
               5.45%, 9/1/14                                  $    968
     1,000     Illinois State Health Facility Authority
               Revenue Refunding Bond, Series A, West
               Suburban Hospital, 5.75%, 7/1/15                    941
               Illinois State Development Financing
               Authority Economic Development Revenue
               Bond, Latin School of Chicago Project,
       350       5.60%, 8/1/18                                     323
       730       5.65%, 8/1/28                                     669
     1,000     Illinois State Student Assistance
               Commission Student Loan Revenue Bond,
               Series QQ, 3.75%, 9/1/02                            970
               Illinois State G.O. Bond (FGIC Insured)
     1,500       5.375%, 6/1/10                                  1,524
     2,000       5.00%, 6/1/12                                   1,929
       835     Kane County Forest Preserve District
               G.O. Bond, 5.00%, 12/30/12                          804
                                                          ------------
                                                                19,385
                                                          ------------

               INDIANA - 5.3%
       970     Hamilton County Public Building
               Corporation First Mortgage G.O. Bond,
               7.25%, 8/1/13                                     1,139
       420     Indiana State Municipal Power Agency
               Supply Systems Revenue Refunding Bond,
               Series B (MBIA Insured),
               6.00%, 1/1/12                                       445
     1,290     Indiana State Office Building Capital
               Complex Revenue Bond, Series B
               (MBIA Insured), 7.40%, 7/1/15                     1,542
     3,305     Indiana State Transportation Authority
               Airport Finance Lease Revenue Bond,
               Series A, 5.50%, 11/1/12                          3,311
               Indianapolis City Industrial Gas Utility
               Revenue Refunding Bond, Series B
               (FGIC Insured),
       400       5.00%, 6/1/06                                     406
       910       4.00%, 6/1/08                                     850
       970       3.50%, 6/1/18                                     713
     1,500     Indianapolis Local Public Improvement
               Bond Bank Revenue Bond, Series E,
               5.75%, 2/1/29                                     1,451


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               INDIANA - 5.3%  (CONT'D.)
   $ 2,000     Marion County Convention and
               Recreational Facility Authority Excise
               TRB, Series A (AMBAC Insured),
               7.00%, 6/1/21                                   $ 2,114
                                                          ------------
                                                                11,971
                                                          ------------

               KANSAS - 1.6%
               Burlington City Environmental
               Improvement Revenue Refunding Bond,
               Kansas City Power & Light Co. Project,
     1,650       Series C, 4.50%, Mandatory Put 10/1/17          1,638
     2,000       Series D, 4.35%, Mandatory Put 10/1/17          1,992
                                                          ------------
                                                                 3,630
                                                          ------------

               KENTUCKY - 0.9%
     2,000     Jefferson County School District Finance
               Corp. Revenue Refunding Bond,
               Series A (FSA Insured), 5.00%, 1/1/08             2,005
                                                          ------------

               MASSACHUSETTS - 3.1%
     1,500     Massachusetts State Construction G.O.
               Bond, Series C, 5.25%, 8/1/11                     1,506
               Massachusetts State Development Finance
               Agency Revenue Bond, Series P, Boston
               University
     1,500       5.375%, 5/15/39                                 1,330
     2,000       6.00%, 5/15/59                                  1,959
       500     Massachusetts State Health & Educational
               Facility Authority Revenue Bond Series B,
               Partners Healthcare System,
               5.125%, 7/1/19                                      446
     2,000     Massachusetts State Health & Educational
               Facility Authority Revenue Bond, Series A,
               Caritas Christi Obligation Group,
               5.625%, 7/1/20                                    1,827
                                                          ------------
                                                                 7,068
                                                          ------------
               MICHIGAN - 0.7%
     2,000     Michigan State Hospital Finance Authority
               Revenue Refunding Bond (MBIA Insured),
               4.50%, 10/15/21                                   1,623
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MONTANA - 0.1%
   $   190     University of Montana Higher Education
               Revenue Bond, Series A (MBIA Insured),
               4.50%, 11/15/15                                  $  165
                                                          ------------

               NEBRASKA - 1.2%
     3,000     American Public Energy Agency Gas Supply
               Revenue Bond, Series C, Public Gas Agency
               Project (AMBAC Insured),
               4.30%, 3/1/11                                     2,714
                                                          ------------

               NEVADA - 1.1%
       580     Nevada State G.O. Refunding
               Bond, Project 20-23A, Escrowed to
               Maturity, 7.20%, 7/16/06                            585
     2,000     Washoe County Airport Authority
               Revenue Bond, Series A (MBIA Insured),
               Airport Systems Improvement,
               5.70%, 7/1/26                                     1,946
                                                          ------------
                                                                 2,531
                                                          ------------

               NEW JERSEY  - 1.3%
     1,000     New Jersey State Health Care Facilities
               Finance Authority Revenue Bond,
               Palisades Medical Center Obligation
               Group (ACA Insured), 5.25%, 7/1/28                  891
     2,000     New Jersey State Turnpike Authority
               Revenue Refunding Bond, Series A,
               6.75%, 1/1/08                                     2,091
                                                          ------------
                                                                 2,982
                                                          ------------

               NEW YORK - 14.0%
     1,900     City of New York G.O. VRN,
               Subseries B-2 (Morgan Guaranty
               Trust LOC), 3.95%, 10/1/99                        1,900
     1,000     Long Island Power Authority
               Electric System Revenue Bond,
               5.00%, 4/1/02                                     1,013
     3,250     Monroe County Airport Authority
               Revenue Refunding Bond, Greater
               Rochester International Airport
               (MBIA Insured), 5.375%, 1/1/07                    3,341
               New York City G.O. Refunding Bond
     1,500       Series A, 5.00%, 8/1/05                         1,514
     1,000       Series D, 5.75%, 8/1/07                         1,045
     6,000       Series F, 5.25%, 9/15/11                        6,004

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               96.5% (CONT'D.)

               NEW YORK - 14.0% (CONT'D.)
               New York City Municipal Water
               Financing Authority Water and Sewer
               System Refunding Revenue Bond
   $ 5,000       Series A (MBIA Insured), 5.50%, 6/15/23       $ 4,826
     1,250       Series B, 5.25%, 6/15/29                        1,134
               New York State Dormitory Authority
               Revenue Bond,Victory Memorial Hospital
               (MBIA Insured)
     1,000       5.25%, 8/1/15                                     954
       500       5.375%, 8/1/25                                    471
     1,250     New York State Dormitory Authority
               Revenue Bond, Menorah Home (AMBAC
               and FHA Insured), 5.00%, 8/1/18                   1,126
     1,590     New York State Dormitory Authority
               Revenue Bond, Mental Health Services
               Facility, 5.25%, 8/15/10                          1,596
     2,000     New York State Dormitory Authority
               Revenue Bond, Presbyterian Hospital
               (AMBAC and FHA Insured), 4.75%, 8/1/27            1,673
     2,500     New York State Tollway Authority Highway
               and Bridge Revenue Bond,
               Series A (FGIC Insured), 5.125%, 4/1/11           2,486
     1,000     New York State Urban Development Corp.
               Revenue Refunding Bond (Colld.
               By HUD236), 5.50%, 7/1/16                           967
     1,475     Triborough Bridge & Tunnel Authority
               General Purpose Revenue Bond, Series SR,
               5.00%, 1/1/07                                     1,491
                                                          ------------
                                                                31,541
                                                          ------------

               NORTH CAROLINA - 2.7%
       610     North Carolina State Eastern Municipal
               Power Agency Revenue Refunding Bond
               Series A, Escrowed to Maturity,
               6.50%, 1/1/18                                       675
               North Carolina State Eastern Municipal
               Power Agency Revenue Refunding Bond,
     3,850       Series B, 7.00%, 1/1/08                         4,133
     1,500       Series A, 5.75%, 1/1/26                         1,432
                                                          ------------
                                                                 6,240
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               OHIO - 1.0%
   $ 2,500     Scioto County Marine Terminal Revenue
               Refunding Bond, Norfolk Southern Corp.
               Project, 5.30%, 8/15/13                         $ 2,334
                                                          ------------

               OKLAHOMA - 0.7%
     1,380     McGee Creek Water Authority Revenue
               Bond, Series 1992 (MBIA Insured),
               6.00%, 1/1/13                                     1,466
                                                          ------------

               OREGON - 0.1%
       230     Oregon State G.O. Bond, Series 66,
               10.50%, 6/1/02                                      265
                                                          ------------

               PENNSYLVANIA - 1.1%
     2,500     Philadelphia Water and Wastewater
               Revenue Refunding Bond (AMBAC
               Insured), 5.25%, 12/15/11                         2,507
                                                          ------------

               SOUTH CAROLINA - 2.7%
     2,000     Georgetown County Pollution Control
               Facilities Revenue Refunding Bond,
               Series A, International Paper Co. Project,
               5.125%. 2/1/12                                    1,866
     2,115     Piedmont County Municipal Power
               Agency Electric Revenue Refunding Bond,
               Series A, 6.55%, 1/1/16                           2,115
     2,000     South Carolina Transportation
               Infrastructure Revenue Bond, Series A
               (AMBAC Insured), 5.50%, 10/1/10                   2,062
                                                          ------------
                                                                 6,043
                                                          ------------

               TENNESSEE - 1.4%
     1,500     Chattanooga Health, Educational &
               Housing Facilities Board Revenue
               Refunding and Hospital Improvement
               Bond, Siskin Hospital, 5.25%, 6/1/28              1,296
     2,000     Tennessee State Energy Acquisition Corp.
               Gas Revenue Bond, Series B (AMBAC
               Insured), 4.50%, 9/1/08                           1,919
                                                          ------------
                                                                 3,215
                                                          ------------

               TEXAS - 10.2%
     1,500     Austin Hotel Occupancy Tax
               Revenue Refunding Bond (AMBAC
               Insured), 5.80%, 11/15/13                         1,473

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report
PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               TEXAS - 10.2% (CONT'D.)
   $ 2,000     Brazos River Authority PCR Refunding
               Bond, Series A, Texas Utility Electric Co.,
               3.70%, Mandatory Put 4/1/00                     $ 1,997
     1,000     Brownsville Naval District Revenue
               Refunding Bond, Union Carbide Corp.
               Project, 5.10%, 1/1/12                              938
     1,030     Colorado River Municipal Water
               District Revenue Bond,
               Prerefunded, 9.50%, 1/1/01                        1,095
     7,000     Dallas County Utility & Reclamation
               District G.O. Refunding Bond, Series B
               (AMBAC Insured), 5.875%, 2/15/29                  6,955
     1,300     Harris County Health Facilities
               Development Corp. Revenue Bond,
               Methodist Hospital, 3.95%, 12/1/26                1,300
     1,810     Killeen School District G.O. Refunding
               Bond (PSF Insured), 4.75%, 2/15/10                1,748
     1,000     Lamar School District G.O. Bond
               (PSF Insured), 6.00%, 2/15/13                     1,042
     1,000     Parker County Hospital District Revenue
               Bond, Campbell Health System,
               6.25%, 8/15/19                                      981
     4,500     San Antonio Electric and Gas Revenue
               Refunding Bond, Series A,
               4.50%, 2/1/21                                     3,703
     2,000     San Antonio Electric and Gas Revenue
               Unrefunded Balance Bond, 5.00%, 2/1/12            1,941
                                                          ------------
                                                                23,173
                                                          ------------

               UTAH - 1.9%
               Utah State Intermountain Power Agency
               Power Supply Revenue Refunding Bond
     2,000       Series B, 6.00%, 7/1/06                         2,231
     2,500       Series D, 5.00%, 7/1/21                         2,136
                                                          ------------
                                                                 4,367
                                                          ------------

               VIRGINIA - 1.1%
     2,750     Charles City and County IDA
               Solid Waste Disposal Facility Revenue
               Bond, Waste Management, Inc.
               Project, 4.875%, 2/1/09                           2,501
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

$  4,000       WASHINGTON - 2.8%
               Washington State Convention & Trade
               Center COP (MBIA Insured),
               5.00%, 7/1/11                                 $   3,869
     1,500     Washington State Public Power Supply
               Systems Revenue Refunding Bond,
               Series A, Nuclear Project No.2,
               6.50%, 7/1/03                                     1,578
     1,000     Washington State Public Power Supply
               Systems Revenue Refunding Bond,
               Series B, Nuclear Project No.3,
               5.70%, 7/1/10                                     1,018
                                                          ------------
                                                                 6,465
                                                          ------------

               WISCONSIN - 1.0%
     2,200     Menomonee Falls BAN,
               4.10%, 12/1/99                                    2,199
                                                          ------------

               Total Municipal Investments
               (cost $222,840)                                 219,347
                                                          ------------

NUMBER
OF SHARES
(000S)
----------

 SHORT-TERM INVESTMENTS - 8.6%

    14,782     AIM Tax Free Cash Reserve Fund                   14,782
     4,859     Provident Municipal Fund                          4,859
                                                          ------------

               Total Short-Term Investments
               (cost $19,641)                                   19,641
                                                          ------------
               Total Investments - 105.1%
               (cost $242,481)                                 238,988

               Liabilities less Other Assets - (5.1)%         (11,530)
                                                          ------------

               NET ASSETS - 100.0%                            $227,458
                                                          ============



See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 97.3%

               CALIFORNIA - 89.9%
               ABAG Finance Authority For Nonprofit
               Corps. COP Channing House
    $  590       4.65%, 2/15/06                                $   564
       780       4.90%, 2/15/09                                    738
     2,000     Alameda County Water District
               Revenue Refunding Bond (MBIA Insured),            1,753
               4.75%, 6/1/20
     2,600     Anaheim PFA Revenue Bond Electric System
               District Facilities, 4.625%,                      2,600
               Mandatory Put 10/1/05
       250     Anaheim PFA Tax Allocation Revenue
               Bond, Series A (MBIA Insured),
               Redevelopment Project, 5.25%, 2/1/18                241
     1,000     Anaheim PFA Lease Revenue Bond,
               Series C (FSA Insured), Public Improvement
               Project, 6.00%, 9/1/09                            1,091
     1,000     California State Department of
               Transportation Refunding COP, Series A
               (MBIA Insured), 5.25%, 3/1/16                       974
       750     California State Department of Water
               Restoration Central Valley Project Water
               System Revenue Bond, Series O,
               4.75%, 12/1/16                                      678
     1,000     California State Educational Facilities
               Authority Revenue Bond, Series A,
               Pepperdine University, 5.00%, 11/1/29               882
               California State G.O. Bond
       150       6.60%, 2/1/10                                     170
     1,475       5.25%, 10/1/10                                  1,513
     2,000     California State Health Facilities Financing
               Authority Revenue Bond, Northern
               California Presbyterian, 5.125%, 7/1/18           1,788
               California State Health Facilities Financing
               Authority Revenue Bond, Sutter Health
     1,000       Series A (FSA Insured), 5.00%, 8/15/37            867
     1,000       Series A (MBIA Insured), 5.35%, 8/15/28           945
     3,545     California State Public Works Board
               Lease Revenue Bond, Series A, Trustee of
               California State University, 5.25%, 10/1/14       3,469
     1,000     California State Public Works Board
               Lease Revenue Refunding Bond, Series B
               (AMBAC Insured), Various Community
               College Projects, 5.625%, 3/1/16                    999


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CALIFORNIA - 89.9% (CONT'D.)
               California State Public Works Board Lease
               Revenue Refunding Bond, Series C,
               Department of Corrections
    $2,250       5.25%, 11/1/07                                 $2,331
     3,275       5.25%, 11/1/08                                  3,375
     1,000     California Statewide Communities
               Development Authority Multifamily
               Revenue Refunding Bond, Series E,
               Archstone/Oakridge Housing,
               5.30%, Mandatory Put 6/1/08                         986
     1,000     California Statewide Communities
               Development Authority Revenue Refunding
               Bond, Series A-2, Irvine Apartment
               Communities,
               4.90%, Mandatory Put 5/15/08                        953
       400     Dry Creek Joint Elementary School District
               G.O. Bond, Series A (FSA Insured),
               0.00%, 8/1/09                                       245
     2,000     East Bay Municipal Utility District Water
               System Revenue Bond, 5.25%, 6/1/16                1,959
       150     Escondido Unified High School District
               G.O. Bond (MBIA Insured),
               5.60%, 11/1/09                                      156
       515     Fillmore Unified School District
               G.O. Bond, Series A (FGIC Insured),
               0.00%, 7/1/10                                       298
       200     Folsom School Facilities Projects
               G.O. Bond, Series D (FGIC Insured),
               5.70%, 8/1/13                                       207
       295     Fontana Unified School District
               G.O. Bond, Series D (FGIC Insured),
               0.00%, 5/1/02                                       289
       375     Foothill/Eastern Transportation Corridor
               Agency Toll Road Senior Lien Revenue Bond,
               Series A, 0.00%, 1/1/05                             296
     1,160     Fremont Unified School District Alameda
               County G.O. Bond, Series A
               (FGIC Insured), 0.00%, 8/1/13                       550
     1,000     Galt Schools Joint Powers Authority
               Revenue Refunding Bond, Series A (MBIA
               Insured), High School and Elementary
               School Projects, 5.75%, 11/1/16                   1,022
       200     Imperial Irrigation District Refunding COP,
               Electrical System Project (MBIA Insured),
               5.20%, 11/1/09                                      206

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CALIFORNIA - 89.9% (CONT'D.)
    $  200     Lemoore Unified High School District G.O.
               Bond (AMBAC Insured), 6.00%, 1/1/12             $   216
     2,000     Los Angeles G.O. Refunding Bond,
               Series A (FGIC Insured), 5.25%, 9/1/13            2,012
       550     Los Angeles Convention and Exhibition
               Center Authority Lease Revenue Refunding
               Bond, Series A (MBIA Insured),
               6.125%, 8/15/11                                     604
     1,000     Los Angeles County Metropolitan
               Transportation Authority Sales TRB-Prop. C,
               Series B (AMBAC Insured), 4.75%, 7/1/18             886
     1,000     Los Angeles County Public Works Financing
               Authority Revenue Bond, Series A, Regional
               Park and Open Spaces District Project,
               5.50%, 10/1/10                                    1,041
        40     Los Angeles Harbor Department Revenue
               Bond, Escrowed to Maturity,
               7.60%, 10/1/18                                       49
       450     Los Angeles Unified School District G.O.
               Bond, Series A (FGIC Insured),
               6.00%, 7/1/15                                       479
               Metropolitan Water District Southern
               State Waterworks Revenue Bond
       300       Series C, 5.125%, 7/1/12                          300
     1,000       Series A, 5.00%, 7/1/26                           896
     1,500     Modesto COP, Water System
               Improvement Project (AMBAC Insured),
               Prerefunded, 6.25%, 10/1/01                       1,595
     1,930     Modesto Irrigation District Refunding COP,
               Series B, Capital Improvements Projects,
               5.30%, 7/1/22                                     1,788
     1,420     Modesto Revenue Refunding COP, Water
               Utility System Refining Project
               (FGIC Insured), 5.125%, 10/1/17                   1,347
       720     Monrovia Unified School District G.O.
               Bond, Series A (MBIA Insured),
               0.00%, 8/1/10                                       415
       250     M-S-R Public Power Agency Revenue
               Refunding Bond, Series G, San Juan Project
               (MBIA Insured), 5.25%, 7/1/11                       253

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CALIFORNIA - 89.9% (CONT'D.)
   $   200     Oakland G.O. Bond, Measure I
               (FGIC Insured), 5.60%, 12/15/14                 $   204
               Palomar Pomerado Health Systems
               Revenue Refunding Bond
               (MBIA Insured)
     1,250       5.375%, 11/1/10                                 1,283
     1,250       5.375%, 11/1/11                                 1,272
       250     Paramount Unified School District G.O.
               Bond, Series A (FSA Insured),
               5.125%, 9/1/19                                      234
     1,500     Poway Unified School District Special Tax
               Community Facilities District No. 1
               Refunding Bond (MBIA Insured),                    1,367
               4.875%, 10/1/17
       500     Redding Joint Powers Financing Authority
               Electrical Systems Revenue Bond, Series A
               (MBIA Insured), 5.25%, 6/1/15                       491
       300     Riverside Water Revenue Refunding Bond,
               5.00%, 10/1/18                                      274
       250     Riverside Sewer Revenue Refunding Bond
               (FGIC Insured), 5.00%, 8/1/11                       250
     1,250     Sacramento County COP Refunding Bond,
               Public Facilities Project
               (AMBAC Insured), 4.75%, 10/1/17                   1,105
     1,000     Sacramento Municipal Utility District
               Electric Revenue Refunding Bond,
               Series L (AMBAC Insured),
               5.20%, 7/1/16                                       969
     1,530     Salinas Sanitation Sewer Systems Revenue
               Bond (FGIC Insured), 5.00%, 8/1/20                1,397
     2,500     San Bernardino County COP
               Medical Center Financing Project, Series A
               (MBIA Insured), Prerefunded, 5.50%, 8/1/05        2,680
     1,000     San Diego County Regional Transportation
               Sales TRB, Series A (AMBAC Insured),
               6.00%, 4/1/06                                     1,084
       200     San Diego County Water Authority
               Revenue Refunding COP, Series A,
               5.00%, 5/1/16                                       188
       450     San Diego Public Facilities Financing
               Authority Sewer Revenue Bond
               Series B (FGIC Insured),
               5.375%, 5/15/17                                     443

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               97.3% (CONT'D.)

               CALIFORNIA - 89.9% (CONT'D.)
   $   200     San Diego Unified School District COP,
               Series A, Capital Projects,
               5.00%, 7/1/00                                      $202
     3,500     San Diego Unified School District G.O.
               Bond, Series A (FGIC Insured),
               0.00%, 7/1/05                                     2,700
     1,000     San Francisco Bay Area Rapid Transit
               District Sales Tax Revenue Refunding Bond,
               5.25%, 7/1/17                                       969
     2,150     San Jose Redevelopment Agency Tax
               Allocation Bond, Merged Area
               Redevelopment Project (AMBAC Insured),
               4.75%, 8/1/29                                     1,823
       500     Santa Clara County Financing Authority
               Lease Revenue Multiple Facilities Project
               Bond, Series A (AMBAC Insured),
               4.40%, 5/15/10                                      475
        35     Santa Rosa Wastewater Revenue Refunding
               Bond, Series A (FGIC Insured),
               5.25%, 9/1/16                                        34
       200     Santa Rosa Wastewater Revenue Refunding
               Bond, Series A (FGIC Insured), Subregional
               Project, 4.75%, 9/1/16                              181
               South San Francisco Capital Improvement
               Financing Authority Revenue Bond, Series A
               (ACA Insured), Redevelopment Projects
       485       3.85%, 9/1/02                                     478
     1,085       4.20%, 9/1/06                                   1,043
     1,370       4.25%, 9/1/07                                   1,305
     1,000     Southern California Public Power Authority
               Adelanto Power Project Revenue Bond-
               Linked Floater (AMBAC Insured),
               5.15%, 7/1/15                                       967
     1,270     Washington Township California Health
               Care District Revenue Bond, 5.00%, 7/1/12         1,192
                                                          ------------
                                                                68,636
                                                          ------------

               PUERTO RICO - 7.4%
     1,450     Puerto Rico Commonwealth G.O. Public
               Improvement Bond,
               5.25%, 7/1/10                                     1,464


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               PUERTO RICO - 7.4% (CONT'D.)
    $3,000     Puerto Rico Commonwealth G.O.
               Refunding Bond, Public Improvement,
               0.00%, 7/1/04                                   $ 2,413
     1,000     Puerto Rico Commonwealth Highway and
               Transportation Authority Revenue Bond,
               Series A (AMBAC Insured),
               5.00%, 7/1/28                                       894
     1,000     Puerto Rico Commonwealth Infrastructure
               Financing Authority Special TRB, Series A
               (AMBAC Insured), 5.00%, 7/1/21                      910
                                                          ------------
                                                                 5,681
                                                          ------------

               Total Municipal Investments
               (cost $76,965)                                   74,317
                                                          ------------

NUMBER
OF SHARES
(000S)
--------------

               OTHER - 1.4%

         2     Federated California Municipal Cash
               Trust Money Market Fund                               2
     1,080     Provident Institutional California
               Money Fund                                        1,080
                                                          ------------
               Total Other
               (cost $1,082)                                     1,082
                                                          ------------

               Total Investments - 98.7%
               (cost $78,047)                                   75,399

               Other Assets less Liabilities - 1.3%              1,018
                                                          ------------

               NET ASSETS - 100.0%                             $76,417
                                                          ============


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

INTERNATIONAL FIXED INCOME FUND


PRINCIPAL
AMOUNT/LOCAL CURRENCY                                            VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               DEBT OBLIGATIONS - 94.4%

               AUSTRALIAN DOLLAR - 2.2%
       490     Commonwealth of Australia,
               10.00%, 10/15/02                               $    358
                                                          ------------

               BRITISH POUND STERLING - 15.6%
       350     BAA PLC, 7.875%, 2/10/07                            602
       375     Lloyds Bank PLC,
               7.375%, 3/11/04                                     619
               Treasury of Great Britain
       325     7.50%, 12/7/06                                      579
       300     8.00%, 6/7/21                                       689
                                                          ------------
                                                                 2,489
                                                          ------------

               CANADIAN DOLLAR - 4.0%
       500     Government of Canada,
               7.50%, 12/1/03                                      363
       375     Province of Ontario,
               7.25%, 9/27/05                                      270
                                                          ------------
                                                                   633
                                                          ------------

               DANISH KRONE - 4.0%
     3,850     Kingdom of Denmark,
               8.00%, 3/15/06                                      630
                                                          ------------

               EURO - 44.2%
       450     Electric de France, 3.75%, 10/28/03                 465
               Federal Republic of Germany
       562     7.50%, 11/11/04                                     674
       350     4.00%, 7/4/09                                       342
       601     6.25%, 1/4/24                                       671
               Government of France,
       343     5.50%, 4/25/07                                      377
       600     4.00%, 10/25/09                                     579
               Government of Spain
       400     3.00%, 1/31/03                                      404
       391     10.00%, 2/28/05                                     516
       203     Kingdom of Belgium, 7.50%, 7/29/08                  247
       330     Republic of Austria,
               8.00%, 1/30/02                                      195
       380     Republic of Finland, 5.50%, 2/9/01                  212
     1,291     Republic of Italy, 8.50%, 4/1/04                  1,586
               Treasury of the Netherlands
       227     8.50%, 3/15/01                                      258
       454     5.75%, 2/15/07                                      503
                                                          ------------
                                                                 7,029
                                                          ------------


PRINCIPAL
AMOUNT/LOCAL CURRENCY                                            VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               JAPANESE YEN - 16.6%
    55,000     Asian Development Bank,
               5.00%, 2/5/03                                      $593
    15,000     European Investment Bank,
               5.875%, 11/26/99                                    142
   100,000     FNMA, 2.00%, 12/20/99                               943
    80,000     International Bank for
               Reconstruction and Development,
               4.50%, 3/20/03                                      854
    10,000     Japanese Development Bank,
               6.50%, 9/20/01                                      106
                                                          ------------
                                                                 2,638
                                                          ------------

               SWEDISH KRONA - 1.3%
     1,500     Kingdom of Sweden, 10.25%, 5/5/03                   212
                                                          ------------

               UNITED STATES DOLLAR - 6.5%
       950     U.S. Treasury Bond,
               7.125%, 2/15/23                                   1,031
                                                          ------------

               Total Debt Obligations
               (cost $15,084)                                   15,020
                                                          ------------

               SHORT-TERM INVESTMENT - 2.5%

               UNITED STATES DOLLAR
               (cost $398)
       398     Banco Popular, Puerto Rico,
               5.688%, 10/1/99                                     398
                                                          ------------

               Total Investments - 96.9%
               (cost $15,482)                                   15,418

               Other Assets less Liabilities - 3.1%                489
                                                          ------------

               NET ASSETS - 100.0%                             $15,907
                                                          ============


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 95.5%

               ALASKA - 1.6%
      $300     Alaska Industrial Development and
               Export Authority Power Revenue
               Bonds (AMT), Upper Lynn Canal
               Regional Power, 5.875%, 1/1/32                  $   268
                                                          ------------

               ARIZONA - 6.3%
       350     Apache County IDA PCR Bonds,
               Series B, Tucson Electric Power Co.
               Project, 5.875%, 3/1/33                             319
       300     Gilbert IDA Non-Profit Revenue Bonds,
               Series A, Southwest Student Services,
               5.85%, 2/1/19                                       281
       500     Peoria Arizona IDA Revenue Refunding
               Bonds, Series A, Sierra Winds Life
               Care Community Project,
               6.25%, 8/15/20                                      471
                                                          ------------
                                                                 1,071
                                                          ------------

               ARKANSAS - 3.4%
       500     Little Rock Arkansas Hotel & Restaurant
               Gross Receipts Tax Revenue Refunding
               Bonds, 7.375%, 8/1/15                               583
                                                          ------------

               CALIFORNIA - 5.8%
       500     Sacramento City Finance Authority
               Revenue Bonds, Series A, Convention
               Center Hotel Project, 6.25%, 1/1/30                 484
       500     San Diego County COP Bonds,
               The Burnham Institute, 5.70%, 9/1/11                503
                                                          ------------
                                                                   987
                                                          ------------

               COLORADO - 1.6%
       250     Denver City & County Airport Revenue
               Bonds, Series A, Prerefunded,
               7.25%, 11/15/02                                     276
                                                          ------------
               CONNECTICUT - 2.7%
       500     Connecticut State Development
               Authority PCR Refunding Bonds, Series A,
               Connecticut Light & Power Co.,
               5.85%, 9/1/28                                       466
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               DISTRICT OF COLUMBIA - 2.2%
      $400     District of Columbia Revenue Bonds,
               Methodist Home of the District of
               Columbia Issue, 6.00%, 1/1/20                      $375
                                                          ------------

               FLORIDA - 1.4%
       250     Lee County Florida IDA Health Care
               Facilities Revenue Bonds, Series A, Shell
               Point Village Project, 5.75%, 11/15/15              238
                                                          ------------

               GEORGIA - 2.8%
       500     Bibb County Development Authority
               Multifamily Revenue Bonds, Series A,
               Emerald Coast Housing II, Inc.,
               7.25%, 11/1/28                                      471
                                                          ------------

               IDAHO - 2.9%
       500     Power County Idaho Industrial
               Development Corp. Solid Waste Disposal
               Revenue Bonds (AMT), FMC Corp.
               Project, 6.45%, 8/1/32                              501
                                                          ------------

               ILLINOIS - 2.7%
       500     Chicago O'Hare International Airport
               Special Facility Revenue Bonds, Series A,
               United Air Lines, Inc. Project,
               5.35%, 9/1/16                                       460
                                                          ------------

               INDIANA - 2.7%
       500     South Bend Indiana Economic
               Development Revenue Bonds,
               Series A, Southfield Village, Inc.,
               6.25%, 11/15/29                                     467
                                                          ------------

               LOUISIANA - 4.3%
       250     St. Charles Parish PCR Refunding Bonds,
               Union Carbide Corp. Project,
               5.10%, 1/1/12                                       234
       500     West Feliciana Parish PCR Refunding
               Bonds, Series A, Entergy Gulf States, Inc.
               Project, 5.65%, 9/1/28                              500
                                                          ------------
                                                                   734
                                                          ------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MASSACHUSETTS - 2.1%
      $400     Massachusetts State Health &
               Educational Facilities Authority Revenue
               Bonds, Series A, Caritas Christi Obligated
               Group, 5.625%, 7/1/20                              $365
                                                          ------------

               MISSISIPPI - 2.7%
       500     Mississippi Business Finance Corp. PCR
               Refunding Bonds, Systems Energy
               Resources, Inc. Project,
               5.90%, 5/1/22                                       465
                                                          ------------

               MISSOURI - 2.8%
       500     Howard Bend Levee District Special Tax
               Bonds, 5.85%, 3/1/19                                472
                                                          ------------

               NEVADA - 1.4%
       260     Clark County PCR Refunding Bonds,
               Series D, Nevada Power Co. Project,
               5.45%, 10/1/23                                      234
                                                          ------------

               NEW JERSEY - 5.8%
       500     New Jersey Economic Development
               Authority Revenue Bonds, Series A,
               Leisure Park Project (Gtd. by Host
               Marriott Corp.), 5.875%, 12/1/27                    463
       500     New Jersey Economic Development
               Authority Special Facilities Revenue
               Bonds (AMT), Continental Airlines, Inc.
               Project, 6.625%, 9/15/12                            528
                                                          ------------
                                                                   991
                                                          ------------

               NEW MEXICO - 2.9%
       500     New Mexico Educational Assistance
               Foundation Student Loan Revenue
               Bonds, Second Subordinate,
               Series II-C (AMT), 6.00%, 12/1/08                   492
                                                          ------------

               NEW YORK - 3.4%
       400     New York G.O. Bonds, Series H,
               5.25%, 3/15/18                                      372
       200     New York State Urban Development
               Corp. VRDN, P-Floats PT-210,
               3.08%, 10/7/99                                      200
                                                          ------------
                                                                   572
                                                          ------------
PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               NORTH CAROLINA - 3.0%
      $500     North Carolina Eastern Municipal Power
               Agency Power System Revenue Refunding
               Bonds, Series B, 6.125%, 1/1/09                    $508
                                                          ------------

               OHIO - 2.8%
       500     Ohio State Water Development Authority
               Solid Waste Disposal Revenue Bonds, Series A
               (AMT), Bay Shore Power Co. Project,
               5.875%, 9/1/20                                      472
                                                          ------------

               OKLAHOMA - 2.1%
       400     Oklahoma Development Finance Authority
               Revenue Refunding Bonds, Series A,
               Hillcrest Healthcare Systems,
               5.625%, 8/15/29                                     356
                                                          ------------

               OREGON - 2.8%
       500     Klamath Falls Oregon Electric Revenue
               Refunding Bonds, Senior Lien, Klamath
               Cogeneration Project, 5.875%, 1/1/16                478
                                                          ------------

               PENNSYLVANIA - 14.2%
       100     Beaver County IDA PCR Refunding
               Bonds, Series A, Cleveland Electric
               Illuminating Co., 7.75%, 7/15/25                    111
       500     Bucks County IDA First Mortgage
               Health Care Facility Revenue
               Bond, Chandler Hall Health Services
               Project, 6.30%, 5/1/29                              466
       270     Delaware County Authority College
               Revenue Bonds, Series B, Eastern College,
               5.50%, 10/1/24                                      245
       500     Montgomery County Higher Education
               & Health Authority Revenue Bonds,
               Temple Continuing Care Center,
               6.625%, 7/1/19                                      482
       400     Pennsylvania Economic Development
               Finance Authority Exempt Facility
               Revenue Bonds, Series A (AMT), National
               Gypsum Co., Shippingport Project,
               6.25%, 11/1/27                                      386
       400     Philadelphia Hospitals and Higher
               Education Facilities Revenue Bonds,
               Chestnut Hill College, 6.00%, 10/1/29               374

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               95.5% (CONT'D.)

               PENNSYLVANIA - 14.2% (CONT'D.)
      $400     Philadelphia Hospitals and Higher
               Education Facilities Revenue Bonds,
               Series A, Temple University Children's
               Medical Center, 5.625%, 6/15/19                    $361
                                                          ------------
                                                                 2,425
                                                          ------------

               TEXAS - 3.6%
       150     Houston Airport Systems Revenue Bonds,
               Series B (AMT), Special Facilities,
               Continental Airlines, Inc.,
               6.125%, 7/15/27                                     143
       500     Matagorda County Navigation District
               No. 1 Revenue Refunding
               Bonds, Series B (AMT), Reliant Energy, Inc.
               Project, 5.95%, 5/1/30                              471
                                                          ------------
                                                                   614
                                                          ------------

               VERMONT - 2.8%
       500     Vermont Educational & Health Buildings
               Financing Agency Healthcare Facility
               Revenue Bonds, Copley Manor Project,
               6.15%, 4/1/19                                       470
                                                          ------------

               WISCONSIN - 2.7%
       500     Wisconsin State Health & Educational
               Facilities Authority Revenue Bonds,
               Kenosha Hospital & Medical
               Center Project, 5.625%, 5/15/29                     449
                                                          ------------


               Total Municipal Investments
               (cost $17,048)                                   16,260
                                                          ------------


NUMBER
OF SHARES
(000S)
----------

               SHORT-TERM INVESTMENT - 2.9%
               (cost $493)

       493     Federated Tax Free Trust Money Market
               Fund No. 15                                        $493
                                                          ------------

               Total Investments - 98.4%
               (cost  $17,541)                                  16,753

               Other Assets less Liabilities - 1.6%                270
                                                          ------------

               NET ASSETS - 100.0%                             $17,023
                                                          ============


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CORPORATE BONDS - 91.8%

               AEROSPACE - 2.5%
    $1,500     Dunlop Standard Aerospace Holdings PLC
               Senior Notes, 11.875%, 5/15/09<F1>               $1,507
     1,000     Sequa Corp. Senior Notes,
               9.00%, 8/1/09                                       980
                                                          ------------
                                                                 2,487
                                                          ------------

               AIRLINES - 2.0%
     2,000     Aircraft Finance Trust
               Subordinated Bond, Series 1999 - 1A,
               Class D, 11.00%, 5/15/24<F1>                      2,000
                                                          ------------

               AUTO PARTS & EQUIPMENT - 2.9%
     1,000     American Axle & Manufacturing, Inc.,
               Senior Subordianted Notes,
               9.75%, 3/1/09                                       987
     2,000     JL French Automotive Castings, Inc.
               Senior Subordinated Notes,
               11.50%, 6/1/09<F1>                                1,975
                                                          ------------
                                                                 2,962
                                                          ------------

               CHEMICALS - 4.4%
     1,500     Huntsman ICI Chemicals, LLC
               Senior Subordinated Notes,
               10.125%, 7/1/09<F1>                               1,470
     3,000     ZSC Specialty Chemical PLC
               Senior Notes, 11.00%, 7/1/09<F1>                  3,011
                                                          ------------
                                                                 4,481
                                                          ------------

               COMMERCIAL SERVICES - 6.2%
     2,500     Avis Rent A Car, Inc.
               Senior Subordinated Notes,
               11.00%, 5/1/09<F1>                                2,563
     1,000     Building One Services Corp.
               Senior Subordinated Notes,
               10.50%, 5/1/09                                      922
     1,500     NationsRent, Inc.
               Senior Subordinated Notes,
               10.375%, 12/15/08                                 1,481
     2,000     Protection One, Inc.
               Senior Subordinated Notes,
               8.625%, 1/15/09<F1>                               1,340
                                                          ------------
                                                                 6,306
                                                          ------------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               COMPUTERS - 2.0%
    $2,000     S C G Holding Corp.
               Senior Subordinated Notes,
               12.00%, 8/1/09<F1>                              $ 2,053
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 3.2%
     2,000     Advanta Corp. Medium Term FRN,
               5.818%, 7/23/01                                   1,830
     1,500     Willis Corroon Corp.
               Senior Subordinated Notes,
               9.00%, 2/1/09<F1>                                 1,372
                                                          ------------
                                                                 3,202
                                                          ------------

               ELECTRIC 2.0%
     2,000     AES Corp. Senior Notes,
               9.50%, 6/1/09                                     1,997
                                                          ------------

               ELECTRONICS 1.9%
     2,000     Knowles Electronics, Inc.
               Senior Subordinated Notes,
               13.125%, 10/15/09<F1>                             1,959
                                                          ------------

               ENVIRONMENTAL CONTROL - 1.8%
     2,000     Allied Waste N.A., Inc.
               Senior Subordinated Notes,
               10.00%, 8/1/09<F1>                                1,830
                                                          ------------

               FOOD & BEVERAGE - 3.3%
     1,500     Luigino's, Inc. Senior Subordinated
               Notes, 10.00%, 2/1/06<F1>                         1,402
     2,000     Triarc Consumer Products Group LLC
               Senior Subordinated Notes,
               10.25%, 2/15/09<F1>                               1,940
                                                          ------------
                                                                 3,342
                                                          ------------

               GAMING - 3.8%
     1,000     Argosy Gaming Co.
               Senior Subordinated Notes,
               10.75%, 6/1/09<F1>                                1,031
     1,000     Hollywood Casino Shreveport,
               13.00%, 8/1/06<F1>                                1,030
     1,000     Mohegan Tribal Gaming Authority
               Senior Subordinated Notes,
               8.75%, 1/1/09<F1>                                   981
     1,000     Venetian Casino Resort LLC Notes,
               12.25%, 11/15/04                                    800
                                                          ------------
                                                                 3,842
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CORPORATE BONDS - 91.8% (CONT'D.)

               HEALTH CARE - 4.4%
    $2,500     Dynacare, Inc. Senior Notes,
               10.75%, 1/15/06                                  $2,475
     2,000     Triad Hospitals Holdings, Inc.
               Senior Subordinated Notes,
               11.00%, 5/15/09<F1>                               1,980
                                                          ------------
                                                                 4,455
                                                          ------------
               HOME BUILDERS - 1.4%
     1,500     Webb (Del E.) Corp.
               Senior Subordinated Debentures,
               10.25%, 2/15/10                                   1,380
                                                          ------------

               INTERNET - 1.5%
     1,500     PSINet, Inc. Senior Notes,
               11.00%, 8/1/09<F1>                                1,481
                                                          ------------

               IRON/STEEL - 1.9%
     2,000     Republic Technologies International Corp.
               Senior Subordinated Notes,
               13.75%, 7/15/09<F1>                               1,900
                                                          ------------

               MISCELLANEOUS MANUFACTURING - 4.3%
     1,500     Axia, Inc., Senior Subordinated Notes,
               10.75%, 7/15/08                                   1,403
     1,500     Gentek, Inc.
               Senior Subordinated Notes,
               11.00%, 8/1/09<F1>                                1,530
     1,500     Terex Corp., Senior Subordinated Notes,
               Series D, 8.875%, 4/1/08                          1,425
                                                          ------------
                                                                 4,358
                                                          ------------

               MEDIA, CABLE & RADIO - 6.4%
     1,500     AMFM, Inc. Senior Subordinated Notes,
               9.00%, 10/1/08                                    1,519
     1,500     American Media Operations, Inc.
               Senior Subordinated Notes,
               10.25%, 5/1/09                                    1,450
     1,000     Cadmus Communications Corp.
               Senior Subordinated Notes,
               9.75%, 6/1/09                                       996
     2,000     Charter Communications Holdings LLC
               Senior Notes,
               8.625%, 4/1/09<F1>                                1,890


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MEDIA, CABLE & RADIO - 6.4% (CONT'D.)
    $1,250     Spectrasite Holdings, Inc.
               Senior Discount Notes,
               11.25%, 4/15/09<F1><F2>                         $   638
                                                          ------------
                                                                 6,493
                                                          ------------

               OIL & GAS PRODUCERS AND SERVICES - 4.1%
     1,500     Comstock Resources, Inc.
               Senior Notes, 11.25%, 5/1/07<F1>                  1,541
     1,000     Key Energy Services, Inc.
               Senior Subordinated Notes,
               14.00%, 1/15/09                                   1,065
     1,500     Plains Resources, Inc.
               Senior Subordinated Notes,
               10.25%, 3/15/06<F1>                               1,515
                                                          ------------
                                                                 4,121
                                                          ------------

               PACKAGING - 1.5%
     1,500     Consolidated Container Co., LLC
               Senior Subordinated Notes,
               10.125%, 7/15/09<F1>                              1,508
                                                          ------------

               PHARMACEUTICALS - 3.0%
     1,500     Express Scripts, Inc.
               Senior Notes, 9.625%, 6/15/09                     1,523
     1,500     King Pharmaceutical, Inc.
               Senior Subordinated Notes,
               10.75%, 2/15/09<F1>                               1,545
                                                          ------------
                                                                 3,068
                                                          ------------

               REAL ESTATE INVESTMENT TRUSTS - 4.3%
     2,000     Crescent Real Estate Equities L.P. Notes,
               7.00%, 9/15/02                                    1,883
     2,550     Meditrust Co. Notes,
               7.375%, 7/15/00                                   2,497
                                                          ------------
                                                                 4,380
                                                          ------------

               REMEDIATION SERVICES - 1.4%
     1,500     IT Group, Inc.
               Senior Subordinated Notes,
               11.25%, 4/1/09<F1>                                1,418
                                                          ------------

               STRUCTURED TRADE RECEIVABLE NOTE - 1.9%
     2,000     Bunge Trade Ltd. Note,
               9.25%, 5/1/02<F1>                                 1,936
                                                          ------------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               TELECOMMUNICATIONS - 16.8%
    $1,500     Allegiance Telecom, Inc.
               Senior Notes,
               12.875%, 5/15/08                              $   1,620
     2,225     Focal Communications Corp.
               Senior Discount Notes, Series 1998 B,
               12.125%, 2/15/08<F2>                              1,279
     2,000     Global Crossing Holding Ltd.
               Senior Notes, 9.625%, 5/15/08                     2,060
     1,500     Hyperion Telecommunications, Inc.
               Senior Notes, Series 1997 B,
               12.25%, 9/1/04                                    1,575
     2,500     Level 3 Communications, Inc.
               Senior Notes, 9.125%, 5/1/08                      2,259
     1,500     NEXTLINK Communications, Inc.
               Senior Notes, 10.75%, 6/1/09                      1,504
     2,000     Rhythms NetConnections
               Senior Notes,
               12.75%, 4/15/09<F1>                               1,800
     1,500     United Pan-Europe Communications N.V.
               Senior Notes, 10.875%, 8/1/09<F1>                 1,515
     1,000     Versatel Telecom International N.V.
               Senior Notes, 11.875%, 7/15/09                      946
     1,500     Worldwide Fiber, Inc.
               Senior Notes, 12.00%, 8/1/09<F1>                  1,470
     2,500     21st Century Telecom Group, Inc.
               Senior Discount Notes,
               2.25%, 2/15/08<F2>                                1,050
                                                          ------------
                                                                17,078
                                                          ------------

               TEXTILES - 1.0%
     1,500     Pillowtex Corp.
               Senior Subordinated Notes,
               10.00%, 11/15/06                                  1,028
                                                          ------------

               TRANSPORTATION - 1.9%
     1,000     RailWorks Corp.
               Senior Subordinated Notes,
               11.50%, 4/15/09<F1>                                 979
     1,000     RailWorks Corp.
               Senior Subordinated Notes,
               11.50%, 4/15/09                                     979
                                                          ------------
                                                                 1,958
                                                          ------------

               Total Corporate Bonds
               (cost $95,584)                                $  93,023
                                                          ------------


NUMBER OF
SHARES                                                           VALUE
(000S)                                                          (000S)
-----------------------------------------------------------------------

               WARRANTS - 0.0%
               (cost $0)

         1     Key Energy Services Inc., Exp. 1/15/09               20
                                                          ------------

PRINCIPAL
AMOUNT
(000S)
-----------


               SHORT-TERM INVESTMENT - 7.6%
               (cost $7,716)

    $7,716     Banco Popular, Puerto Rico,
               Eurodollar Time Deposits,
               5.688%, 10/1/99                                   7,716
                                                          ------------

               Total Investments - 99.4%
               (cost $103,300)                                 100,759

               Other Assets less Liabilities - 0.6%                567
                                                          ------------

               NET ASSETS - 100.0%                            $101,326
                                                          ============


<F1>  These private placement securities may require registration under the
      Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1999, the value of these securities amounted to approximately $52,110,000 or 51.4% of net assets.
<F2>  Deferred interest rate notes. Currently zero coupon under the terms of agreement.

See Notes to the Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1999 (UNAUDITED)

EQUITY FUNDS


                                                                                  SMALL               INT'L.    INT'L.
                                INCOME    STOCK     GROWTH    SELECT   MID CAP     CAP      SMALL     GROWTH    SELECT    TECH-
AMOUNTS IN THOUSANDS,           EQUITY    INDEX     EQUITY    EQUITY    GROWTH    INDEX      CAP      EQUITY    EQUITY    NOLOGY
EXCEPT PER SHARE DATA            FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND
-----------------------------  -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
ASSETS:
  Investments, at value
     (cost $212,475, $291,098,
     $763,291, $195,489,
     $210,848, $137,852,
     $259,511, $433,873,
     $142,816, and
     $632,017 respectively)  $227,853  $463,330 $1,079,382 $249,046  $241,275 $136,498   $290,015  $478,894  $161,224  $938,861
  Cash and foreign
     currencies                    33         -         1         -         1        3          -         3        54         1
  Receivable for
     securities sold            3,604         -         -         -     6,623    1,589      1,715    10,960     2,011     8,525
  Income receivable               955       691     1,076        94        14      172        181     1,004       240       119
  Receivable for foreign
     tax withheld                   -         -         -         -         -        -          -       645       164         -
  Receivable from Adviser           -         8         -        --        14       17          -         6         -        18
  Prepaid and other assets         31        35        64        14        14       10         20        18         8        43
------------------------------------------------------------------------------------------------------------------------------------
       Total Assets           232,476   464,064 1,080,523   249,154   247,941  138,289    291,931   491,530   163,701   947,567
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Line of Credit                    -         -         -         -         -    1,200          -         -         -         -
  Payable for securities
     purchased                      -     3,938         -         -     1,886        -          -     4,872     2,907    16,998
  Accrued investment
     advisory fees                 22        20       100        23        23        7         27        52        17       102
  Accrued custody and
     accounting fees                8         5         3         9         2       26          4        33         9         9
  Accrued transfer agent fees       3         5        12         3         3        1          3         5         2        10
  Accrued registration fees
     and other liabilities         20        74       123        14        24       12         50        23        20        36
------------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities           53     4,042       238        49     1,938    1,246         84     4,985     2,955    17,155
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets                 $232,423  $460,022 $1,080,285 $249,105  $246,003 $137,043   $291,847  $486,545  $160,746  $930,412
====================================================================================================================================

ANALYSIS OF NET ASSETS:
  Capital stock              $210,950  $285,825  $727,021  $180,698  $220,642  $138,029  $248,870  $415,473  $115,577  $595,836
  Undistributed
     (distributions in
     excess of) net
     investment income (loss)     (8)        84      (64)     (275)     (333)      101      1,503       904     1,676   (2,432)
  Undistributed net
     realized gains (losses)
     on investments, futures
     and foreign currency
     transactions               6,103     2,404    37,237    15,125   (4,733)      267     11,411    25,144    25,087    30,164
  Net unrealized appreciation
     (depreciation) on
     investments and futures
     contracts                 15,378   171,709   316,091    53,557    30,427  (1,354)     30,063    45,021    18,408   306,844
  Net unrealized gains
     (losses) on translation
     of assets and
     liabilities denominated
     in foreign currencies          -         -         -         -         -        -          -         3       (2)         -
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets                 $232,423  $460,022 $1,080,285 $249,105  $246,003 $137,043   $291,847  $486,545  $160,746  $930,412
====================================================================================================================================

SHARES OUTSTANDING ($.0001
  PAR VALUE, UNLIMITED
  AUTHORIZATION)               18,442    26,586    52,629    10,450    19,170   13,975     20,751    36,869    10,786    27,895

NET ASSET VALUE, REDEMPTION
  AND OFFERING PRICE
  PER SHARE                    $12.60    $17.30    $20.53    $23.84    $12.83    $9.81     $14.06    $13.20    $14.90    $33.35
------------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

EQUITY FUNDS


                                                                                  SMALL               INT'L.    INT'L.
                                INCOME    STOCK     GROWTH    SELECT   MID CAP     CAP      SMALL     GROWTH    SELECT    TECH-
                                EQUITY    INDEX     EQUITY    EQUITY    GROWTH    INDEX      CAP      EQUITY    EQUITY    NOLOGY
AMOUNTS IN THOUSANDS             FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND
-----------------------------  -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
INVESTMENT INCOME:
  Interest income                $597      $155      $720      $150      $296       $-       $335      $437      $148      $284
  Dividend income               1,543     1,544     3,212       726       165      168      1,867     3,499     1,894       337
------------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income    2,140     1,699     3,932       876       461      168      2,202  3,936<F1> 2,042<F2>  621<F3>
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment advisory fees        691       696     3,652     1,382       794       65      1,793     1,691       842     3,050
  Administration fees             104       174       548       173       119       15        224       212       105       381
  Transfer agent fees              69       116       365       115        79       10        150       141        71       254
  Custody and accounting fees      34        81        89        45        30       28         53       163        97        72
  Registration fees                15        30        51        20        33        6         11        25         8        64
  Professional fees                 8         9        12         9         8        5          9         9         8        10
  Trustees' fees and expenses       2         3         5         2         2        -          3         3         2         4
  Other                             3         3        12         4         2        1          7         5         -        10
------------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                  926     1,112     4,734     1,750     1,067      130      2,250     2,249     1,133     3,845
     Less voluntary waivers of:
       Investment advisory fees (103)     (232)     (548)     (403)     (119)     (12)      (523)     (282)     (138)     (508)
       Administration fees       (74)     (129)     (384)     (118)      (87)      (1)      (151)     (154)      (73)     (265)
     Less reimbursement of
       expenses by Adviser       (57)     (113)     (151)      (78)      (67)     (50)       (81)      (51)      (43)      (19)
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                 692       638     3,651     1,151       794       67      1,495     1,762       879     3,053
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)    1,448     1,061       281     (275)     (333)      101        707     2,174     1,163   (2,432)
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
  Net realized gains
     (losses) on:
     Investments                5,590       921    38,094    13,769     (420)      267    (1,672)    25,983    10,189    30,553
     Written options                -         -         -         -         -        -          -         -         -       198
     Futures contracts              -       221   (1,070)         -         -        -      (249)         -         -         -
     Foreign currency
       transactions                 -         -         -         -         -        -          -      (70)      (35)         -
  Net change in unrealized
     appreciation
     (depreciation) on
     investments, options
     and futures contracts   (10,052)  (17,828)  (66,112)   (9,030)    15,265  (3,142)     37,514     2,441     7,898    50,237
  Net change in unrealized
     gains (losses) on
     translation of assets
     and liabilities
     denominated in foreign
     currencies                     -         -         -         -         -        -          -         6         4         -
------------------------------------------------------------------------------------------------------------------------------------
     Net Gains (Losses)
       on Investments         (4,462)  (16,686)  (29,088)     4,739    14,845  (2,875)     35,593    28,360    18,056    80,988
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS            $(3,014) $(15,625) $(28,807)    $4,464   $14,512 $(2,774)    $36,300   $30,534   $19,219   $78,556
====================================================================================================================================


<F1>  Net of $350 in non-reclaimable foreign withholding taxes.
<F2>  Net of $131 in non-reclaimable foreign withholding taxes.
<F3>  Net of $4 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

EQUITY FUNDS


                                         INCOME EQUITY         STOCK INDEX            GROWTH EQUITY        SELECT EQUITY
                                             FUND                  FUND                   FUND                  FUND
                                     --------------------  --------------------   --------------------- --------------------
                                     SIX MONTHS             SIX MONTHS             SIX MONTHS            SIX MONTHS
                                        ENDED      YEAR       ENDED       YEAR       ENDED       YEAR      ENDED       YEAR
                                      SEPT. 30,    ENDED    SEPT. 30,    ENDED     SEPT. 30,    ENDED    SEPT. 30,    ENDED
                                        1999     MAR. 31,      1999     MAR. 31,      1999     MAR. 31,     1999     MAR. 31,
AMOUNTS IN THOUSANDS                 (UNAUDITED)   1999    (UNAUDITED)    1999    (UNAUDITED)    1999   (UNAUDITED)    1999
-----------------------------        --------------------  --------------------   --------------------- --------------------

OPERATIONS:
  Net investment income (loss)          $1,448     $4,077     $1,061      $1,344       $281       $432     $(275)      $(218)
  Net realized gains (losses) on
     investments, options, futures
     contracts and foreign currency
     transactions                        5,590      1,489      1,142       1,369     37,024     50,510     13,769       1,356
  Net change in unrealized
     appreciation (depreciation) on
     investments, options, futures
     contracts and forward foreign
     currency contracts               (10,052)    (4,690)   (17,828)      19,161   (66,112)     72,564    (9,030)      38,865
  Net change in unrealized gains
     (losses) on translation of
     assets and liabilities
     denominated in foreign currencies       -          -          -           -          -          -          -           -
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in
       Net Assets Resulting
       from Operations                 (3,014)        876   (15,625)      21,874   (28,807)    123,506      4,464      40,003
------------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                            9,708     25,431     59,891     105,375     73,692    117,092     71,331      70,108
  Shares issued upon conversion        123,163          -    271,446           -    458,132          -          -           -
  Shares from reinvestment of
     dividends                             210      5,955        289       1,692     29,945     29,629          -       6,988
  Shares redeemed                     (14,600)   (21,346)   (24,057)    (51,049)   (60,452)   (76,378)   (25,220)    (36,318)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)
       in Net Assets
       Resulting from Capital Share
       Transactions                    118,481     10,040    307,569      56,018    501,317     70,343     46,111      40,778
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income           (1,458)    (4,229)      (984)     (1,359)      (345)      (524)          -        (93)
  From net realized gains                    -    (5,832)          -     (1,378)   (32,828)   (32,048)          -     (8,694)
  In excess of net investment income         -        (3)          -           -          -      (111)          -           -
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid          (1,458)   (10,064)      (984)     (2,737)   (33,173)   (32,683)          -     (8,787)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                           114,009        852    290,960      75,155    439,337    161,166     50,575      71,994
NET ASSETS:
  Beginning of period                  118,414    117,562    169,062      93,907    640,948    479,782    198,530     126,536
------------------------------------------------------------------------------------------------------------------------------------
  End of period                       $232,423   $118,414   $460,022    $169,062 $1,080,285   $640,948   $249,105    $198,530
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                           $(8)         $2        $84          $7      $(64)        $ -     $(275)         $ -
====================================================================================================================================


<F1> Commenced investment operations after the close of business on March 31,
     1998.
<F2> Commenced investment operations after the close of business on September
     3, 1999.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


                                           MID CAP          SMALL CAP
                                           GROWTH             INDEX           SMALL CAP
                                            FUND               FUND             FUND
                                     -------------------   ------------  -------------------
                                     SIX MONTHS             SIX MONTHS   SIX MONTHS
                                        ENDED      YEAR       ENDED        ENDED      YEAR
                                      SEPT. 30,    ENDED    SEPT. 30,    SEPT. 30,    ENDED
                                        1999     MAR. 31,    1999<F2>       1999    MAR. 31,
                                     (UNAUDITED) 1999<F1>  (UNAUDITED)  (UNAUDITED)   1999
-----------------------------        -------------------   ------------  -------------------

OPERATIONS:
  Net investment income (loss)          $(333)     $(157)       $101        $707       $799
  Net realized gains (losses) on
     investments, options, futures
     contracts and foreign currency
     transactions                        (420)    (4,313)        267     (1,921)     16,817
  Net change in unrealized
     appreciation (depreciation) on
     investments, options, futures
     contracts and forward foreign
     currency contracts                 15,265     15,162    (3,142)      37,514  (103,773)
  Net change in unrealized gains
     (losses) on translation of
     assets and liabilities
     denominated in foreign currencies       -          -          -           -          -
----------------------------------------------------------------------------------------------
     Net Increase (Decrease) in
       Net Assets Resulting
       from Operations                  14,512     10,692    (2,774)      36,300   (86,157)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                          158,320     69,910         11      41,222    102,033
  Shares issued upon conversion              -          -    142,973           -          -
  Shares from reinvestment of
     dividends                               -          -          -           -     10,643
  Shares redeemed                      (4,207)    (3,224)    (3,167)    (50,109)  (118,770)
----------------------------------------------------------------------------------------------
     Net Increase (Decrease)
       in Net Assets
       Resulting from Capital Share
       Transactions                    154,113     66,686    139,817     (8,887)    (6,094)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                 -          -          -           -      (226)
  From net realized gains                    -          -          -           -    (11,668)
  In excess of net investment income         -          -          -           -          -
----------------------------------------------------------------------------------------------
     Total Distributions Paid                -          -          -           -    (11,894)
----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                           168,625     77,378    137,043      27,413  (104,145)
NET ASSETS:
  Beginning of period                   77,378          -          -     264,434    368,579
----------------------------------------------------------------------------------------------
  End of period                       $246,003    $77,378   $137,043    $291,847   $264,434
==============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                         $(333)        $ -       $101      $1,503       $796
==============================================================================================




                                         INTERNATIONAL        INTERNATIONAL
                                         GROWTH EQUITY        SELECT EQUITY            TECHNOLOGY
                                             FUND                  FUND                   FUND
                                     --------------------  --------------------   ---------------------
                                     SIX MONTHS             SIX MONTHS             SIX MONTHS
                                        ENDED      YEAR       ENDED       YEAR       ENDED       YEAR
                                      SEPT. 30,    ENDED    SEPT. 30,    ENDED     SEPT. 30,    ENDED
                                        1999     MAR. 31,      1999     MAR. 31,      1999     MAR. 31,
AMOUNTS IN THOUSANDS                 (UNAUDITED)   1999    (UNAUDITED)    1999    (UNAUDITED)    1999
-----------------------------        --------------------  --------------------   ---------------------

OPERATIONS:
  Net investment income (loss)          $2,174     $1,017     $1,163        $449   $(2,432)   $(1,535)
  Net realized gains (losses) on
     investments, options, futures
     contracts and foreign currency
     transactions                       25,913     30,825     10,154      26,885     30,751     47,533
  Net change in unrealized
     appreciation (depreciation) on
     investments, options, futures
     contracts and forward foreign
     currency contracts                  2,441    (6,660)      7,898    (16,563)     50,237     71,473
  Net change in unrealized gains
     (losses) on translation of
     assets and liabilities
     denominated in foreign currencies       6      (596)          4        (39)          -          -
----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in
       Net Assets Resulting
       from Operations                  30,534     24,586     19,219      10,732     78,556    117,471
----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                           75,011     98,745     25,938      55,641    203,313    165,211
  Shares issued upon conversion        191,041          -          -           -    359,270          -
  Shares from reinvestment of
     dividends                          21,174      7,328          -       4,765     36,894      4,863
  Shares redeemed                     (22,631)   (83,624)    (8,924)    (58,089)   (47,418)   (42,504)
----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease)
       in Net Assets
       Resulting from Capital Share
       Transactions                    264,595     22,449     17,014       2,317    552,059    127,570
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                 -          -          -           -          -          -
  From net realized gains             (24,240)    (7,589)          -     (6,110)   (43,912)    (5,721)
  In excess of net investment income         -    (2,000)          -        (44)          -          -
----------------------------------------------------------------------------------------------------------
     Total Distributions Paid         (24,240)    (9,589)          -     (6,154)   (43,912)    (5,721)
----------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                           270,889     37,446     36,233       6,895    586,703    239,320
NET ASSETS:
  Beginning of period                  215,656    178,210    124,513     117,618    343,709    104,389
----------------------------------------------------------------------------------------------------------
  End of period                       $486,545   $215,656   $160,746    $124,513   $930,412   $343,709
==========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                           $904   $(1,270)     $1,676        $513   $(2,432)      $ -
==========================================================================================================


<F1> Commenced investment operations after the close of business on March 31,
     1998.
<F2> Commenced investment operations after the close of business on September 3,
     1999.

FINANCIAL HIGHLIGHTS

EQUITY FUNDS

                                                                          INCOME EQUITY
                                                                               FUND
                                                ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR       YEAR       YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED      ENDED       ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,
                                                (UNAUDITED)    1999       1998        1997       1996       1995
-------------------------------------------     ------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $12.73     $13.81      $11.81     $11.59      $9.95     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                              0.13       0.46        0.45       0.44       0.34       0.29
  Net realized and unrealized gains (losses)
     on investments, and futures contracts         (0.13)     (0.41)        3.02       1.19       1.66     (0.08)
-------------------------------------------------------------------------------------------------------------------
     Total Income from
       Investment Operations                            -       0.05        3.47       1.63       2.00       0.21
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.13)     (0.48)      (0.44)     (0.44)     (0.36)     (0.26)
  From net realized gains                               -     (0.65)      (1.03)     (0.97)          -          -
-------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                      (0.13)     (1.13)      (1.47)     (1.41)     (0.36)     (0.26)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $12.60     $12.73      $13.81     $11.81     $11.59      $9.95
===================================================================================================================

TOTAL RETURN<F2>                                  (0.04)%      0.67%      31.00%     14.42%     20.41%      2.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $232,423   $118,414    $117,562    $77,102    $55,919    $38,954
  Ratio to average net assets of <F3>:
     Expenses, net of  waivers
       and reimbursements                           1.00%      1.00%       1.00%      1.00%      1.00%      1.00%
     Expenses, before waivers
       and reimbursements                           1.34%      1.35%       1.37%      1.42%      1.48%      1.55%
     Net investment income, net of
       waivers and reimbursements                   2.10%      3.54%       3.53%      3.71%      3.17%      3.08%
     Net investment income (loss), before
       waivers and reimbursements                   1.76%      3.19%       3.16%      3.29%      2.69%      2.53%

  Portfolio Turnover Rate                          40.35%     79.95%      81.24%     72.04%     67.32%     45.68%
-------------------------------------------------------------------------------------------------------------------


<F1> For the period October 7, 1996 (commencement of operations) through March
     31, 1997.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


                                                                 STOCK INDEX
                                                                    FUND
                                                ---------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,
                                                (UNAUDITED)    1999       1998      1997<F1>
-------------------------------------------     ---------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $17.34     $15.03      $10.74     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                              0.06       0.16        0.15       0.08
  Net realized and unrealized gains (losses)
     on investments, and futures contracts         (0.04)       2.49        4.80       0.74
---------------------------------------------------------------------------------------------
     Total Income from
       Investment Operations                         0.02       2.65        4.95       0.82
---------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.06)     (0.17)      (0.15)     (0.07)
  From net realized gains                               -     (0.17)      (0.51)     (0.01)
---------------------------------------------------------------------------------------------
     Total Distributions Paid                      (0.06)     (0.34)      (0.66)    (0.08))
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $17.30     $17.34      $15.03     $10.74
=============================================================================================

TOTAL RETURN<F2>                                    0.12%     17.78%      47.11%      8.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $460,022   $169,062     $93,907    $35,840
  Ratio to average net assets of <F3>:
     Expenses, net of  waivers
       and reimbursements                           0.55%      0.55%       0.55%      0.55%
     Expenses, before waivers
       and reimbursements                           0.96%      1.00%       1.18%      2.23%
     Net investment income, net of
       waivers and reimbursements                   0.91%      1.10%       1.23%      1.92%
     Net investment income (loss), before
       waivers and reimbursements                   0.50%      0.65%       0.60%      0.24%

  Portfolio Turnover Rate                           1.08%      2.46%      32.06%     64.94%
---------------------------------------------------------------------------------------------




                                                                          GROWTH EQUITY
                                                                               FUND
                                                ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR       YEAR       YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED      ENDED       ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,
                                                (UNAUDITED)    1999       1998        1997       1996       1995
-------------------------------------------     ------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $21.94     $18.62      $13.93     $13.15     $10.61     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01       0.02        0.03       0.08       0.08       0.08
  Net realized and unrealized gains (losses)
     on investments, and futures contracts         (0.31)       4.51        6.36       1.49       2.59       0.60
-------------------------------------------------------------------------------------------------------------------
     Total Income from
       Investment Operations                       (0.30)       4.53        6.39       1.57       2.67       0.68
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                       (0.01)     (0.02)      (0.03)     (0.08)     (0.08)     (0.07)
  From net realized gains                          (1.10)     (1.19)      (1.67)     (0.71)     (0.05)          -
-------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                      (1.11)     (1.21)      (1.70)     (0.79)     (0.13)     (0.07)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $20.53     $21.94      $18.62     $13.93     $13.15     $10.61
===================================================================================================================

TOTAL RETURN<F2>                                  (1.45)%     24.72%      48.06%     11.72%     25.13%      6.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $1,080,285   $640,948    $479,782   $302,605   $224,571   $113,185
  Ratio to average net assets of <F3>:
     Expenses, net of  waivers
       and reimbursements                           1.00%      1.00%       1.00%      1.00%      1.00%      1.00%
     Expenses, before waivers
       and reimbursements                           1.30%      1.30%       1.30%      1.33%      1.36%      1.40%
     Net investment income, net of
       waivers and reimbursements                   0.08%      0.08%       0.18%      0.56%      0.70%      0.86%
     Net investment income (loss), before
       waivers and reimbursements                 (0.22)%    (0.22)%     (0.12)%      0.23%      0.34%      0.46%

  Portfolio Turnover Rate                          31.64%     49.67%      73.85%     67.34%     73.20%     82.90%
-------------------------------------------------------------------------------------------------------------------


<F1> For the period October 7, 1996 (commencement of operations) through March
     31, 1997.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.

See Notes to the Financial Statements.

EQUITY FUNDS


                                                                          SELECT EQUITY
                                                                               FUND
                                                ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR       YEAR       YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED      ENDED       ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,
                                                (UNAUDITED)    1999       1998        1997       1996     1995<F1>
-------------------------------------------     ------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $23.33     $19.16      $14.55     $13.12     $10.77     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     (0.02)          -        0.02       0.02       0.02       0.06
  Net realized and unrealized gains (losses)
     on investments, and futures contracts           0.53       5.40        6.81       2.05       2.73       0.75
-------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                         0.51       5.40        6.83       2.07       2.75       0.81
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                            -     (0.01)      (0.02)     (0.02)     (0.03)     (0.04)
  From net realized gains                               -     (1.22)      (2.20)     (0.62)     (0.37)          -
-------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                           -     (1.23)      (2.22)     (0.64)     (0.40)     (0.04)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $23.84     $23.33      $19.16     $14.55     $13.12     $10.77
===================================================================================================================

TOTAL RETURN <F4>                                   2.19%     28.79%      49.71%     15.64%     25.70%      8.18%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $249,105   $198,530    $126,536    $63,677    $33,842    $15,123
  Ratio to average net assets of <F5>:
     Expenses, net of waivers
       and reimbursements                           1.00%      1.00%       1.00%      1.00%      1.00%      1.00%
     Expenses, before waivers
       and reimbursements                           1.52%      1.54%       1.58%      1.67%      1.91%      2.61%
     Net investment income (loss), net of
       waivers and reimbursements                 (0.24)%    (0.15)%       0.15%      0.21%      0.22%      0.82%
     Net investment income (loss), before
       waivers and reimbursements                 (0.76)%    (0.69)%     (0.43)%    (0.46)%    (0.69)%    (0.79)%

  Portfolio Turnover Rate                          54.58%     87.73%     148.55%     72.68%    137.99%     48.88%
-------------------------------------------------------------------------------------------------------------------


<F1> For the period April 6, 1994 (commencement of operations) through March 31,
     1995.
<F2> Commenced investment operations after the close of business on March 31,
     1998.
<F3> Commenced investment operations after the close of business on September 3,
     1999.
<F4> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F5> Annualized for periods less than a full year.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report



                                                      MID CAP            SMALL CAP
                                                       GROWTH              INDEX
                                                        FUND               FUND
                                               ---------------------   ------------
                                                SIX MONTHS              SIX MONTHS
                                                   ENDED       YEAR        ENDED
                                                 SEPT. 30,     ENDED     SEPT. 30,
                                                   1999      MAR. 31,    1999<F3>
                                                (UNAUDITED)  1999<F2>   (UNAUDITED)
-------------------------------------------    ---------------------   ------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $11.72     $10.00      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     (0.02)          -        0.01
  Net realized and unrealized gains (losses)
     on investments, and futures contracts           1.13       1.72      (0.20)
------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                         1.11       1.72      (0.19)
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                            -          -           -
  From net realized gains                               -          -           -
------------------------------------------------------------------------------------
     Total Distributions Paid                           -          -           -
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $12.83     $11.72       $9.81
====================================================================================

TOTAL RETURN <F4>                                   9.47%     17.19%     (1.90)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $246,003    $77,378    $137,043
  Ratio to average net assets of <F5>:
     Expenses, net of waivers
       and reimbursements                           1.00%      1.00%       0.65%
     Expenses, before waivers
       and reimbursements                           1.34%      1.65%       1.34%
     Net investment income (loss), net of
       waivers and reimbursements                 (0.42)%    (0.51)%       1.03%
     Net investment income (loss), before
       waivers and reimbursements                 (0.76)%    (1.16)%       0.34%

  Portfolio Turnover Rate                          97.36%    173.39%       2.44%
------------------------------------------------------------------------------------





                                                                            SMALL CAP
                                                                               FUND
                                                ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR       YEAR       YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED      ENDED       ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,
                                                (UNAUDITED)    1999       1998        1997       1996       1995
-------------------------------------------     ------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD               $12.32     $16.76      $12.31     $11.58      $9.98     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.04       0.04        0.03       0.07       0.05       0.11
  Net realized and unrealized gains (losses)
     on investments, and futures contracts           1.70     (3.93)        5.14       1.37       2.29     (0.05)
-------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                         1.74     (3.89)        5.17       1.44       2.34       0.06
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                            -     (0.01)      (0.04)     (0.06)     (0.07)     (0.08)
  From net realized gains                               -     (0.54)      (0.68)     (0.65)     (0.67)          -
-------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                           -     (0.55)      (0.72)     (0.71)     (0.74)     (0.08)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $14.06     $12.32      $16.76     $12.31     $11.58      $9.98
===================================================================================================================

TOTAL RETURN <F4>                                  14.12%   (23.46)%      42.71%     12.48%     24.09%      0.57%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $291,847   $264,434    $368,579   $197,113   $155,238    $76,627
  Ratio to average net assets of <F5>:
     Expenses, net of waivers
       and reimbursements                           1.00%      1.00%       1.00%      1.00%      1.00%      1.00%
     Expenses, before waivers
       and reimbursements                           1.51%      1.52%       1.53%      1.54%      1.61%      1.76%
     Net investment income (loss), net of
       waivers and reimbursements                   0.47%      0.25%       0.28%      0.54%      0.65%      1.36%
     Net investment income (loss), before
       waivers and reimbursements                 (0.04)%    (0.27)%     (0.25)%      0.00%      0.04%      0.60%

  Portfolio Turnover Rate                           9.90%     18.74%      18.59%     18.92%     46.59%     82.46%
-------------------------------------------------------------------------------------------------------------------



<F1> For the period April 6, 1994 (commencement of operations) through March 31,
     1995.
<F2> Commenced investment operations after the close of business on March 31,
     1998.
<F3> Commenced investment operations after the close of business on September 3,
     1999.
<F4> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F5> Annualized for periods less than a full year.

EQUITY FUNDS

                                                                            INTERNATIONAL
                                                                            GROWTH EQUITY
                                                                                FUND
                                                ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR       YEAR       YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED      ENDED       ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,
                                                (UNAUDITED)    1999       1998        1997       1996       1995
-------------------------------------------     ------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD               $12.57     $11.66      $10.05     $10.23      $9.61     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.01       0.13        0.09       0.09       0.17       0.04
  Net realized and unrealized gains (losses)
     on investments, options, futures contracts
     and foreign currency transactions               1.81       1.36        1.98       0.18       0.65     (0.31)
--------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                         1.82       1.49        2.07       0.27       0.82     (0.27)
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                            -          -      (0.07)     (0.09)     (0.11)     (0.03)
  From net realized gains                          (1.19)     (0.46)      (0.29)     (0.23)          -          -
  In excess of net investment income                    -     (0.12)      (0.10)          -     (0.09)          -
  In excess of accumulated net realized gains
     on investment transactions                         -          -           -     (0.13)          -     (0.09)
--------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                      (1.19)     (0.58)      (0.46)     (0.45)     (0.20)     (0.12)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $13.20     $12.57      $11.66     $10.05     $10.23      $9.61
====================================================================================================================

TOTAL RETURN <F3>                                  14.45%     13.04%      21.34%      2.61%      8.61%    (2.65)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $486,545   $215,656    $178,210   $165,892   $181,237   $114,673
  Ratio to average net assets of <F4>:
     Expenses, net of waivers
       and reimbursements                           1.25%      1.25%       1.25%      1.25%      1.25%      1.25%
     Expenses, before waivers
       and reimbursements                           1.59%      1.62%       1.62%      1.63%      1.65%      1.71%
     Net investment income (loss), net of
       waivers and reimbursements                   1.54%      0.52%       0.79%      0.78%      0.92%      0.47%
     Net investment income (loss), before
       waivers and reimbursements                   1.20%      0.15%       0.42%      0.40%      0.52%      0.01%

  Portfolio Turnover Rate                          70.45%    177.89%     145.02%    190.94%    216.86%    158.31%
--------------------------------------------------------------------------------------------------------------------


<F1> For the period April 5, 1994 (commencement of operations) through March 31,
     1995.
<F2> Commenced investment operations on April 1, 1996.
<F3> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

                                                                            INTERNATIONAL
                                                                            SELECT EQUITY
                                                                                FUND
                                                ------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR       YEAR       YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED      ENDED       ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,   MAR. 31,   MAR. 31,
                                                (UNAUDITED)    1999       1998        1997       1996     1995<F1>
-------------------------------------------     ------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD               $12.98     $12.52      $10.37     $10.73      $9.78     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.21       0.04        0.22       0.04       0.01       0.04
  Net realized and unrealized gains (losses)
     on investments, options, futures contracts
     and foreign currency transactions               1.71       1.08        2.19     (0.25)       0.99     (0.23)
--------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                         1.92       1.12        2.41     (0.21)       1.00     (0.19)
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                            -          -      (0.16)     (0.03)     (0.02)     (0.03)
  From net realized gains                               -     (0.65)           -          -          -          -
  In excess of net investment income                    -     (0.01)      (0.10)     (0.04)     (0.03)          -
  In excess of accumulated net realized gains
     on investment transactions                         -          -           -     (0.08)          -          -
--------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                           -     (0.66)      (0.26)     (0.15)     (0.05)     (0.03)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $14.90     $12.98      $12.52     $10.37     $10.73      $9.78
====================================================================================================================

TOTAL RETURN <F3>                                  14.79%      9.16%      23.74%    (1.95)%     10.20%    (1.95)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $160,746   $124,513    $117,618   $108,944   $102,719    $71,958
  Ratio to average net assets of <F4>:
     Expenses, net of waivers
       and reimbursements                           1.25%      1.25%       1.25%      1.25%      1.25%      1.25%
     Expenses, before waivers
       and reimbursements                           1.62%      1.66%       1.64%      1.66%      1.71%      1.75%
     Net investment income (loss), net of
       waivers and reimbursements                   1.66%      0.38%       0.29%      0.47%      0.12%      0.47%
     Net investment income (loss), before
       waivers and reimbursements                   1.29%    (0.03)%     (0.10)%      0.06%    (0.34)%    (0.03)%

  Portfolio Turnover Rate                          67.81%    168.19%      98.22%     97.60%    176.71%     97.69%
--------------------------------------------------------------------------------------------------------------------


<F1> For the period April 5, 1994 (commencement of operations) through March
     31, 1995.
<F2> Commenced investment operations on April 1, 1996.
<F3> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.




                                                                  TECHNOLOGY
                                                                     FUND
                                                ----------------------------------------------
                                                SIX MONTHS
                                                   ENDED       YEAR       YEAR        YEAR
                                                 SEPT. 30,     ENDED      ENDED      ENDED
                                                   1999      MAR. 31,   MAR. 31,    MAR. 31,
                                                (UNAUDITED)    1999       1998      1997<F2>
-------------------------------------------    -----------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD               $29.99     $17.11      $11.95     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     (0.09)          -           -          -
  Net realized and unrealized gains (losses)
     on investments, options, futures contracts
     and foreign currency transactions               6.35      13.55        6.06       2.10
-----------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                         6.26      13.55        6.06       2.10
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                            -          -           -          -
  From net realized gains                               -          -           -          -
  In excess of net investment income                    -          -           -          -
  In excess of accumulated net realized gains
     on investment transactions                    (2.90)     (0.67)      (0.90)     (0.15)
------------------------------------------------------------------------------------------------
     Total Distributions Paid                           -     (0.66)      (0.26)     (0.15)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $33.35     $29.99      $17.11     $11.95
================================================================================================

TOTAL RETURN <F3>                                  21.10%     79.97%      52.62%     20.82%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period        $930,412   $343,709    $104,389    $43,754
  Ratio to average net assets of <F4>:
     Expenses, net of waivers
       and reimbursements                           1.20%      1.23%       1.25%      1.25%
     Expenses, before waivers
       and reimbursements                           1.51%      1.53%       1.59%      2.02%
     Net investment income (loss), net of
       waivers and reimbursements                 (0.96)%    (0.87)%     (0.96)%    (0.75)%
     Net investment income (loss), before
       waivers and reimbursements                 (1.27)%    (1.17)%     (1.30)%    (1.52)%

  Portfolio Turnover Rate                          29.32%     61.01%      74.75%     67.89%
------------------------------------------------------------------------------------------------


<F1> For the period April 5, 1994 (commencement of operations) through March 31,
     1995.
<F2> Commenced investment operations on April 1, 1996.
<F3> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

INCOME EQUITY FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               CONVERTIBLE PREFERRED
               STOCKS - 38.0%

               BANKS - 1.5%
   128,000     National Australia Bank                        $  3,504
                                                          ------------

               BIOTECHNOLOGY - 1.0%
    65,000     Monsanto Co.                                      2,340
                                                          ------------

               COSMETICS/PERSONAL CARE - 2.1%
    30,000     Estee Lauder Trust I TRACES                       2,100
    35,000     Estee Lauder Trust II TRACES                      2,730
                                                          ------------
                                                                 4,830
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 4.3%
    40,000     Salomon Smith Barney
               Holdings, Inc. DECS/
               Cincinnati Bell, Inc.                             2,720
    50,100     St. Paul Capital LLC MIPS                         2,740
   155,000     WBK Trust STRYPES                                 4,574
                                                          ------------
                                                                10,034
                                                          ------------

               ELECTRIC - 1.9%
   175,000     UtiliCorp United, Inc.                            4,419
                                                          ------------

               FINANCIAL - 0.8%
    35,000     Pogo Trust I                                      1,855
                                                          ------------

               FOREST PRODUCTS & PAPER - 3.7%
   100,000     Georgia Pacific Group Corp.                       4,425
    80,000     International Paper Capital Trust                 4,120
                                                          ------------
                                                                 8,545
                                                          ------------

               HOLDING COMPANIES - DIVERSIFIED - 2.0%
   100,000     Seagram Co. Ltd.                                  4,644
                                                          ------------

               HOUSEWARES - 0.9%
    54,000     Newell Financial Trust I<F1>                      2,173
                                                          ------------

               INSURANCE - 1.5%
   170,000     Lincoln National Corp. PRIDES                     3,559
                                                          ------------

               MACHINERY-DIVERSIFIED -  2.0%
   180,000     Ingersoll-Rand Co. PRIDES                         4,725
                                                          ------------


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               MEDIA - 5.1%
    70,000     MediaOne Group, Inc., Series D                 $  7,346
   160,000     Readers Digest Association, Inc.                  4,520
                                                          ------------
                                                                11,866
                                                          ------------

               OIL & GAS PRODUCERS - 3.1%
    60,000     Apache Corp., Series C                            2,400
    90,000     Unocal Capital Trust<F1>                          4,837
                                                          ------------
                                                                 7,237
                                                          ------------

               REAL ESTATE INVESTMENT TRUSTS - 1.7%
    78,900     Prologis Trust, Series B                          1,923
   110,000     U.S. Restaurant Properties, Inc., Series A        1,925
                                                          ------------
                                                                 3,848
                                                          ------------

               RETAIL - 2.9%
    62,000     Kmart Financing I                                 2,953
    66,000     Wendy's Financing I, Series A TECONS              3,729
                                                          ------------
                                                                 6,682
                                                          ------------

               TELECOMMUNICAITONS - 2.1%
   225,000     Amdocs Ltd. TRACES                                4,865
                                                          ------------

               TRANSPORTATION - 1.4%
    20,000     Canadian National Railway, Co.                    1,034
    50,000     Union Pacific Capital Trust                       2,269
                                                          ------------
                                                                 3,303
                                                          ------------

               Total Convertible Preferred Stocks
               (cost $82,125)                                   88,429
                                                          ------------

PRINCIPAL
AMOUNT
(000S)
-----------

               CONVERTIBLE BONDS - 33.9%

               ADVERTISING - 1.4%
    $2,000     Omnicom Group, Inc., 2.25%, 1/6/13                3,140
                                                          ------------

               AUTO PARTS & EQUIPMENT - 2.3%
     2,000     Magna International, Inc.,
               4.875%, 2/15/05                                   1,895
     4,000     Standard Motor Products, Inc.,
               6.75%, 7/15/09                                    3,535
                                                          ------------
                                                                 5,430
                                                          ------------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               COMMERCIAL SERVICES - 1.0%
    $2,000     Checkpoint Systems, Inc.,
               5.25%, 11/1/05<F1>                             $  1,485
     1,000     CUC International, Inc., 3.00%, 2/15/02             927
                                                          ------------
                                                                 2,412
                                                          ------------

               ELECTRONICS - 2.7%
       500     Level One Communications, Inc.,
               4.00%, 9/1/04                                     1,242
     2,000     Thermo Electron Corp., 4.25%, 1/1/03              1,770
     4,000     Thermo Instrument System, Inc.,
               4.00%, 1/15/05                                    3,230
                                                          ------------
                                                                 6,242
                                                          ------------

               HEALTH CARE - 2.1%
     4,000     ALZA Corp., 5.00%, 5/1/06                         4,835
                                                          ------------

               INSURANCE - 2.2%
     6,000     Loews Corp., 3.125%, 9/15/07                      5,130
                                                          ------------

               LODGING - 1.2%
     3,500     Hilton Hotels Corp., 5.00%, 5/15/06               2,835
                                                          ------------

               MEDIA - 2.4%
     4,000     Clear Channel Communications, Inc.,
               2.625%, 4/1/03                                    5,500
                                                          ------------

               MISCELLANEOUS MANUFACTURING - 1.3%
     4,000     Mascotech, Inc., 4.50%, 12/15/03                  3,015
                                                          ------------

               OIL & GAS PRODUCERS - 4.8%
     6,000     Devon Energy Corp., 4.95%, 8/15/08                5,895
     5,000     Diamond Offshore Drilling, Inc.,
               3.75%, 2/15/07                                    5,325
                                                          ------------
                                                                11,220
                                                          ------------
               PHARMACEUTICALS - 2.4%
     5,000     Athena Neurosciences, Inc.,
               4.75%, 11/15/04                                   5,594
                                                          ------------

               RETAIL - 5.7%
     4,500     Home Depot (The), Inc., 3.25%, 10/1/01           13,314
                                                          ------------

               SEMICONDUCTORS - 2.3%
     3,000     National Semiconductor Corp.,
               6.50%, 10/1/02                                    2,970
     3,000     STMicroelectronics N.V., 0.00%, 9/22/09           2,400
                                                          ------------
                                                                 5,370
                                                          ------------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               SOFTWARE - 2.1%
   $ 3,000     Softkey International, Inc.,
               5.50%, 11/1/00<F1>                             $  2,884
     2,000     Siebel Systems, Inc., 5.50%, 9/15/06<F1>          1,953
                                                          ------------
                                                                 4,837
                                                          ------------

               Total Convertible Bonds
               (cost $74,554)                                   78,874
                                                          ------------

NUMBER
OF SHARES
-----------

               COMMON STOCKS - 20.8%

               COMPUTERS - 2.4%
    18,000     EMC Corp.*                                        1,286
    22,000     Hewlett-Packard Co.                               2,024
    19,000     International Business Machines Corp.             2,306
                                                          ------------
                                                                 5,616
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 1.1%
    58,000     Citigroup, Inc.                                   2,552
                                                          ------------

               ELECTRIC - 0.5%
    32,000     Texas Utilities Co.                               1,194
                                                          ------------

               ELECTRONICS - 2.1%
    68,000     Solectron Corp.*                                  4,883
                                                          ------------

               HEALTH CARE - 0.5%
    12,000     Johnson & Johnson                                 1,102
                                                          ------------

               INSURANCE - 0.5%
    18,000     American General Corp.                            1,137
                                                          ------------

               MISCELLANEOUS MANUFACTURING - 3.2%
    12,000     Minnesota Mining & Manufacturing Co.              1,153
    61,000     Tyco International Ltd.                           6,298
                                                          ------------
                                                                 7,451
                                                          ------------

               OIL & GAS SERVICES - 1.5%
    36,000     Baker Hughes, Inc.                                1,044
    40,000     Schlumberger Ltd.                                 2,493
                                                          ------------
                                                                 3,537
                                                          ------------

               PIPELINES - 3.8%
   214,000     Enron Corp.                                       8,827
                                                          ------------


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER OF                                                        VALUE
SHARES                                                          (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 20.8% (CONT'D.)

               RETAIL - 0.4%
    37,000     TJX Cos., Inc.                                 $  1,038
                                                          ------------

               SEMICONDUCTORS - 1.0%
    27,000     Motorola, Inc.                                    2,376
                                                          ------------

               SOFTWARE - 0.8%
    43,000     Automatic Data Processing, Inc.                   1,919
                                                          ------------

               TELEPHONE - 3.0%
   157,793     AT&T Corp.                                        6,864
                                                          ------------

               Total Common Stocks
               (cost $ 43,742)                                  48,496
                                                          ------------

PRINCIPAL
AMOUNT
(000S)
-----------

               SHORT-TERM INVESTMENT - 5.3%
               (cost $12,054)

   $12,054     Banco Popular, Puerto Rico,
               Eurodollar Time Deposits,
               5.688%, 10/1/99                                  12,054
                                                          ------------

               Total Investments - 98.0%                       227,853
               (cost $212,475)

               Other Assets less Liabilities - 2.0%              4,570
                                                          ------------

               NET ASSETS - 100.0%                            $232,423
                                                          ============

<F1> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999, the value of these securities amounted to approximately $13,332,000 or 5.7% of net assets.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

STOCK INDEX FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------
               COMMON STOCKS - 97.5%

               ADVERTISING - 0.2%
    11,900     Interpublic Group of Cos., Inc.                 $   489
     7,600     Omnicom Group, Inc.                                 602
                                                          ------------
                                                                 1,091
                                                          ------------

               AEROSPACE - 1.4%
    23,400     AlliedSignal, Inc.                                1,403
    40,868     Boeing (The) Co.                                  1,742
     8,500     General Dynamics Corp.                              531
     4,600     Goodrich (B.F.) Co.                                 133
    16,746     Lockheed Martin Corp.*                              547
     2,900     Northrop Grumman Corp.                              184
    14,400     Raytheon Co.                                        715
    20,500     United Technologies Corp.                         1,216
                                                          ------------
                                                                 6,471
                                                          ------------

               AIRLINES - 0.2%
     6,440     AMR Corp.                                           351
     5,900     Delta Air Lines, Inc.                               286
    21,187     Southwest Airlines Co.                              322
     3,100     U.S. Airways Group, Inc.*                            81
                                                          ------------
                                                                 1,040
                                                          ------------

               APPAREL - 0.2%
     3,100     Fruit of the Loom, Inc., Class A*                    10
     2,600     Liz Claiborne, Inc.                                  80
    11,900     NIKE, Inc., Class B                                 677
     2,400     Reebok International Ltd.*                           26
     1,400     Russell Corp.                                        20
     5,028     VF Corp.                                            156
                                                          ------------
                                                                   969
                                                          ------------

               AUTO MANUFACTURERS - 1.0%
    51,400     Ford Motor Co.                                    2,580
    27,400     General Motors Corp.                              1,724
     2,780     Navistar International Corp.                        129
     3,260     PACCAR, Inc.                                        166
                                                          ------------
                                                                 4,599
                                                          ------------

               AUTO PARTS & EQUIPMENT - 0.3%
     3,100     Cooper Tire & Rubber Co.                             55
     6,972     Dana Corp.                                          259


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               AUTO PARTS & EQUIPMENT - 0.3%
    23,810     Delphi Automotive Systems Corp.                 $   382
     6,658     Goodyear (The) Tire & Rubber Co.                    320
     5,200     TRW, Inc.                                           259
                                                          ------------
                                                                 1,275
                                                          ------------
               BANKS - 5.5%
     7,350     AmSouth Bancorp.                                    172
    49,746     Bank One Corp.                                    1,732
    31,300     Bank of New York Co., Inc.                        1,047
    73,457     Bank of America Corp.                             4,091
    12,600     BankBoston Corp.                                    546
    13,600     BB&T Corp.                                          440
    35,352     Chase Manhattan Corp.                             2,665
     6,650     Comerica, Inc.                                      337
    11,475     Fifth Third Bancorp                                 698
    40,774     First Union Corp.                                 1,450
    41,810     Firstar Corp.                                     1,071
     9,757     Huntington Bancshares, Inc.                         259
    19,100     KeyCorp                                             493
    21,900     Mellon Bank Corp.                                   739
     7,500     Morgan (J.P.) & Co., Inc.                           857
    26,400     National City Corp.                                 705
    12,900     PNC Bank Corp.                                      680
     9,500     Regions Financial Corp.                             285
     4,500     Republic New York Corp.                             276
     7,100     SouthTrust Corp.                                    255
     6,800     State Street Corp.                                  439
     7,500     Summit Bancorp                                      243
    13,700     SunTrust Banks, Inc.                                901
    11,350     Synovus Financial Corp.                             212
    31,142     U.S. Bancorp                                        940
     6,100     Union Planters Corp.                                249
     8,600     Wachovia Corp.                                      676
    70,060     Wells Fargo & Co.                                 2,776
                                                          ------------
                                                                25,234
                                                          ------------

               BEVERAGES - 2.0%
    19,944     Anheuser-Busch Cos., Inc.                         1,397
     2,900     Brown-Forman Corp., Class B                         181
   104,900     Coca-Cola (The) Co.                               5,042
    18,100     Coca-Cola Enterprises Inc.                          408
     1,600     Coors (Adolph) Co., Class B                          87
    62,200     PepsiCo, Inc.                                     1,881
                                                          ------------
                                                                 8,996
                                                          ------------


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 97.5% (CONT'D.)

               BIOTECHNOLOGY - 0.7%
    21,700     Amgen, Inc.*                                     $1,768
    26,900     Monsanto Co.                                        960
    10,200     Pioneer Hi-Bred International, Inc.                 406
                                                          ------------
                                                                 3,134
                                                          ------------

               BUILDING MATERIALS - 0.2%
     1,700     Armstrong World Industries, Inc.                     76
    18,800     Masco Corp.                                         583
     2,300     Owens Corning                                        50
     4,300     Vulcan Materials Co.                                157
                                                          ------------
                                                                   866
                                                          ------------

               CHEMICALS - 1.2%
     9,700     Air Products and Chemicals, Inc.                    282
     3,100     Ashland Inc.                                        104
     9,350     Dow Chemical Co.                                  1,062
    41,418     du Pont (E.I.) de Nemours & Co.                   2,521
     3,275     Eastman Chemical Co.                                131
     5,262     Engelhard Corp.                                      96
     2,400     Great Lakes Chemical Corp.                           91
     4,400     Hercules, Inc.                                      126
     6,800     Praxair, Inc.                                       313
     9,243     Rohm & Haas Co.                                     334
     7,100     Sherwin-Williams Co.                                149
     4,300     Sigma-Aldrich Corp.                                 136
     5,600     Union Carbide Corp.                                 318
     2,900     W.R. Grace & Co.                                     47
                                                          ------------
                                                                 5,710
                                                          ------------

               COMMERCIAL SERVICES - 0.5%
     4,100     Block (H&R), Inc.                                   178
    30,708     Cendant Corp.*                                      545
     3,300     Deluxe Corp.                                        112
     6,902     Dun & Bradstreet (The) Corp.                        206
     5,500     Ecolab, Inc.                                        188
     6,100     Equifax, Inc.                                       172
    11,941     McKesson HBOC, Inc.                                 346
    10,500     Paychex, Inc.                                       358
    11,300     Service Corp. International                         119
                                                          ------------
                                                                 2,224
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMPUTERS - 8.7%
    15,200     3Com Corp.*                                    $    437
     6,800     Apple Computer, Inc.*                               430
     7,200     Cabletron Systems, Inc.*                            113
     6,200     Ceridian Corp.*                                     154
   138,200     Cisco Systems, Inc.*                              9,475
    72,289     Compaq Computer Corp.*                            1,658
     6,800     Computer Sciences Corp.*                            478
     2,100     Data General Corp.*                                  44
   108,000     Dell Computer Corp.*                              4,516
    21,000     Electronic Data Systems Corp.                     1,112
    43,100     EMC Corp.*                                        3,079
    13,300     Gateway 2000, Inc.*                                 591
    43,100     Hewlett-Packard Co.                               3,965
    76,900     International Business Machines Corp.             9,334
     5,500     Lexmark International Group, Inc.*                  443
     3,100     Network Appliance, Inc.*                            222
     9,500     Seagate Technology, Inc.*                           293
     7,900     Silicon Graphics, Inc.*                              86
    32,900     Sun Microsystems, Inc.*                           3,060
    13,000     Unisys Corp.*                                       587
                                                          ------------
                                                                40,077
                                                          ------------

               COSMETICS/PERSONAL CARE - 2.1%
     2,400     Alberto-Culver Co., Class B                          55
    11,072     Avon Products, Inc.                                 275
    24,800     Colgate-Palmolive Co.                             1,135
    46,088     Gillette Co.                                      1,564
     4,500     International Flavors & Fragrances, Inc.            155
    22,636     Kimberly-Clark Corp.                              1,188
    56,456     Procter & Gamble Co.                              5,293
                                                          ------------
                                                                 9,665
                                                          ------------

               DISTRIBUTION/WHOLESALE - 0.2%
     9,408     Costco Wholesale Corp.                              677
     7,550     Genuine Parts Co.                                   201
                                                          ------------
                                                                   878
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 5.1%
    19,100     American Express Co.                              2,571
    30,986     Associates First Capital Corp.                    1,115
     4,930     Bear (The) Stearns Cos. Inc.                        189
     8,400     Capital One Financial Corp.                         328
   143,540     Citigroup Inc.                                    6,316
     4,700     Countrywide Credit Industries, Inc.                 152
    43,600     Fannie Mae                                        2,733

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               DIVERSIFIED FINANCIAL SERVICES - 5.1% (CONT'D.)
    24,186     Fleet Financial Group Inc.                     $    886
    10,600     Franklin Resources, Inc.                            326
    29,500     Freddie Mac                                       1,534
    20,345     Household International, Inc.                       816
     5,100     Lehman Brothers Holdings, Inc.                      297
    34,105     MBNA Corp.                                          778
    15,700     Merrill Lynch & Co., Inc.                         1,055
    24,259     Morgan Stanley, Dean Witter & Co.                 2,164
     6,200     Paine Webber Group, Inc.                            225
     6,000     Providian Corp.                                     475
    34,750     Schwab (Charles) Corp.                            1,171
     6,900     SLM Holding Corp.                                   297
                                                          ------------
                                                                23,428
                                                          ------------

               ELECTRIC - 2.0%
     8,200     AES Corp.                                           484
     5,800     Ameren Corp.                                        219
     8,200     American Electric Power Co.                         280
     6,700     Carolina Power & Light Co.                          237
     8,900     Central & South West Corp.                          188
     6,641     Cinergy Corp.                                       188
     5,000     CMS Energy Corp.                                    170
     9,500     Consolidated Edison, Inc.                           394
     6,400     Constellation Energy Group, Inc.                    180
     8,100     Dominion Resources, Inc.                            366
     6,100     DTE Energy Co.                                      220
    15,552     Duke Power Co.                                      857
    14,600     Edison International                                355
    10,400     Entergy Corp.                                       301
     9,800     FirstEnergy Corp.                                   250
     7,600     FPL Group, Inc.                                     383
     4,100     Florida Progress Corp.                              190
     5,300     GPU, Inc.                                           173
     4,800     New Century Energies, Inc.                          160
     7,900     Niagara Mohawk Power Corp.*                         122
     6,400     Northern States Power Co.                           138
    12,500     PacifiCorp                                          252
     8,100     PECO Energy Co.                                     304
    16,200     PG&E Corp.                                          419
     6,700     PP&L Resources, Inc.                                181
     9,250     Public Service Enterprise Group, Inc.               357
    12,622     Reliant Energy, Inc.                                342
    29,300     Southern Co.                                        754
    11,884     Texas Utilities Co.                                 443
     9,200     Unicom Corp.                                        340
                                                          ------------
                                                                 9,247
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               ELECTRICAL COMPONENTS &
               EQUIPMENT - 0.3%
    18,500     Emerson Electric Co.                           $  1,169
                                                          ------------

               ELECTRONICS - 0.6%
     1,900     EG&G, Inc.                                           76
     5,400     Honeywell, Inc.                                     601
     3,600     Johnson Controls, Inc.                              239
     1,900     Millipore Corp.                                      71
     4,625     Parker-Hannifin Corp.                               207
     4,300     PE Corp - PE Biosystems Group                       311
    11,500     Solectron Corp.*                                    826
     1,950     Tektronix, Inc.                                      65
     6,600     Thermo Electron Corp.*                               89
     2,400     Thomas & Betts Corp.                                122
                                                          ------------
                                                                 2,607
                                                          ------------

               ENGINEERING & CONSTRUCTION - 0.0%
     3,200     Fluor Corp.                                         129
     1,700     Foster Wheeler Corp.                                 20
                                                          ------------
                                                                   149
                                                          ------------

               ENTERTAINMENT - 0.1%
     5,350     Harrah's Entertainment, Inc.*                       148
     8,500     Mirage Resorts, Inc.*                               120
                                                          ------------
                                                                   268
                                                          ------------

               ENVIRONMENTAL CONTROL - 0.1%
     7,800     Allied Waste Industries, Inc.*                       91
    26,273     Waste Management, Inc.                              506
                                                          ------------
                                                                   597
                                                          ------------

               FOOD - 2.4%
    17,845     Albertson's, Inc.                                   706
    26,039     Archer-Daniels-Midland Co.                          317
    11,800     Bestfoods                                           572
    18,500     Campbell Soup Co.                                   724
    20,800     ConAgra, Inc.                                       469
     6,500     General Mills, Inc.                                 527
     1,600     Great Atlantic & Pacific Tea Co., Inc.               49
    15,200     Heinz (H.J.) Co.                                    654
     5,900     Hershey Foods Corp.                                 287
    17,200     Kellogg Co.                                         644
    35,300     Kroger Co.                                          779

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 97.5% (CONT'D.)

    13,900     Nabisco Group Holdings Corp.                   $    209
     5,700     Quaker Oats (The) Co.                               353
    13,700     Ralston-Ralston Purina Group                        381
    21,700     Safeway, Inc.*                                      826
    38,400     Sara Lee Corp.                                      900
     5,900     SUPERVALU Inc.                                      129
    14,000     Sysco Corp.                                         491
    24,271     Unilever N.V. - ADR                               1,653
     6,300     Winn-Dixie Stores, Inc.                             187
     4,900     Wrigley (Wm.) Jr. Co.                               337
                                                          ------------
                                                                11,194
                                                          ------------

               FOREST PRODUCTS & PAPER - 0.6%
     2,333     Boise Cascade Co.                                    85
     4,100     Champion International Corp.                        211
     9,300     Fort James Corp.                                    248
     7,300     Georgia-Pacific Corp.                               296
    17,543     International Paper Co.                             843
     4,516     Louisiana-Pacific Corp.                              70
     4,300     Mead Corp.                                          148
     1,200     Potlatch Corp.                                       49
     2,350     Temple-Inland, Inc.                                 142
     4,200     Westvaco Corp.                                      108
     8,500     Weyerhaeuser Co.                                    490
     4,700     Willamette Industries, Inc.                         203
                                                          ------------
                                                                 2,893
                                                          ------------

               GAS - 0.1%
     1,100     Eastern Enterprises                                  51
     2,000     NICOR, Inc.                                          74
     1,400     ONEOK, Inc.                                          42
     1,500     Peoples Energy Corp.                                 53
    10,212     Sempra Energy, Inc.                                 213
                                                          ------------
                                                                   433
                                                          ------------

               HAND/MACHINE TOOLS - 0.1%
     3,700     Black & Decker Corp.                                169
     4,000     Grainger (W.W.), Inc.                               192
     1,500     Milacron Inc.                                        27
     2,750     Snap-On, Inc.                                        89
     3,800     Stanley Works (The)                                  96
                                                          ------------
                                                                   573
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HEALTH CARE - 2.5%
     2,800     Allergan, Inc.                                 $    308
     2,200     Bard (C.R.), Inc.                                   104
     2,400     Bausch & Lomb, Inc.                                 158
    12,400     Baxter International, Inc.                          747
    10,600     Becton, Dickinson & Co.                             297
     4,700     Biomet, Inc.                                        124
    17,600     Boston Scientific Corp.*                            435
    23,947     Columbia/HCA Healthcare Corp.                       507
    12,800     Guidant Corp.                                       686
    17,300     HEALTHSOUTH Corp.                                   105
     7,000     Humana, Inc.*                                        48
    57,100     Johnson & Johnson                                 5,246
     3,000     Mallinckrodt, Inc.                                   91
     4,650     Manor Care, Inc.                                     80
    49,900     Medtronic, Inc.                                   1,771
     3,550     St. Jude Medical, Inc.*                             112
    13,100     Tenet Healthcare Corp.*                             230
     7,400     United Healthcare Corp.                             360
     2,800     Wellpoint Health Networks, Inc., Class A*           160
                                                          ------------
                                                                11,569
                                                          ------------

               HOLDING COMPANIES-DIVERSIFIED - 0.2%
    18,400     Seagram (The) Co. Ltd.                              837
                                                          ------------

               HOME BUILDERS - 0.0%
     2,500     Centex Corp.                                         74
     1,500     Fleetwood Enterprises, Inc.                          30
     1,986     Kaufman & Broad Home Corp.                           41
     1,900     Pulte Corp.                                          41
                                                          ------------
                                                                   186
                                                          ------------

               HOME FURNISHINGS - 0.1%
     3,800     Maytag Corp.                                        127
     3,200     Whirlpool Corp.                                     209
                                                          ------------
                                                                   336
                                                          ------------

               HOUSEHOLD PRODUCTS/WARES - 0.2%
     2,800     American Greetings Corp., Class A                    72
     4,800     Avery Dennison Corp.                                253
    10,000     Clorox (The) Co.                                    382
     7,100     Fortune Brands, Inc.                                229
     1,400     Jostens, Inc.                                        27
     2,400     Tupperware Corp.                                     49
                                                          ------------
                                                                 1,012
                                                          ------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HOUSEWARES - 0.1%
    11,908     Newell Rubbermaid, Inc.                        $    340
                                                          ------------

               INSURANCE - 2.9%
     6,023     Aetna, Inc.                                         297
    11,300     AFLAC, Inc.                                         473
    34,014     Allstate Corp.                                      848
    10,610     American General Corp.                              670
    65,846     American International Group, Inc.                5,724
    10,775     Aon Corp.                                           319
     7,500     Chubb (The) Corp.                                   374
     8,500     CIGNA Corp.                                         661
     7,000     Cincinnati Financial Corp.                          263
    13,948     Conseco, Inc.                                       269
     9,600     Hartford Financial Services
               Group (The), Inc.                                   392
     4,475     Jefferson-Pilot Corp.                               283
     8,500     Lincoln National Corp.                              319
     4,600     Loews Corp.                                         323
    11,250     Marsh & McLennan Cos., Inc.                         771
     4,200     MBIA, Inc.                                          196
     4,600     MGIC Investment Corp.                               220
     3,100     Progressive Corp.                                   253
     5,700     SAFECO Corp.                                        160
     9,680     St. Paul Cos., Inc.                                 266
     5,700     Torchmark Corp.                                     147
    10,161     UnumProvident Corp.                                 299
                                                          ------------
                                                                13,527
                                                          ------------

               IRON/STEEL - 0.1%
     8,065     Allegheny Teledyne, Inc.                            136
     5,500     Bethlehem Steel Corp.*                               41
     3,700     Nucor Corp.                                         176
     3,700     USX -U.S. Steel Group                                95
                                                          ------------
                                                                   448
                                                          ------------

               LEISURE TIME - 0.3%
     3,800     Brunswick Corp.                                      95
    26,096     Carnival Corp.                                    1,135
                                                          ------------
                                                                 1,230
                                                          ------------

               LODGING - 0.1%
    10,800     Hilton Hotels Corp.                                 107
    10,600     Marriott International, Inc.                        346
                                                          ------------
                                                                   453
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               MACHINERY - CONSTRUCTION & MINING - 0.2%
    15,100     Caterpillar, Inc.                              $    828
                                                          ------------

               MACHINERY - DIVERSIFIED - 0.7%
    16,000     Applied Materials, Inc.*                          1,246
     1,000     Briggs & Stratton Corp.                              58
     3,300     Case Corp.                                          164
     1,800     Cummins Engine Co., Inc.                             90
     9,900     Deere & Co.                                         383
     9,000     Dover Corp.                                         368
     6,950     Ingersoll-Rand Co.                                  382
     2,400     McDermott International, Inc.                        49
       300     NACCO Industries, Inc.                               21
     8,100     Rockwell International Corp.                        425
                                                          ------------
                                                                 3,186
                                                          ------------

               MEDIA - 3.3%
    30,000     CBS Corp.*                                        1,387
    14,400     Clear Channel Communications, Inc.*               1,150
    31,900     Comcast Corp., Class A                            1,272
    87,700     Disney (The Walt) Co.                             2,269
     5,500     Donnelley (R.R.) & Sons Co.                         159
     3,800     Dow Jones & Co., Inc.                               203
    11,900     Gannett Co., Inc.                                   823
     3,000     King World Productions, Inc.                        113
     3,400     Knight-Ridder, Inc.                                 187
     8,300     McGraw Hill Cos., Inc.                              402
    25,800     MediaOne Group Inc.*                              1,762
     2,200     Meredith Corp.                                       80
     7,400     New York Times Co., Class A                         278
    55,000     Time Warner, Inc.                                 3,341
     3,100     Times Mirror Co., Class A                           204
    10,000     Tribune Co.                                         497
    29,604     Viacom, Inc., Class B*                            1,251
                                                          ------------
                                                                15,378
                                                          ------------

               METAL FABRICATE/HARDWARE - 0.0%
     2,600     Timken (The) Co.                                     42
     3,825     Worthington Industries, Inc.                         65
                                                          ------------
                                                                   107
                                                          ------------

               METALS-DIVERSIFIED - 0.5%
     9,525     Alcan Aluminum Ltd.                                 298
    15,600     Aluminum Co. of America                             968
     1,700     ASARCO, Inc.                                         45

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 97.5% (CONT'D.)

               METALS-DIVERSIFIED - 0.5% (CONT'D.)
     6,800     Freeport-McMoRan Copper &
               Gold, Inc.,  Class B                          $     106
     8,100     Inco Ltd.                                           173
     2,400     Phelps Dodge Corp.                                  132
    13,635     Placer Dome, Inc.                                   203
     2,700     Reynolds Metals Co.                                 163
                                                          ------------
                                                                 2,088
                                                          ------------

               MINING - 0.2%
    16,600     Barrick Gold Corp.                                  361
     3,800     Cyprus Amax Minerals Co.                             75
    11,100     Homestake Mining Co.                                102
     7,077     Newmont Mining Corp.                                183
                                                          ------------
                                                                   721
                                                          ------------

               MISCELLANEOUS MANUFACTURING - 5.8%
     4,000     Cooper Industries, Inc.                             187
    10,400     Corning, Inc.                                       713
     2,918     Crane Co.                                            65
     6,000     Danaher Corp.                                       316
    13,500     Eastman Kodak Co.                                 1,018
     3,100     Eaton Corp.                                         268
     1,400     FMC Corp.*                                           68
   139,400     General Electric Co.                             16,528
    10,700     Illinois Tool Works, Inc.                           798
     3,700     ITT Industries, Inc.*                               118
    17,100     Minnesota Mining & Manufacturing Co.              1,643
     1,700     National Service Industries, Inc.                    54
     5,266     Pall Corp.                                          122
     1,928     Polaroid Corp.                                       50
     7,400     PPG Industries, Inc.                                444
     7,100     Tenneco, Inc.                                       121
     6,400     Textron, Inc.                                       495
    35,511     Tyco International Ltd.                           3,667
                                                          ------------
                                                                26,675
                                                          ------------

               OFFICE/BUSINESS EQUIPMENT - 0.4%
     3,300     Harris Corp.                                         91
    11,400     Pitney Bowes, Inc.                                  695
    28,196     Xerox Corp.                                       1,182
                                                          ------------
                                                                 1,968
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               OIL & GAS PRODUCERS - 5.7%
     3,800     Amerada Hess Corp.                             $    233
     5,400     Anadarko Petroleum Corp.                            165
     4,800     Apache Corp.                                        207
    13,700     Atlantic Richfield Co.                            1,214
     7,482     Burlington Resources, Inc.                          275
    27,900     Chevron Corp.                                     2,476
     9,000     Coastal Corp.                                       368
    26,691     Conoco Inc.                                         731
   103,200     Exxon Corp.                                       7,837
     2,100     Helmerich & Payne, Inc.                              53
     3,649     Kerr-McGee Corp.                                    201
    33,300     Mobil Corp.                                       3,355
    14,800     Occidental Petroleum Corp.                          342
    10,700     Phillips Petroleum Co.                              522
     3,400     Rowan Cos., Inc.*                                    55
    91,100     Royal Dutch Petroleum Co. ADR                     5,381
     3,800     Sunoco, Inc.                                        104
    23,500     Texaco, Inc.                                      1,483
     6,400     Tosco Corp.                                         162
    10,544     Union Pacific Resources Group, Inc.                 169
    10,300     Unocal Corp.                                        382
    13,000     USX - Marathon Group                                380
                                                          ------------
                                                                26,095
                                                          ------------

               OIL & GAS SERVICES - 0.6%
    13,940     Baker Hughes, Inc.                                  404
    18,800     Halliburton Co.                                     771
    23,300     Schlumberger Ltd.                                 1,452
                                                          ------------
                                                                 2,627
                                                          ------------

               PACKAGING & CONTAINERS - 0.1%
     1,300     Ball Corp.                                           57
     2,200     Bemis Co.                                            75
     5,100     Crown Cork & Seal Co., Inc.                         124
     6,500     Owens-Illinois, Inc.*                               129
     3,553     Sealed Air Corp.*                                   182
                                                          ------------
                                                                   567
                                                          ------------

               PHARMACEUTICALS - 7.2%
    64,700     Abbott Laboratories                               2,378
     4,300     ALZA Corp.*                                         184
    55,500     American Home Products Corp.                      2,303
    84,460     Bristol-Myers Squibb Co.                          5,701
    11,600     Cardinal Health, Inc.                               632

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               PHARMACEUTICALS - 7.2% (CONT'D.)
    46,496     Lilly (Eli) & Co.                              $  2,976
    99,700     Merck & Co., Inc.                                 6,462
   164,700     Pfizer, Inc.                                      5,919
    21,535     Pharmacia & Upjohn, Inc.                          1,069
    62,400     Schering-Plough Corp.                             2,722
    36,300     Warner-Lambert Co.                                2,409
     4,100     Watson Pharmaceuticals Inc.*                        125
                                                          ------------
                                                                32,880
                                                          ------------

               PIPELINES - 0.6%
     3,450     Columbia Gas System, Inc.                           191
     4,100     Consolidated Natural Gas Co.                        256
    30,300     Enron Corp.                                       1,250
     4,700     Sonat, Inc.                                         187
    18,500     Williams (The) Cos., Inc.                           693
                                                          ------------
                                                                 2,577
                                                          ------------

               RETAIL - 6.0%
     6,200     Autozone, Inc.*                                     174
     8,600     Best Buy Co., Inc.*                                 534
     8,500     Circuit City Stores, Inc.                           359
     4,600     Consolidated Stores Corp.*                          101
    16,600     CVS Corp.                                           677
     5,600     Darden Restaurants, Inc.                            110
    18,800     Dayton-Hudson Corp.                               1,129
     4,500     Dillard's, Inc., Class A                             91
     9,524     Dollar General Corp.                                294
     8,800     Federated Department Stores, Inc.                   384
    36,487     Gap (The), Inc.                                   1,168
     3,011     Harcourt General, Inc.                              125
    63,070     Home Depot (The), Inc.                            4,328
     6,190     Ikon Office Solutions, Inc.                          66
    20,900     Kmart Corp.*                                        244
     6,900     Kohl's Corp.*                                       456
     9,000     Limited (The), Inc.                                 344
     1,700     Longs Drug Stores, Inc.                              51
    16,200     Lowe's Cos., Inc.                                   790
    14,148     May Department Stores Co.                           516
    57,600     McDonald's Corp.                                  2,477
     6,000     Nordstrom, Inc.                                     162
    15,600     Office Depot, Inc.                                  159
    11,100     Penney (J.C.) & Co., Inc.                           382
     2,200     Pep Boys-Manny, Moe & Jack                           33
    10,800     Rite Aid Corp.                                      149

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               RETAIL - 6.0% (CONT'D.)
    16,100     Sears, Roebuck & Co.                          $     505
    19,750     Staples Inc.                                        431
     8,200     Tandy Corp.                                         424
    13,500     TJX Cos., Inc.                                      379
    10,375     Toys R Us, Inc.*                                    156
     6,500     Tricon Global Restaurants, Inc.*                    266
    42,700     Walgreen Co.                                      1,084
   189,100     Wal-Mart Stores, Inc.                             8,994
     5,200     Wendy's International, Inc.                         137
                                                          ------------
                                                                27,679
                                                          ------------

               SAVINGS & LOANS - 0.2%
     2,400     Golden West Financial Corp.                         236
    25,080     Washington Mutual, Inc.                             734
                                                          ------------
                                                                   970
                                                          ------------

               SEMICONDUCTORS - 3.2%
     6,150     Advanced Micro Devices, Inc.*                       106
   140,600     Intel Corp.                                      10,448
     3,800     KLA-Tencor Corp.*                                   247
     6,200     LSI Logic Corp.*                                    319
    10,600     Micron Technology, Inc.                             706
     7,100     National Semiconductor Corp.*                       217
    33,400     Texas Instruments, Inc.                           2,747
                                                          ------------
                                                                14,790
                                                          ------------

               SOFTWARE - 7.2%
     2,600     Adobe Systems, Inc.                                 295
    47,100     America On-Line, Inc.*                            4,898
     2,400     Autodesk, Inc.                                       53
    26,300     Automatic Data Processing, Inc.                   1,174
    10,200     BMC Software Inc.*                                  730
    22,830     Computer Associates International, Inc.           1,398
    15,500     Compuware Corp.*                                    404
    18,200     First Data Corp.                                    799
    13,304     IMS Health, Inc.                                    303
   216,900     Microsoft Corp.*                                 19,643
    14,100     Novell, Inc.*                                       292
    61,175     Oracle Corp.*                                     2,783
    11,300     Parametric Technology Co.*                          153
    10,300     Peoplesoft, Inc.*                                   174
     1,200     Shared Medical Systems Corp.                         56
                                                          ------------
                                                                33,155
                                                          ------------


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 97.5% (CONT'D.)

               TELECOMMUNICATION EQUIPMENT - 3.6%
     5,700     ADC Telecommunications, Inc.*                   $   239
     3,462     Andrew Corp.*                                        60
     7,400     General Instrument Corp.*                           356
   130,200     Lucent Technologies, Inc.                         8,447
    25,800     Motorola, Inc.                                    2,270
    56,400     Nortel Networks Corp.                             2,876
     6,800     QUALCOMM, Inc.*                                   1,286
     3,300     Scientific-Atlanta, Inc.                            164
    16,600     Tellabs, Inc.*                                      945
                                                          ------------
                                                                16,643
                                                          ------------

               TELECOMMUNICATIONS - 0.7%
    31,965     Global Crossing Ltd.*                               847
    14,100     Nextel Communications, Inc.*                        956
    18,700     Sprint Corp.                                      1,394
                                                          ------------
                                                                 3,197
                                                          ------------

               TELEPHONE - 7.5%
    13,000     Alltel Corp.                                        915
    46,700     Ameritech Corp.                                   3,138
   135,835     AT&T Corp.                                        5,909
    66,036     Bell Atlantic Corp.                               4,445
    80,100     BellSouth Corp.                                   3,605
     5,850     Century Telephone Enterprises, Inc.                 238
    41,700     GTE Corp.                                         3,206
    79,645     MCI WorldCom, Inc.*                               5,724
    83,604     SBC Communications, Inc.                          4,269
    36,900     Sprint Corp.                                      2,002
    21,465     U.S. West Communications Group                    1,225
                                                          ------------
                                                                34,676
                                                          ------------
               TEXTILES - 0.0%
       700     Springs Industries, Inc., Class A                    24
                                                          ------------

               TOBACCO - 0.8%
   101,600     Philip Morris Cos., Inc.                          3,473
     7,400     UST, Inc.                                           223
                                                          ------------
                                                                 3,696
                                                          ------------

               TOYS, GAMES & HOBBIES - 0.1%
     8,212     Hasbro, Inc.                                        176
    17,841     Mattel, Inc.                                        339
                                                          ------------
                                                                   515
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               TRANSPORTATION - 0.6%
    19,728     Burlington Northern Santa Fe Corp.           $      543
     9,224     CSX Corp.                                           391
    12,540     FDX Corp.*                                          486
     4,700     Kansas City Southern Industries, Inc.               218
    13,800     Laidlaw, Inc.                                        93
    16,200     Norfolk Southern Corp.                              397
    10,500     Union Pacific Corp.                                 505
                                                          ------------
                                                                 2,633
                                                          ------------

               TRUCKING & LEASING - 0.0%
     2,900     Ryder System, Inc.                                   59
                                                          ------------

               Total Common Stocks
               (cost $276,216)                                 448,459
                                                          ------------

PRINCIPAL
AMOUNT
(000S)
-----------

               SHORT-TERM INVESTMENTS - 3.2%

   $13,992     Banco Popular, Puerto Rico,
               Eurodollar Time Deposits,
               5.688%, 10/1/99                                  13,992
       890     U.S. Treasury Bill,
               4.68%, 1/6/00<F1>                                   879
                                                          ------------

               Total Short-Term Investments
               (cost $14,882)                                   14,871
                                                          ------------

               Total Investments -100.7%                       463,330
               (cost $291,098)

               Liabilities less Other Assets - (0.7)%          (3,308)
                                                          ------------
               NET ASSETS - 100.0%                            $460,022
                                                          ============


OPEN FUTURES CONTRACTS:

                       Notional                            Unrealized
          Number of     Amount      Contract    Contract       Loss
Type      Contracts     (000s)      Position      Exp.        (000s)
---------------------------------------------------------------------
S&P 500       34        $11,035       Long        12/99       $(523)
                                                              ======

<F1> Security pledged as collateral to cover margin requirements for open futures contracts.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

GROWTH EQUITY FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 98.1%

               AEROSPACE - 1.5%
   177,000     Boeing (The) Co.                             $    7,545
   150,000     United Technologies Corp.                         8,897
                                                          ------------
                                                                16,442
                                                          ------------

               ADVERTISING - 2.0%
   281,000     Interpublic Group of Cos., Inc.                  11,556
   200,000     Lamar Advertising Co.                             9,900
                                                          ------------
                                                                21,456
                                                          ------------

               AIRLINES - 0.5%
   321,000     Southwest Airlines Co.                            4,875
                                                          ------------

               BANKS - 4.9%
   170,200     Bank of America Corp.                             9,478
    44,000     Fuji Bank Corp. ADR                               5,348
   180,700     State Street Corp.                               11,678
   205,000     Southerntrust Corp.                               7,354
   289,500     Wells Fargo & Co.                                11,471
   133,000     Zions Bancorporation                              7,332
                                                          ------------
                                                                52,661
                                                          ------------

               BEVERAGES - 0.7%
   154,700     Coca-Cola Co.                                     7,435
                                                          ------------

               BUILDING MATERIALS - 0.6%
   215,000     Masco Corp.                                       6,665
                                                          ------------

               CHEMICALS - 1.1%
   195,600     du Pont (E.I.) de Nemours & Co.                  11,907
                                                          ------------

               COMMERCIAL SERVICES - 0.9%
   288,825     Paychex, Inc.                                     9,856
                                                          ------------

               COMPUTERS & NETWORKING - 10.2%
   300,250     Cisco Systems, Inc.*                             20,586
   282,000     Computer Sciences Corp.*                         19,828
   234,000     Dell Computer Corp.                               9,784
   328,600     EMC Corp.*                                       23,474
   136,600     IBM Corp.                                        16,580
   210,200     Sun Microsystems, Inc.*                          19,549
                                                          ------------
                                                               109,801
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COSMETIC/PERSONAL CARE - 1.1%
   130,900     Procter & Gamble Co.                            $12,272
                                                          ------------

               LEISURE TIME - 0.7%
   166,000     Royal Caribbean Cruises                           7,470
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 5.8%
   237,100     Capital One Financial Corp.                       9,247
   409,800     Concord EFS, Inc.                                 8,452
   309,500     Citigroup, Inc.                                  13,619
   151,600     Fannie Mae                                        9,503
   160,100     Freddie Mac                                       8,325
    21,433     Goldman Sachs Group, Inc                          1,307
   211,000     MBNA Corp.                                        4,813
    85,000     Morgan Stanley, Dean Witter & Co.                 7,581
                                                          ------------
                                                                62,847
                                                          ------------

               ELECTRONICS - 1.2%
   188,000     Solectron Corp.*                                 13,501
                                                          ------------

               FOOD - 0.8%
   294,635     Keebler Foods Co.*                                8,802
                                                          ------------

               HEALTH CARE - 3.8%
   213,800     Guidant Corp.                                    11,465
   206,500     Johnson & Johnson                                18,972
   294,200     Medtronic, Inc.                                  10,444
                                                          ------------
                                                                40,881
                                                          ------------

               INSURANCE - 1.5%
   181,124     American International Group, Inc.               15,746
                                                          ------------
               MEDIA - 1.4%
   198,600     Disney (The Walt) Co.                             5,139
   167,100     Time Warner, Inc.                                10,151
                                                          ------------
                                                                15,290
                                                          ------------

               MISCELLANEOUS MANUFACTURING - 6.6%
    81,000     Corning, Inc.                                     5,554
   369,700     General Electric Co.                             43,833
   216,300     Tyco International Ltd.                          22,333
                                                          ------------
                                                                71,720
                                                          ------------

               OIL & GAS PRODUCERS - 7.3%
   293,000     Burlington Resources, Inc                        10,768
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 98.1% (CONT'D.)

               OIL & GAS PRODUCERS - 7.3% (CONT'D.)
   116,000     Chevron Corp.                                 $  10,295
   273,460     EOG Resources, Inc.                               5,811
   407,200     Exxon Corp.                                      30,922
   356,500     Royal Dutch Petroleum Co.                        21,056
                                                          ------------
                                                                78,852
                                                          ------------

               OIL & GAS SERVICES - 2.1%
   288,200     Halliburton Co.                                  11,816
   181,600     Schlumberger Ltd.                                11,316
                                                          ------------
                                                                23,132
                                                          ------------

               FOREST PRODUCTS & PAPER - 0.7%
   151,000     International Paper                               7,257
                                                          ------------

               PHARMACEUTICALS - 6.1%
   313,400     Bristol-Myers Squibb Co.                         21,155
   153,100     Cardinal Health, Inc.                             8,344
   121,600     Lilly (Eli) & Co.                                 7,782
   164,000     Merck & Co., Inc.                                10,629
   244,800     Pfizer, Inc.                                      8,798
   203,000     Schering-Plough Corp.                             8,856
                                                          ------------
                                                                65,564
                                                          ------------

               PIPELINES - 0.8%
   200,400     Enron Corp.                                       8,267
                                                          ------------

               RETAIL - 12.2%
   622,000     Blockbuster, Inc.                                 7,931
   141,500     Dollar General Corp.                              4,369
   288,787     Gap (The), Inc.                                   9,241
   521,800     Home Depot (The), Inc.                           35,809
   305,000     Kohl's Corp.*                                    20,168
   420,000     Staples, Inc.*                                    9,161
    92,000     Tandy Corp.                                       4,755
   698,800     Walgreen Co.                                     17,732
   482,400     Wal-Mart Stores, Inc.                            22,944
                                                          ------------
                                                               132,110
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SEMICONDUCTORS - 7.8%
   183,000     Applied Materials, Inc.                         $14,251
   363,000     Intel Corp.                                      26,976
    90,000     Motorola, Inc.                                    7,920
   320,000     National Semiconductor Corp.                      9,760
   153,800     Texas Instruments, Inc.                          12,650
    81,000     Vitesse Semiconductor, Corp                       6,915
    95,500     Xilinx, Inc.                                      6,258
                                                          ------------
                                                                84,730
                                                          ------------
               SOFTWARE - 4.7%
   352,000     Fiserv, Inc                                      11,440
   431,000     Microsoft Corp.*                                 39,032
                                                          ------------
                                                                50,472
                                                          ------------

               TELECOMMUNICATION EQUIPMENT - 3.6%
   195,100     Linear Technology                                11,468
   257,200     Lucent Technologies, Inc.                        16,686
   179,900     Tellabs, Inc.*                                   10,243
                                                          ------------
                                                                38,397
                                                          ------------

               TELEPHONE - 6.0%
   270,100     Ameritech Corp.                                  18,147
   340,500     AT&T Corp.                                       14,812
   172,000     BellSouth Corp.                                   7,740
   190,200     MCI WorldCom, Inc.*                              13,671
   198,000     SBC Communications, Inc.                         10,110
                                                          ------------
                                                                64,480
                                                          ------------

               TEXTILES - 0.4%
    80,000     Cintas Corp.                                      4,625
                                                          ------------

               TOBACCO -1.1%
   347,500     Philip Morris Cos., Inc.                         11,880
                                                          ------------
               Total Common Stocks
               (cost $743,302)                              $1,059,393
                                                          ------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               SHORT-TERM INVESTMENT - 1.8%
               (cost $19,989)

   $19,989     Banco Popular, Puerto Rico
               Eurodollar Time Deposits,
               5.688%, 10/1/99                             $    19,989
                                                          ------------

               Total Investments - 99.9%
               (cost $763,291)                               1,079,382

               Other Assets less Liabilities - 0.1%                903
                                                          ------------

               NET ASSETS - 100.0%                          $1,080,285
                                                          ============

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

SELECT EQUITY FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.1%

               AEROSPACE - 2.2%
    40,000     AlliedSignal, Inc.                             $  2,398
    52,000     United Technologies Corp.                         3,084
                                                          ------------
                                                                 5,482
                                                          ------------

               AIRLINES - 0.7%
   121,500     Southwest Airlines Co.                            1,845
                                                          ------------

               AUTO MANUFACTURERS - 1.0%
    31,000     Honda Motor Co., Ltd. ADR                         2,536
                                                          ------------

               BANKS - 3.3%
    75,000     Bank of Tokyo - Mitsubishi Ltd. ADR               1,148
    46,500     Chase Manhattan Corp.                             3,505
    90,000     Wells Fargo & Co.                                 3,566
                                                          ------------
                                                                 8,219
                                                          ------------

               BIOTECHNOLOGY - 1.2%
    37,000     Biogen, Inc.*                                     2,916
                                                          ------------

               CHEMICALS - 0.9%
    18,383     du Pont (E.I.) de Nemours & Co.                   1,119
    24,000     Praxair, Inc.                                     1,104
                                                          ------------
                                                                 2,223
                                                          ------------

               COMMERCIAL SERVICES - 0.2%
    42,000     Modis Professional Services, Inc.*                  557
                                                          ------------

               COMPUTERS - 10.3%
     6,200     Brocade Communications Systems, Inc.*             1,302
    68,000     Cisco Systems, Inc.*                              4,662
    68,000     EMC Corp.*                                        4,858
    39,000     Hewlett-Packard Co.                               3,588
    38,000     International Business Machines Corp.             4,612
    57,000     Sun Microsystems, Inc.*                           5,301
    14,000     VeriSign, Inc.*                                   1,491
                                                          ------------
                                                                25,814
                                                          ------------

               COSMETICS/PERSONAL CARE - 1.1%
    30,000     Procter & Gamble Co.                              2,813
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 7.7%
    37,500     American Express Co.                              5,048
    97,750     Citigroup, Inc.                                   4,301

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               DIVERSIFIED FINANCIAL SERVICES - 7.7% (CONT'D.)
    60,000     Freddie Mac                                    $  3,120
    33,000     Hambrecht & Quist, Inc.*                          1,615
    13,000     Morgan Stanley, Dean Witter & Co.                 1,159
    25,000     Providian Financial Corp.                         1,980
    60,000     Schwab (Charles) Corp.                            2,021
                                                          ------------
                                                                19,244
                                                          ------------

               ELECTRONICS - 4.0%
    45,000     Johnson Controls, Inc.                            2,984
    22,000     Linear Technology Corp.                           1,293
    21,000     SDL, Inc.*                                        1,603
    57,000     Solectron Corp.*                                  4,093
                                                          ------------
                                                                 9,973
                                                          ------------

               ENTERTAINMENT - 0.5%
    15,000     Univision Communications, Inc.*                   1,221
                                                          ------------

               FOREST PRODUCTS & PAPER - 0.6%
    25,000     Weyerhaeuser Co.                                  1,441
                                                          ------------

               HEALTH CARE - 6.5%
    52,000     Guidant Corp.*                                    2,790
    29,500     Johnson & Johnson                                 2,710
    25,000     MedImmune, Inc.*                                  2,491
    88,000     Medtronic, Inc.                                   3,124
    28,000     MiniMed, Inc.*                                    2,751
    30,000     VISX, Inc.*                                       2,373
                                                          ------------
                                                                16,239
                                                          ------------

               INSURANCE - 2.6%
    67,000     AFLAC, Inc.                                       2,806
    40,937     American International Group, Inc.                3,559
                                                          ------------
                                                                 6,365
                                                          ------------

               MEDIA - 3.5%
    48,000     MediaOne Group, Inc.*                             3,279
    45,000     Time Warner, Inc.                                 2,734
    54,000     Tribune Co.                                       2,687
                                                          ------------
                                                                 8,700
                                                          ------------
               MISCELLANEOUS MANUFACTURING - 5.9%
    76,000     General Electric Co.                              9,011
    54,500     Tyco International Ltd.                           5,627
                                                          ------------
                                                                14,638
                                                          ------------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               OIL & GAS PRODUCERS - 6.9%
    30,000     Apache Corp.                                   $  1,296
    21,500     Atlantic Richfield Co.                            1,905
    11,000     BP Amoco PLC ADR                                  1,219
    93,000     Burlington Resources, Inc.                        3,418
    38,695     Conoco Inc., Class B                              1,059
    68,000     ENSCO International, Inc.                         1,228
   100,090     EOG Resources, Inc.                               2,127
    23,000     Exxon Corp.                                       1,747
    31,000     Mobil Corp.                                       3,123
                                                          ------------
                                                                17,122
                                                          ------------

               OIL & GAS SERVICES - 1.4%
    35,000     Schlumberger Ltd.                                 2,181
    40,000     Weatherford International, Inc.*                  1,280
                                                          ------------
                                                                 3,461
                                                          ------------

               PHARMACEUTICALS - 2.9%
   110,000     Elan Corp. PLC ADR*                               3,692
    18,000     Merck & Co., Inc.                                 1,167
    66,000     Pfizer, Inc.                                      2,372
                                                          ------------
                                                                 7,231
                                                          ------------

               PIPELINES - 1.6%
    96,000     Enron Corp.                                       3,960
                                                          ------------

               RETAIL - 6.5%
    25,000     E-Tek Dynamics, Inc.*                             1,356
    40,000     Home Depot (The), Inc.                            2,745
    43,000     Kohl's Corp.*                                     2,843
    40,000     Tandy Corp.                                       2,068
   108,000     Wal-Mart Stores, Inc.                             5,137
    80,000     Walgreen Co.                                      2,030
                                                          ------------
                                                                16,179
                                                          ------------

               SEMICONDUCTORS - 7.0%
    20,000     Broadcom Corp.*                                   2,180
    25,000     Conexant Systems, Inc.*                           1,816
    70,000     Intel Corp.                                       5,202
    62,000     Texas Instruments, Inc.                           5,099
    48,000     Xilinx, Inc.*                                     3,145
                                                          ------------
                                                                17,442
                                                          ------------

               SOFTWARE - 8.0%
     8,000     Adobe Systems, Inc.                                 908
    12,500     BroadVision, Inc.*                                1,663
     8,000     DoubleClick, Inc.*                                  953

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SOFTWARE - 8.0% (CONT'D.)
    25,000     Electronic Arts, Inc.*                       $    1,809
   101,000     Microsoft Corp.*                                  9,147
    19,342     NetZero, Inc.*                                      503
    50,000     Oracle Corp.*                                     2,275
    16,000     RealNetworks, Inc.*                               1,673
    15,000     Siebel Systems, Inc.*                               999
                                                          ------------
                                                                19,930
                                                          ------------

               TELECOMMUNICATION EQUIPMENT - 6.0%
    27,000     Comverse Technology, Inc.*                        2,546
    52,000     General Instrument Corp.*                         2,504
    23,000     JDS Uniphase Corp.*                               2,618
    25,000     Lucent Technologies, Inc.                         1,622
    19,500     QUALCOMM, Inc.*                                   3,689
    25,000     Veritas Software Corp*                            1,898
                                                          ------------
                                                                14,877
                                                          ------------

               TELECOMMUNICATIONS - 3.6%
    52,000     Nextel Communications, Class A*                   3,526
    23,500     Vodafone AirTouch PLC                             5,587
                                                          ------------
                                                                 9,113
                                                          ------------

               TELEPHONE - 3.0%
    52,500     Ameritech Corp.                                   3,527
    45,000     MCI WorldCom, Inc.*                               3,234
    12,000     NEXTLINK Communications, Inc. Class A*              622
                                                          ------------
                                                                 7,383
                                                          ------------

               Total Common Stocks
               (cost $193,367)                                 246,924
                                                          ------------

PRINCIPAL
AMOUNT
(000S)
-------------

               SHORT-TERM INVESTMENT - 0.9%
               (cost $2,122)

    $2,122     Banco Popular, Puerto Rico,
               Eurodollar Time Deposit,
               5.688%, 10/1/99                                   2,122
                                                          ------------

               Total Investments - 100.0%
               (cost $195,489)                                 249,046

               Assets Less Other Liabilities - 0.0%                 59
                                                          ------------

               NET ASSETS - 100.0%                            $249,105
                                                          ============


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

MID CAP GROWTH FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 91.5%

               BIOTECHNOLOGY - 4.9%
    60,000     Biogen, Inc.                                   $  4,729
   120,000     Chiron Corp.                                      3,322
     9,081     Genentech, Inc.                                   1,329
    58,000     Genzyme Corp.                                     2,614
                                                          ------------
                                                                11,994
                                                          ------------
               COMPUTERS - 5.4%
    13,139     Foundry Networks, Inc.                            1,656
    56,100     Lexmark International Group, Inc.                 4,516
    90,000     National Computer Systems, Inc.                   3,451
    50,000     Network Appliance, Inc.                           3,581
                                                          ------------
                                                                13,204
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 1.8%
    90,000     Hambrecht & Quist, Inc.*                          4,404
                                                          ------------

               ELECTRONICS - 9.9%
    93,200     Credence Systems Corp.                            4,182
    45,000     Linear Technology Corp.                           2,645
    39,000     Maxim Integrated Products                         2,461
    90,000     Micrel, Inc.                                      3,904
    38,000     Power Integrations, Inc.                          2,631
    42,000     Solectron Corp.*                                  3,016
    64,000     Vitesse Semiconductor Corp.                       5,464
                                                          ------------
                                                                24,303
                                                          ------------

               ENTERTAINMENT - 0.2%
    20,000     Zomax, Inc.                                         518
                                                          ------------

               FOREST PRODUCTS & PAPER - 0.9%
    54,000     Willamette Industries                             2,329
                                                          ------------

               HEALTH CARE - 2.1%
    46,800     Minimed, Inc.                                     4,598
    17,000     Techne Corp.                                        533
                                                          ------------
                                                                 5,131
                                                          ------------

               IRON/STEEL - 0.5%
    25,000     Nucor Corp.                                       1,191
                                                          ------------

               MACHINERY-DIVERSIFIED - 1.4%
    64,500     Rockwell International Corp.                      3,386
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               MEDIA - 1.9%
       328     Tivo, Inc.                                   $       10
    56,400     Univision Communications, Inc.                    4,589
                                                          ------------
                                                                 4,599
                                                          ------------

               OIL & GAS PRODUCERS - 4.5%
    85,000     Apache Corp.                                      3,671
    40,300     Diamond Offshore Drilling                         1,345
    80,000     EOG Resources, Inc.                               1,700
   140,000     Transocean Offshore, Inc.                         4,287
                                                          ------------
                                                                11,003
                                                          ------------

               OIL & GAS SERVICES - 3.2%
    97,300     Baker Hughes,  Inc.                               2,822
    80,000     Hanover Compressor Co.                            2,545
    83,000     Weatherford International, Inc.                   2,656
                                                          ------------
                                                                 8,023
                                                          ------------

               PHARMACEUTICALS - 1.8%
    40,000     Gilead Sciences, Inc.                             2,568
    19,500     MedImmune, Inc.                                   1,943
                                                          ------------
                                                                 4,511
                                                          ------------

               RETAIL - 2.0%
    35,000     Kohl's Corp.                                      2,314
    52,000     Tandy Corp.                                       2,688
                                                          ------------
                                                                 5,002
                                                          ------------

               SEMICONDUCTORS - 10.2%
    80,000     Altera Corp.                                      3,470
    59,600     Conexant Systems, Inc.                            4,330
   120,000     Cree Research, Inc.                               4,073
    44,000     PMC - Sierra,  Inc.                               4,070
    66,500     SDL, Inc.                                         5,075
    10,000     Triquint Semiconductor, Inc.                        572
    52,500     Xilinx, Inc.                                      3,440
                                                          ------------
                                                                25,030
                                                          ------------

               SOFTWARE - 23.4%
    15,200     Allscrips Pharmaceuticals, Inc                      241
    44,900     BroadVision, Inc.                                 5,975
    67,500     Citrix Systems, Inc.                              4,181
    21,000     Covad Communications Group, Inc.                    915
    22,444     Digex, Inc.                                         532
    45,000     DoubleClick, Inc.                                 5,361
    55,000     Electronic Arts, Inc.                             3,981

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SOFTWARE - 23.4% (CONT'D.)
    31,000     Genesys Telecomm Labs, Inc.                   $   1,416
    30,000     Inktomi Corp.                                     3,601
     7,619     Internap Network Services                           340
    12,496     Internet Capital Group LLC                        1,098
     8,727     Kana Communications, Inc.                           435
    92,000     Legato Systems, Inc.                              4,011
    80,000     Mercury Interactive Corp.                         5,165
    12,895     NetZero, Inc.                                       335
     4,166     pcOrder.com, Inc.                                   146
    87,000     Rational Software Corp.                           2,547
   144,000     Research In Motion Ltd.                           4,455
   111,500     Verity, Inc.                                      7,673
    58,000     Vignette Corp.                                    5,249
                                                          ------------
                                                                57,657
                                                          ------------

               TELECOMMUNICATION EQUIPMENT - 9.4%
   101,000     Antec Corp.                                       5,366
    78,000     E-Tek Dynamics, Inc.                              4,231
    75,400     General Instrument Corp.                          3,628
    49,300     JDS Uniphase Corp.                                5,611
    12,500     Powerwave Technologies, Inc.                        603
    20,000     QUALCOMM, Inc.                                    3,784
                                                          ------------
                                                                23,223
                                                          ------------

               TELECOMMUNICATIONS - 6.1%
    51,500     Comverse Technology, Inc.                         4,857
   115,000     McLeodUSA, Inc.                                   4,895
    77,000     U.S. Cellular Corp.                               5,236
                                                          ------------
                                                                14,988
                                                          ------------

               TELEPHONE - 1.9%
    89,600     NEXTLINK Communications, Inc.,
               Class A*                                          4,645
                                                          ------------

               Total Common Stocks
               (cost $194,714)                                 225,141
                                                          ------------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               SHORT-TERM INVESTMENT - 6.6%
               (cost $16,134)

   $16,134     Banco  Popular, Puerto Rico,
               Eurodollar Time Deposits,
               5.688%, 10/1/99                               $  16,134
                                                          ------------

               Total Investments - 98.1%
               (cost $210,848)                                 241,275

               Assets less Other Liabilities - 1.9%              4,728
                                                          ------------

               Net Assets - 100.0%                            $246,003
                                                          ============

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

SMALL CAP INDEX FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5%

               ADVERTISING - 0.6%
       800     AdForce*                                        $    20
     3,041     Advo, Inc.*                                          61
     2,300     E4L, Inc.*                                            9
     4,100     Getty Images, Inc.*                                  99
       100     Grey Advertising, Inc.                               37
     7,050     Ha-Lo Industries, Inc.*                              44
     2,300     Marketing Services Group, Inc.*                      27
       500     Modem Media Poppe Tyson, Inc.*                       19
     3,300     Penton Media, Inc.                                   54
     5,500     R.H. Donnelley Corp.                                102
     7,200     Sitel Corp.*                                         31
     7,000     True North Communications                           255
     4,300     Valuevision International, Inc.*                    112
                                                          ------------
                                                                   870
                                                          ------------

               AEROSPACE - 0.8%
     4,500     AAR Corp.                                            81
     3,000     Aeroflex, Inc.*                                      37
     1,700     Alliant Techsystems, Inc.*                          118
     3,900     BE Aerospace, Inc.*                                  47
       800     Curtiss-Wright Corp.                                 26
     4,140     Fairchild Corp. (The)*                               42
     5,500     Gencorp, Inc.                                       101
       800     Heico Corp.                                          15
     3,700     Kaman Corp.                                          47
     2,000     Kellstrom Industries, Inc.*                          20
     2,350     Nichols Research Corp.*                              63
     6,200     Orbital Sciences Corp.*                             108
     1,500     Primex Technologies, Inc.                            30
     3,600     Remec, Inc.*                                         49
     1,700     Sequa Corp.*                                        107
     6,100     Titan Corp.*                                         88
     1,900     Triumph Group, Inc.*                                 50
                                                          ------------
                                                                 1,029
                                                          ------------

               AGRICULTURE - 0.3%
     6,300     Agribiotech, Inc.*                                   26
     1,700     Agribrands International, Inc.*                      84
     5,800     Cadiz, Inc.*                                         55
     6,300     Delta & Pineland Co.                                163
     3,800     Hines Horticulture, Inc.*                            37
     1,100     Tejon Ranch Co.                                      32
                                                          ------------
                                                                   397
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               AIRLINES - 0.4%
     9,400     Airtran Holdings, Inc.*                        $     47
     4,000     Alaska Airgroup, Inc.*                              163
     5,373     America West Holdings Corp.*                         93
       600     Amtran, Inc.*                                        11
     2,000     Atlantic Coast Airlines Holding, Inc.*               36
     2,900     Frontier Airlines, Inc.*                             28
     5,200     Mesa Air Group, Inc.*                                32
     2,100     Mesaba Holdings, Inc.*                               25
     2,300     Midwest Express Holdings, Inc.*                      60
     3,400     Skywest, Inc.                                        75
    10,000     Trans World Airlines*                                36
                                                          ------------
                                                                   606
                                                          ------------

               APPAREL - 0.7%
     3,800     Authentic Fitness Corp.                              67
     8,900     Burlington Industries, Inc.*                         39
     1,500     Columbia Sportswear Co.*                             21
     2,300     Donna Karan International, Inc.*                     20
       600     Global Sports, Inc.*                                 13
     1,300     Guess ?, Inc.*                                       17
     1,100     K-Swiss, Inc.                                        35
     3,750     Kellwood Co.                                         82
     5,186     Nautica Enterprises, Inc.*                           84
     2,100     Oshkosh B'gosh, Inc.                                 34
     1,100     Oxford Industries, Inc.                              24
     3,700     Phillips-Van Heusen                                  33
     3,550     Quiksilver, Inc.*                                    65
     7,500     Reebok International Ltd.*                           80
     4,600     Russell Corp.                                        65
     7,800     Stride Rite Corp.                                    55
       900     Tarrant Apparel Group*                               10
     1,600     Timberland Co.*                                      62
       800     Tropical Sportswear International Corp.*             15
     9,800     Unifi, Inc.*                                        108
     6,800     Wolverine World Wide                                 77
                                                          ------------
                                                                 1,006
                                                          ------------

               AUTO MANUFACTURERS - 0.1%
     1,600     ASV, Inc.*                                           23
     1,800     Oshkosh Truck Corp.                                  48
     3,500     Wabash National Corp.                                71
                                                          ------------
                                                                   142
                                                          ------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               AUTO PARTS & EQUIPMENT - 0.7%
     3,300     Aftermarket Technology Corp.*                  $     35
     1,400     American Axle & Manufacturing
               Holdings, Inc.*                                      20
     4,200     Arvin Industries, Inc.                              130
     2,100     Bandag, Inc.                                         67
    10,400     Collins & Aikman Corp.                               73
     3,600     Delco Remy International, Inc.*                      32
     2,600     Dura Automotive Systems, Inc.*                       63
     3,200     Exide Corp.                                          31
     2,900     Hayes Lemmerz International, Inc.*                   67
     6,750     Miller Industries, Inc.*                             19
     3,500     OEA, Inc.                                            27
     3,075     Simpson Industries                                   34
     1,400     Standard Motor Products, Inc.                        27
     2,425     Standard Products Co.                                86
     3,300     Superior Industries International                    92
     2,750     Titan International, Inc.                            28
     6,600     Tower Automotive, Inc.*                             131
     2,412     Wynn's International, Inc.                           38
                                                          ------------
                                                                 1,000
                                                          ------------

               BANKS - 6.0%
     1,600     Alabama National Bancorp                             37
     4,682     Amcore Financial, Inc.                               97
     1,100     Anchor Financial Corp.                               40
     2,000     Area Bancshares Corp.                                58
       700     Bancfirst Corp.                                      22
     1,200     Bancfirst Ohio Corp.                                 26
     1,300     Banco Santander, Puerto Rico                         22
     9,380     Bancorpsouth, Inc.                                  159
     3,700     Bancwest Corp.                                      150
     1,868     Bank of Granite Corp.                                53
     3,810     Banknorth Group, Inc.                               114
     3,100     Bay View Capital Corp.                               41
     1,852     BOK Financial Corp.*                                 36
     2,642     Brenton Banks, Inc.                                  37
     1,100     BSB Bancorp, Inc.                                    26
     2,180     BT Financial Corp.                                   53
       850     Capital City Bank Group, Inc.                        19
     3,600     Carolina First Corp.                                 71
     1,500     Cathay Bancorp, Inc.                                 54
     3,052     Centennial Bancorp*                                  35
     1,500     Century South Banks, Inc.                            35
     2,235     Chemical Financial Corp.                             76
     4,657     Chittenden Corp.                                    133

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               BANKS - 6.0% (CONT'D.)
     4,100     Citizens Banking Corp.                             $107
     2,799     City Holding Co.                                     54
     4,585     Commerce Bancorp, Inc.                              190
     7,700     Community First Bankshares                          130
     1,844     Community Trust Bancorp                              40
     1,600     Corus Bankshares, Inc.                               41
     1,400     CPB, Inc.                                            32
     1,855     CVB Financial Corp.                                  49
     3,700     East-West Bancorp, Inc.                              44
     2,081     F & M BanCorp., Inc.                                 72
     1,543     F & M Bancorp                                        41
     3,720     F & M National Corp.                                 97
     3,061     F.N.B. Corp.                                         74
     1,100     Farmers Capital Bank Corp.                           39
     1,500     FCNB Corp.                                           28
     3,950     First Bancorp/Puerto Rico                            78
     1,800     First Busey Corp, Class A                            41
     2,600     First Charter Corp.                                  45
       900     First Citizens Bankshares                            69
     1,000     First Commerce Bankshares, Inc.                      21
     5,100     First Commonwealth Financial Co                     130
     4,601     First Financial Bancorp                             108
     1,614     First Financial Bankshares, Inc.                     54
     1,053     First Financial Corp.                                39
     1,950     First Merchants Corp.                                46
     3,973     First Midwest Bancorp, Inc.                         152
     1,600     First Republic Bank*                                 42
     1,804     First Source Corp.                                   43
     4,100     First United Bancshares                              73
     2,400     Frontier Financial Corp.                             61
     1,870     GBC Bancorp                                          36
     1,500     Glacier Bancorp, Inc.                                26
     2,610     Grand Premier Financial, Inc.                        40
     1,600     Greater Bay Bancorp                                  54
     1,400     Hamilton Bancorp, Inc.*                              30
     1,475     Hancock Holding Co.                                  59
     1,205     Harleysville National Corp.                          42
     6,426     Hudson United Bancorp                               198
     5,728     Imperial Bancorp                                    122
     2,000     Independent Bank Corp.                               26
     2,075     International Bancshares Corp.                       93
     2,550     Interwest Bancorp, Inc.                              53
     2,168     Investors Financial Services Co                      75
     1,800     Irwin Financial Corp.                                36
     1,433     Jeffbanks, Inc.                                      41

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               BANKS - 6.0% (CONT'D.)
     1,000     Mahoning National Bancorp                          $ 39
     1,600     Merchants New York Bancorp                           61
       425     Michigan Financial Corp.                             13
     1,309     Mid-America Bancorp                                  32
     1,700     Mid-State Bancshares                                 52
     1,400     Midwest Banc Holdings, Inc.                          23
     1,000     Mississippi Valley Bancshares                        32
     2,400     National Bancorp of Alaska                           62
     2,818     National City Bancshares                             86
     2,841     National Penn Bankshares, Inc.                       78
     2,114     NBT Bancorp, Inc.                                    37
     1,450     Omega Financial Corp.                                46
     5,493     One Valley Bancorp, Inc.                            190
     1,866     Oriental Financial Group                             43
     4,000     Pacific Capital Bancorp                             138
     1,300     Park National Corp.                                 131
     1,000     Peoples Holding Co.                                  34
     4,300     Premier Bancshares, Inc.                             75
     2,600     Premier National Bancorp, Inc.                       45
     4,243     Provident Bankshares Corp.                           90
     1,700     R & G Financial Corp.                                24
     6,825     Republic Bancorp                                     79
     1,000     Republic Bancorp, Inc.                               10
     1,000     Republic Bancshares, Inc.*                           14
     8,432     Republic Security Financial Corp.                    73
     3,200     Riggs National Corp.                                 54
     4,500     S & T Bancorp, Inc.                                 102
     1,600     Sandy Spring Bancorp, Inc.                           50
     1,800     Second Bancorp, Inc.                                 49
     1,650     Shoreline Financial Corp.                            34
     3,000     Silicon Valley Bancshares                            72
     1,100     Simmons First National Corp.                         33
     9,762     Sky Financial Group, Inc.*                          229
     4,500     Southwest Bancorp of Texas                           78
     4,050     Sterling Bancshares, Inc.                            46
       900     Sterling Financial Corp.                             35
     6,037     Susquehanna Bancshares, Inc.                        104
     2,350     Texas Regional Bancshares                            58
     4,150     Triangle Bancorp, Inc.                               77
     2,700     Trust Co. of New Jersey                              62
     4,382     Trustco Bank Corp.                                  129
     2,679     UMB Financial Corp.                                 112
     7,100     United Bankshares, Inc.                             173

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               BANKS - 6.0% (CONT'D.)
     2,500     United National Bancorp                        $     58
     2,200     U.S. Bancorp, Inc.                                   30
     1,660     USB Holding Co. Inc.                                 28
     6,960     UST Corp.                                           214
     3,400     Wesbanco, Inc.                                       87
     2,400     West Coast Bancorp                                   35
     3,500     Western Bancorp                                     135
     6,900     Westernbank Puerto Rico                              84
     3,850     Whitney Holding Corp.                               132
                                                          ------------
                                                                 8,172
                                                          ------------

               BEVERAGES - 0.3%
     3,000     Beringer Wine Estates Holdings *                    123
       709     Buenos Aires Embotelladora SA                         -
     2,600     Canandaigua Brands, Inc.*                           155
       227     Coca-Cola Bottling Co. Consolidated                  13
       100     Farmer Bros. Co.                                     17
     1,400     Robert Mondavi*                                      53
                                                          ------------
                                                                   361
                                                          ------------

               BIOTECHNOLOGY - 1.8%
     2,600     Affymetrix, Inc.*                                   256
     2,200     Aviron*                                              53
     1,400     Bio-Rad Laboratories*                                38
     8,500     Bio-Technology General Corp.*                        82
     2,000     Entremed, Inc.*                                      43
     3,597     Enzo Biochem, Inc.*                                 102
     5,900     Enzon, Inc.*                                        180
     3,700     Human Genome Sciences, Inc.*                        273
     3,400     IDEC Pharmaceuticals Corp.*                         320
     3,900     Incyte Pharmaceuticals, Inc.*                        90
     2,200     Inhale Therapeutic Systems, Inc.*                    67
       700     Invitrogen Corp.*                                    24
     6,423     Liposome Co., Inc.*                                  49
     5,900     Millennium Pharmaceuticals*                         383
     5,145     Organogenesis, Inc.*                                 38
     4,100     PE Corp.-Celera Genomics *                          165
     3,000     Protein Design Labs, Inc.*                          108
     2,700     Regeneron Pharmaceutical*                            22
     1,300     SafeScience, Inc.*                                   21
     3,550     Serologicals Corp.*                                  15
     2,800     Transkaryotic Therapies, Inc.*                      144
     2,700     Vical, Inc.*                                         37
                                                          ------------
                                                                 2,510
                                                          ------------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               BUILDING MATERIALS - 1.1%
     4,700     Apogee Enterprises, Inc.                       $     33
       900     Butler Manufacturing Co.                             24
     1,400     Centex Construction Products                         52
     4,600     Comfort Systems USA, Inc.*                           54
     8,800     Dal-Tile International, Inc.*                        70
     3,207     Elcor Corp.                                          80
     3,040     Florida Rock Industries                             106
     2,000     Genlyte Group, Inc.*                                 48
     1,300     Giant Cement Holding, Inc.                           30
     8,300     Hussmann International, Inc.                        141
     3,000     Lone Star Industries                                150
     1,700     LSI Industries, Inc.                                 39
       500     Mestek, Inc.*                                        10
     3,700     Modine Manufacturing Co.                             86
     3,100     NCI Building Systems, Inc.*                          51
     1,600     Nortek, Inc.*                                        55
     4,500     Rayonier, Inc.                                      189
     1,600     Republic Group, Inc.                                 22
     1,300     Simpson Manufacturing Co., Inc.*                     61
     2,100     TJ International, Inc.                               53
     3,400     Texas Industries, Inc.                              126
       700     Trex Co., Inc.*                                      19
     2,500     Universal Forest Products                            33
                                                          ------------
                                                                 1,532
                                                          ------------

               CHEMICALS - 1.9%
    10,200     Airgas, Inc.*                                       119
     4,100     Albemarle Corp.                                      83
     3,600     Arch Chemicals, Inc.                                 58
     1,000     Bush Boake Allen, Inc.*                              26
     3,800     Cambrex Corp.                                       100
     3,000     Chemfirst, Inc.                                      82
    18,910     CK Witco Corp.                                      275
     7,000     Cytec Industries, Inc.*                             168
    10,400     Ethyl Corp.                                          40
     5,750     Ferro Corp.                                         123
     2,200     Fuller (H. B.) Co.                                  134
     5,100     Georgia Gulf Corp.                                   90
     3,500     Geon Co.                                             90
     8,100     Hanna (M.A.) Co.                                     92
     2,500     International Specialty Product*                     25
     3,834     Lilly Industries, Inc.                               52
     2,500     Macdermid, Inc.                                      85
     3,100     Minerals Technologies, Inc.                         151
     4,337     Mississippi Chemical Corp.                           30

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               CHEMICALS - 1.9% (CONT'D.)
     3,600     NL Industries                                   $    45
     2,100     Octel Corp.*                                         24
     3,850     OM Group, Inc.                                      148
     5,100     Schulman (A.), Inc.                                  88
     2,500     Spartech Corp.                                       73
     1,000     Stepan Co.                                           23
     5,600     Terra Industries, Inc.                                9
     3,800     U.S. Plastic Lumber Co.*                             47
    10,700     W.R. Grace & Co.*                                   172
     5,100     Wellman, Inc.                                        92
                                                          ------------
                                                                 2,544
                                                          ------------

               COAL - 0.1%
     2,800     Arch Coal, Inc.                                      34
     3,800     CONSOL Energy, Inc.                                  55
                                                          ------------
                                                                    89
                                                          ------------

               COMMERCIAL SERVICES - 4.8%
     3,000     Aaron Rents, Inc.                                    52
     1,600     Abacus Direct Corp.*                                195
     2,624     ABM Industries, Inc.                                 67
     1,500     Administaff, Inc.*                                   24
     1,300     AHL Services, Inc.*                                  34
     1,000     Albany Molecular Research, Inc.*                     25
     3,600     Ameripath, Inc.*                                     30
     1,700     Applied Analytical Industries, Inc.*                 19
     3,600     Avis Rent A Car, Inc.*                               75
       800     Bacou USA, Inc.*                                     13
       393     Berlitz International, Inc.*                          8
     6,300     Billing Concepts Corp.*                              32
     3,702     Building One Services Corp.*                         45
     2,000     Bright Horizons Family Solution*                     31
     4,300     Budget Group, Inc.*                                  30
     1,800     Burns International Services Co*                     29
     1,200     Career Education Corp.*                              35
       800     Careerbuilder, Inc.*                                  6
    32,700     Caremark Rx, Inc.*                                  184
     1,600     Carey International, Inc.*                           40
     1,900     Carriage Services, Inc.*                             16
     1,800     CDI Corp.*                                           49
     1,650     Central Parking Corp.                                48
     9,600     Century Business Services, Inc.*                    112
     1,200     Charles River Associates, Inc.*                      33
     1,500     Chemed Corp.                                         45
     2,600     Coinstar, Inc.*                                      26
       800     Corinthian Colleges, Inc.*                           15

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               COMMERCIAL SERVICES - 4.8% (CONT'D.)
     1,600     Cornell Corrections, Inc.*                        $  26
     1,300     Corporate Executive Board Co.*                       53
     2,000     Cort Business Services Corp.*                        46
     1,100     CoStar Group, Inc.*                                  26
     1,300     CPI Corp.                                            44
     5,950     Crawford & Co.                                       85
     5,000     Data Broadcasting Corp.*                             38
     1,600     Data Transmission Network*                           40
     1,600     DBT Online, Inc.*                                    40
     1,300     Diamond Technology Partners, Inc.*                   58
     4,000     Dollar Thrifty Automotive Group*                     83
       800     Duff & Phelps Credit Rating                          64
     3,200     Education Management, Inc.*                          40
     2,474     Electro Rent Corp.*                                  31
     1,900     F.Y.I., Inc.*                                        64
     2,700     First Consulting Group, Inc.*                        27
     8,300     First Health Group Corp.*                           186
       400     Forrester Research, Inc.*                            16
     3,500     Franklin Covey Co.*                                  27
     5,000     Group Maintenance America Corp.*                     62
     2,200     Heidrick & Struggles, Inc.*                          42
     4,700     Hooper Holmes, Inc.                                 120
     4,400     Integrated Electrical Services*                      70
     9,230     Interim Services, Inc.*                             151
     3,000     International Telcomm Data Systems*                  25
     3,450     Iron Mountain, Inc.*                                117
     2,425     ITT Educational Services, Inc.*                      47
     2,900     Kelly Services, Inc.                                 87
     3,600     Korn/Ferry International*                            83
     1,800     Kroll-O'Gara Co.*                                    30
     5,900     Labor Ready, Inc.*                                   59
     1,300     Landauer, Inc.                                       33
     2,500     Lason, Inc.*                                        111
     1,800     Learning Tree International*                         30
     1,900     Maximus, Inc.*                                       57
     1,532     Mcgrath Rentcorp                                     28
     5,700     Medquist, Inc.*                                     191
     2,000     Memberworks, Inc.*                                   67
     2,700     Midas, Inc.                                          56
     6,700     NationsRent, Inc.*                                   52
     4,000     National Equipment Services*                         41
     1,300     National Processing, Inc.*                           12
     6,300     Navigant Consulting Co.*                            292

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMERCIAL SERVICES - 4.8% (CONT'D.)
     1,650     NCO Group, Inc.*                                  $  78
     2,000     Neff Corp.*                                          26
     1,700     Nextera Enterprises LLC*                              6
     2,975     NFO Worldwide, Inc.*                                 38
     8,200     Ogden Corp.                                          82
    11,600     Olsten Corp.                                        121
     1,800     On Assignment, Inc.*                                 43
     6,600     Orthodontic Centers of America*                     115
     4,200     Parexel International Corp.*                         38
     2,600     Pediatrix Medical Group, Inc.*                       36
     4,400     Personnel Group of America, Inc.*                    27
     4,950     Profit Recovery Group International*                221
     3,067     Pharmaceutical Product Development*                  42
    12,500     Phycor, Inc.*                                        55
     1,300     Pierce Leahy Corp.*                                  31
     6,400     Pittston Brink's Group                              148
     2,500     Plexus Corp.*                                        77
     3,200     Prepaid Legal Services, Inc.*                       126
     3,400     Primark Corp.*                                       97
       500     Professional Detailing, Inc.*                        13
     3,300     Protection One, Inc.*                                13
     1,300     Provant, Inc.*                                       21
     3,000     Proxymed, Inc.*                                      38
     4,300     Quanta Services, Inc.*                              126
     6,260     Renaissance Worldwide, Inc.*                         24
     2,800     Rent-A-Center, Inc.*                                 52
     2,787     Rent-Way, Inc.*                                      53
     2,900     Rollins, Inc.                                        45
     6,745     Romac International, Inc.*                           56
     3,000     Service Experts, Inc.*                               31
     1,400     Source Information Management Co.*                   20
     2,900     Staff Leasing, Inc.*                                 29
     5,000     Staffmark, Inc.*                                     40
     1,200     Startek, Inc.*                                       66
     1,200     Strayer Education, Inc.                              24
     1,200     Superior Consultant Holdings*                        14
     3,700     Teletech Holdings, Inc.*                             53
     2,200     Towne Services, Inc.*                                 7
       500     Track Data Corp.*                                     5
     2,300     United Payors & United Providers, Inc.*              41
    10,806     US Oncology, Inc.*                                   98
     1,350     Volt Information Sciences, Inc.*                     33
     2,200     Wackhenut Corp.                                      43
     1,700     Wackenhut Corrections Corp.*                         23
     1,800     Xceed, Inc.*                                         39
                                                          ------------
                                                                 6,589
                                                          ------------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMPUTERS - 4.2%
     1,700     ACT Networks, Inc.*                               $  15
     3,200     Advanced Digital Information*                        89
     1,900     Anacomp, Inc.*                                       31
     3,600     Analysts International Corp.                         37
     4,000     Ancor Communications, Inc.*                          97
     3,500     Anixter International, Inc.*                         81
     4,400     AnswerThink Consulting Group, Inc.*                  42
     3,050     APEX Inc.*                                           57
     4,400     Auspex Systems, Inc.                                 39
     5,406     Avant! Corp.*                                        96
     4,600     Axent Technologies, Inc.*                            60
     2,400     Bell & Howell Co.*                                   88
     3,000     Black Box Corp.*                                    158
     1,800     Brooktrout, Inc.*                                    25
     1,500     CACI International, Inc.*                            32
       800     Catapult Communications Corp.*                       12
     7,500     Ciber, Inc.*                                        115
       500     Cognizant Technology Solutions *                     16
     3,800     Complete Business Solutions*                         52
     8,100     Compucom Systems, Inc.*                              30
     4,950     Computer Horizons Corp.*                             58
     3,700     Computer Network Technology Corp.*                   34
     2,700     Computer Task Group, Inc.                            40
     8,000     Concurrent Computer Corp.*                           55
     2,200     Cotelligent, Inc.*                                    8
     1,700     Cybex Computer Products Corp.*                       57
     8,200     Data General Corp.*                                 173
     2,400     Digital River, Inc.*                                 52
     3,100     Echelon Corp.*                                       24
     1,400     eFax.com, Inc.*                                      11
     2,700     Emulex Corp.*                                       232
     2,600     Entrust Technologies, Inc.*                          58
     1,600     Factset Research Systems, Inc.                       91
       700     Globix Corp.*                                        33
     2,199     Henry (Jack) & Associates                            81
     3,315     Hutchinson Technology*                               90
     2,100     Hypercom Corp.*                                      17
     6,432     Inacom Corp.*                                        59
     3,600     InFocus Systems, Inc.*                               60
     7,100     Intergraph Corp.*                                    40
     4,700     InterVoice-Brite, Inc.*                              52
       600     International Integration, Inc.*                     20
     2,400     Intraware, Inc.*                                     63
    44,100     Iomega Corp.*                                       149
     3,800     ISS Group, Inc.*                                    104

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMPUTERS - 4.2% (CONT'D.)
     9,200     Komag, Inc.*                                    $    28
     2,075     Kronos, Inc.*                                        76
       700     Manhattan Associates, Inc.*                           4
     5,700     Mastech Corp.*                                       77
    10,400     Maxtor Corp.*                                        69
     1,600     Maxwell Technologies, Inc.*                          21
    10,700     Mentor Graphics Corp.*                               92
     1,700     Mercury Computer Systems, Inc.*                      58
     5,450     Metamor Worldwide, Inc.*                             97
     5,800     Micron Electronics, Inc.*                            61
     2,600     Micros Systems, Inc.*                               105
     5,000     MMC Networks, Inc.*                                 156
     4,800     MTI Technology Corp.*                               111
     3,100     MTS Systems Corp.                                    32
     5,200     National Computer Systems Inc.                      199
     2,100     Network Peripherals, Inc.*                           38
     3,100     PubliCARD, Inc.*                                     26
     1,700     QRS Corp.*                                          109
     1,700     Radiant Systems, Inc.*                               28
     1,100     RadiSys, Inc.*                                       43
     7,800     Read-Rite Corp.*                                     34
     5,900     RSA Security, Inc.*                                 157
       800     RWD Technologies, Inc.*                               6
     8,500     S3, Inc.*                                            89
     3,400     Sandisk Corp.*                                      222
     7,000     Sequent Computer Systems. Inc.*                     126
     4,600     Smart Modular Technologies*                         157
     3,600     Sykes Enterprises, Inc.*                             89
       900     Syntel, Inc.*                                         8
     5,366     Systems & Computer Technology Corp.*                 67
     6,812     Technology Solutions Co.*                            96
     6,700     Tyler Technologies, Inc.*                            30
     3,300     Visual Networks, Inc.*                              140
     5,800     Wave Systems Corp.*                                  62
    15,000     Western Digital Corp.*                               56
     3,500     Xircom, Inc.*                                       149
                                                          ------------
                                                                 5,751
                                                          ------------

               COSMETICS/PERSONAL CARE - 0.1%
     1,600     Chattem, Inc.*                                       35
     2,264     Kimberly-Clark Corp.                                119
                                                          ------------
                                                                   154
                                                          ------------


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------
               COMMON STOCKS - 99.5% (CONT'D.)

               DISTRIBUTION/WHOLESALE - 0.6%
     4,300     Anicom, Inc.*                                     $  23
     3,100     Aviall, Inc.*                                        32
     1,900     Aviation Sales Co.*                                  36
     8,824     Brightpoint, Inc.*                                   64
     5,600     Cellstar Corp.*                                      42
     8,300     CHS Electronics, Inc.*                               12
     2,900     Daisytek International Corp.*                        41
     4,700     Handleman Co.*                                       62
     3,875     Hughes Supply, Inc.                                  84
       700     JLK Direct Distribution, Inc.*                        5
     2,700     Keystone Automotive Industries, Inc.*                30
    13,700     Merisel, Inc.*                                       22
     1,600     Miami Computer Supply Corp.*                         29
     2,100     Navarre Corp.*                                       20
     5,362     Owens & Minor, Inc. Holding Co.                      52
     1,700     SCP Pool Corp.*                                      40
     5,300     United Stationers, Inc.*                            113
       600     Valley Media, Inc.*                                   7
     2,850     Watsco, Inc.                                         32
     4,200     Wesco International, Inc.*                           59
                                                          ------------
                                                                   805
                                                          ------------

               DIVERSIFIED FINANCIAL SERVICES - 1.8%
     3,100     Advanta Corp.                                        45
     1,200     Advest Group, Inc.                                   22
     3,800     Affiliated Managers Group*                          104
    10,300     AmeriCredit Corp.*                                  154
     8,300     Amresco, Inc.*                                       25
     6,700     Arcadia Financial Ltd.*                              29
     3,400     Charter Municipal Mortgage Acceptance Co.            44
     3,800     Cityscape Financial Corp.*                            -
     1,300     CompuCredit Corp.*                                   24
     2,300     Conning Corp.                                        26
     1,900     Contifinancial Corp.*                                 2
     3,800     Credit Acceptance Corp.*                             23
       800     Creditrust Corp.*                                    18
     2,086     Dain Rauscher Corp.                                 102
     5,200     Doral Financial Corp.                                70
     1,600     DVI, Inc.*                                           26
     4,900     Eaton Vance Corp.                                   157
     2,500     Everen Capital Corp.                                 74
     1,300     Federal Agricultural Mortgage Corp.*                 26
     8,500     Finet.com, Inc.*                                     26

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               DIVERSIFIED FINANCIAL SERVICES - 1.8% (CONT'D.)
     1,800     Financial Federal Corp.*                        $    34
     2,700     First Sierra Financial, Inc.*                        29
     1,800     Franchise Mortgage Acceptance Corp.                  13
     2,300     Freedom Securities Corp.                             31
     3,900     Friedman, Billings, Ramsey Group                     27
     3,400     Hambrecht & Quist, Inc.*                            166
     4,328     Imperial Credit Industries*                          19
     3,500     Jefferies Group, Inc.                                73
     1,200     John Nuveen Co.                                      45
     3,800     Long Beach Financial Corp.*                          60
     6,366     Metris Companies, Inc.                              187
     4,635     Morgan Keegan, Inc.                                  79
     1,700     National Discount Brokers Group*                     45
     1,600     New Century Financial Corp.*                         28
       900     NextCard, Inc.*                                      22
     7,350     Phoenix Investment Partners Ltd.                     62
     4,400     Pioneer Group, Inc.                                  66
       400     Prism Financial Corp.*                                4
     6,600     Raymond James Financial Corp.                       132
     3,700     Resource America, Inc.                               28
     3,848     Resource Bancshares MTG Group                        19
     1,200     Rock Financial Corp.                                 22
     1,902     Southwest Securities Group                           51
       100     Siebert Financial Corp.                               2
       700     Student Loan Corp.                                   29
     9,000     UniCapital Corp*                                     29
     8,700     United Asset Management Corp.                       167
       700     WFS Financial, Inc.*                                 14
                                                          ------------
                                                                 2,480
                                                          ------------

               ELECTRIC - 2.1%
     6,100     Avista Corp.                                        107
     3,623     Black Hills Corp.                                    84
     2,800     Central Hudson Gas & Electric Corp.                 110
     2,200     Cilcorp, Inc.                                       143
     3,700     Cleco Corp.                                         120
     5,300     CMP Group, Inc.                                     140
     3,400     Eastern Utilities Associates                        102
     9,900     EL Paso Electric Co.*                                89
     2,800     Empire District Electric Co.                         72
     5,300     Hawaiian Electric Industries                        186
     6,200     Idacorp, Inc.                                       187
     2,625     Madison Gas & Electric Co.                           52
     8,825     MDU Resources Group, Inc.                           199
     3,800     Northwestern Corp.                                   86


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               ELECTRIC - 2.1% (CONT'D.)
     2,167     NSTAR                                           $    84
     2,000     Otter Tail Power Co.                                 85
     5,900     Public Service Co. of New Mexico                    108
     6,000     RGS Energy Group, Inc.                              147
    13,088     Sierra Pacific Resources                            291
     3,850     SIGCORP, Inc.                                        98
     2,000     TNP Enterprises, Inc.                                78
     1,000     Trigen Energy Corp.                                  23
     5,420     Unisource Energy Corp. Holding*                      64
     2,300     United Illuminating Co.                             111
     4,400     WPS Resources Corp.                                 123
                                                          ------------
                                                                 2,889
                                                          ------------

               ELECTRICAL COMPONENT & EQUIPMENT - 1.1%
     1,200     AFC Cable Systems, Inc.*                             51
     2,300     Alpine Group, Inc.*                                  30
     2,600     American Superconductor Corp.*                       40
     5,300     Ametek, Inc.                                        105
     5,491     Artesyn Technologies, Inc.*                         104
     4,000     Belden, Inc.                                         82
     2,100     C&D Technologies, Inc.                               76
     4,650     Cable Design Technologies Corp.*                    106
     6,400     C-Cube Microsystems, Inc.*                          278
     5,200     General Cable Corp.                                  62
     3,200     Littelfuse, Inc.*                                    71
     1,900     Power-One, Inc.*                                     48
     4,500     Rayovac Corp.*                                       97
     2,525     SLI, Inc.*                                           54
     7,400     UCAR International, Inc.*                           169
     3,400     Valence Technology, Inc.*                            16
     3,100     Vicor Corp.*                                         70
                                                          ------------
                                                                 1,459
                                                          ------------

               ELECTRONICS - 4.1%
     1,600     Aavid Thermal Technologies*                          36
     7,000     Ampex Corp.*                                         21
     2,700     Amphenol Corp.*                                     134
     2,400     Anadigics, Inc.*                                     68
     1,000     Analogic Corp.                                       32
     1,700     Arguss Holdings, Inc.*                               25
     2,500     Benchmark Electronics, Inc.*                         88
     4,448     BMC Industries, Inc.-Minn                            55
     3,369     Brady Corp.                                         108
     1,600     Britesmile, Inc.*                                    16
     4,700     Checkpoint Systems, Inc.*                            44

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               ELECTRONICS - 4.1% (CONT'D.)
     3,900     Coherent, Inc.*                                 $    87
     3,200     Cohu, Inc.                                           68
     3,500     Credence Systems Corp.*                             157
     4,480     CTS Corp.                                           258
       850     Cubic Corp.                                          20
     4,600     Cymer, Inc.*                                        160
     4,800     DII Group, Inc.*                                    169
     3,700     Dionex Corp.*                                       158
     1,900     DSP Group, Inc.*                                     76
     7,500     EG&G, Inc.                                          299
     2,200     Electro Scientific Industries, Inc.*                117
     6,600     Fisher Scientific International*                    142
     4,400     Genrad, Inc.*                                        84
     2,200     Hadco Corp.*                                         95
     1,600     Harmon Industries, Inc.                              20
     3,500     Identix Inc.*                                        29
     2,500     Innovex Inc.                                         23
    13,600     Integrated Device Technology, Inc.*                 252
     1,400     ITI Technologies, Inc.*                              42
     6,300     Kemet Corp.*                                        201
     4,600     Kent Electronics Corp.*                              85
     5,900     LTX Corp.*                                           81
     1,200     Mechanical Technology, Inc.*                         43
     5,842     Methode Electronics                                 110
     6,300     Mettler Toledo International, Inc.*                 187
     4,700     Micrel, Inc.*                                       204
     1,600     Molecular Devices Corp.*                             44
       700     Moog, Inc.*                                          20
     2,780     OAK Industries, Inc.*                                95
     1,900     Optical Coating Laboratory                          175
     6,820     Paxar Corp.*                                         66
     5,000     Pittway Corp.                                       157
     1,500     Park Electrochemical Corp.                           49
     1,800     Power Integrations, Inc.*                           125
     1,300     Rogers Corp.*                                        48
     4,000     Sawtek, Inc.*                                       140
    11,200     Sensormatic Electronics Corp.*                      142
     3,000     Sipex Corp.*                                         43
     2,000     Stoneridge, Inc.*                                    35
     1,900     Technitrol, Inc.                                     67
     7,200     Tektronix, Inc.                                     241
     2,700     Thermedics, Inc.*                                    20
       700     Thermo Optek Corp.*                                   6
     1,000     Thermoquest Corp.*                                   10
       400     Thermospectra Corp.*                                  6

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               ELECTRONICS - 4.1% (CONT'D.)
     3,400     Trimble Navigation Ltd.*                       $     36
     5,000     Varian, Inc.*                                        89
     1,500     Veeco Instruments, Inc.*                             42
     2,800     Watts Industries                                     61
     1,400     Woodward Governor Co.                                35
                                                          ------------
                                                                 5,546
                                                          ------------

               ENGINEERING/CONSTRUCTION - 0.5%
     4,200     Dycom Industries, Inc.*                             177
     1,400     Emcor Group, Inc.*                                   27
     6,800     Foster Wheeler Corp.                                 82
     3,075     Granite Construction, Inc.                           80
     3,300     Insituform Technologies, Inc.*                       82
     3,600     Jacobs Engineering Group, Inc.*                     117
     5,300     Morrison Knudsen Corp.*                              55
       700     Pitt-Des Moines, Inc.                                15
     1,500     Stone & Webster, Inc.                                42
     2,100     URS Corp.*                                           51
                                                          ------------
                                                                   728
                                                          ------------

               ENTERTAINMENT - 1.0%
     3,000     AMC Entertainment, Inc.*                             42
     1,200     Anchor Gaming*                                       71
     3,200     Argosy Gaming Co.*                                   42
     4,900     Ascent Entertainment Group*                          67
     6,700     Aztar Corp.*                                         69
     6,100     Boyd Gaming Corp.*                                   37
     1,555     Carmike Cinemas, Inc.*                               20
     1,600     Championship Auto Racing Teams *                     42
     1,100     Churchill Downs, Inc.*                               25
     2,300     Dover Downs Entertainment                            32
     7,300     Fairfield Communities, Inc.*                         80
     2,900     Gaylord Entertainment Co.                            86
       900     GC Companies, Inc.*                                  27
     6,200     GTECH Holdings Corp.*                               133
     3,900     Hollywood Park, Inc.*                                60
       729     International Speedway Corp.                         38
     2,400     Loews Cineplex Entertainment Co.*                    19
     2,100     Macrovision Corp.*                                   93
     4,600     Players International, Inc.*                         34
     1,600     Scientific Games Holdings, Inc.*                     32
     3,400     Station Casinos, Inc.*                               79
     1,500     Steinway Musical Instruments*                        31

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               ENTERTAINMENT - 1.0% (CONT'D.)
     6,000     Sunterra Corp.*                                 $    71
       600     Trendwest Resorts, Inc.*                             16
     3,700     Vail Resorts, Inc.*                                  86
     1,800     Vistana, Inc.*                                       27
     1,700     Zomax, Inc.*                                         44
                                                          ------------
                                                                 1,403
                                                          ------------

               ENVIRONMENTAL CONTROL - 0.5%
     5,800     Calgon Carbon Corp.                                  40
     1,600     Casella Waste Systems, Inc.*                         27
     8,800     Catalytica, Inc.*                                   132
     2,400     IMCO Recycling, Inc.                                 36
     2,600     Ionics, Inc.*                                        84
     3,800     IT Group, Inc.*                                      36
       500     Mine Safety Appliances Co.                           31
     2,300     Stericycle, Inc.*                                    34
     4,600     Syntroleum Corp.*                                    32
     5,593     Tetra Tech, Inc.*                                    93
       350     Thermo Ecotek Corp.*                                  3
     2,200     U.S. Liquids, Inc.*                                  15
     2,200     Waste Connections, Inc.*                             45
       500     Waste Industries, Inc.*                               7
                                                          ------------
                                                                   615
                                                          ------------

               FOOD - 1.8%
     3,000     American Italian Pasta Co.*                          86
     2,900     Aurora Foods, Inc.*                                  46
     7,100     Chiquita Brands International                        42
     6,100     Corn Products International Inc.                    186
     8,500     Del Monte Foods Co.*                                120
     2,300     Dreyer's Grand Ice Cream, Inc.                       40
     7,000     Earthgrains Co.                                     155
     6,300     Fleming Companies, Inc.                              62
     4,900     Grand Union Co.*                                     67
     2,800     Great Atlantic & Pacific Tea Co., Inc.               85
     2,300     Hain Food Group, Inc.*                               57
     5,200     Imperial Sugar Co.                                   32
     1,600     Ingles Markets, Inc.                                 21
     4,000     International Home Foods, Inc.*                      70
     2,800     International Multifoods Corp.                       64
     1,000     J & J Snack Foods Corp.*                             20
     4,000     Lance, Inc.                                          52
     2,400     Michael Foods, Inc.                                  63
     1,950     Performance Food Group Co.*                          50
       900     Pilgrims Pride Corp.                                  5

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               FOOD - 1.8% (CONT'D.)
     1,800     Pilgrims Pride Corp.                            $    16
     4,700     Ralcorp Holdings Inc.*                               83
     1,200     Riviana Foods, Inc.                                  23
     5,000     Ruddick Corp.                                        79
     1,000     Sanderson Farms, Inc.                                10
       100     Seaboard Corp.                                       22
     7,000     Smithfield Foods, Inc.*                             187
     4,200     Smucker (J.M.) Co.                                   89
     5,500     Suiza Foods Corp.*                                  206
        72     Supervalu, Inc.                                       2
     1,500     United Natural Foods, Inc.*                          13
     7,700     Universal Foods Corp.                               177
     4,700     Vlasic Foods International*                          33
     4,300     Whole Foods Market, Inc.*                           141
     1,800     Wild Oats Markets, Inc.*                             71
     2,100     Worthington Foods, Inc.                              30
     2,300     Zapata Corp.                                         11
                                                          ------------
                                                                 2,516
                                                          ------------

               FOOD SERVICE - 0.0%
     2,000     Morrison Management Specialist                       45
                                                          ------------

               FOREST PRODUCTS/PAPER - 0.5%
     4,200     Buckeye Technologies, Inc.*                          66
     4,100     Caraustar Industries, Inc.                          105
     3,500     Chesapeake Corp.                                    106
     2,100     Deltic Timber Corp.                                  48
     4,200     Glatfelter (P.H.) Co.                                69
     4,300     Potlatch Corp.                                      177
     2,040     Rock-Tenn Co.                                        29
     2,500     Schweitzer-Mauduit International                     32
     8,542     Wausau-Mosinee Paper Corp.                          104
                                                          ------------
                                                                   736
                                                          ------------

               GAS - 1.8%
     9,300     AGL Resources, Inc.                                 151
     5,122     Atmos Energy Corp.                                  124
     1,800     Cascade Natural Gas Corp.                            32
     1,700     Connecticut Energy Corp.                             66
     1,400     CTG Resources, Inc.                                  50
     4,349     Eastern Enterprises                                 202
     4,400     Energen Corp.                                        89
     4,933     Indiana Energy, Inc.                                 99
     3,000     Laclede Gas Co.                                      68
     2,900     New Jersey Resources                                116

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               GAS - 1.8% (CONT'D.)
     4,150     Northwest Natural Gas Co.                        $  107
     2,100     NUI Corp.                                            52
     5,200     ONEOK, Inc.                                         158
     1,800     Penn Enterprises, Inc.                               58
     5,100     Piedmont Natural Gas Co.                            155
     3,400     Public Service Co. of North Carolina, Inc.          105
     1,313     South Jersey Industries                              35
     5,000     Southwest Gas Corp.                                 135
     4,200     Southwestern Energy Co.                              38
     2,975     SEMCO Energy, Inc.                                   41
     3,150     Southern Union Co.                                   60
     4,386     UGI Corp.                                           102
     7,600     Washington Gas Light Co.                            206
     6,104     WICOR, Inc.                                         177
     1,750     Yankee Energy Systems, Inc.                          75
                                                          ------------
                                                                 2,501
                                                          ------------

               HAND/MACHINE TOOLS - 0.6%
     6,377     Applied Power, Inc.                                 194
     5,553     Baldor Electric Co.                                 105
       700     Franklin Electric Co. Inc.                           46
     4,600     Kennametal, Inc.                                    119
     6,200     Lincoln Electric Holdings, Inc.                     129
     6,100     Milacron, Inc.                                      108
     3,500     Regal Beloit                                         73
     1,100     Starrett (L.S.) Co. Class A                          27
     1,100     Starrett (L.S.) Co. Class B                          32
                                                          ------------
                                                                   833
                                                          ------------

               HEALTH CARE - 3.2%
     3,400     Acuson Corp.*                                        43
     2,100     Alaris Medical, Inc.*                                 6
     3,700     Alterra Healthcare Corp.*                            33
     2,900     American Retirement Corp.*                           28
     8,500     Apria Healthcare Group, Inc.*                       142
     1,900     Arrow International, Inc.                            49
     3,200     Assisted Living Concepts, Inc.*                       9
    15,400     Beverly Enterprises, Inc.*                           65
     1,800     Capital Senior Living Corp.*                         14
     2,100     Cardiothoracic Systems, Inc.*                        35
     1,700     CareMatrix Corp.*                                     9
     1,100     Closure Medical Corp.*                               15
     3,900     Columbia Laboratories, Inc.*                         29
     2,550     Conmed Corp.*                                        62
     2,300     Cooper Companies, Inc.                               71

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               HEALTH CARE - 3.2% (CONT'D.)
     9,800     Covance, Inc.*                                     $ 95
     9,600     Coventry Health Care, Inc.*                          91
     2,900     Cyberonics*                                          52
     2,900     Cytyc Corp.*                                        112
     2,000     Datascope Corp.*                                     70
     1,800     Diagnostic Products Corp.                            48
     3,000     Eclipse Surgical Technologies, Inc.*                 49
     1,600     Gliatech, Inc.*                                      27
     4,400     Haemonetics Corp.*                                   87
     3,200     Hanger Orthopedic Group, Inc.*                       46
     6,400     Idexx Laboratories, Inc.*                           110
     1,600     Igen International, Inc.*                            40
     1,400     Impath, Inc.*                                        41
     9,000     Integrated Health Services*                          14
     3,912     Invacare Corp.                                       77
    10,900     Laboratory Corp. of America Holdings*                30
     3,600     Laser Vision Centers, Inc.*                          51
     2,600     Lasersight, Inc.*                                    35
     4,100     LCA-Vision, Inc.*                                    22
     5,100     LifePoint Hospitals, Inc.*                           44
     5,400     Magellan Health Services*                            39
     6,200     Matria Healthcare, Inc.*                             36
     2,400     Maxxim Medical, Inc.*                                57
     3,400     Mentor Corp.                                         97
     7,600     Mid-Atlantic Medical Services, Inc.*                 68
     2,400     Novoste Corp.*                                       43
     4,900     Oakley, Inc.*                                        30
     2,600     Ocular Sciences, Inc.*                               50
     2,100     OEC Medical Systems, Inc.*                           74
     2,300     Osteotech, Inc.*                                     31
     1,200     Perclose, Inc.*                                      56
     2,000     ProvInc.e Healthcare Co.*                            23
    11,650     PSS World Medical, Inc.*                            104
     4,700     Quest Diagnostics, Inc.*                            122
    11,800     Quorum Health Group, Inc.*                           83
     7,225     Renal Care Group, Inc.*                             158
     2,550     ResCare, Inc.*                                       43
     2,400     Resmed, Inc.*                                        79
     5,361     Respironics, Inc.*                                   44
     1,700     Sabratek Corp.*                                       5
     7,700     Safeskin Corp.*                                      63
     4,000     Henry Schein, Inc.*                                  57
     4,350     Sierra Health Services*                              44

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HEALTH CARE - 3.2% (CONT'D.)
     4,100     Sola International, Inc.*                       $    64
    11,000     Steris Corp.*                                       151
     7,200     Summit Technology, Inc.*                            132
     3,000     Sunrise Assisted Living, Inc.*                       80
     3,800     Sunrise Medical, Inc.*                               23
     7,400     Sunrise Technologies International*                  35
     3,300     Techne Corp.*                                       104
       300     Thermo Bioanalysis Corp.*                             6
     2,700     Thermo Cardiosystems, Inc.*                          19
    12,300     Total Renal Care Holdings*                           91
     1,500     Trex Medical Corp.*                                   6
     4,900     Triad Hospitals, Inc.*                               50
     6,900     Unilab Corp.*                                        39
     5,000     Varian Medical Systems, Inc.                        109
     2,300     Ventana Medical Systems*                             39
     1,000     Vital Signs, Inc.                                    20
     2,800     Wesley Jessen Visioncare*                            87
     2,076     West Pharmaceutical Services, Inc.                   79
     1,950     Xomed Surgical Products, Inc.*                      111
                                                          ------------
                                                                 4,402
                                                          ------------

               HOLDING COMPANIES - DIVERSIFIED - 0.1%
     2,901     Triarc Companies*                                    62
     7,000     Walter Industries, Inc.                              94
                                                          ------------
                                                                   156
                                                          ------------

               HOME BUILDERS - 1.1%
     6,708     Champion Enterprises, Inc.*                          60
     2,800     Coachmen Industries, Inc.                            43
     1,200     Crossmann Communities, Inc.*                         20
     8,285     D.R. Horton, Inc.                                   107
     5,500     Fleetwood Enterprises                               111
     7,800     Kaufman & Broad Home Corp.                          161
     7,700     Lennar Corp.                                        123
     3,700     MDC Holdings, Inc.                                   60
     2,800     Monaco Coach Corp.*                                  68
     1,700     NVR, Inc.*                                           86
     1,450     National RV Holdings, Inc.*                          29
     8,000     Oakwood Homes                                        36
     3,212     Palm Harbor Homes, Inc.*                             44
     5,300     Pulte Corp.                                         115
     2,500     Ryland Group, Inc.                                   57
     1,500     Skyline Corp.                                        39
     4,100     Standard-Pacific Corp.                               42
     1,099     Thor Industries, Inc.                                28

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HOME BUILDERS - 1.1% (CONT'D.)
     3,400     Toll Brothers, Inc.*                            $    65
     2,051     U. S. Home Corp.*                                    57
     2,500     Webb (Del E.) Corp.                                  55
     2,400     Winnebago Industries                                 57
                                                          ------------
                                                                 1,463
                                                          ------------

               HOME FURNISHINGS - 0.9%
       800     American Woodmark Corp.                              22
     2,112     Bassett Furniture, Industries                        40
     1,550     Bush Industries                                      20
     6,700     Ethan Allen Interiors, Inc.                         213
     5,000     Fedders Corp.                                        30
     8,000     Furniture Brands International*                     157
     2,715     Harman International                                114
     5,200     Kimball International                               100
     8,600     La-Z-Boy, Inc.                                      164
     2,700     O'Sullivan Industries Holdings, Inc.*                40
     1,100     Parkervision, Inc.*                                  27
     3,500     Polycom, Inc.*                                      167
     1,400     Salton, Inc.*                                        42
     3,200     Select Comfort Corp.*                                22
    14,200     Sunbeam Corp.                                        81
     3,753     Windmere-Durable Holdings, Inc.*                     45
                                                          ------------
                                                                 1,284
                                                          ------------

               HOUSEHOLD PRODUCTS/WARES - 1.0%
     2,537     American Business Products                           40
     3,400     Central Garden & Pet Co.*                            26
     6,400     Church & Dwight, Inc.                               160
     1,000     CSS Industries, Inc.*                                23
     2,300     Fossil, Inc.*                                        62
     5,100     Harland (John H.) Co.                                99
     5,600     Jostens, Inc.                                       107
     2,100     New England Business Services, Inc.                  60
    12,700     Pennzoil-Quaker State Co.                           160
     4,800     Playtex Products, Inc.*                              71
     1,700     Russ Berrie & Co., Inc.                              36
     3,000     Scotts Co. (The)*                                   104
     2,100     Standard Register Co.                                49
     9,400     Tupperware Corp.                                    190
     6,400     Wallace Computer Services, Inc.                     130
                                                          ------------
                                                                 1,317
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HOUSEWARES - 0.2%
     2,300     Enesco Group, Inc.                                $  35
     2,700     Libbey, Inc.                                         80
     8,671     Metromedia International Group *                     36
     1,200     Mikasa, Inc.                                         14
     1,200     National Presto Industries, Inc.                     46
     2,270     Oneida Ltd.                                          54
     1,900     Toro Co.                                             71
                                                          ------------
                                                                   336
                                                          ------------

               INSURANCE - 3.8%
     2,000     Acceptance Insurance Co.*                            25
     6,600     Alfa Corp.                                          107
       800     Alleghany Corp.*                                    142
     2,632     American Heritage Life Investment Corp.              84
     1,360     American Annuity Group, Inc.                         29
     2,520     Amerus Life Holdings, Inc.                           53
     2,900     Argonaut Group, Inc.                                 73
     4,100     ARM Financial Group, Inc.                             0
     2,200     Baldwin & Lyons, Inc.                                45
     2,850     W.R. Berkley Corp.                                   66
     2,100     Blanch (EW) Holdings, Inc.                          137
     1,750     Brown & Brown, Inc.                                  58
     3,800     Capital Re Corp.                                     38
     2,300     Chicago Title Corp.                                  92
     2,800     CNA Surety Corp.                                     37
     4,200     Commerce Group, Inc.                                 97
     2,476     Delphi Financial Group*                              75
     4,500     Enhance Financial Services Group                     80
       800     Farm Family Holdings, Inc.*                          32
     2,200     FBL Financial Group, Inc.                            45
     4,251     Fidelity National Financial, Inc.                    65
     9,094     First American Financial Corp.                      122
     3,100     Foremost Corp. of America                            74
     1,600     FPIC Insurance Group, Inc.*                          24
     5,025     Frontier Insurance Group, Inc.                       44
     3,000     Gallagher, Arthur J. & Co.                          160
     1,500     Guarantee Life Companies, Inc.                       46
     2,200     Harleysville Group, Inc.                             31
     6,500     HCC Insurance Holdings, Inc.                        109
     2,100     Hilb, Rogal & Hamilton Co.                           53
     6,700     Horace Mann Educators                               173
     4,700     HSB Group, Inc.                                     165
     1,200     Kansas City Life Insurance Co.                       44
     2,400     Landamerica Financial Group, Inc.                    47
     6,800     Leucadia National Corp.                             143

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------
               COMMON STOCKS - 99.5% (CONT'D.)

               INSURANCE - 3.8% (CONT'D.)
     2,600     Liberty Corp                                    $   121
     2,200     Liberty Financial Co.                                48
     3,400     Life USA Holding, Inc.                               70
       700     Markel Corp.*                                       127
     3,797     Medical Assurance, Inc.*                             95
       700     Midland Co.                                          15
     3,100     MMI Cos., Inc.                                       34
     7,700     Mony Group, Inc.                                    222
       300     National Western Life Insurance*                     25
    10,200     Ohio Casualty Corp.                                 172
     4,500     Orion Capital Corp.                                 213
     1,000     Penn Treaty American Corp.*                          21
     1,400     Philadelphia Consolidated Holdings*                  19
     1,700     Pico Holdings, Inc.*                                 36
     2,900     PMA Capital Corp.                                    58
     3,900     Presidential Life Corp.                              67
     1,400     Professionals Group, Inc.*                           35
     1,500     Provident American Corp.*                            23
     1,992     PXRE Corp.*                                          29
     5,886     Radian Group, Inc.                                  253
    10,600     Reliance Group Holdings                              47
     1,500     Risk Capital Holdings, Inc.*                         23
     1,363     RLI Corp.                                            45
     2,000     SCPIE Holdings, Inc.                                 63
     4,600     Selective Insurance Group                            87
     2,500     State Auto Financial Corp.                           26
     2,400     Stancorp Financial Group                             54
     1,900     Stewart Information Services                         35
     3,000     Superior National Insurance Group*                   42
     1,750     Trenwick Group, Inc.                                 29
     2,200     Triad Guaranty, Inc.*                                37
     6,200     UICI*                                               158
     2,900     Unistar Financial Services Corp*                     80
     1,162     United Fire & Casualty Co.                           27
       700     White Mountains Insurance Group                      95
     1,600     Zenith National Insurance Co.                        34
                                                          ------------
                                                                 5,180
                                                          ------------

               INVESTMENT COMPANIES - 0.2%
     9,600     Allied Capital Corp Funds                           215
     1,900     Medallion Financial Corp.                            38
       600     PEC Israel Economic Corp.*                           21
                                                          ------------
                                                                   274
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               IRON/STEEL - 0.7%
    16,900     Armco, Inc.*                                       $118
    21,400     Bethlehem Steel Corp.*                              158
     3,000     Carpenter Technology                                 74
     1,800     Citation Corp.*                                      31
     1,800     Cleveland-Cliffs, Inc.                               56
     1,300     Gibraltar Steel Corp.                                27
     3,700     Lone Star Technologies*                              74
    16,400     LTV Corp.                                            89
     3,500     National Steel Corp.                                 24
     4,200     Oregon Steel Mills, Inc.                             47
     3,150     Reliance Steel & Aluminum                            66
     1,500     Rouge Industries, Inc.                               11
     2,232     Ryerson Tull, Inc.                                   52
     7,000     Steel Dynamics, Inc.*                               110
                                                          ------------
                                                                   937
                                                          ------------

               LEISURE TIME - 0.5%
     1,500     American Classic Voyager*                            34
    10,200     AMF Bowling, Inc.*                                   42
     3,125     Arctic Cat, Inc.                                     30
     3,900     Bally Total Fitness Holding*                        119
    12,400     Callaway Golf Co.                                   151
     1,700     Coleman Co., Inc.*                                   16
     1,500     Direct Focus, Inc.*                                  28
     3,550     Family Golf Centers, Inc.*                            9
     2,000     Pegasus Systems, Inc.*                               75
     4,100     Polaris Industries, Inc.                            142
     3,800     WMS Industries, Inc.*                                44
                                                          ------------
                                                                   690
                                                          ------------

               LODGING - 0.4%
     4,700     Boca Resorts, Inc.*                                  49
     9,000     Choice Hotels International, Inc.*                  154
     3,100     Crestline Capital Corp.*                             64
    11,700     Extended Stay America, Inc.*                        105
     4,000     Lodgian, Inc.*                                       15
     3,825     Marcus Corp.                                         46
     8,600     Prime Hospitality Corp.*                             69
     2,300     U.S. Franchise Systems, Inc.*                        40
    22,600     Wyndham International, Inc.*                         59
                                                          ------------
                                                                   601
                                                          ------------

               MACHINERY - CONSTRUCTION & MINING - 0.4%
     2,400     Astec Industries, Inc.*                              58
     3,200     CMI Corp.                                            22

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               MACHINERY - CONSTRUCTION & MINING -
               0.4% (CONT'D.)

     2,250     Commercial Intertech Corp.                      $    27
     3,800     Global Industries Technologies *                     46
     7,000     Harnischfeger Industries, Inc.                        7
     7,200     JLG Industries, Inc.                                109
     4,250     Manitowoc Co.                                       145
     3,700     Terex Corp.*                                        117
                                                          ------------
                                                                   531
                                                          ------------

               MACHINERY-DIVERSIFIED - 1.9%
     1,600     Advanced Energy Industries*                          49
     9,800     Agco Corp.                                          127
     3,017     Albany International Corp.*                          46
     3,635     Applied Industrial Technology, Inc.                  65
     1,900     Asyst Technologies, Inc.*                            63
     1,900     Brooks Automation, Inc.*                             33
     2,775     Chart Industries, Inc.                               14
     5,500     Cognex Corp.*                                       166
     2,000     Columbus Mckinnon Corp.                              35
     1,400     Detroit Diesel Corp.                                 26
     2,900     Esterline Technologies Corp.*                        46
     6,089     Flowserve Corp.                                     101
     4,000     FSI International, Inc.*                             33
     2,150     Gardner Denver, Inc.*                                33
     3,300     Gerber Scientific, Inc.                              74
     2,355     Graco, Inc.                                          77
     3,700     Helix Technology Corp.                              123
     4,875     Idex Corp.                                          138
     6,000     Imation Corp.*                                      186
     3,900     Kulicke & Soffa Industries*                          95
     2,055     Lindsay Manufacturing Co.                            40
     4,400     Magnetek, Inc.*                                      39
     4,500     Motivepower Industries, Inc.*                        49
     1,100     NACCO Industries, Inc.                               77
     2,300     Nordson Corp.                                       113
     4,500     Presstek, Inc.*                                      33
     2,900     PRI Automation, Inc.*                               105
     1,300     Robbins & Myers, Inc.                                20
     2,000     Sauer, Inc.                                          24
     2,000     Specialty Equipment Co., Inc.*                       50
     4,085     SpeedFam-IPEC, Inc.*                                 49
     4,700     Stewart & Stevenson Services                         62
     1,500     Tennant Co.                                          51
     1,000     Thermo Fibertek, Inc.*                                6

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               MACHINERY-DIVERSIFIED - 1.9% (CONT'D.)
     2,623     Thomas Industries, Inc.                        $     49
     6,900     Unova, Inc.*                                         92
     4,000     Zebra Technologies Corp.*                           182
                                                          ------------
                                                                 2,571
                                                          ------------

               MEDIA - 2.0%
     1,800     Ackerley Group, Inc.                                 22
     4,900     Actv, Inc.*                                          68
     4,450     Banta Corp.                                          99
     2,900     Big Flower Holdings, Inc.*                           82
     6,000     Bowne & Co., Inc.                                    72
     2,300     CD Radio, Inc.*                                      59
     3,100     Citadel Communications Corp.*                       106
     2,300     Consolidated Graphics, Inc.*                         97
     2,700     Cumulus Media, Inc.*                                 88
     2,600     Emmis Communications Corp.*                         172
     3,300     Entercom Communications Corp.*                      119
     1,700     Gray Communication System                            29
       500     IDG Books Worldwide, Inc.*                            8
       800     Information Holdings, Inc.*                          16
     7,600     Journal Register Co.*                               104
     7,300     Lee Enterprises                                     200
     6,400     Mail-Well, Inc.*                                     89
     2,300     Merrill Corp.                                        46
     1,800     Network Event Theater, Inc.*                         40
     1,700     On Command Corp.*                                    32
     5,000     Paxson Communications Corp.*                         61
     1,800     Pegasus Communications Corp.*                        81
     3,200     Playboy Enterprises                                  85
     1,200     Pulitzer, Inc.                                       55
     1,100     Radio One, Inc.*                                     46
     1,000     Saga Communications, Inc.*                           23
     2,200     Scholastic Corp.*                                   110
     4,200     SInclair Broadcast Group, Inc.*                      38
     2,200     Source Media, Inc.*                                  20
       600     United Television, Inc.                              68
       300     Value Line, Inc.                                     10
     5,400     Westwood One, Inc.*                                 244
     6,200     World Color Press, Inc.*                            231
     1,500     Young Broadcasting, Inc.*                            79
     4,400     Ziff-Davis, Inc. *                                   71
                                                          ------------
                                                                 2,770
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               METAL FABRICATE/HARDWARE - 0.9%
     1,100     Alltrista Corp.*                               $     29
     1,862     Castle (A.M.) & Co.                                  24
     2,110     Commercial Metals Co.                                61
     3,800     Intermet Corp.                                       32
     5,200     Kaydon Corp.                                        129
     1,000     Lawson Products                                      22
     2,600     Maverick Tube Corp.*                                 43
     4,900     Metals USA, Inc.*                                    50
     5,900     Mueller Industries, Inc.*                           175
     4,000     Precision Castparts Corp.                           122
     2,300     Quanex Corp.                                         59
     8,300     Timken Co.                                          134
     3,000     Valmont Industries                                   51
     2,200     Wolverine Tube, Inc.*                                34
    12,300     Worthington Industries                              209
     3,600     Wyman-Gordon Co.*                                    67
                                                          ------------
                                                                 1,241
                                                          ------------

               METALS-DIVERSIFIED - 0.5%
     6,500     ASARCO, Inc.                                        174
     2,700     Brush Wellman, Inc.                                  40
     4,900     Kaiser Aluminum Corp.*                               41
       700     Maxxam, Inc.*                                        36
     2,600     RTI International Metals, Inc.*                      26
     4,200     Southern Peru Copper Corp.                           71
     5,850     Stillwater Mining Co.*                              157
     3,000     Titanium Metals Corp.                                27
    16,400     USEC, Inc.                                          168
                                                          ------------
                                                                   740
                                                          ------------

               MINING - 0.3%
     4,114     AMCOL International Corp.                            61
    21,300     Battle Mountain Gold Co.                             69
    13,900     Cyprus Amax Minerals Co.                            273
                                                          ------------
                                                                   403
                                                          ------------

               MISCELLANEOUS MANUFACTURING - 2.0%
     3,100     ABC-NACO Inc.*                                       44
     2,400     ACX Technologies, Inc.*                              23
     5,200     Aptargroup, Inc.                                    139
     2,832     Barnes Group, Inc.                                   57

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               MISCELLANEOUS MANUFACTURING - 2.0% (CONT'D.)
       160     Blount International, Inc.*                    $      2
     3,912     Clarcor, Inc                                         66
     2,650     Cuno, Inc.*                                          53
     3,800     Dexter Corp.                                        142
     6,700     Donaldson Co., Inc.                                 155
     7,400     Federal Signal Corp.                                147
     3,076     Furon Co.                                            77
     5,003     Griffon Corp.*                                       40
     6,700     Harsco Corp.                                        185
     2,507     Hexcel Corp.*                                        15
     2,726     Justin Industries                                    39
     2,700     Lydall, Inc.*                                        28
     8,000     Mark IV Industries, Inc.                            158
     6,000     Mascotech, Inc.                                      97
     2,400     Matthews International Corp.                         72
     2,536     Myers Industries, Inc.                               45
       400     NCH Corp.                                            18
     6,700     Olin Corp.                                           91
     7,300     Polaroid Corp.                                      190
     3,400     Polymer Group, Inc.*                                 50
     4,900     Roper Industries, Inc.                              187
     2,500     Scott Technologies, Inc.*                            49
     3,400     Smith (A.O.) Corp.                                  103
     2,034     SPS Technologies, Inc.*                              77
     1,900     Standex International Corp.                          51
     3,300     Sturm Ruger & Co., Inc.                              30
     3,250     Tredegar Corp.                                       69
     6,600     Trinity Industries                                  204
     4,100     Westinghouse Air Brake Co.                           75
                                                          ------------
                                                                 2,778
                                                          ------------

               OFFICE FURNISHINGS - 0.1%
       400     Compx International, Inc.*                            8
     6,900     Interface, Inc.                                      35
     2,200     Knoll, Inc.*                                         59
     1,001     Virco Manufacturing                                  16
                                                          ------------
                                                                   118
                                                          ------------
               OFFICE/BUSINESS EQUIPMENT - 0.0%
     1,000     General Binding Corp.                                20
     1,100     Global Imaging Systems, Inc.*                        16
                                                          ------------
                                                                    36
                                                          ------------


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               OIL & GAS PRODUCERS - 2.2%
     1,700     Atwood Oceanics*                               $     52
     4,653     Barrett Resources Corp.*                            172
     2,300     Basin Exploration, Inc.*                             55
     1,600     Belco Oil & Gas Corp.*                               11
     3,000     Berry Petroleum                                      41
     4,500     Brown (Tom), Inc.*                                   66
     3,800     Cabot Oil & Gas Corp.                                66
    12,518     Chesapeake Energy Corp.                              49
     7,575     Cross Timbers Oil Co.                               102
     7,300     EEX Corp.*                                           21
     2,000     Evergreen Resources, Inc.*                           48
     4,500     Forest Oil Corp.*                                    77
    27,000     Grey Wolf Inc.*                                      81
        13     Gulfport Energy Corp.*                                -
    22,900     Harken Energy Corp.*                                 26
     8,100     Helmerich & Payne                                   205
     2,800     HS Resources, Inc.*                                  46
     1,400     Houston Exploration Co.*                             30
    13,900     Key Energy Group*                                    69
     3,252     Louis Dreyfus Natural Gas*                           70
     9,400     Marine Drilling Co. Inc.*                           149
     2,200     McMoRan Exploration Co.*                             47
     4,512     Meridian Resource Corp.*                             21
     3,400     Mitchell Energy & Development                        83
     6,000     Newfield Exploration Co.*                           198
     3,000     Nuevo Energy Co.*                                    52
    10,700     Parker Drilling Co.*                                 47
     5,300     Patterson Energy, Inc.*                              80
    16,400     Pioneer Natural Resources Co.                       174
     2,600     Plains Resources, Inc.*                              46
     6,600     Pogo Producing Co.                                  137
     8,400     Pride International, Inc.*                          119
     1,800     St. Mary Land & Exploration Co.                      47
     2,300     Stone Energy Corp.*                                 117
     2,490     Swift Energy Co.*                                    31
     5,400     Tesoro Petroleum Corp.*                              89
     8,100     Valero Energy Corp.                                 156
     7,300     Vintage Petroleum, Inc.                              99
     2,270     WD-40 Co.                                            53
                                                          ------------
                                                                 3,032
                                                          ------------

               OIL & GAS SERVICES - 0.9%
       900     Cal Dive International, Inc.*                        31
       800     Carbo Ceramics, Inc.                                 22
     1,500     Dril-Quip, Inc.*                                     38

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               OIL & GAS SERVICES - 0.9% (CONT'D.)
     2,100     Friede Goldman International, Inc.*             $    21
     9,900     Global Industries Ltd.*                              80
     4,700     Hanover Compressor Co.*                             150
     7,600     Input/Output, Inc.*                                  50
     2,800     IRI International Corp.*                             13
     7,500     National-Oilwell, Inc.*                             123
    11,280     Newpark Resources*                                   87
     3,400     Oceaneering International, Inc.*                     57
     3,100     Pool Energy Services Co.*                            76
     2,294     RPC, Inc.                                            16
     2,000     Seacor Smit, Inc.*                                  102
     4,100     Seitel, Inc.*                                        40
     4,900     Tuboscope, Inc.*                                     61
     2,200     UTI Energy Corp.*                                    43
    10,000     Varco International, Inc.*                          122
     3,800     Veritas DGC, Inc.*                                   73
                                                          ------------
                                                                 1,205
                                                          ------------

               PACKAGING & CONTAINERS - 0.3%
       500     AEP Industries, Inc.*                                18
     4,500     Earthshell Corp.*                                    17
     8,800     Gaylord Container CP*                                63
     2,200     Greif Brothers Corp.*                                62
     3,500     Ivex Packaging Corp.*                                35
       500     Liqui-Box Corp.                                      27
     8,500     Longview Fibre Co.                                  106
     3,550     Shorewood Packaging Corp.*                           48
     1,800     Silgan Holdings, Inc.*                               36
     1,500     U.S. Can Corp.*                                      31
                                                          ------------
                                                                   443
                                                          ------------

               PHARMACEUTICALS - 3.2%
     1,500     Abgenix, Inc.*                                       59
       500     Accredo Health, Inc.*                                16
     1,500     Advance Paradigm, Inc.*                              82
     2,000     Algos Pharmaceuticals Corp.*                         17
     3,800     Alkermes, Inc.*                                     109
     3,150     Alpharma, Inc.                                      111
     7,900     Amerisource Health Corp.*                           187
     2,000     Anesta Corp.*                                        18
     2,125     Barr Laboratories, Inc.*                             67
     4,054     Bindley Western Industries                           58
     2,400     Biomatrix, Inc.*                                     54
     2,327     Block Drug Co.                                       84
     3,600     Carter-Wallace, Inc.                                 64

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               PHARMACEUTICALS - 3.2% (CONT'D.)
     2,800     Celgene Corp.*                                 $     76
     3,200     Cell Pathways, Inc.*                                 31
     4,500     Cephalon, Inc.*                                      81
     2,300     Chirex, Inc.*                                        59
     3,300     Copley Pharmaceutical, Inc.*                         36
     3,700     COR Therapeutics, Inc.*                              70
     2,500     Corixa Corp.*                                        34
     2,800     Coulter Pharmaceutical, Inc.*                        39
     3,400     Cygnus, Inc.*                                        38
     7,200     Dura Pharmaceuticals, Inc.*                         100
     3,400     Duramed Pharmaceuticals, Inc.*                       26
     2,200     Geltex Pharmaceuticals, Inc.*                        24
     6,593     Gilead Sciences, Inc.*                              423
     3,200     Guilford Pharmaceuticals, Inc.*                      49
     4,200     Hemispherx Biopharmaceutical, Inc.*                  29
     2,133     Herbalife International, Inc.                        33
     4,100     Imclone Systems*                                    136
     4,700     Isis Pharmaceuticals, Inc.*                          53
     5,950     Jones Pharmaceuticals, Inc.                         196
     2,200     King Pharmaceuticals, Inc.*                          77
     1,900     KV Pharmaceutical Co.*                               35
     7,251     Ligand Pharmaceuticals, Inc.*                        55
     3,600     MacroChem Corp.*                                     22
     1,000     Mannatech, Inc.*                                      7
     1,700     Medco Research, Inc.*                                42
     4,650     Medicis Pharmaceutical*                             133
     2,466     Natures Sunshine Products, Inc.                      23
     9,200     NBTY, Inc.*                                          70
     2,300     NCS Healthcare, Inc.*                                 6
     2,000     Neurogen Corp.*                                      33
     2,700     PathoGenesis Corp.*                                  42
     3,975     Patterson Dental Co.*                               197
    10,300     Perrigo Co.*                                         81
     2,900     Pharmaceutical Resources, Inc.*                      15
     2,000     Pharmacyclics, Inc.*                                 82
     2,260     Priority Healthcare Corp. Corp., Class A*            70
       600     Priority Healthcare Corp. Corp., Class B*            19
     5,500     Rexall Sundown, Inc.*                                68
     5,200     Roberts Pharmaceutical Corp.*                       157
     2,500     Sangstat Medical Corp.*                              53
       900     Schein Pharmaceutical, Inc.*                          8
    13,100     SICOR, Inc.*                                         52
     2,600     SuperGen, Inc.*                                      60

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               PHARMACEUTICALS - 3.2% (CONT'D.)
     1,600     Syncor International Corp.*                     $    60
     4,400     Theragenics Corp.*                                   56
     4,100     Triangle Pharmaceuticals, Inc.*                      79
     4,100     Twinlab Corp.*                                       36
     4,410     US Bioscience, Inc.*                                 63
     4,200     Vertex Pharmaceuticals, Inc.*                       130
     3,400     Veterinary Centers of America*                       39
                                                          ------------
                                                                 4,329
                                                          ------------
               PIPELINES - 0.2%
     5,500     Equitable Resources, Inc.                           208
     4,400     Transmontaigne, Inc.*                                66
     2,500     Western Gas Resources, Inc.                          47
                                                          ------------
                                                                   321
                                                          ------------

               REAL ESTATE - 0.4%
     2,200     Castle & Cooke, Inc.*                                34
     3,500     CB Richard Ellis, Inc.*                              53
     2,600     Forest City Enterprises, Class A*                    58
     1,355     Getty Realty Corp.                                   18
     3,166     Insignia Financial Group, Inc.*                      28
     5,100     Jones Lang LaSalle, Inc.*                            82
     4,100     LNR Property Corp.                                   84
     6,200     Security Capital Group, Inc.*                        91
     4,000     Trammell Crow Co.*                                   53
     3,500     Wellsford Real Properties, Inc.*                     33
                                                          ------------
                                                                   534
                                                          ------------

               REAL ESTATE INVESTMENT TRUSTS - 5.7%
       600     Alexander's, Inc.*                                   43
     1,800     Alexandria Real Estate Equities, Inc.                53
     3,800     American Health Properties                           76
     2,800     American Industrial Properties                       37
     2,400     Amli Residential Properties                          50
     2,800     Associated Estates Realty                            26
     3,600     Bedford Property Investors                           61
     6,200     Berkshire Realty Co.                                 74
     2,900     Boykin Lodging Co.                                   38
     3,988     Bradley Real Estate, Inc.                            73
     5,800     Brandywine Realty Trust                              94
     7,300     BRE Properties                                      175
     5,200     Burnham Pacific Property, Inc.                       55
     3,200     Cabot Industrial Trust                               62
     6,816     Camden Property Trust                               183
     3,500     Capital Automotive                                   43

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS - 5.7% (CONT'D.)
    10,325     Capstead Mortgage Corp.                           $  41
     3,700     CBL & Associates Properties                          90
     3,600     Center Trust, Inc.                                   40
     3,300     Centerpoint Properties Corp.                        109
     3,500     Chateau Communities, Inc.                            91
     2,600     Chelsea GCA Realty, Inc.                             82
     4,300     Colonial Properties Trust                           115
     5,100     Commercial NET Lease Realty                          54
     6,400     Cornerstone Realty Income Trust                      58
     4,000     Cousins Properties, Inc.                            136
     3,900     Crown American Realty                                25
    10,100     Developers Diversified Realty                       141
     2,700     Eastgroup Properties                                 49
     2,300     Entertainment Properties Trust                       34
     6,100     Equity Inns, Inc.                                    52
     2,700     Essex Property Trust, Inc.                           94
     6,600     Federal Realty Investors Trust                      138
     6,200     First Industrial Realty Trust                       153
     1,300     First Washington Realty Trust                        27
     4,300     Gables Residential Trust                            103
     5,100     Glenborough Realty Trust, Inc.                       84
     3,900     Glimcher Realty Trust                                57
     1,300     Golf Trust of America, Inc.                          26
     2,800     Great Lakes REIT, Inc.                               42
     5,200     Health Care Property Investors                      136
     4,700     Health Care REIT, Inc.                               94
     6,473     Healthcare Realty Trust, Inc.                       121
     3,000     Home Properties of NY, Inc.                          80
     6,900     Hospitality Properties Trust                        152
     4,400     Imperial Credit Commercial Mortgage                  48
    12,300     IndyMac Mortgage Holdings, Inc.                     184
     5,700     Innkeepers USA Trust                                 47
     5,600     IRT Property Co.                                     50
     5,400     JDN Realty Corp.                                    111
     1,800     JP Realty, Inc.                                      31
     4,600     Kilroy Realty Corp.                                  97
     4,400     Koger Equity, Inc.                                   70
     5,200     Konover Property Trust                               33
     2,000     LaSalle Hotel Properties                             26
     2,900     Lexington Corporate Properties                       32
     4,600     LTC Properties, Inc.                                 49
     5,000     Macerich Co. (The)                                  116
     3,600     Manufactured Home Communities                        84
     7,846     Meristar Hospitality Corp.                          120
     2,300     MGI Properties, Inc.                                 21

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS - 5.7% (CONT'D.)
     3,100     Mid-America Apartment Communities               $    67
     2,500     Mills Corp.                                          45
     7,600     Nationwide Health Properties, Inc.                  126
     2,100     National Golf Properties, Inc.                       47
     4,000     National Health Investors                            66
     3,240     Omega Healthcare Investors                           68
     2,000     Pennsylvania Real Estate Investors                   38
     2,900     Pacific Gulf Properties, Inc.                        58
     1,500     PAN Pacific Retail Properties, Inc.                  26
     1,700     Parkway Properties, Inc.                             55
     6,200     Prentiss Properties Trust                           138
     1,500     Prime Group Realty Trust                             22
     7,057     Prime Retail, Inc.                                   52
     3,900     PS Business Parks, Inc.                             101
     6,600     Reckson Associates Realty                           137
     1,700     Redwood Trust, Inc.                                  22
     5,800     Regency Realty Corp.                                122
     4,200     RFS Hotel Investors, Inc.                            48
     4,400     Realty Inc.ome Corp.                                102
     1,800     Saul Centers, Inc.                                   28
     4,800     Shurgard Storage Centers, Inc.                      119
     3,600     SL Green Realty Corp.                                74
     2,900     Smith (Charles E.) Residential                       99
     2,100     Sovran Self Storage, Inc.                            48
     4,400     Storage USA, Inc.                                   121
     3,700     Summit Properties, Inc.                              74
     2,800     Sun Communities, Inc.                                93
     6,200     Sunstone Hotel Investors, Inc.                       54
       900     Tanger Factory Outlet Centers                        21
     5,700     Taubman Centers, Inc.                                66
     3,700     Thornburg Mortgage Asset Corp.                       33
     2,600     Town & Country Trust                                 46
     4,100     Trinet Corporate Realty Trust                        98
    17,000     United Dominion Realty Trust                        190
     1,700     Urban Shopping Centers, Inc.                         49
     2,400     US Restaurants Properties, Inc.                      46
     8,900     Ventas, Inc.                                         42
     4,100     Walden Residential Properties, Inc.                  89
     5,800     Washington REIT                                      91
     4,400     Weingarten Realty Investors                         164
     2,900     Western Properties Trust                             32
     4,700     Westfield America, Inc.                              65
                                                          ------------
                                                                 7,768
                                                          ------------


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)
               RETAIL - 5.2%
    23,400     7-Eleven, Inc.*                                   $  46
     1,450     99 Cents Only Stores*                                52
     5,600     Advantica Restaurant Group, Inc.*                    17
     4,700     Ames Dept Stores, Inc.*                             150
     3,000     Ann Taylor Stores Corp.*                            123
     4,300     Applebees International, Inc.                       145
     3,393     Avado Brands, Inc.                                   19
     4,100     barnesandnoble.com, Inc.*                            79
       400     Bebe Stores, Inc.*                                   10
     3,400     Beyond.com Corp.                                     42
     6,500     Bob Evans Farms, Inc.                               132
     2,100     Boise Cascade Office Product*                        23
     6,100     Bombay Co., Inc. (The)*                              31
    12,800     Borders Group, Inc.*                                188
     3,000     Brown Shoe Co., Inc.                                 55
     1,400     Buckle, Inc.*                                        24
     7,101     Buffets, Inc.*                                       83
     2,960     Burlington Coat Factory Warehouse                    58
     8,600     Casey's General Stores, Inc.                        115
     4,300     Cash America Investments, Inc.                       41
     2,600     Cato Corp.                                           37
     9,600     CBRL Group, Inc.                                    149
     2,592     Cdnow, Inc.*                                         32
     4,460     CEC Entertainment, Inc.*                            160
    16,100     Charming Shoppes*                                    83
       600     Cheap Tickets, Inc.*                                 19
     2,900     Cheesecake Factory (The)*                            80
     1,100     Chico's Fashions, Inc.*                              30
     2,700     Childrens Place*                                     72
     8,700     CKE Restaurant, Inc.                                 63
       500     Coldwater Creek, Inc.*                               10
       100     Kenneth Cole Productions, Inc.*                       4
    15,000     CompUSA, Inc.*                                       92
     3,613     Consolidated Products, Inc.*                         35
     3,000     Copart, Inc.*                                        55
    17,300     Corporate Express, Inc.*                            163
     2,250     Cost Plus, Inc.*                                    109
       800     Creative Computers, Inc.*                             5
     3,100     CSK Auto Corp.*                                      68
     2,300     Cyberian Outpost, Inc.*                              21
     2,000     Dave & Buster's, Inc.*                               24
     1,400     David's Bridal, Inc.*                                10
       600     DEB Shops, Inc.                                      12

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               RETAIL - 5.2% (CONT'D.)
     1,200     Delia*s, Inc.*                                   $    8
     1,500     Discount Auto Parts*                                 24
     2,700     Dress Barn, Inc.*                                    50
     2,800     Duane Reade, Inc.*                                   84
     3,400     Egghead.com, Inc.*                                   24
       800     Electronics Boutique Holdings Co,*                   21
     2,000     Factory 2-U Stores, Inc.                             60
       500     Fatbrain.com, Inc.*                                   7
     3,000     Finish Line*                                         26
     6,700     Foodmaker, Inc.*                                    167
     3,300     Footstar, Inc.*                                     116
     3,800     Genesco, Inc.*                                       48
     3,200     Goody's Family Clothing, Inc.*                       26
     2,600     Group 1 Automotive, Inc.*                            48
     3,400     Guitar Center, Inc.*                                 32
     3,600     Gymboree Corp.*                                      25
    19,500     Hanover Direct, Inc.*                                50
     3,000     Haverty Furniture                                    43
     9,800     Heilig-Meyers Co.                                    47
     5,200     Hollywood Entertainment Corp.*                       78
     5,700     Homebase, Inc.*                                      22
     3,300     IHOP Corp.*                                          67
     1,800     IMALL, Inc.*                                         34
     3,300     Insight Enterprises, Inc.*                          107
     2,000     Intertan, Inc.*                                      39
     2,750     Jo-Ann Stores, Inc.*                                 34
     4,250     Just For Feet, Inc.*                                  9
     4,300     Landry's Seafood Restaurant*                         34
     2,200     Lands' End, Inc.*                                   145
     1,000     Lithia Motors, Inc.*                                 23
     5,800     Lone Star Steakhouse & Saloon*                       45
     3,700     Luby's, Inc.                                         43
     4,102     Men's Wearhouse, Inc.*                               88
     4,200     Michaels Stores, Inc.*                              124
     5,900     Micro Warehouse, Inc.*                               71
     1,500     Movado Group, Inc.                                   34
     4,600     MSC Industrial Direct Co.*                           42
     5,100     Musicland Stores Corp.                               45
     1,700     NPC International, Inc.                              19
     2,300     O'Charleys, Inc.*                                    34
     2,700     O'Reilly Automotive, Inc.*                          129
    18,600     OfficeMax, Inc.*                                    108
     1,300     Onsale, Inc.*                                        18
     1,000     P.F. Chang's China Bistro, Inc.*                     22
     4,437     Pacific Sunwear of California*                      124

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               RETAIL - 5.2% (CONT'D.)
     3,625     Papa John's International, Inc.*                 $  150
     1,600     Party City Corp.*                                     3
       600     PC Connection, Inc.*                                  9
     7,600     Pep Boys-Manny Moe & Jack                           113
     3,500     Petco Animal Supplies, Inc.*                         42
    19,200     PETsMART, Inc.*                                      71
    15,800     Pier 1 Imports, Inc.                                107
     1,800     Rare Hospitality International *                     39
     4,625     Regis Corp.                                          89
     2,200     Restoration Hardware, Inc.*                          16
     5,200     Ruby Tuesday, Inc.                                  101
     6,400     Ryan's Family Steak Houses, Inc.*                    58
     2,200     Sbarro, Inc.                                         63
     2,900     School Specialty, Inc.*                              49
     1,400     Shoe Carnival, Inc.*                                 15
     3,600     Shop At Home, Inc.*                                  32
     4,400     Shopko Stores, Inc.*                                128
       950     Smart & Final, Inc.                                   9
     3,075     Sonic Corp.*                                         94
        51     Sound Advice, Inc.*                                   -
     2,800     Spiegel, Inc.*                                       28
     4,900     Stein Mart, Inc.                                     35
     6,900     Sunglass Hut International, Inc.*                    73
     6,000     Systemax, Inc.*                                      50
     1,900     Talbots, Inc.                                        85
     1,100     Tractor Supply Co.*                                  21
     5,350     Trans World Entertainment*                           68
       900     Tuesday Morning Corp.*                               23
       900     Tweeter Home Entertainment Group*                    34
       300     Ubid, Inc.*                                           8
     3,600     United Auto Group, Inc.*                             46
     2,200     United Retail Group, Inc.*                           26
     1,600     Urban Outfitters, Inc.*                              35
     6,300     U.S. Office Products Co.*                            22
     1,700     Value America, Inc.*                                 22
     2,400     Value City Dept Stores, Inc.*                        36
     1,400     West Marine, Inc.*                                   11
     1,800     Wet Seal, Inc.*                                      30
     1,500     Whitehall Jewellers, Inc.*                           43
                                                          ------------
                                                                 7,094
                                                          ------------

               SAVINGS & LOANS - 2.1%
     1,800     Alliance Bancorp                                     35
     4,200     Anchor Bancorp Wisconsin, Inc.                       68
     1,100     Andover Bancorp, Inc.                                33

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SAVINGS & LOANS - 2.1% (CONT'D.)
     6,200     BankAtlantic Bancorp, Inc.                     $     39
     4,700     Bank United Corp.                                   152
     2,300     Brookline Bancorp, Inc.                              23
    15,000     Capitol Federal Financial                           150
     3,700     CFS Bancorp, Inc.                                    39
     2,200     Commonwealth Bancorp, Inc.                           38
     2,200     Dime Community Bancshares                            46
     3,341     Downey Financial Corp.                               67
     2,500     First Federal Capital Corp.                          39
     3,450     FirstFed Financial Corp.                             60
     2,300     First Financial Holdings, Inc.                       40
     1,530     First Indiana Corp.                                  32
     7,248     First Sentinel Bancorp, Inc.                         57
     1,930     First Washington Bancorp, Inc.                       34
     1,200     Flagstar Bancorp, Inc.                               18
     1,100     Great Southern Bancorp, Inc.                         24
     2,212     Harbor Florida Bancshares, Inc.                      27
     1,400     Harris Financial, Inc.                               15
     2,900     Hudson River Bancorp                                 32
    12,300     Independence Community Bank                         147
     1,400     JSB Financial, Inc.                                  80
     2,000     First Liberty Financial Corp.                        56
     3,500     Local Financial Corp.*                               32
     3,961     MAF Bancorp, Inc.                                    79
     2,500     Northwest Bancorp, Inc.                              22
     3,400     Net.B@nk, Inc.*                                      75
     2,300     Niagara Bancorp, Inc.                                24
     2,300     OceanFirst Financial Corp.                           38
     5,500     Ocwen Financial Corp.*                               37
     2,200     PFF Bancorp, Inc.                                    45
     2,837     Queens County Bancorp, Inc.                          78
     1,400     Reliance Bancorp, Inc.                               53
     4,100     Richmond County Financial Corp.                      77
     4,500     Seacoast Financial Services Corp.                    45
     1,400     St. Francis Capital Corp.                            29
     6,522     St. Paul Bancorp, Inc.                              149
     6,700     Staten Island Bancorp, Inc.                         126
     5,300     Telebanc Financial Corp.*                           122
     5,600     United Community Financial Corp                      77
     9,000     Washington Federal, Inc.                            209
     5,900     Webster Financial Corp.                             150
     1,581     Westcorp                                             24
                                                          ------------
                                                                 2,842
                                                          ------------


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               SEMICONDUCTORS - 3.3%
     3,400     Actel Corp.*                                   $     65
     4,100     Alliance Semiconductor Corp.*                        44
     2,700     Alpha Industries*                                   152
     2,400     American Xtal Technology, Inc.*                      51
    14,100     Amkor Technology, Inc.*                             227
     2,800     ATMI, Inc.*                                         104
     4,125     Burr-Brown Corp.*                                   163
     9,900     Cirrus Logic, Inc.*                                 109
     4,000     Cree Research, Inc.*                                136
    17,200     Cypress Semiconductor Corp.*                        370
     4,700     Dallas Semiconductor Corp.                          251
       800     Dupont Photomasks, Inc.*                             37
     3,300     Electroglas, Inc.*                                   77
     1,500     Emcore Corp.*                                        21
     4,300     ESS Technology*                                      57
     3,500     Etec Systems, Inc.*                                 132
     1,500     Exar Corp.*                                          56
     5,100     General Semiconductor, Inc.*                         53
     1,000     HI/FN, Inc.*                                        110
     8,500     International Rectifier Corp.*                      130
     2,000     Kopin Corp.*                                         55
     6,400     Lam Research Corp.*                                 390
     7,400     Lattice Semiconductor Corp.*                        220
       600     Maker Communications, Inc.*                          14
     2,700     Marshall Industries*                                 99
     3,300     MEMC Electronics Materials*                          45
     1,900     MIPS Technologies, Inc.*                             60
     1,100     MKS Instruments, Inc.*                               24
     3,500     Photronics, Inc.*                                    79
     4,287     Pioneer Standard Electronics                         62
     2,100     PLX Technology, Inc.*                                51
     4,900     Semtech Corp.*                                      179
     5,500     Silicon Valley Group, Inc.*                          65
       300     Siliconix, Inc.*                                     14
     4,100     Transwitch Corp.*                                   234
     2,000     Triquint Semiconductor, Inc.*                       114
     3,600     Ultratech Stepper, Inc.*                             46
     5,300     Unitrode Corp.*                                     223
     5,000     Varian Semiconductor Equipment*                     105
       900     Watkins-Johnson Co.                                  30
                                                          ------------
                                                                 4,454
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SHIPBUILDING - 0.1%
     4,950     Halter Marine Group, Inc.*                        $  27
     5,300     Newport News Shipbuilding                           171
                                                          ------------
                                                                   198
                                                          ------------

               SOFTWARE - 7.5%
     2,200     24/7 Media, Inc.*                                    83
     3,500     3Dfx Interactive, Inc.*                              29
       500     About.com, Inc.*                                     28
     6,800     Acclaim Enertainment, Inc.*                          52
     3,800     Activision, Inc.*                                    67
     2,000     Actuate Corp.*                                       68
     1,400     Advantage Learning Systems, Inc.*                    26
     2,000     Advent Software, Inc.*                              124
       900     Allaire Corp.*                                       50
     7,000     American Management Systems*                        180
       800     Applied Theory Corp.*                                10
     2,720     Applied Graphics Technologies*                       23
     2,200     Ardent Software, Inc.*                               59
     2,600     Ashton Technology Group*                             20
     3,700     Aspect Development, Inc.*                            94
     4,200     Aspen Technology, Inc.*                              41
     1,400     Autobytel.com, Inc.*                                 16
     1,100     Autoweb.com, Inc.*                                   10
     3,700     Avid Technology, Inc.*                               49
     1,800     AVT Corp.*                                           55
     3,300     Banyan Systems, Inc.*                                32
     1,850     Barra, Inc.*                                         39
     1,100     Best Software, Inc.*                                 22
     2,700     BindView Development Corp.*                          53
     1,100     Bottomline Technologies, Inc.*                       16
     1,600     Brio Technology, Inc.*                               36
     2,900     Broadvision, Inc.*                                  386
     1,000     CAIS Internet, Inc.*                                 12
     8,300     Cambridge Technology Partners, Inc.*                120
     4,000     CCC Information Services Group*                      53
     4,400     Cerner Corp.*                                        67
     2,400     Choicepoint, Inc.*                                  162
     3,400     Clarify, Inc.*                                      171
     6,600     Concentric Network Corp.*                           134
     2,200     Concord Communications, Inc.*                        87
     1,900     Concur Technologies, Inc.*                           54
     2,500     Cybercash, Inc.*                                     18
     2,600     Datastream Systems, Inc.*                            34
     3,000     Dendrite International, Inc.*                       142

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SOFTWARE - 7.5% (CONT'D.)
     2,500     Documentum, Inc.*                                  $ 54
       900     EarthWeb Inc.*                                       36
     4,900     Eclipsys Corp.*                                      70
     3,000     Edify Corp.*                                         38
     2,000     Engineering Animation, Inc.*                         32
     6,643     Epicor Software Corp.*                               38
     1,900     Excalibur Technologies Corp.*                        16
     1,800     Exchange Applications, Inc.*                         52
     1,708     Fair, Isaac & Co., Inc.                              48
       700     Fidelity Holdings, Inc.*                             12
     5,400     FileNET Corp.*                                       58
     1,500     Flashnet Communications, Inc.*                       12
       500     Flycast Communications*                              23
     1,500     Genesys Telecomm Labs, Inc.*                         69
     3,200     Go2net, Inc.*                                       207
     1,600     Great Plains Software, Inc.*                         82
     6,000     GT Interactive Software Corp.*                       17
     6,250     Harbinger Corp.*                                    105
     4,000     HNC Software*                                       159
     5,090     Hyperion Solutions Corp.*                           112
     2,300     IDX Systems Corp.*                                   42
     2,650     IMRglobal Corp.*                                     22
     4,400     Infocure Corp.*                                      83
     1,400     Informatica Corp.*                                   71
     4,700     Information Resources, Inc.*                         52
    31,000     Informix Corp.*                                     246
     3,850     infoUSA, Inc.*                                       26
     2,000     Inspire Insurance Solutions, Inc.*                   14
     3,100     Integrated Systems, Inc.*                            32
     3,500     Inter-Tel, Inc.                                      62
     1,300     InterVU, Inc.*                                       48
       700     iTurf Inc.*                                           7
     2,200     iVillage, Inc.*                                      78
     3,300     JDA Software Group, Inc.*                            39
     1,100     Juno Online Services, Inc.*                          18
     1,600     Launch Media, Inc.*                                  19
     4,900     Learn2.com, Inc.*                                    14
     3,400     Manugistics Group, Inc.*                             36
     3,100     Mapics, Inc.*                                        27
       800     MapQuest.com, Inc.*                                  10
       500     Marketwatch.com, Inc.*                               24
     2,200     Mede America Corp.*                                  51
       500     Media Metrix*                                        35
     2,000     Mediconsult.com, Inc.*                               15

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SOFTWARE - 7.5% (CONT'D.)
     6,100     Mercury Interactive Corp.*                         $394
     4,000     MessageMedia, Inc.*                                  43
     1,100     Metro Information Services, Inc.*                    14
     1,700     Micromuse, Inc.*                                    109
     6,300     MicroStrategy, Inc.*                                353
     4,889     Midway Games, Inc.*                                  77
     1,700     Mpath Interactive*                                   20
     1,800     Multex.com, Inc.*                                    23
     3,875     National Instruments Corp.*                         137
     4,100     Neomagic Corp.*                                      32
     1,100     Neon Systems, Inc.*                                  30
     1,800     Net Perceptions, Inc.*                               31
     2,500     Netgravity*                                          83
     1,000     Netobjects*                                           6
     1,000     Netopia, Inc.*                                       40
     2,700     Nvidia Corp.*                                        52
       700     Omega Research, Inc.*                                 3
     2,900     OneMain.com, Inc.*                                   48
     2,100     OnHealth Network Co.*                                13
     1,100     Onyx Software Corp.*                                 16
     4,600     Open Market, Inc.*                                   60
       400     PCOrder.com, Inc.*                                   14
     4,900     Pegasystems, Inc.*                                   38
     4,000     Peregrine Systems, Inc.*                            163
    14,100     Per-Se Technologies, Inc.*                           48
     2,300     Pervasive Software, Inc.*                            79
     4,300     Phoenix Technologies Ltd.*                           48
     3,000     Pinnacle Systems, Inc.*                             127
     5,800     Policy Management Systems Corp. *                   183
     2,100     Preview Travel, Inc.*                                34
     2,200     Probusiness Services, Inc.*                          59
     2,500     Progress Software Corp.*                             78
     1,000     Project Software & Development*                      53
     1,600     Proxicom, Inc.*                                      94
       700     Private Business, Inc.*                               3
     3,500     QuadraMed Corp.*                                     26
     5,100     Rare Medium Group, Inc.*                             54
       500     Razorfish, Inc.*                                     22
     3,900     Remedy Corp.*                                       111
     5,000     Saga Systems, Inc.*                                  72
     2,200     Sagent Technology Inc.*                              21
       600     Saleslogix Corp*                                     12
     2,000     Sanchez Computer Associates, Inc.*                   70
     3,000     Santa Cruz Operation, Inc.*                          36

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               SOFTWARE - 7.5% (CONT'D.)
     1,600     Schawk, Inc.                                   $     16
     2,100     SCM Microsystems, Inc.*                              95
     4,100     Security First Technologies Corp.*                  159
     1,500     Serena Software, Inc.*                               26
       500     Silknet Software, Inc.*                              23
     1,400     Softnet Systems*                                     34
     2,600     Sportsline USA, Inc.*                                77
     1,300     SPSS, Inc.*                                          25
     2,600     Spyglass, Inc.*                                      32
     1,800     SS&C Technologies, Inc.*                             10
     5,924     Structural Dynamics Research*                        89
       600     Sunquest Information Systems*                        10
     4,100     SVI Holdings, Inc.*                                  37
    13,500     Sybase, Inc.*                                       159
     2,000     Telescan, Inc.*                                      33
       800     Tenfold Corp*                                        21
     1,900     Theglobe.com, Inc.*                                  26
     1,000     TheStreet.com, Inc.*                                 18
     1,900     THQ, Inc.*                                           82
     5,100     Transaction Systems Architects *                    137
     2,200     TSI International Software Ltd.*                     60
       800     Unigraphics Solutions, Inc.*                         22
     1,600     USinternetworking, Inc.*                             50
     4,500     Vantive Corp.*                                       39
     2,100     Verity, Inc.*                                       145
     5,600     VerticalNet, Inc.*                                  207
     4,300     Visio Corp.*                                        169
     3,600     WAVO Corp.*                                          16
     1,000     Webtrends Corp.*                                     45
     5,487     Wind River Systems*                                 104
     1,800     Worldgate Communications*                            41
     1,300     XOOM.com, Inc.*                                      65
     2,000     Ziff-Davis, Inc.*                                    43
     2,500     Zixit Corp.*                                         74
                                                          ------------
                                                                10,251
                                                          ------------

               TELECOMMUNICATION EQUIPMENT - 2.7%
     3,300     Adtran, Inc.*                                       126
    11,700     Advanced Fibre Communication*                       260
     4,000     Advanced Radio Telecom Corp.*                        50
     4,640     Allen Telecom, Inc.*                                 45
    13,400     Andrew Corp*                                        233
     3,950     Antec Corp.*                                        210

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               TELECOMMUNICATION EQUIPMENT - 2.7% (CONT'D.)
     8,000     Aspect Telecommunications*                      $   136
     2,600     Aware, Inc.*                                         75
     1,600     Carrier Access Corp.*                                67
     1,500     C-COR.net Corp.*                                     46
     7,300     Cellnet Data Systems, Inc.*                          29
     2,800     Com21, Inc.*                                         36
     7,900     Commscope, Inc.*                                    257
    10,200     Digital Microwave Corp.*                            160
     6,500     DSP Communications, Inc.*                           123
       900     Excel Switching Corp.*                               32
    10,700     Executone Information Systems*                       32
    10,600     Glenayre Technologies, Inc.*                         32
     1,800     Harmonic, Inc.*                                     235
     7,900     Interdigital Communications Corp.*                   43
     4,100     International Fibercom, Inc.*                        22
     1,400     IPC Communications, Inc.*                            86
       700     Melita International Corp.*                           5
       800     Northeast Optic Network, Inc.*                       30
     2,500     North Pittsburgh Systems, Inc.                       46
     3,600     Network Equipment Technologies *                     33
       400     Optical Cable Corp.*                                  4
     6,100     PageMart Wireless, Inc.*                             37
    16,000     Paging Network, Inc.*                                16
    10,900     Pairgain Technologies, Inc.*                        139
     8,100     P-Com, Inc.*                                         57
     6,900     PictureTel Corp.*                                    29
     3,400     Pinnacle Holdings, Inc.*                             89
     2,700     Plantronics, Inc.*                                  134
     2,300     Powerwave Technologies, Inc.*                       111
     4,100     Premisys Communications, Inc.*                       34
     1,700     Proxim, Inc.*                                        78
     9,800     SkyTel Communications, Inc.*                        179
     1,800     Stanford Telecommunications*                         57
     1,656     Superior Telecom, Inc.                               23
     4,500     Tekelec*                                             62
     2,300     Terayon Corp.*                                      112
     1,900     Tut Systems, Inc.*                                   49
     2,900     Westell Technologies, Inc.*                          24
     7,300     World Access, Inc.*                                  82
                                                          ------------
                                                                 3,765
                                                          ------------

               TELECOMMUNICATIONS - 1.9%
     2,443     Adaptive Broadband Corp.*                            82
     2,000     Advanced Communications Group, Inc.*                 16
     2,000     Aerial Communications, Inc.*                         54

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               TELECOMMUNICATIONS - 1.9% (CONT'D.)
     2,100     American Mobile Satellite Corp.*               $     37
     1,500     CT Communications, Inc.                              74
     4,900     Caprock Communications Corp.*                       114
     3,700     Commnet Cellular, Inc.*                             116
     1,633     Commonwealth Telephone Enterprise*                   72
     1,100     CTC Communications Corp. *                           18
     1,100     Destia Communications, Inc.*                         14
     8,300     e.spire Communications, Inc.*                        60
     1,500     Electric Lightwave, Inc.*                            20
     6,300     General Communication*                               33
     2,400     Hyperion Telecommunications*                         60
     7,700     ICG Communications, Inc.*                           120
     3,300     IDT Corp.*                                           69
     1,000     Inet Technologies, Inc.*                             40
     6,900     ITC Deltacom, Inc.*                                 190
     4,700     IXC Communications, Inc.*                           185
       500     Latitude Communications*                             15
     3,000     Leap Wireless International, Inc.*                   70
     3,350     Mastec, Inc.*                                        99
     1,600     Metricom, Inc.*                                      36
     2,200     MGC Communications, Inc.*                            46
     3,800     MRV Communications, Inc.*                            90
     5,000     Omnipoint Corp.*                                    279
     2,300     Pacific Gateway Exchange, Inc.*                      38
     3,800     Powertel, Inc.*                                     209
     7,700     Premiere Technologies, Inc.*                         46
     4,940     Price Communications Corp.*                         124
     6,200     Star Telecommunications, Inc.*                       34
     6,400     Talk.com, Inc.*                                      83
     1,750     Transaction Network Services, Inc.*                  69
     1,700     US LEC Corp.*                                        42
     1,600     West Teleservices Corp.*                             17
     1,200     Worldport Communications, Inc.*                       1
                                                          ------------
                                                                 2,672
                                                          ------------

               TELEPHONE - 0.3%
     2,200     CFW Communications Co.                               53
     7,600     Intermedia Communications*                          165
     3,700     Primus Telecommunications Group*                     78
     1,800     Viatel, Inc.*                                        53
                                                          ------------
                                                                   349
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               TEXTILES - 0.2%
     2,700     Dan River, Inc.*                                $    18
     3,150     G & K Services, Inc.                                128
     2,725     Guilford Mills, Inc.                                 24
     1,500     Pillowtex Corp.                                      11
     1,700     Springs Industries, Inc.                             58
     1,400     Synthetic Industries, Inc.*                          38
     1,900     Unifirst Corp.                                       26
                                                          ------------
                                                                   303
                                                          ------------

               TOBACCO - 0.2%
     1,900     Brooke Group Ltd.                                    32
     7,650     DIMON, Inc.                                          30
     1,300     General Cigar Holdings, Inc.*                         9
     5,400     Universal Corp.                                     141
                                                          ------------
                                                                   212
                                                          ------------

               TOYS/GAMES/HOBBIES - 0.3%
     2,500     Action Performance Co., Inc.*                        53
     9,000     Boyds Collection Ltd.*                              110
     3,000     Department 56*                                       72
     1,100     Jakks Pacific, Inc.*                                 41
     1,400     Marvel Enterprises, Inc.*                             8
     1,900     Racing Champions Corp.*                              11
     7,300     Topps Co. (The)*                                     55
                                                          ------------
                                                                   350
                                                          ------------

               TRANSPORTATION - 1.7%
     5,112     Air Express International Corp.                     116
     8,000     Airborne Freight Corp.                              169
     7,100     Alexander & Baldwin, Inc.                           170
     3,500     American Freightways Corp.*                          64
     3,200     Arnold Industries, Inc.                              40
     2,350     Atlas Air, Inc.*                                     51
     6,700     C.H. Robinson Worldwide, Inc.                       226
     2,050     Circle International Group                           42
     3,600     Consolidated Freightways Corp.*                      36
     1,300     Covenant Transport, Inc.*                            20
     2,550     Eagle USA Airfreight, Inc.*                          76
     5,100     Florida East Coast Industries                       160
     3,300     Fritz Companies, Inc.*                               34
     1,600     Forward Air Corp.*                                   38
     2,916     Heartland Express, Inc.*                             41
     1,000     HUB Group, Inc.*                                     20
     3,600     Hunt (JB) Transportation Services, Inc.              50

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.5% (CONT'D.)

               TRANSPORTATION - 1.7% (CONT'D.)
     3,300     Kirby Corp.*                                   $     65
     1,150     Knight Transportation, Inc.*                         17
     1,600     Landstar System, Inc.*                               56
     1,500     MS Carriers, Inc.*                                   36
     3,527     Offshore Logistics, Inc.*                            36
     4,400     Overseas Shipholding Group                           68
     3,200     Pittston Bax Group                                   26
     2,100     Roadway Express, Inc.                                42
     6,075     Swift Transportation Co., Inc.*                     120
     1,100     US Xpress Enterprises, Inc.                           6
     4,300     US Freightways Corp.                                204
     5,037     Werner Enterprises, Inc.                             89
     8,400     Wisconsin Central Transport*                        115
     4,100     Yellow Corp.*                                        68
                                                          ------------
                                                                 2,301
                                                          ------------

               TRUCKING & LEASING - 0.2%
     1,400     Amerco, Inc.*                                        40
     2,200     Interpool, Inc.                                      17
     7,775     Rollins Truck Leasing Corp.                          79
     2,200     Xtra Corp.                                           87
                                                          ------------
                                                                   223
                                                          ------------

               WATER - 0.4%
     1,500     American States Water Co.                            50
     1,876     Aquarion Co.                                         67
     1,900     California Water Service Group                       52
     1,400     E'town Corp.                                         69
     5,800     Philadelphia Suburban Corp.                         137
       300     SJW Corp.                                            27
     4,588     United Water Resources, Inc.                        150
                                                          ------------
                                                                   552
                                                          ------------

               Total Common Stocks
               (cost $137,688)                                 136,334
                                                          ------------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               SHORT-TERM INVESTMENT - 0.1%
               (cost $164)

      $164     Banco Popular, Puerto Rico
               Eurodollar Time Deposits,
               5.688%, 10/1/99                              $      164
                                                          ------------


               Total Investments - 99.6%
               (cost $137,852)                                 136,498

               Other Assets less Liabilities - 0.4%                545
                                                          ------------

               NET ASSETS - 100.0%                            $137,043
                                                          ============

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

SMALL CAP FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 96.1%

               ADVERTISING - 0.4%
    18,600     Cyrk, Inc.*                                      $  103
       900     Grey Advertising, Inc.                              331
     4,800     Ha-Lo Industries, Inc.*                              30
     7,350     Penton Media, Inc.                                  119
     5,400     Telespectrum Worldwide, Inc.*                        32
    17,600     True North Communications                           640
                                                          ------------
                                                                 1,255
                                                          ------------
               AEROSPACE - 1.1%
    38,550     AAR Corp.                                           694
    12,900     Aeroflex, Inc.*                                     157
    14,600     BE Aerospace, Inc.*                                 174
    13,100     Curtiss-Wright Corp.                                422
    25,074     Fairchild Corp.(The)*                               257
    18,900     Nichols Research Corp.*                             503
    38,900     Orbital Sciences Corp.*                             681
     7,100     Primex Technologies, Inc.                           140
     2,700     SPACEHAB, Inc.*                                      13
     4,200     Titan Corp.*                                         60
    19,400     United Industrial Corp.                             178
                                                          ------------
                                                                 3,279
                                                          ------------

               AGRICULTURE - 0.0%
     4,000     Andersons (The), Inc.                                35
                                                          ------------

               AIRLINES - 0.7%
    23,400     Alaska Airgroup, Inc.*                              952
    14,000     Amtran, Inc.*                                       262
    11,600     Hawaiian Airlines, Inc.*                             27
    38,400     Mesa Air Group, Inc.*                               235
    27,600     SkyWest, Inc.                                       605
                                                          ------------
                                                                 2,081
                                                          ------------

               APPAREL - 1.2%
   165,700     Burlington Industries, Inc.*                        735
    16,400     Cone Mills Corp.*                                    80
    33,300     Delta Woodside Industries, Inc.                      91
     9,600     Donna Karan International, Inc.*                     82
     6,500     Florsheim Group, Inc.*                               16
     8,000     Garan, Inc.                                         261
    18,600     Hartmarx Corp.*                                      74
    32,000     Kellwood Co.                                        704
    11,300     Nautica Enterprises, Inc.*                          182

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               APPAREL - 1.2% (CONT'D.)
     9,200     Oxford Industries, Inc.                          $  198
     4,700     Perry Ellis International, Inc.*                     51
    36,700     Phillips-Van Heusen Corp.                           326
    20,800     Russell Corp.                                       295
    10,800     Superior Uniform Group, Inc.                        127
     3,900     Weyco Group, Inc.                                    85
    14,800     Wolverine World Wide                                168
                                                          ------------
                                                                 3,475
                                                          ------------

               AUTO PARTS & EQUIPMENT - 1.0%
    28,900     Arvin Industries, Inc.                              894
     3,200     Bandag, Inc.                                        102
     5,095     Dura Automotive Systems, Inc.*                      122
     7,100     Edelbrock Corp.*                                    102
    17,900     Exide Corp.                                         171
       200     Federal Screw Works                                   9
    12,100     R & B, Inc.*                                         67
    18,900     Standard Motor Products, Inc.                       367
    22,800     Standard Products Co.                               807
    16,600     Titan International, Inc.                           170
                                                          ------------
                                                                 2,811
                                                          ------------

               BANKS - 3.4%
     1,700     ABC Bancorp                                          22
     5,500     Area Bancshares Corp.                               158
     3,000     Bancfirst Corp.                                      94
    17,700     Bay View Capital Corp.                              235
     1,098     BB&T Corp.                                           36
    14,933     Brenton Banks, Inc.                                 208
     9,900     BSB Bancorp, Inc.                                   238
     9,100     Carolina First Corp.                                180
       900     Cass Commercial Corp.                                23
     5,000     Cathay Bancorp, Inc.                                178
     4,000     CB Bancshares, Inc.                                 115
     8,132     Chittenden Corp.                                    232
     9,300     Citizens Banking Corp.                              243
     3,000     City Holding Co.                                     58
     3,500     Commercial Bank of New York                          41
     7,600     Community Bank System, Inc.                         208
     6,270     Community Trust Bancorp, Inc.                       136
     2,800     Corus Bankshares, Inc.                               72
     6,975     Covest Bancshares, Inc.                              95
    15,400     CPB, Inc.                                           352
    21,050     F.N.B. Corp.                                        510
     5,564     First Charter Corp.                                  97

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 96.1% (CONT'D.)

               BANKS - 3.4% (CONT'D.)
     3,250     First Merchants Corp.                          $     77
    13,900     First Republic Bank*                                368
     6,700     First United Bancshares                             119
     8,800     GBC Bancorp                                         171
    10,730     Grand Premier Financial, Inc.                       165
     2,900     Hancock Holding Co.                                 116
    15,800     Imperial Bancorp                                    336
     4,500     Interchange Financial Services Corp.                 77
    10,350     Interwest Bancorp, Inc.                             215
       400     Iroquois Bancorp, Inc.                                7
     2,800     ISB Financial Corp.                                  47
       600     James River Bankshares, Inc.                          8
    12,306     Jeffbanks, Inc.                                     355
       300     Mahaska Investment Co.                                4
     2,700     Merchants Bancshares, Inc.                           64
    13,050     Mid-America Bancorporation*                         315
     9,400     National Bancorp of Alaska                          241
    13,214     National City Bancorp                               231
    12,101     NBT Bancorp, Inc.                                   209
     6,000     Northern States Financial Corp.                     138
     4,200     Old Second Bancorp, Inc.                            111
     8,893     Peoples Holding Co.                                 302
    11,410     Premier National Bancorp, Inc.                      198
       950     Princeton National Bancorp                           12
     5,300     Provident Bankshares Corp.                          113
     6,100     Republic Bancshares, Inc.*                           88
    32,619     Republic Security Financial Corp.                   283
    52,100     Riggs National Corp.                                879
     2,600     Southwest Bancorp, Inc.                              57
     8,000     Sterling Bancorp                                    138
     8,550     Triangle Bancorp, Inc.                              158
     4,312     TriCo Bancshares                                     79
    25,500     U.S. Bancorp, Inc.                                  344
    11,500     Wesbanco, Inc.                                      293
                                                          ------------
                                                                 9,849
                                                          ------------

               BEVERAGES - 0.2%
    14,365     Chock Full O' Nuts Corp.*                           156
     3,100     Farmer Bros. Co.                                    515
                                                          ------------
                                                                   671
                                                          ------------

See Notes to the Financial Statements.

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               BIOTECHNOLOGY - 0.5%
     3,900     Bionova Holding Corp.*                         $      9
    13,000     Creative Biomolecules, Inc.*                         49
     3,900     Genome Therapeutics Corp.*                           16
     3,200     IDEC Pharmaceuticals Corp.*                         301
     9,500     Liposome Co., Inc.*                                  72
     4,000     Neopath, Inc.*                                       19
    41,500     Nexell Therapeutics, Inc.*                           61
    20,200     Northfield Laboratories, Inc.*                      287
    12,000     Protein Design Labs, Inc.*                          434
    17,800     Regeneron Pharmaceuticals, Inc.*                    145
                                                          ------------
                                                                 1,393
                                                          ------------

               BUILDING MATERIALS - 1.9%
     1,300     Advanced Lighting Techs*                              9
     6,400     Ameron International Corp.                          300
     4,400     Butler Manufacturing Co.                            116
    20,925     Elcor Corp.                                         523
    21,800     Florida Rock Industries, Inc.                       758
    13,800     Genlyte Group, Inc.*                                328
     6,900     Giant Cement Holding, Inc.*                         158
     5,800     International Aluminum Co.                          160
    41,100     Jannock Ltd.                                        488
     1,473     Juno Lighting, Inc.                                  18
    12,100     Mestek, Inc.*                                       242
    11,700     Nortek, Inc.*                                       399
     3,300     Patrick Industries, Inc.                             42
     7,600     Puerto Rican Cement Co., Inc.                       274
    32,400     Texas Industries, Inc.                            1,199
    24,000     TJ International, Inc.                              603
                                                          ------------
                                                                 5,617
                                                          ------------

               CHEMICALS - 1.7%
     9,510     Aceto Corp.                                         103
     8,100     Arch Chemicals, Inc.                                131
     5,300     Bush Boake Allen, Inc.*                             140
    32,000     Cambrex Corp.                                       846
     5,100     Chemfab Corp.*                                       82
    18,800     Chemfirst, Inc.                                     513
    36,800     Ethyl Corp.                                         143
    19,100     Fuller (H. B.) Co.                                1,163
    34,400     Hanna (M.A.) Co.                                    391
    30,700     International Specialty Products, Inc.*             305
     8,200     MacDermid, Inc.                                     279
    10,100     Mississippi Chemical Corp.                           71
    25,200     Schulman (A.), Inc.                                 436

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               CHEMICALS - 1.7% (CONT'D.)
     7,700     Sybron Chemicals, Inc.*                         $   117
     9,300     Tetra Technologies, Inc.*                            95
     7,200     Wellman, Inc.                                       130
                                                          ------------
                                                                 4,945
                                                          ------------

               COAL - 0.2%
    51,400     Arch Coal, Inc.                                     633
                                                          ------------
               COMMERCIAL SERVICES - 3.0%
    13,100     Aurora Biosciences Corp.*                           178
    46,900     Avis Rent A Car, Inc.*                              979
    13,100     Berlitz International, Inc.*                        276
     7,800     CDI Corp.*                                          213
    13,600     Chemed Corp.                                        411
       500     Childtime Learning Centers, Inc.*                     6
     4,200     Correctional Services Corp.*                         21
    16,400     Data Broadcasting Corp.*                            124
     4,400     Dollar Thrifty Automotive Group*                     91
    49,200     Franklin Covey Co.*                                 378
     5,100     Group Maintenance America Corp.*                     64
     8,700     Health Management Systems, Inc.                      41
    15,016     Healthcare Services Group, Inc.*                    122
    15,900     Insurance Auto Auctions, Inc.*                      237
     9,800     Integrated Electrical Services*                     155
     7,600     IntelliQuest Information Group*                      83
    52,600     Interim Services, Inc.*                             861
     5,800     Lason, Inc.*                                        258
     3,700     M/A/R/C, Inc.                                        52
     6,685     Monro Muffler Brake, Inc.*                           45
    43,300     National Processing, Inc.*                          390
     6,900     NCO Group, Inc.*                                    324
    38,400     Olsten Corp.                                        401
    28,200     Personnel Group of America, Inc.*                   176
    25,400     Phycor, Inc.*                                       111
    40,600     Primark Corp.*                                    1,155
    23,800     Protection One, Inc.*                                95
     6,000     Quest Education Corp.*                               47
    17,700     Renaissance Worldwide, Inc.*                         69
     3,600     Right Management Consultants, Inc.*                  41
    10,800     RTW, Inc.*                                           62
    10,100     Rural/Metro Corp.*                                   67
     8,600     Staffmark, Inc.*                                     68
     6,700     Strategic Distribution, Inc.*                        21
    11,200     Thermo TerraTech, Inc.*                              50
    79,064     US Oncology, Inc.*                                  717

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMERCIAL SERVICES - 3.0% (CONT'D.)
     9,900     Vallen Corp.*                                    $  144
    11,300     Volt Information Sciences, Inc.*                    274
                                                          ------------
                                                                 8,807
                                                          ------------

               COMPUTERS - 3.8%
     7,400     ACT Networks, Inc.*                                  65
    50,000     Anixter International, Inc.*                      1,163
    37,800     Applied Magnetics Corp.*                             33
     8,500     Auspex Systems, Inc.*                                75
     1,800     BTG, Inc.*                                           13
     4,700     Computer Network Technology Corp.*                   44
    66,900     Data General Corp.*                               1,409
     1,900     Digital Link Corp.*                                  19
    12,300     Evans & Sutherland Computer Co.*                    152
    30,400     Exabyte Corp.*                                      132
     1,700     Franklin Electronic Publish Co.*                      5
    19,700     Hutchinson Technology, Inc.*                        532
    32,724     Inacom Corp.*                                       301
    57,100     Intergraph Corp.*                                   321
    11,167     InterVoice, Inc.*                                   124
    39,400     Mentor Graphics Corp.*                              337
    57,000     Metamor Worldwide, Inc.*                          1,012
     7,900     MicroTouch Systems, Inc.*                           133
    13,400     MTI Technology Corp.*                               309
    19,600     MTS Systems Corp.                                   203
    10,700     Mylex Corp.*                                        128
     4,700     National TechTeam, Inc.*                             22
    23,100     Network Computing Devices, Inc.*                    104
    17,600     Network Peripherals, Inc.*                          321
    13,600     ODS Networks, Inc.*                                  78
    12,600     Opti, Inc.                                           89
     1,000     Overland Data, Inc.*                                  5
    12,000     Par Technology Corp.*                                85
     2,000     Printronix, Inc.*                                    38
    42,000     Read-Rite Corp.*                                    185
    15,200     RSA Security, Inc.*                                 404
    62,540     S3 Inc.*                                            653
    48,500     Sequent Computer Systems, Inc.*                     873
     4,900     Silicon Storage Technology, Inc.*                    69
    22,500     Smart Modular Technologies*                         766
     5,800     Technology Solutions Co.                             82
    20,900     Telxon Corp.*                                       175
    12,800     Tyler Corp.*                                         57
     3,500     Verilink Corp.*                                       8
    11,800     Xircom, Inc.*                                       504
                                                          ------------
                                                                11,028
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 96.1% (CONT'D.)

               COSMETICS/PERSONAL CARE - 0.0%
    16,200     Paragon Trade Brands, Inc.*                   $       3
       800     Stephan Co.                                           3
                                                          ------------
                                                                     6
                                                          ------------

               DISTRIBUTION/WHOLESALE - 0.9%
     4,800     Advanced Marketing Services, Inc.                    95
    25,700     Aviall, Inc.*                                       263
     3,500     Aviation Sales Co.*                                  67
    12,800     Bell Microproducts, Inc.*                           108
    16,100     Building Material Holding Corp.*                    161
    45,300     Handleman Co.*                                      600
    26,700     Hughes Supply, Inc.                                 581
     5,100     Merisel, Inc.*                                        8
     1,500     NuCo2, Inc.*                                          8
    32,600     Owens & Minor, Inc.                                 314
     8,800     PrimeSource Corp.                                    51
    19,740     United Stationers, Inc.*                            421
                                                          ------------
                                                                 2,677
                                                          ------------
               DIVERSIFIED FINANCIAL SERVICES - 1.3%
     7,800     Advest Group, Inc.                                  142
    16,100     Amplicon, Inc.                                      195
    13,300     Amresco, Inc.                                        40
    13,800     Arcadia Financial Ltd.                               60
     2,000     Atalanta Sosnoff Capital Corp.*                      14
    27,400     Credit Acceptance Corp.*                            164
    10,650     Dain Rauscher Corp.                                 522
     9,700     Delta Financial Corp.*                               49
    18,800     Doral Financial Corp.                               251
    14,300     DVI, Inc.*                                          234
     1,041     First Albany Cos., Inc.                              22
    34,954     Metris Cos., Inc.                                 1,029
     5,700     National Discount Brokers Group, Inc.*              151
     4,700     New Century Financial Corp.*                         83
       800     NextCard, Inc.*                                      20
    27,900     Phoenix Investment Partners Ltd.                    234
    14,400     Resource Bancshares Mortgage Group, Inc.             72
     6,987     Southwest Securities Group, Inc.                    189
     1,281     Stifel Financial Corp.                               11
     9,800     WFS Financial, Inc.                                 201
                                                          ------------
                                                                 3,683
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------


               ELECTRIC - 4.1%
     8,300     Bangor Hydro-Electric Co.*                     $    137
    44,200     Central Hudson Gas & Electric                     1,740
    15,500     Central Vermont Public Service Corp.                204
    14,200     CILCORP, Inc.                                       920
    67,050     CMP Group, Inc.                                   1,768
    48,400     Eastern Utilities Association                     1,446
    10,000     Empire District Electric Co.                        256
     7,700     Northwestern Corp.                                  175
    68,800     Public Service Co. of New Mexico                  1,256
     6,400     St. Joseph Light & Power Co.                        132
    30,900     TNP Enterprises, Inc.                             1,203
     9,700     Trigen Energy Corp.                                 222
    26,700     United Illuminating Co.                           1,292
     6,000     Unitil Corp.                                        146
    42,400     WPS Resources Corp.                               1,190
                                                          ------------
                                                                12,087
                                                          ------------

               ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
    16,400     Encore Wire Corp.*                                  149
    11,300     Insteel Industries, Inc.                            102
     7,764     Intermagnetics General Corp.*                        47
    16,100     Valence Technology, Inc.*                            75
                                                          ------------
                                                                   373
                                                          ------------

               ELECTRONICS - 4.3%
     6,100     ADE Corp.                                            85
    12,300     Anadigics, Inc.*                                    346
     5,300     Analogic Corp.                                      167
     3,350     Bel Fuse, Inc., Class A*                            116
    10,400     Benchmark Electronics, Inc.*                        367
    28,400     Canadian Marconi Co.                                334
    23,300     Checkpoint Systems, Inc.*                           217
    17,700     Coherent, Inc.*                                     395
    39,792     CTS Corp.                                         2,287
    13,150     Cubic Corp.                                         308
    24,400     DII Group, Inc.                                     859
    16,500     Dynatech Corp.*                                      83
     7,000     EG&G, Inc.                                          279
     7,700     FLIR Systems, Inc.*                                 100
     9,600     IFR Systems, Inc.*                                   29
     9,200     Instron Corp.                                       202
    56,900     Integrated Device Technology, Inc.*               1,053
     3,100     ITI Technologies, Inc.*                              93
    10,100     Itron, Inc.*                                         59

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               ELECTRONICS - 4.3% (CONT'D.)
     9,500     Kemet Corp.*                                   $    304
     2,700     Mackie Designs, Inc.*                                11
     4,400     Micrel, Inc.*                                       191
       500     Moore Products Co.                                   11
    12,200     Newport Corp.                                       203
    14,300     Optical Coating Laboratory, Inc.                  1,316
    21,500     Park Electrochemical Corp.                          707
    17,300     Paxar Corp.*                                        167
    11,200     Pittway Corp., Class A                              353
     2,300     Planar Systems, Inc.*                                15
     2,700     Recoton Corp.*                                       18
     5,900     Rofin-Sinar Technoligies, Inc.*                      37
     3,900     Sheldahl, Inc.*                                      23
     1,700     Sparton Corp.*                                        9
    21,000     Standard Microsystems Corp.*                        194
     8,200     Tech-Sym Corp.*                                     161
    11,900     Thermedics, Inc.*                                    89
    16,900     Thermo Optek Corp.*                                 143
    22,800     Thermoquest Corp.*                                  231
     8,400     Thermospectra Corp.*                                132
    10,100     TSI, Inc.*                                          124
     8,500     Universal Electronics, Inc.*                        197
     5,100     Varian, Inc.*                                        91
     2,200     Veeco Instruments, Inc.*                             62
    13,900     Woodward Governor Co.                               347
                                                          ------------
                                                                12,515
                                                          ------------

               ENGINEERING & CONSTRUCTION - 1.2%
     3,291     Anthony & Sylvan Pools Corp.*                        19
     8,300     BFC Construction Corp.*                              54
    22,700     Foster Wheeler Corp.                                274
    37,200     Granite Construction, Inc.                          970
    64,300     Morrison Knudsen Corp.*                             663
    10,000     Pitt-Des Moines, Inc.                               219
    19,700     Stone & Webster, Inc.                               552
    10,800     Turner Corp.*                                       309
    15,383     URS Corp.*                                          377
                                                          ------------
                                                                 3,437
                                                          ------------

               ENTERTAINMENT - 1.0%
     4,100     AMC Entertainment, Inc.*                             57
     4,500     Ameristar Casinos, Inc.*                             17
    21,000     Argosy Gaming Co.*                                  278
    40,400     Ascent Entertainment Group, Inc.*                   556
    52,900     Boyd Gaming Corp.*                                  317

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               ENTERTAINMENT - 1.0% (CONT'D.)
     5,500     Carmike Cinemas, Inc., Class A*                 $    72
    11,500     GC Cos., Inc.*                                      345
    24,637     Hollywood Park, Inc.*                               379
     5,000     Isle of Capri Casinos, Inc.*                         50
    12,300     Jackpot Enterprises, Inc.*                          108
    17,300     Loews Cineplex Entertainment Co.*                   136
    13,400     Mikohn Gaming Corp.*                                 54
    11,200     Players International, Inc.*                         83
    14,400     Station Casinos, Inc.*                              335
                                                          ------------
                                                                 2,787
                                                          ------------

               ENVIRONMENTAL CONTROL - 0.7%
     4,400     Ionics, Inc.*                                       142
    46,672     IT Group, Inc.*                                     446
    10,900     Layne Christensen Co.*                              117
     8,000     Mine Safety Appliances Co.                          504
    20,275     Safety-Kleen Corp.*                                 245
    21,500     Superior Services, Inc.*                            577
    16,100     Thermo Ecotek Corp.*                                146
                                                          ------------
                                                                 2,177
                                                          ------------

               FOOD - 1.6%
    60,318     Chiquita Brands International, Inc.                 358
    51,900     Earthgrains Co.                                   1,148
    29,844     Imperial Sugar Co.                                  183
    21,400     International Multifoods Corp.                      492
    12,000     J & J Snack Foods Corp.*                            237
    20,600     Michael Foods, Inc.                                 541
    13,200     Midwest Grain Products, Inc.*                       124
    25,300     Pilgrims Pride Corp., Class B                       220
    12,650     Pilgrims Pride Corp.                                 65
    11,000     Riviana Foods, Inc.                                 212
    20,450     Sanderson Farms, Inc.                               205
     4,800     Schultz Save-O Stores, Inc.                          76
     2,750     Seaboard Corp.                                      594
    22,114     WLR Foods, Inc.*                                    152
    13,640     Zapata Corp.                                         68
                                                          ------------
                                                                 4,675
                                                          ------------

               FOREST PRODUCTS & PAPER - 0.5%
    32,000     Chesapeake Corp.*                                   968
    28,900     Pope & Talbot, Inc.                                 358
                                                          ------------
                                                                 1,326
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 96.1% (CONT'D.)

               GAS - 1.7%
     3,000     Chesapeake Utilities Corp.                      $    52
     9,200     Connecticut Energy Corp.                            356
     8,700     CTG Resources, Inc.                                 308
    23,500     Energen Corp.                                       476
     2,300     Energynorth, Inc.                                    95
    20,300     Northwest Natural Gas Co.                           524
    20,000     NUI Corp.                                           495
     8,500     Pennsylvania Enterprises, Inc.                      276
     8,900     Providence Energy Corp.                             247
     4,100     South Jersey Industries                             108
    17,845     Southern Union Co.*                                 339
    54,000     Southwest Gas Corp.                               1,455
    22,800     Southwestern Energy Company                         207
                                                          ------------
                                                                 4,938
                                                          ------------
               HAND/MACHINE TOOLS - 0.3%
     3,700     Axsys International, Inc.*                           38
    14,300     Hardinge, Inc.                                      229
    20,600     Kennametal, Inc.                                    533
     6,800     Powell Industries, Inc.*                             59
       534     Starrett (L.S.) Co., Class B                         15
                                                          ------------
                                                                   874
                                                          ------------

               HEALTH CARE - 4.1%
    28,100     Acuson Corp.*                                       358
     7,800     Advanced Neuromodulation System, Inc.*               64
    10,900     American Healthcorp, Inc.*                           67
    22,700     Apria Healthcare Group, Inc.*                       380
     8,900     ATS Medical, Inc.*                                   88
     1,800     BioReliance Corp.*                                   11
     8,400     Biosite Diagnostics, Inc.*                           76
    13,000     CardioThoracic Systems, Inc.*                       218
    11,900     Clintrials Research, Inc.*                           65
     2,500     Cohesion Technologies, Inc.*                         15
     5,900     Collagen Aesthetics, Inc.*                           96
     7,600     CONMED Corp.*                                       186
     7,100     Cyberonics, Inc.                                    127
    22,000     Datascope Corp.*                                    773
     5,400     DEL Global Technologies Corp.*                       43
    11,200     Diagnostic Products Corp.                           300
       600     Dianon Systems, Inc.*                                 7
     8,400     Endosonics Corp.*                                    71
     2,300     General Surgical Innovations, Inc.*                  16

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HEALTH CARE - 4.1% (CONT'D.)
    36,000     Haemonetics Corp.*                             $    709
     6,900     Hologic, Inc.*                                       28
    54,800     IDEXX Laboratories, Inc.*                           944
     9,700     Igen International, Inc.*                           242
    11,800     Immucor, Inc.*                                      142
    40,100     Invacare Corp.                                      784
    53,300     Isolyser Co., Inc.*                                 197
    20,550     LabOne, Inc.                                        193
    54,800     Laboratory Corp. of America Holdings*               151
     2,500     Lunar Corp.*                                         19
    54,700     Matria Healthcare, Inc.*                            321
    13,700     Maxxim Medical, Inc.*                               328
    17,416     Molecular Biosystems, Inc.*                          30
     9,800     NMT Medical, Inc.*                                   25
    18,400     OEC Medical Systems, Inc.*                          646
     7,100     Orthologic Corp.*                                    21
    12,300     Polymedica Corp.*                                   286
    11,500     Prime Medical Services, Inc.*                       109
    11,200     Protocol Systems, Inc.*                              78
    32,000     PSS World Medical, Inc.*                            286
    42,500     Quest Diagnostics, Inc.*                          1,105
    20,200     Quidel Corp.*                                        88
    21,300     Quorum Health Group, Inc.*                          150
     7,200     RehabCare Group, Inc.*                              128
     2,000     ResCare, Inc.*                                       34
    36,750     Sierra Health Services*                             372
    22,700     Sola International, Inc.*                           352
    14,000     Spacelabs Medical, Inc.*                            212
    14,800     Summit Technology, Inc.*                            271
     9,400     Thermotrex Corp.*                                    59
    21,800     Trex Medical Corp.*                                  90
    31,600     United Wisconsin Services, Inc.*                    198
     7,500     Urocor, Inc.*                                        31
     6,000     Vital Signs, Inc.*                                  122
     2,100     Xomed Surgical Products, Inc.*                      120
                                                          ------------
                                                                11,832
                                                          ------------

               HOME BUILDERS - 3.1%
    13,300     Beazer Homes USA, Inc.*                             247
    28,700     Engle Homes, Inc.                                   296
    21,200     Kaufman & Broad Home Corp.                          437
    50,900     MDC Holdings, Inc.                                  824
    12,300     M/I Schottenstein Homes, Inc.                       203
    16,200     NVR, Inc.*                                          818
    52,700     Ryland Group, Inc.                                1,199

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HOME BUILDERS - 3.1% (CONT'D.)
    40,500     Schuler Homes, Inc.*                            $   273
    14,600     Skyline Corp.                                       375
     3,200     Southern Energy Homes, Inc.*                          8
    73,050     Standard-Pacific Corp.*                             749
    14,700     Thor Industries, Inc.                               375
    39,000     Toll Brothers, Inc.*                                743
    53,150     U. S. Home Corp.*                                 1,478
    50,200     Webb (Del E.) Corp.                               1,104
                                                          ------------
                                                                 9,129
                                                          ------------

               HOME FURNISHINGS - 1.4%
    30,400     Bassett Furniture Industries                        578
    19,200     Fedders Corp.                                       115
    10,600     Flexsteel Industries, Inc.                          143
    14,000     Furniture Brands International, Inc.*               276
    17,300     Harman International Industries, Inc.               728
     4,850     Knape & Vogt Manufacturing Co.                       73
     4,400     Ladd Furniture, Inc.*                                93
    54,700     La-Z-Boy, Inc.                                    1,043
    22,600     O'Sullivan Industry Holdings, Inc.*                 339
     3,800     Pulaski Furniture Corp.*                             57
    15,600     Royal Appliance Manufacturing Co.*                   78
    57,100     Sunbeam Corp.*                                      325
    17,800     Windmere-Durable Holdings, Inc.*                    215
                                                          ------------
                                                                 4,063
                                                          ------------

               HOUSEHOLD PRODUCTS/WARES - 1.2%
    22,300     American Business Products, Inc.                    351
     8,400     Central Garden & Pet Co.*                            64
    12,100     CNS, Inc.*                                           46
    15,800     CSS Industries, Inc.*                               363
     5,000     Ennis Business Forms, Inc.                           44
    12,800     Harland (John H.) Co.                               249
    17,600     Helen of Troy Ltd.*                                 169
    11,200     Hunt Corp.                                           92
     8,900     Nashua Corp.*                                        79
     7,400     Oil Dri Corp.                                       108
    23,300     Russ Berrie & Co., Inc.                             488
    51,800     Standard Register Co.                             1,217
    11,100     Swiss Army Brands, Inc.*                            103
                                                          ------------
                                                                 3,373
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               HOUSEWARES - 0.3%
    25,800     Ekco Group, Inc.*                                $  181
    36,700     Metromedia International Group, Inc.*               151
    10,700     Mikasa, Inc.                                        126
    11,000     National Presto Industries, Inc.                    425
                                                          ------------
                                                                   883
                                                          ------------

               INSURANCE - 5.9%
    20,800     Acceptance Insurance Cos., Inc.*                    265
    14,900     Alfa Corp.                                          242
     9,600     Allcity Insurance Co.*                               61
     6,000     American Heritage Life Investment Corp.             191
    35,700     Amerus Life Holdings, Inc., Class A                 756
    79,200     Argonaut Group, Inc.                              1,990
    12,300     Atlantic American Corp.                              37
     3,800     Baldwin & Lyons, Inc., Class B                       78
    37,500     Capital RE Corp.                                    375
     4,400     Capitol Transamerica Corp.                           62
     6,800     Centris Group, Inc.                                  68
     5,600     Chartwell RE Corp.                                   81
    28,100     CNA Surety Corp.*                                   369
     8,400     Commerce Group, Inc.                                193
     3,300     Danielson Holdings Corp.*                            20
    10,888     Donegal Group, Inc.                                  76
    15,200     EMC Insurance Group, Inc.                           146
    39,700     Enhance Financial Services Group, Inc.              702
     4,800     Farm Family Holdings, Inc.*                         190
    51,000     FBL Financial Group, Inc., Class A                1,052
     5,800     Foremost Corp. of America                           139
    12,200     Frontier Insurance Group, Inc.                      107
     6,400     Gainsco, Inc.                                        40
     5,100     Guarantee Life Cos., Inc.                           156
    43,600     Harleysville Group, Inc.                            613
    17,200     Kansas City Life Insurance Co.                      628
    20,300     LandAmerica Financial Group, Inc.                   401
     2,300     Meadowbrook Insurance Group                          26
     9,680     Meridian Insurance Group, Inc.                      160
    13,600     Midland Co.                                         286
     4,300     Navigators Group (The), Inc.*                        58
    14,100     Nymagic, Inc.                                       183
       700     Old Guard Group, Inc.*                                8
     6,700     Penn Treaty American Corp.*                         140
    46,700     Presidential Life Corp.                             800
     6,192     Professionals Group, Inc.*                          155
    20,900     PXRE Corp.                                          304
     6,533     Radian Group, Inc.                                  281

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 96.1% (CONT'D.)

               INSURANCE - 5.9% (CONT'D.)
    67,700     Reliance Group Holdings                        $    300
     6,700     Renaissancere Holdings Ltd.                         232
    12,500     Risk Capital Holdings, Inc.*                        195
    16,000     RLI Corp.                                           528
     7,900     SCPIE Holdings, Inc.                                249
    54,100     Selective Insurance Group, Inc.                   1,021
    10,900     State Auto Financial Corp.                          112
    17,100     Stewart Information Services Corp.                  313
    10,000     Trenwick Group, Inc.                                166
    10,950     United Fire & Casualty Co.                          252
    18,600     W.R. Berkley Corp.                                  428
     9,845     White Mountains Insurance Group                   1,335
    24,000     Zenith National Insurance Corp.                     513
                                                          ------------
                                                                17,083
                                                          ------------

               INVESTMENT COMPANIES - 0.4%
    14,300     Kaiser Ventures, Inc.*                              185
    26,100     PEC Israel Economic Corp.*                          909
                                                          ------------
                                                                 1,094
                                                          ------------

               IRON/STEEL - 1.3%
    13,100     Carpenter Technology Corp.                          321
     7,700     Citation Corp.*                                     131
    20,200     Cleveland-Cliffs, Inc.                              629
    16,700     Gibraltar Steel Corp.*                              352
    15,400     Lone Star Technologies, Inc.*                       308
     5,300     Material Sciences Corp.*                             71
    14,500     Olympic Steel, Inc.*                                 83
    35,500     Oregon Steel Mills, Inc.                            397
    30,825     Reliance Steel & Aluminum Co.                       647
    15,225     Roanoke Electric Steel Corp.                        266
     9,300     Ryerson Tull, Inc.                                  215
    16,700     Shiloh Industries, Inc.*                            184
    16,300     Steel Technologies, Inc.                            189
                                                          ------------
                                                                 3,793
                                                          ------------

               LEISURE TIME - 0.3%
    14,800     American Classic Voyager Co.*                       339
    10,900     Arctic Cat, Inc.                                    104
    11,700     Coastcast Corp.*                                    146
    18,300     Huffy Corp.                                         181
       200     K2, Inc.                                              2
                                                          ------------
                                                                   772
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               LODGING - 0.3%
    31,250     Marcus Corp.                                     $  377
    54,900     Prime Hospitality Corp.*                            439
     7,900     Suburban Lodges of America, Inc.*                    45
     5,800     Sunburst Hospitality Corp.*                          36
                                                          ------------
                                                                   897
                                                          ------------

               MACHINERY-CONSTRUCTION & MINING - 0.3%
    25,200     Astec Industries, Inc.*                             608
    30,700     Global Industries Technologies, Inc.*               374
                                                          ------------
                                                                   982
                                                          ------------

               MACHINERY-DIVERSIFIED - 2.2%
    18,200     Applied Industrial Technology, Inc.                 328
     5,700     Applied Science & Technology, Inc.*                 118
     4,700     Cascade Corp.                                        49
     5,200     CTB International Corp.*                             35
    33,500     Detroit Diesel Corp.                                620
    30,600     FSI International, Inc.*                            252
     9,300     Gardner Denver Machinery, Inc.*                     141
     7,400     Gehl Co.*                                           131
    37,700     Gerber Scientific, Inc.                             844
    44,600     Imation Corp.*                                    1,383
    21,100     Kulicke & Soffa Industries, Inc.*                   513
    21,700     Magnetek, Inc.*                                     194
    25,050     Motivepower Industries, Inc.*                       276
     4,200     Sames Corp.*                                         75
     9,376     SpeedFam-IPEC, Inc.*                                113
    11,800     Thermo Power Corp.                                  139
     2,800     Thermo Sentron, Inc.*                                38
    15,600     Thomas Industries, Inc.                             292
    60,500     Unova, Inc.*                                        809
                                                          ------------
                                                                 6,350
                                                          ------------

               MEDIA - 1.2%
    40,400     Banta Corp.                                         901
    56,200     Bowne & Co., Inc.                                   678
     2,400     Cadmus Communications Corp.                          27
     2,300     Courier Corp.                                        55
    15,200     Lodgenet Entertainment Corp.*                       198
    17,800     On Command Corp.                                    338
    13,600     Paxson Communications Corp.*                        167
     5,700     Scholastic Corp.*                                   285
     5,600     Thomas Nelson, Inc.                                  55
    25,250     World Color Press, Inc.*                            941
                                                          ------------
                                                                 3,645
                                                          ------------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               METAL FABRICATE/HARDWARE - 1.3%
    11,800     Amcast Industries Corp.                         $   157
    13,000     Ampco-Pittsburgh Corp.                              176
    19,900     Commercial Metals Co.                               572
    11,500     Fansteel, Inc.*                                      46
    15,200     Maverick Tube Corp.*                                253
    47,600     Mueller Industries, Inc.*                         1,413
    19,000     Quanex Corp.                                        487
     9,000     Shaw Group, Inc.*                                   202
    13,200     Transportation Technologies Industries*             229
     6,800     Transtechnology Corp.                                79
    10,000     Wolverine Tube, Inc.*                               155
                                                          ------------
                                                                 3,769
                                                          ------------

               METALS-DIVERSIFIED - 0.3%
    22,200     Brush Wellman, Inc.                                 326
    10,400     Century Aluminum Co.                                112
     2,700     Easco, Inc.                                          41
    65,800     Hecla Mining Co.*                                   193
     4,300     Stillwater Mining Co.*                              116
                                                          ------------
                                                                   788
                                                          ------------

               MINING - 0.3%
    87,900     Meridian Gold, Inc.*                                599
     6,200     Oglebay Norton Co.                                  128
    11,648     Zemex Corp.*                                         82
                                                          ------------
                                                                   809
                                                          ------------

               MISCELLANEOUS MANUFACTURING - 1.7%
    38,200     ACX Technologies, Inc.*                             363
     1,000     American Biltrite, Inc.                              17
    12,200     Bairnco Corp.                                        85
    12,387     Bell Industries, Inc.                                54
    31,400     Dexter Corp.                                      1,172
    15,600     Furon Co.                                           389
    41,200     Griffon Corp.*                                      330
    35,700     Justin Industries, Inc.*                            506
    11,200     Katy Industries, Inc.                               134
       900     Lynch Corp.                                          24
    10,600     M & F Worldwide Corp.*                               85
    10,800     NCH Corp.                                           488
     6,300     Osmonics, Inc.*                                      67
     6,400     Park-Ohio Holdings Corp.*                            80
    14,000     Polymer Group, Inc.*                                207
    10,800     Quixote Corp.                                       162

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               MISCELLANEOUS MANUFACTURING - 1.7% (CONT'D.)
       800     Safety Components International, Inc.*        $       2
     8,200     SPS Technologies, Inc.*                             311
    25,150     Tredegar Industries, Inc.                           538
                                                          ------------
                                                                 5,014
                                                          ------------

               OFFICE/BUSINESS EQUIPMENT - 0.1%
    11,300     General Binding Corp.                               229
                                                          ------------

               OFFICE FURNISHINGS - 0.1%
    10,890     Virco Manufacturing Corp.                           173
                                                          ------------

               OIL & GAS PRODUCERS - 1.7%
     8,600     Atwood Oceanics, Inc.*                              263
    13,900     Basin Exploration, Inc.*                            334
     7,600     Callon Petroleum Co.*                               116
    48,399     Chesapeake Energy Corp.                             188
    18,500     Chieftain International, Inc.*                      352
     1,900     Clayton Williams Energy, Inc.                        26
    22,900     Enterprise Products Partners                        454
    15,000     Giant Industries, Inc.                              174
    11,600     Harken Energy Corp.*                                 13
    31,700     Houston Exploration Co.*                            687
    23,000     HS Resources, Inc.*                                 377
    30,567     Louis Dreyfus Natural Gas Co.*                      655
    19,100     Meridian Resource Corp.*                             91
     2,100     Nuevo Energy Co.*                                    36
    12,200     Penn Virginia Corp.                                 253
    11,500     Petrocorp, Inc.*                                     75
     7,304     Swift Energy Co.*                                    92
    38,400     Tesoro Petroleum Corp.*                             634
    20,300     Titan Exploration, Inc.*                            100
    13,600     Unit Corp.*                                         103
                                                          ------------
                                                                 5,023
                                                          ------------

               OIL & GAS SERVICES - 0.6%
     8,900     Lufkin Industries, Inc.                             136
    22,800     Pool Energy Services Co.*                           561
    35,000     RPC, Inc.                                           243
    33,000     Stolt Comex Seaway S.A.*                            373
    16,500     Stolt Comex Seaway S.A. ADR*                        179
    12,000     Tuboscope, Inc.*                                    149
                                                          ------------
                                                                 1,641
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 96.1% (CONT'D.)

               PACKAGING & CONTAINERS - 0.1%
    22,800     Longview Fibre Co.                             $    284
                                                          ------------

               PHARMACEUTICALS - 2.9%
    11,300     Alliance Pharmaceutical Corp.*                       57
    11,400     Axys Pharmaceuticals, Inc.*                          45
    15,455     Bergen Brunswig Corp.                               160
    28,444     Bindley Western Industries, Inc.                    407
    10,624     Block Drug Co., Class A                             382
    60,700     Carter-Wallace, Inc.                              1,085
    12,900     Cephalon, Inc.*                                     232
     3,500     Chirex, Inc.*                                        90
    25,900     Copley Pharmaceutical, Inc.*                        285
    20,400     COR Therapeutics, Inc.*                             388
     9,400     Corixa Corp.*                                       126
    17,800     Dura Pharmaceuticals, Inc.*                         248
     6,741     Gilead Sciences, Inc.*                              433
     6,866     Herbalife International, Inc., Class A              105
    19,900     Immune Response Corp.*                               97
     4,600     Matrix Pharmaceuticals, Inc.*                        26
     7,400     NABI, Inc.*                                          38
    40,800     NBTY, Inc.*                                         311
    33,000     Neurocrine Biosciences, Inc.*                       190
     5,500     Neurogen Corp.*                                      91
     6,600     NPS Pharmaceuticals, Inc.*                           38
     2,200     Onyx Pharmaceuticals, Inc.*                          18
    25,300     OSI Pharmaceuticals, Inc.*                          144
    30,000     Perrigo Co.*                                        236
    24,800     Pharmaceutical Resources, Inc.                      126
    14,335     Priority Healthcare Corp.*                          443
    27,900     Rexall Sundown, Inc.*                               344
    46,800     Roberts Pharmaceutical Corp.*                     1,416
    43,400     Scios, Inc.*                                        160
     1,400     Sibia Neurosciences, Inc.*                           12
    52,500     SICOR, Inc.*                                        208
    13,000     Syncor International Corp.*                         488
    15,600     Veterinary Centers of America, Inc.*                178
                                                          ------------
                                                                 8,607
                                                          ------------

               PIPELINES - 0.3%
    48,900     Western Gas Resources, Inc.*                        913
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------


               REAL ESTATE - 0.6%
    21,900     Avatar Holdings, Inc.*                          $   416
     4,100     Echelon International Corp.*                        102
    17,500     Getty Realty Corp.                                  236
     5,533     Jones Lang LaSalle, Inc.*                            89
    32,200     LNR Property Corp.                                  656
    13,900     Trammell Crow Co.*                                  184
    17,500     Wellsford Real Properties, Inc.*                    166
                                                          ------------
                                                                 1,849
                                                          ------------

               REAL ESTATE INVESTMENT TRUSTS - 0.1%
    10,600     Sovran Self Storage, Inc.                           241
    22,000     Winston Hotels, Inc.                                195
                                                          ------------
                                                                   436
                                                          ------------

               RETAIL - 6.8%
    33,800     Ann Taylor Stores Corp.*                          1,382
    16,500     Baker (J.), Inc.                                    130
    13,400     Blair Corp.                                         236
    55,900     Bob Evans Farms, Inc.                             1,139
    20,100     Bombay Co. (The), Inc.*                             102
    11,300     Bon-Ton Stores (The), Inc.*                          45
    24,500     Brown Group, Inc.*                                  449
    17,200     Buffets, Inc.*                                      200
    68,320     Burlington Coat Factory Warehouse Corp.           1,349
    12,600     Cameron Ashley Building Product, Inc.               113
    33,000     Cash America Investments, Inc.                      311
    11,925     CEC Entertainment, Inc.*                            428
   144,000     Charming Shoppes, Inc.*                             738
    15,900     Chart House Enterprises, Inc.*                       86
    27,800     CKE Restaurant, Inc.                                202
     7,800     Copart, Inc.*                                       144
    51,900     Corporate Express, Inc.*                            488
     5,900     Creative Computers, Inc.*                            38
     9,100     Discount Auto Parts*                                147
    25,200     Dress Barn, Inc.*                                   462
    17,800     Drug Emporium, Inc.*                                120
     3,000     Duckwall Alto Stores, Inc.*                          25
    23,400     Egghead.com, Inc.*                                  164
     8,141     Frisch's Restaurants, Inc.                           80
    14,200     Gottschalks, Inc.*                                  128
    23,600     Haverty Furniture, Inc.                             342
    79,000     Heilig-Meyers Co.                                   375
    23,500     Hollywood Entertainment Corp.*                      353
    51,000     Homebase, Inc.*                                     201
    16,300     Intertan, Inc.*                                     320

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               RETAIL - 6.8% (CONT'D.)
    34,600     Jan Bell Marketing, Inc.*                      $    106
     5,000     Jo-Ann Stores, Inc., Class A*                        62
     8,700     Just For Feet, Inc.*                                 18
    13,000     Lillian Vernon Corp.                                163
    38,500     Lone Star Steakhouse & Saloon, Inc.*                296
    49,400     Michaels Stores, Inc.*                            1,457
    46,700     Micro Warehouse, Inc.*                              563
    12,437     Movado Group, Inc.                                  286
    24,900     Musicland Stores Corp.*                             218
     4,900     Noland Co.                                           93
    13,500     Piccadilly Cafeterias, Inc.                          89
     2,800     Quality Dining, Inc.*                                 7
     5,700     Rare Hospitality International, Inc.*               123
     4,200     REX Stores Corp.*                                   130
    58,100     Ryan's Family Steak Houses, Inc.*                   523
     1,100     S & K Famous Brands, Inc.*                            8
     5,300     Sbarro, Inc.*                                       153
    40,400     Shopko Stores, Inc.*                              1,172
        18     Sound Advice, Inc.*                                   -
    11,000     Sport Supply Group, Inc.*                            91
    26,600     Sports Authority, Inc.*                              85
    24,000     Syms Corp.*                                         179
    37,500     Talbots, Inc.                                     1,685
    25,500     TCBY Enterprises, Inc.                              116
     2,000     Tractor Supply Co.*                                  38
    19,200     Trans World Entertainment*                          244
     4,158     Ubid, Inc.*                                         110
     7,200     Ugly Duckling Corp.*                                 51
    12,400     United Auto Group, Inc.*                            157
     4,900     Uno Restaurant Corp.*                                58
    43,100     Value City Department Stores, Inc.*                 647
    49,400     Venator Group, Inc.*                                423
    13,500     Vicorp Restaurants, Inc.*                           223
     9,400     Wolohan Lumber Co.                                  122
                                                          ------------
                                                                19,993
                                                          ------------

               SAVINGS & LOANS - 4.4%
    16,214     Alliance Bancorp                                    318
     3,400     Ambanc Holding Co., Inc.                             54
       660     Ameriana Bancorp                                     11
     5,000     American Bank Connecticut                           109
    14,464     Anchor Bancorp Wisconsin, Inc.                      235
     8,675     Andover Bancorp, Inc.                               261
     1,260     Camco Financial Corp.                                13
    10,050     Coastal Bancorp, Inc.                               175


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SAVINGS & LOANS - 4.4% (CONT'D.)
     9,100     Commonwealth Bancorp, Inc.                         $155
     3,400     Community Federal Bancorp, Inc.                      57
     7,800     Dime Community Bancshares, Inc.                     162
    43,074     Downey Financial Corp.                              867
     1,500     Eagle Bancshares, Inc.                               28
     7,260     ESB Financial Corp.                                  94
     4,766     FFLC Bancorp, Inc.                                   84
    11,200     FFY Financial Corp.                                 207
     2,200     Fidelity Bancorp, Inc.                               37
     8,000     Fidelity Bankshares, Inc.                           128
     1,400     First Bell Bancorp, Inc.                             22
     2,300     First Defiance Financial Corp.                       26
    10,200     First Essex Bancorp, Inc.                           161
     2,800     First Federal Bancshares of Arkansas, Inc.           50
    12,100     First Federal Capital Corp.                         188
    18,260     First Indiana Corp.                                 383
     7,200     First Liberty Financial Corp.                       203
    12,000     First Northern Capital Corp.                        134
     4,900     First Savings Bancorp, Inc.                          99
    30,917     First Sentinel Bancorp, Inc.                        242
     6,710     First Washington Bancorp, Inc.                      117
    28,800     Firstfed Financial Corp.*                           500
     4,700     Flushing Financial Corp.                             75
    11,800     Haven Bancorp, Inc.                                 189
     2,900     Hawthorne Financial Corp.*                           39
       600     HF Financial Corp.                                    8
     9,050     HMN Financial, Inc.                                 111
     2,500     Home Bancorp                                         68
     5,625     Home Federal Bancorp                                120
    10,090     Horizon Financial Corp.                             114
     1,000     Industrial Bancorp, Inc.                             18
     4,200     ITLA Capital Corp.*                                  62
    13,600     Jefferson Savings Bancorp, Inc.                     158
    14,400     JSB Financial, Inc.                                 824
     6,100     Klamath First Bancorp, Inc.                          77
    14,703     MAF Bancorp, Inc.                                   292
     4,866     Massbank Corp.                                      174
    13,200     Medford Bancorp, Inc.                               203
     3,025     Monterey Bay Bancorp, Inc.                           32
       700     North Central Bancshares, Inc.                       12
     7,500     OceanFirst Financial Corp.                          123
    19,300     Ocwen Financial Corp.*                              129
     8,264     Ottawa Financial Corp.                              170
     2,300     Pamrapo Bancorp, Inc.                                52
     1,500     Parkvale Financial Corp.                             29

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 96.1% (CONT'D.)

               SAVINGS & LOANS - 4.4% (CONT'D.)
     4,900     Pennfed Financial Services, Inc.              $      74
       500     Peoples Bancorp, Inc.                                 8
       400     Permanent Bancorp, Inc.                               4
     8,500     PFF Bancorp, Inc.                                   175
     7,968     Quaker City Bancorp, Inc.                           137
    25,987     Queens County Bancorp, Inc.                         718
    12,900     Reliance Bancorp, Inc.                              485
    15,400     St. Francis Capital Corp.                           317
    55,751     St. Paul Bancorp, Inc.                            1,275
     7,500     Sterling Financial Corp.*                           100
    25,216     Webster Financial Corp.                             643
    18,900     Westcorp                                            282
     7,600     Westerfed Financial Corp.                           125
     2,800     Western Ohio Financial Corp.                         49
       600     WVS Financial Corp.                                   8
    12,569     York Financial Corp.                                181
                                                          ------------
                                                                12,780
                                                          ------------

               SEMICONDUCTORS - 3.2%
       800     Align-Rite International, Inc.*                      15
    56,600     Cirrus Logic, Inc.*                                 623
    48,000     Cypress Semiconductor Corp.*                      1,032
    24,600     Dallas Semiconductor Corp.                        1,315
    10,400     Electroglas, Inc.*                                  243
    22,800     ESS Technology*                                     302
    13,600     Exar Corp.*                                         509
     4,900     Integrated Silicon Solutions, Inc.*                  48
    44,500     International Rectifier Corp.*                      679
    11,200     Kopin Corp.*                                        311
     6,000     Lam Research Corp.*                                 366
    25,500     Marshall Industries, Inc.*                          931
     3,000     Mattson Technology, Inc.*                            36
    29,400     MEMC Electronics Materials, Inc.*                   404
     1,900     Micro Linear Corp.*                                   9
     1,800     MIPS Technologies, Inc.*                             57
    18,000     Oak Technology, Inc.*                                80
    35,400     Pioneer Standard Electronics, Inc.                  511
    11,400     Richardson Electronics Ltd.                          95
    36,300     Silicon Valley Group, Inc.*                         429
     3,800     Siliconix, Inc.*                                    179
     6,150     Triquint Semiconductor, Inc.*                       352
    28,000     Ultratech Stepper, Inc.*                            357
    12,200     Watkins-Johnson Co.                                 409
                                                          ------------
                                                                 9,292
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SOFTWARE - 1.9%
     3,100     3Dfx Interactive, Inc.*                         $    26
     1,800     Adept Technology, Inc.*                              13
     6,600     AVT Corp.*                                          202
    20,700     Banyan Systems, Inc.*                               199
     2,850     Broadvision, Inc.*                                  379
    18,000     Caere Corp.*                                        140
     3,400     DIGI International, Inc.*                            37
     3,000     Go2net, Inc.*                                       194
    12,500     Industrial International, Inc.*                      66
    38,500     Information Resources, Inc.*                        426
    44,000     Inprise Corp.*                                      180
     4,200     Inso Corp.*                                          34
    16,511     Netmanage, Inc.*                                     34
     8,600     Netopia, Inc.*                                      343
     7,057     Phoenix Technologies Ltd.*                           79
     5,600     Progress Software Corp.*                            176
     8,400     QAD, Inc.*                                           36
    15,600     Rainbow Technologies, Inc.*                         205
    49,500     Santa Cruz Operation, Inc.*                         591
       245     Schawk, Inc.                                          2
     5,900     Software Spectrum, Inc.*                             91
     2,700     Trident Microsystems, Inc.                           22
     1,450     USinternetworking, Inc.*                             45
    15,000     Verity, Inc.*                                     1,032
     5,300     VerticalNet, Inc.*                                  196
     9,900     Walker Interactive Systems, Inc.*                    28
    12,600     Wall Data, Inc.*                                     68
     1,900     Ziff-Davis, Inc.*                                    40
    19,800     Zixit Corp.*                                        587
                                                          ------------
                                                                 5,471
                                                          ------------

               TELECOMMUNICATION EQUIPMENT - 2.6%
    14,800     Allen Telecom, Inc.*                                144
    49,100     Antec Corp.*                                      2,608
    17,700     Aspect Telecommunications Corp.*                    300
     9,600     Centigram Communications Corp.*                     105
    48,000     Commscope, Inc.*                                  1,560
    12,500     Corsair Communications, Inc.*                        88
    11,625     EMS Technologies, Inc.*                             140
    72,800     Glenayre Technologies, Inc.*                        218
    13,200     Interdigital Communications Corp.*                   73
     9,300     NetOptix Corp.*                                     201
    28,700     Network Equipment Technologies, Inc.*               264
     5,400     Northeast Optic Network, Inc.*                      204

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               TELECOMMUNICATION EQUIPMENT - 2.6% (CONT'D.)
     3,300     Ortel Corp.*                                    $    51
    43,800     Pairgain Technologies, Inc.*                        558
     5,800     Periphonics Corp.*                                  182
     4,100     Proxim, Inc.*                                       189
    16,900     Spectralink Corp.*                                   77
     8,000     Stanford Telecommunications, Inc.*                  255
     9,100     Symmetricom, Inc.*                                   68
     6,900     Vertex Communications Corp.*                         77
    30,882     VTEL Corp.*                                         114
    15,503     World Access, Inc.*                                 173
                                                          ------------
                                                                 7,649
                                                          ------------

               TELECOMMUNICATIONS - 1.5%
    22,200     Adaptive Broadband Corp.*                           744
    17,400     Aerial Communications, Inc.*                        472
     7,000     Commonwealth Telephone Enterprise, Inc.*            308
     7,400     Davel Communications Group, Inc.                     29
     7,800     IDT Corp.*                                          163
     6,500     ITC Deltacom, Inc.*                                 179
       900     Lych Interactive Corp.*                              68
    45,625     Metrocall, Inc.*                                     57
     4,850     Omnipoint Corp.*                                    271
    36,500     Powertel, Inc.*                                   2,010
                                                          ------------
                                                                 4,301
                                                          ------------
               TELEPHONE - 0.2%
     6,680     Atlantic Tele-Network, Inc.*                         65
    12,877     Roseville Communications Co.                        438
     1,250     Viatel, Inc.*                                        37
                                                          ------------
                                                                   540
                                                          ------------

               TEXTILES - 0.2%
    12,400     Angelica Corp.                                      143
     1,100     Conso International Corp.*                            6
    11,400     Dixie Group, Inc.                                    88
    31,500     Guilford Mills, Inc.                                272
     4,462     Pillowtex Corp.                                      33
    14,400     Unifirst Corp.                                      198
                                                          ------------
                                                                   740
                                                          ------------

               TRANSPORTATION - 3.5%
    19,200     American Freightways Corp.*                         349
    26,500     Arkansas Best Corp.*                                328
    14,400     Arnold Industries, Inc.                             182
    19,600     Circle International Group, Inc.                    401

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               TRANSPORTATION - 3.5% (CONT'D.)
    14,200     Consolidated Freightways Corp.*               $     140
    48,100     Fritz Cos., Inc.*                                   499
    22,800     Frozen Food Express Industries, Inc.                140
     4,700     FRP Properties, Inc.*                               111
    55,000     Hunt (J.B.) Transport Services, Inc.                763
    33,000     Kirby Corp.*                                        648
     1,200     Kitty Hawk, Inc.*                                    12
     6,400     Landstar System, Inc.*                              222
    17,200     Maritrans, Inc.*                                     88
    17,300     M.S. Carriers, Inc.*                                415
    28,800     Offshore Logistics, Inc.*                           297
    11,300     Old Dominion Freight Line, Inc.*                    167
    55,950     Overseas Shipholding Group, Inc.                    864
    12,400     Railtex, Inc.*                                      205
    27,900     Roadway Express, Inc.                               563
    51,900     Teekay Shipping Corp.                               811
    32,000     U. S. Freightways Corp.                           1,516
    56,687     Werner Enterprises, Inc.                            999
    38,900     Yellow Corp.*                                       644
                                                          ------------
                                                                10,364
                                                          ------------

               TRUCKING & LEASING - 1.5%
    51,300     AMERCO, Inc.*                                     1,465
    19,200     Greenbrier Cos., Inc.                               212
    37,350     Interpool, Inc.                                     285
     8,100     PS Group Holdings, Inc.                              86
    73,700     Rollins Truck Leasing Corp.                         746
    38,700     Xtra Corp.                                        1,538
                                                          ------------
                                                                 4,332
                                                          ------------

               WATER - 1.4%
    14,200     American States Water Co.                           470
     9,900     Aquarion Co.                                        355
     8,400     California Water Service Group                      230
    10,700     E'town Corp.                                        531
    13,684     Philadelphia Suburban Corp.                         322
     4,300     SJW Corp.                                           389
    58,268     United Water Resources, Inc.                      1,901
                                                          ------------
                                                                 4,198
                                                          ------------

               Total Common Stocks
               (cost $250,022)                                 280,525
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               WARRANTS - 0.0%
     7,778     Arch Communications Group, Inc.,
               Exp. 2/18/00*                              $          1
        50     Xytronix, Inc., Class B,
               Exp. 8/11/01*                                         -
         8     York Research Corp., Class B,
               Exp. 11/30/99*                                        -
                                                          ------------

               Total Warrants
               (cost $0)                                             1
                                                          ------------

               OTHER - 0.0%

    10,000     Escrow American Medical
               Electronics, Inc.*                                    -
       220     Millicom American Satellite,
       300     Escrow Northeast Bancorp, Inc.*                       -
     4,500     Escrow Strawbridge & Clothier, Inc.*                  -
                                                          ------------

               Total Other
               (cost $0)                                             -
                                                          ------------

PRINCIPAL
AMOUNT
(000's)
-----------
               SHORT-TERM INVESTMENTS - 3.3%

    $7,938     Banco Popular, Puerto Rico,
               Eurodollar Time Deposit,
               5.688%, 10/1/99                                   7,938
     1,570     U.S. Treasury Bill,
               4.68%, 1/6/00<F1>                                 1,551
                                                          ------------
               Total Short-Term Investments
               (cost $9,489)                                     9,489
                                                          ------------

               Total Investments - 99.4%                       290,015
               (cost $259,511)

               Other Assets less Liabilities - 0.6%              1,832
                                                          ------------

               NET ASSETS - 100.0%                            $291,847
                                                          ============


OPEN FUTURES CONTRACTS:


                            Notional                            Unrealized
               Number of     Amount      Contract    Contract       Loss
Type           Contracts     (000s)      Position      Exp.        (000s)
--------------------------------------------------------------------------

Russell 2000       41      $1,718,000      Long        12/99       $(309)
S&P/Barra Value    16        283,000       Long        12/99        (132)
                                                                 ---------
                                                                   $(441)
                                                                  ========

<F1> Security pledged as collateral to cover margin requirements for open futures contracts.

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 89.6%

               AUSTRIA - 1.0%
    62,000     VA Technologie A.G.                            $  4,981
                                                          ------------

               CHINA - 0.6%
 4,800,000     Huaneng Power International, Inc.,
               H Shares                                          1,452
 8,500,000     Qingling Motors Co.                               1,630
                                                          ------------
                                                                 3,082
                                                          ------------

               FINLAND - 1.1%
   150,000     UPM-Kymmene Oyj                                   5,112
                                                          ------------

               FRANCE - 8.0%
    40,000     Axa - UAP                                         5,061
    27,000     Cap Gemini S.A.                                   4,256
    54,000     Lafarge S.A.                                      5,969
    18,000     LVMH - Moet Hennessy Louis Vuitton                5,396
    37,000     Suez Lyonnaise des Eaux                           5,989
   125,000     Total Fina S.A. ADR                               7,930
    65,000     Vivendi (Ex-Generale des Eaux)                    4,565
                                                          ------------
                                                                39,166
                                                          ------------

               GERMANY - 7.4%
    67,000     Adidas-Salomon A.G.                               5,697
   100,000     BASF A.G.                                         4,260
   192,400     Bayerische Motoren Werke (BMW) A.G.               5,430
   135,000     Hoechst A.G.                                      5,880
    30,000     Mannesmann A.G.                                   4,792
    82,000     SGL Carbon A.G.                                   5,633
    55,000     Siemens A.G.                                      4,542
                                                          ------------
                                                                36,234
                                                          ------------

               GREECE - 1.2%
   240,000     Hellenic Telecommunications
               Organization S.A.                                 5,601
                                                          ------------

               HONG KONG - 1.1%
 1,100,000     Beijing Enterprises Holdings Ltd.                 1,841
 2,497,000     China Resources Enterprise Ltd.                   3,391
                                                          ------------
                                                                 5,232
                                                          ------------

               INDIA - 0.5%
   220,000     Mahanagar Telephone Nigam Ltd. GDR                2,228
                                                          ------------

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               ITALY - 3.1%
   575,000     Bulgari S.p.A.                               $    4,280
 1,225,000     ENI S.p.A.                                        7,684
   160,000     Luxottica Group S.p.A. ADR                        3,050
                                                          ------------
                                                                15,014
                                                          ------------

               JAPAN - 30.0%
   765,000     Asahi Bank Ltd.                                   5,497
 1,200,000     Asahi Chemical Industry Co.                       6,684
   649,000     Fuji Bank Ltd.                                    7,888
    48,000     Fuji Soft ABC, Inc.                               4,089
   100,000     Fujitsu Ltd.                                      3,118
   225,000     Isetan Co. Ltd.                                   1,775
    62,000     Jafco Co. Ltd.                                    5,212
   185,000     Jusco Co. Ltd.                                    3,484
 3,000,000     Kawasaki Steel Corp.                              6,960
    20,000     Keyence Corp.                                     5,354
   180,000     Kissei Pharmaceutical Co. Ltd.                    3,931
 1,100,000     Komatsu Ltd.                                      7,294
 1,000,000     Mazda Motor Corp.                                 5,015
   440,000     Mitsubishi Estate Co. Ltd.                        4,467
   785,000     Mitsui & Co. Ltd.                                 5,943
   250,000     NEC Corp.                                         5,037
   685,000     Nikko Securities Co. Ltd.                         5,790
   275,000     Nikon Corp.                                       5,295
       200     NTT Mobile Communications
               Network, Inc.                                     3,945
   250,000     Omron Corp.                                       4,943
   335,000     Onward Kashiyama Co. Ltd.                         5,097
   300,000     Ricoh Corp. Ltd.                                  5,213
   180,000     Sankyo Co. Ltd.                                   5,410
   430,000     Sanwa Bank Ltd.                                   5,755
   475,000     Sekisui House Ltd.                                5,363
   260,000     Sumitomo Bank Ltd.                                3,907
   520,000     Sumitomo Electric Industries                      7,131
    80,000     Taiyo Yuden Co. Ltd.                              2,645
   375,000     Takashimaya Co. Ltd.                              3,839
                                                          ------------
                                                               146,081
                                                          ------------

               NETHERLANDS - 8.2%
    73,000     ASM Lithography Holding N.V.*                     4,896
   315,000     Buhrmann N.V.                                     5,300
   110,000     Getronics N.V.                                    5,933
    62,000     Gucci Group N.V. ADR                              5,177
    91,000     ING Groep N.V.                                    4,942
    35,000     STMicroelectronics N.V.                           2,590

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 89.6%

               NETHERLANDS - 8.2% (CONT'D.)
    82,000     Unilever N.V.                                  $  5,586
   154,000     VNU N.V.                                          5,346
                                                          ------------
                                                                39,770
                                                          ------------

               NORWAY - 2.0%
   850,000     Den Norske Bank A.S.A.                            3,355
   150,000     Norsk Hydro A.S.A.                                6,346
                                                          ------------
                                                                 9,701
                                                          ------------

               PHILIPPINES - 1.0%
 8,500,000     Ayala Land Inc.                                   2,078
   140,000     Philippine Long Distance Telephone Co.            3,029
                                                          ------------
                                                                 5,107
                                                          ------------

               PORTUGAL - 0.9%
   105,000     Portugal Telecom S.A.                             4,370
                                                          ------------

               SOUTH KOREA - 0.4%
   135,000     Korea Electric Power Corp. ADR                    2,168
                                                          ------------

               SWEDEN - 0.9%
   202,000     SKF AB                                            4,534
                                                          ------------

               SWITZERLAND - 4.6%
    15,000     Clariant A.G.                                     6,797
    60,000     New ABB Ltd.                                      6,198
     6,300     Novartis A.G.                                     9,345
                                                          ------------
                                                                22,340
                                                          ------------

               THAILAND - 0.6%
   500,000     BEC World Public Co. Ltd.                         2,712
                                                          ------------

               UNITED KINGDOM - 17.0%
   140,000     AstraZeneca Group PLC ADR                         5,915
    40,000     BP Amoco PLC ADR                                  4,432
   875,000     British Aerospace PLC                             5,768
   330,000     British Land Company PLC                          2,576
   350,000     British Sky Broadcasting Group PLC                3,386
   525,000     Canary Wharf Finance PLC*                         3,039
   105,000     Glaxo Wellcome PLC ADR                            5,460
   520,000     Halifax Group PLC                                 6,538
   365,000     HSBC Holdings PLC                                 4,184
   395,000     Imperial Chemical Industries PLC                  4,381

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               UNITED KINGDOM - 17.0% (CONT'D.)
   885,000     Invensys PLC                                  $   4,314
   190,000     Pearson PLC                                       4,077
   575,000     Powergen PLC                                      5,857
   649,998     Royal & Sun Alliance Insurance
               Group PLC                                         5,128
   310,000     Rio Tinto PLC                                     5,376
   575,000     Scottish & Newcastle PLC                          5,715
   905,000     TI Group PLC                                      6,618
                                                          ------------
                                                                82,764
                                                          ------------

               Total Common Stocks
               (cost $391,176)                                 436,197
                                                          ------------

PRINCIPAL
AMOUNT
(000S)
-----------

               SHORT-TERM INVESTMENTS - 8.8%
               (Cost $42,697)

    42,697     Banco Popular, Puerto Rico,
               Eurodollar Time Deposits,
               5.688%, 10/1/99                                  42,697
                                                          ------------

               Total Investments - 98.4%
               (cost $433,873)                                 478,894

               Other Assets less Liabilities - 1.6%              7,651
                                                          ------------

               NET ASSETS - 100.0%                            $486,545
                                                          ============

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

At September 30, 1999, the International Growth Equity Fund's investments were diversified as follows:

Industry Sector
-----------------------------------------
Auto                                2.7%
Basic Industries/Energy              7.7
Basic Materials                      3.1
Building                             1.4
Capital Goods                       13.9
Chemicals                            3.6
Communications                       0.9
Conglomerates                        2.6
Consumer Goods                      10.2
Financial Services                  14.1
Media                                0.6
Pharmaceuticals                      3.5
Real Estate                          4.3
Retail                               7.7
Support Services                     1.2
Technology                          11.3
Telecommunications                   1.7
Utilities                            3.1
Other                                6.4
                                 -------
Total                             100.0%
                                 =======

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

INTERNATIONAL SELECTEQUITY FUND


NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 90.9%

               AUSTRIA - 1.5%
    30,000     VA Technologie A.G.                            $  2,410
                                                          ------------

               FRANCE - 9.2%
    18,000     Axa - UAP                                         2,277
    14,000     Cap Gemini S.A.                                   2,207
    24,000     Lafarge S.A.                                      2,653
     8,000     LVMH - Moet Hennessy Louis Vuitton                2,398
    50,000     Total Fina S.A. ADR                               3,172
    30,000     Vivendi (Ex-Generale des Eaux)                    2,107
                                                          ------------
                                                                14,814
                                                          ------------

               GERMANY - 9.2%
    25,000     Adidas-Salomon A.G.                               2,126
    60,000     BASF A.G.                                         2,556
    91,000     Bayerische Motoren Werke (BMW) A.G.               2,568
    60,000     Hoechst A.G.                                      2,613
    14,000     Mannesmann A.G.                                   2,236
    40,000     SGL Carbon A.G.                                   2,748
                                                          ------------
                                                                14,847
                                                          ------------

               GREECE - 1.5%
   105,000     Hellenic Telecommunications
               Organization S.A.                                 2,450
                                                          ------------

               HONG KONG - 1.9%
   700,000     Beijing Enterprises Holdings Ltd.                 1,172
 1,400,000     China Resources Enterprise Ltd.                   1,901
                                                          ------------
                                                                 3,073
                                                          ------------

               ITALY - 1.8%
   450,000     ENI S.p.A.                                        2,823
                                                          ------------

               INDIA - 0.9%
   150,000     Mahanagar Telephone Nigam Ltd. GDR                1,519
                                                          ------------

               JAPAN - 31.0%
   325,000     Fuji Bank Ltd.                                    3,950
    40,000     Fuji Soft ABC, Inc.                               3,408
    80,000     Fujitsu Ltd.                                      2,495
    35,000     Jafco Co. Ltd.                                    2,942
    12,000     Keyence Corp.                                     3,212
    90,000     Kissei Pharmaceutical Co. Ltd.                    1,965
   425,000     Mitsui & Co. Ltd.                                 3,217

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               JAPAN - 31.0% (CONT'D.)
   170,000     NEC Corp.                                      $  3,425
   125,000     Nikon Corp.                                       2,407
       175     NTT Mobile Communications
               Network, Inc.                                     3,452
   160,000     Omron Corp.                                       3,163
   180,000     Onward Kashiyama Co. Ltd.                         2,739
   270,000     Sanwa Bank Ltd.                                   3,614
   210,000     Sekisui House Ltd.                                2,371
   250,000     Sumitomo Electric Industries                      3,428
    55,000     Taiyo Yuden Co. Ltd.                              1,818
   220,000     Takashimaya Co. Ltd.                              2,252
                                                          ------------
                                                                49,858
                                                          ------------

               NETHERLANDS - 8.9%
    35,000     ASM Lithography Holding N.V.*                     2,347
    50,000     Getronics N.V.                                    2,697
    45,000     ING Groep N.V.                                    2,444
    25,000     STMicroelectronics N.V.                           1,850
    70,000     Vedior N.V.                                       2,430
    30,000     Gucci Group N.V.                                  2,505
                                                          ------------
                                                                14,273
                                                          ------------

               PHILIPPINES - 1.5%
 5,000,000     Ayala Land, Inc.                                  1,223
    55,000     Philippine Long Distance Telephone Co.            1,190
                                                          ------------
                                                                 2,413
                                                          ------------

               PORTUGAL - 1.3%
    50,000     Portugal Telecom S.A.                             2,081
                                                          ------------

               SOUTH KOREA - 0.9%
    85,000     Korea Electric Power Corp. ADR                    1,365
                                                          ------------

               SWITZERLAND - 5.0%
    29,178     ABB A.G. Bearer                                   3,014
     5,000     Clariant A.G.                                     2,266
     1,800     Novartis A.G.                                     2,670
                                                          ------------
                                                                 7,950
                                                          ------------

               THAILAND - 1.2%
   350,000     BEC World Public Co. Ltd.                         1,899
                                                          ------------

               UNITED KINGDOM - 15.1%
    20,000     BP Amoco PLC ADR                                  2,307
   350,000     British Aerospace PLC                             2,216

See Notes to the Financial Statements.

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               UNITED KINGDOM - 15.1% (CONT'D.)
   220,000     British Sky Broadcasting Group PLC           $    2,129
   400,000     Canary Wharf Finance PLC*                         2,315
    50,000     Glaxo Wellcome PLC ADR                            2,600
   250,000     Halifax Group PLC                                 3,143
   500,000     Invensys PLC                                      2,437
   100,000     Pearson PLC                                       2,146
   400,000     TI Group PLC                                      2,925
   225,000     Unilever N.V.                                     2,118
                                                          ------------
                                                                24,336
                                                          ------------

               Total Common Stocks
               (cost $127,703)                                 146,111
                                                          ------------

PRINCIPAL
AMOUNT
(000S)
-----------

               SHORT-TERM INVESTMENTS - 9.4%
               (cost $15,113)

   $15,113     Banco Popular, Puerto Rico,
               Eurodollar Time Deposits,
               5.688% 10/1/99                                   15,113
                                                          ------------

               Total Investments - 100.3%
               (cost $142,816)                                 161,224

               Liabilities less Other Assets - (0.3)%            (478)
                                                          ------------

               NET ASSETS - 100.0%                            $160,746
                                                          ============


At September 30, 1999, the International Select Equity Fund's investments were diversified as follows:

Industry
Sector
-----------------------------------------
Auto                                1.8%
Basic Industries/Energy              4.0
Basic Materials                      1.8
Building                             1.8
Capital Goods                       15.6
Chemicals                            3.4
Communications                       2.4
Conglomerates                        1.3
Consumer Goods                      11.4
Electricals                          3.6
Engineering                          1.7
Financial Services                  12.6
Food/Beverage                        1.7
Media                                1.3
Oil                                  1.9
Pharmaceuticals                      1.4
Real Estate                          4.0
Retail                               7.0
Services                             2.3
Technology                           9.7
Telecommunications                   2.1
Transportation                       0.8
Utilities                            2.4
Other                                4.0
                                 -------
Total                             100.0%
                                 =======

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

TECHNOLOGY FUND

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               COMMON STOCKS - 99.4%

               COMPUTERS - 17.7%
    81,000     Apple Computer, Inc.                         $    5,128
    15,170     Ariba Inc.                                        2,192
   532,200     Dell Computer Corp.*                             22,253
   454,400     EMC Corp.*                                       32,461
   203,600     Electronic Data Systems                          10,778
     5,255     Foundry Networks, Inc.                              662
   254,500     Hewlett-Packard Co.                              23,414
   210,500     International Business Machines Corp.            25,549
    10,435     Juniper Networks                                  1,910
   438,300     Sun Microsystems Inc.*                           40,763
                                                          ------------
                                                               165,110
                                                          ------------

               ELECTRONICS - 3.9%
    25,900     Sanmina Corp.*                                    2,004
   438,100     Solectron Corp.*                                 31,461
    30,000     Vitesse Semiconductor Corp.                       2,561
                                                          ------------
                                                                36,026
                                                          ------------

               HEALTH CARE - 0.1%
    44,000     Cerus Corp.*                                      1,023
                                                          ------------

               MACHINERY - DIVERSIFIED - 2.9%
   345,700     Applied Materials, Inc.*                         26,921
                                                          ------------

               PHARMACEUTICALS - 0.1%
    25,000     Pharmacyclics, Inc.                               1,022
                                                          ------------

               RETAIL - 2.9%
   200,000     Amazon.com, Inc.*                                15,987
    14,035     Chemdex Corp.                                       432
    60,000     eBay, Inc.*                                       8,464
    69,000     UBid, Inc.                                        1,820
                                                          ------------
                                                                26,703
                                                          ------------

               SEMICONDUCTORS - 25.8%
   100,000     Altera Corp.*                                     4,338
   120,400     Atmel Corp.                                       4,071
   206,500     Broadcom Corp.                                   22,509
   299,900     Intel Corp.                                      22,286
    70,000     Linear Technology Corp.                           4,115
    71,900     LSI Logic Corp.*                                  3,703
   344,400     Micron Technology, Inc.                          22,924
   307,400     Motorola, Inc.                                   27,051

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               SEMICONDUCTORS - 25.8% (CONT'D.)
   597,000     National Semiconductor Corp.*                 $  18,209
   452,600     STMicroelectronics N.V.*                         33,492
   418,300     Texas Instruments, Inc.                          34,405
   659,200     Xilinx, Inc.*                                    43,199
                                                          ------------
                                                               240,302
                                                          ------------

               SOFTWARE & SERVICES - 26.3%
    14,344     Agile Software Corp.                                918
   347,971     America Online, Inc.*                            36,189
   223,100     Automatic Data Processing, Inc.                   9,956
    54,546     Backweb Technologies                                927
   430,400     Computer Associates International, Inc.          26,362
    32,800     Computer Sciences Corp.*                          2,306
   399,300     Electronic Arts, Inc.*                           28,899
   351,300     First Data Corp.                                 15,413
   108,793     Homestore.com, Inc.                               4,535
    15,238     Internap Network Services                           680
   257,700     Intuit, Inc.*                                    22,589
     4,364     Kana Communications, Inc.                           218
   247,900     Microsoft Corp.*                                 22,450
    23,212     Netzero, Inc.                                       604
   642,620     Oracle Corp.*                                    29,239
   616,600     Peoplesoft, Inc.*                                10,444
    35,206     Siebel Systems, Inc.*                             2,346
     9,804     Silver Stream Software, Inc.                        305
   170,600     Yahoo!, Inc.*                                    30,623
                                                          ------------
                                                               245,003
                                                          ------------

               TELECOMMUNICATION EQUIPMENT - 14.1%
   401,986     Cisco Systems, Inc.*                             27,561
    53,000     JDS Uniphase Corp.                                6,032
   274,010     Lucent Technologies, Inc.                        17,776
    90,000     Metromedia Fiber Network, Inc.                    2,205
   685,800     Nortel Networks Corp.                            34,976
   501,400     Tellabs, Inc.                                    28,548
   476,000     3Com Corp.*                                      13,685
                                                          ------------
                                                               130,783
                                                          ------------

               TELECOMMUNICATIONS - 3.7%
    53,000     Level 3 Communications, Inc.                      2,768
   255,000     McLeod USA, Inc.                                 10,853
   165,000     Nextel Communications, Inc.                      11,189
   130,000     Sprint Corp. (PCS Group)                          9,693
                                                          ------------
                                                                34,503
                                                          ------------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

NUMBER                                                           VALUE
OF SHARES                                                       (000S)
---------------------------------------------------------------------------

               TELEPHONE - 1.9%
   227,692     Focal Communications Corp.                   $    5,835
   132,000     Nextlink Communications                           6,843
    85,000     Sprint Corp. (FON Group)                          4,611
                                                          ------------
                                                                17,289
                                                          ------------

               Total Common Stocks
               (cost $617,841)                                 924,685
                                                          ------------

PRINCIPAL
AMOUNT
(000'S)
-----------
               SHORT-TERM INVESTMENT - 1.5%
               (cost $14,176)

   $14,176     Banco Popular, Puerto Rico
               Eurodollar Time Deposits,
               5.688%, 10/1/99                                  14,176
                                                          ------------

               Total Investments - 100.9%
               (cost $632,017)                                 938,861

               Liabilities less Other Assets - (0.9)%          (8,449)
                                                          ------------

               NET ASSETS - 100.0%                            $930,412
                                                          ============


See Notes to the Financial Statements.

NOTES TO THE
FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

1.  ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market, California Municipal Money Market, U.S. Government, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, California Tax-Exempt, International Fixed Income, High Yield Municipal, High Yield Fixed Income, Income Equity, Stock Index, Growth Equity, Select Equity, Mid Cap Growth, Small Cap Index, Small Cap, International Growth Equity, International Select Equity and Technology Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market, Florida Intermediate Tax-Exempt, California Tax-Exempt and International Fixed Income Funds which are non-diversified portfolios of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
   The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Additionally, Northern Trust Quantitative Advisors, Inc., a wholly-owned subsidiary of Northern Trust Corporation, serves as the investment adviser for the Stock Index, Small Cap and Small Cap Index Funds. Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C FUTURES CONTRACTS - Certain Funds may enter into long financial futures contracts to maintain liquidity or short financial futures contracts for hedging purposes. These Funds may also enter into futures contracts for speculative purposes. Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.
        A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is required to make a margin deposit in a segregated account of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains and losses are recognized and payments are made, on a daily

                                                NORTHERN FUNDS Semiannual Report

     basis, between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open contracts. At September 30, 1999, the Stock Index and Small Cap Funds had entered into exchange-traded long futures contracts and the aggregate market value of securities pledged to cover margin requirements for open positions was approximately $879,000 and $1,551,000 respectively.

D STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

E FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. A Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
          At September 30, 1999, there were no outstanding contracts.

G INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

H EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

I DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                       DECLARATION            PAYMENT
                                        FREQUENCY            FREQUENCY
-----------------------------------------------------------------------------
Money Market                             Daily                Monthly
U.S. Government Money
     Market                              Daily                Monthly
U.S. Government Select
    Money Market                         Daily                Monthly
Municipal Money Market                   Daily                Monthly
California Municipal
    Money Market                         Daily                Monthly
U.S. Government                          Daily                Monthly
Intermediate Tax-Exempt                  Daily                Monthly
Florida Intermediate
     Tax-Exempt                          Daily                Monthly
Fixed Income                             Daily                Monthly
Tax-Exempt                               Daily                Monthly
California Tax-Exempt                    Daily                Monthly
International Fixed Income               Quarterly            Quarterly
High Yield Municipal                     Monthly              Monthly
High Yield Fixed Income                  Monthly              Monthly
Income Equity                            Monthly              Monthly
Stock Index                              Quarterly            Quarterly
Growth Equity                            Quarterly            Quarterly
Select Equity                            Annually             Annually
Mid Cap Growth                           Quarterly            Quarterly
Small Cap Index                          Annually             Annually
Small Cap                                Annually             Annually
International Growth Equity              Annually             Annually
International Select Equity              Annually             Annually
Technology                               Annually             Annually
-----------------------------------------------------------------------------

    Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
    The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to foreign currency transactions, deferral of wash sales and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.
    During the year ended September 30, 1999, all of the dividends derived from net investment income paid by each of the Municipal Money Market, California Municipal Money Market, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt and California Tax-Exempt Funds were "exempt-interest dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the California Municipal Money Market and California Tax-Exempt Funds were "California exempt-interest dividends," exempt from California state personal income tax.

J FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

                                                NORTHERN FUNDS Semiannual Report

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 1999, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                   ANNUAL          ADVISORY
                                  ADVISORY        FEES AFTER     EXPENSE
                                    FEES           WAIVERS     LIMITATIONS
-------------------------------------------------------------------------------
Money Market                        0.60%          0.40%          0.55%
U.S. Government
    Money Market                    0.60%          0.40%          0.55%
U.S. Government Select
    Money Market                    0.60%          0.40%          0.55%
Municipal Money
    Market                          0.60%          0.40%          0.55%
California Municipal
    Money Market                    0.60%          0.40%          0.55%
U.S. Government                     0.75%          0.75%          0.90%
Intermediate
     Tax-Exempt                     0.75%          0.70%          0.85%
Florida Intermediate
     Tax-Exempt                     0.75%          0.70%          0.85%
Fixed Income                        0.75%          0.75%          0.90%
Tax-Exempt                          0.75%          0.70%          0.85%
California Tax-Exempt               0.75%          0.70%          0.85%
International Fixed
    Income                          0.90%          0.90%          1.15%
High Yield Municipal                0.75%          0.70%          0.85%
High Yield Fixed Income             0.75%          0.75%          0.90%
Income Equity                       1.00%          0.85%          1.00%
Stock Index                         0.60%          0.40%          0.55%
Growth Equity                       1.00%          0.85%          1.00%
Select Equity                       1.20%          0.85%          1.00%
Mid Cap Growth                      1.00%          0.85%          1.00%
Small Cap Index                     0.65%          0.50%          0.65%
Small Cap                           1.20%          0.85%          1.00%
International Growth
  Equity                            1.20%          1.00%          1.25%
International Select
  Equity                            1.20%          1.00%          1.25%
Technology                          1.20%          1.00%          1.25%
------------------------------------------------------------------------------
   Until October 1, 1999, the Funds had an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services. Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the six months ended September 30, 1999, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations. The waivers and reimbursements of Northern Trust and Sunstone described above are voluntary and may be terminated by them at any time at their discretion.

4.  BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
   As of September 30, 1999, the Small Cap Index Fund had an outstanding borrowing of $1,200,000. Minimal interest expense was incurred for the period then ended.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 1999 were as follows:


                                                                 PURCHASES                             SALES
                                                     ---------------------------------- ------------------------------------
                                                         U.S.                                   U.S.
AMOUNTS IN THOUSANDS                                  GOVERNMENT            OTHER            GOVERNMENT         OTHER
-----------------------------------------------------------------------------------------------------------------------------

U.S. Government                                        $48,485         $         -            $38,300               $-
Intermediate Tax-Exempt                                      -              96,338                  -           72,019
Florida Intermediate Tax-Exempt                              -              17,773                  -           15,881
Fixed Income                                            80,856              82,437             78,434           26,928
Tax-Exempt                                                   -             200,549                  -          175,905
California Tax-Exempt                                        -              25,010                  -           19,956
International Fixed Income                               1,040                 965                  -              478
High Yield Municipal                                         -              10,566                  -            1,003
High Yield Fixed Income                                      -              88,816                  -           26,469
Income Equity                                                -             150,514                  -           51,044
Stock Index                                                  -             152,847                  -            2,400
Growth Equity                                                -             521,615                  -          218,688
Select Equity                                                -             166,731                  -          121,165
Mid Cap Growth                                               -             276,743                  -          142,036
Small Cap Index                                              -             140,743                  -            3,322
Small Cap                                                    -              27,920                  -           43,956
International Growth Equity                                  -             363,020                  -          181,853
International Select Equity                                  -              97,138                  -           88,173
Technology                                                   -             486,379                  -          145,493
-----------------------------------------------------------------------------------------------------------------------------


     At September 30, 1999, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and cost basis of securities were as follows:



                                                                            NET               COST
                                                      UNREALIZED         UNREALIZED       APPRECIATION        BASIS OF
AMOUNTS IN THOUSANDS                                 APPRECIATION       DEPRECIATION     (DEPRECIATION)      SECURITIES
------------------------------------------------------------------------------------------------------------------------------

U.S. Government                                           $154             $4,686         $(4,532)          $262,918
Intermediate Tax-Exempt                                  2,521              6,677          (4,156)           366,392
Florida Intermediate Tax-Exempt                             98                769            (671)            40,657
Fixed Income                                               252             13,316         (13,064)           332,555
Tax-Exempt                                               2,490              5,983          (3,493)           242,481
California Tax-Exempt                                      211              2,859          (2,648)            78,047
International Fixed Income                                 481                545             (64)            15,482
High Yield Municipal                                         4                792            (788)            17,541
High Yield Fixed Income                                    351              2,892          (2,541)           103,300
Income Equity                                           26,404             11,026           15,378           212,475
Stock Index                                            182,116             10,407          171,709           291,224
Growth Equity                                          341,139             25,048          316,091           763,291
Select Equity                                           58,645              5,088           53,557           195,489
Mid Cap Growth                                          37,070              6,643           30,427           210,847
Small Cap Index                                         24,897             26,251          (1,354)           137,852
Small Cap                                               66,053             35,990           30,063           259,511
International Growth Equity                             57,437             12,416           45,021           433,873
International Select Equity                             22,780              4,372           18,408           142,816
Technology                                             318,086             11,242          306,844           632,017
------------------------------------------------------------------------------------------------------------------------------


   At March 31, 1999, the funds' fiscal year end, the Mid Cap Growth Fund had capital loss carryforwards, for income tax purposes, of approximately $4,222,000, due to expire March 31, 2007. These capital loss carryforwards are available to offset future gains.

                                                NORTHERN FUNDS Semiannual Report

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 1999 were as follows:


                                                                                                                         NET
                                                          ISSUED UPON          REINVESTMENT                           INCREASE
AMOUNTS IN THOUSANDS                      SOLD            CONVERSION           OF DIVIDENDS          REDEEMED        (DECREASE)
----------------------------------------------------------------------------------------------------------------------------------

U.S. Government                           2,695                   -                    58              2,980            (227)
Intermediate Tax-Exempt                   4,800                   -                    51              2,016            2,835
Florida Intermediate Tax-Exempt             744                   -                    13                620              137
Fixed Income                              8,057                   -                   118              2,198            5,977
Tax-Exempt                                3,194                   -                    36              2,033            1,197
California Tax-Exempt                     1,574                   -                    34              1,291              317
International Fixed Income                  264                   -                     2                 61              205
High Yield Municipal                        928                   -                     -                132              796
High Yield Fixed Income                   7,200                   -                    47                843            6,404
Income Equity                               737               9,504                    16              1,114            9,143
Stock Index                               3,334              14,818                    16              1,332           16,836
Growth Equity                             3,310              21,398                 1,438              2,736           23,410
Select Equity                             2,995                   -                     -              1,055            1,940
Mid Cap Growth                           12,912                   -                     -                342           12,570
Small Cap Index                               1              14,297                     -                323           13,975
Small Cap                                 2,900                   -                     -              3,619            (719)
International Growth Equity               5,487              14,322                 1,593              1,693           19,709
International Select Equity               1,831                   -                     -                635            1,196
Technology                                6,215              10,530                 1,133              1,445           16,433
----------------------------------------------------------------------------------------------------------------------------------


Transactions of shares of the Funds for the year ended March 31, 1999 were as follows:


                                                                                                       NET
                                                         REINVESTMENT                                INCREASE
AMOUNTS IN THOUSANDS                      SOLD           OF DIVIDENDS            REDEEMED           (DECREASE)
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government                            8,963                  718              5,473             4,208
Intermediate Tax-Exempt                    6,757                  391              2,665             4,483
Florida Intermediate Tax-Exempt            1,769                   55                700             1,124
Fixed Income                              21,526                  727             12,591             9,662
Tax-Exempt                                10,243                  433              4,815             5,861
California Tax-Exempt                      4,589                   98              1,303             3,384
International Fixed Income                   219                   17                248              (12)
High Yield Municipal                       1,024                    -                 22             1,002
High Yield Fixed Income                    4,057                    6                 19             4,044
Income Equity                              1,957                  474              1,648               783
Stock Index                                6,696                  104              3,298             3,502
Growth Equity                              5,911                1,437              3,895             3,453
Select Equity                              3,384                  327              1,806             1,905
Mid Cap Growth                             6,928                    -                328             6,600
Small Cap                                  7,288                  803              8,617             (526)
International Growth Equity                8,329                  613              7,068             1,874
International Select Equity                4,499                  381              4,684               196
Technology                                 7,041                  193              1,873             5,361
----------------------------------------------------------------------------------------------------------------------------------


7.  CONVERSION FROM NORTHERN COMMON TRUST FUNDS

On September 3, 1999 and October 1, 1999 (subsequent to the semiannual period ended September 30) Northern Trust converted six equity and ten fixed income common trust funds, respectively, into existing or new comparable Northern Funds. These conversions were tax-free for federal income tax purposes. The following is a summary of the net assets and shares converted (amounts in thousands):

                              NORTHERN                 NET ASSETS       SHARES
COMMON TRUST FUND             FUND                     CONVERTED      CONVERTED
--------------------------------------------------------------------------------
September 3, 1999 Conversion:

Income Equity Fund           Income Equity Fund          $123,163          9,504
Market Equity Fund           Stock Index Fund             271,446         14,818
Growth Equity Fund           Growth Equity Fund           458,132         21,398
Small Capitalization Fund    Small Cap Index Fund<F1>     142,973         14,297
Global Growth Fund           International Growth
Focused Growth                  Equity Fund               191,041         14,322
  Technology Fund            Technology Fund              359,270         10,530

October 1, 1999 Conversion:

1986 Government Bond Fund
  and Government Bond Fund   U.S. Government Fund        $112,138         11,422
Intermediate Government      Short-Intermediate U.S.
  Bond Fund                    Government Fund<F1>         60,337          6,034
Intermediate Tax-Exempt      Intermediate
  Bond Fund                    Tax-Exempt Fund            363,331         36,215
Intermediate California      California Intermediate
  Tax-Exempt Bond Fund         Tax-Exempt Fund<F1>         79,836          7,986
Taxable Bond Fund            Fixed Income Fund            293,695         30,234
Tax-Exempt Bond Fund         Tax-Exempt Fund              327,321         32,683
Arizona Tax-Exempt           Arizona
  Bond Fund                    Tax-Exempt Fund<F1>         56,205          5,621
California Tax-Exempt        California
  Bond Fund                    Tax-Exempt Fund             60,293          5,865
International Government     International Fixed
  Bond Fund                    Income Fund                  5,714            567

<F1> Fund commenced operations upon conversion

8.  SUBSEQUENT EVENTS

On October 1, 1999, Northern Trust and First Data Investor Services Group, Inc. became the Funds' co-administrators. Prior to October 1, 1999, Sunstone Financial Group, Inc. served as the Funds' administrator.

On October 1, 1999, Northern Funds Distributors, LLC, the Funds' distributor, was acquired by Provident Distributors, Inc. an independently owned and operated broker/dealer based in West Conshohocken, Pennsylvania.

After the close of business on September 30, 1999, the Small Cap Growth Fund commenced investment operations. Effective October 4, 1999, the Short-Intermediate U.S. Government, the California Intermediate Tax-Exempt and Arizona Tax-Exempt Funds commenced investment operations.

(BACK COVER)

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.


Northern Funds Distributors, LLC,
Distributor

                                                                       NF4100999

(logo)
NORTHERN FUNDS

P.O. Box 75986
Chicago, IL  60690-6319
(800) 595-9111


-----------------------

      BULK RATE
     U.S. POSTAGE
         PAID
    PERMIT NO. 240
  PALATINE P&DC, IL

--------------------------



XXXXXX


(LOGO)
NORTHERN FUNDS

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
U.S. GOVERNMENT SELECT MONEY MARKET FUND
MUNICIPAL MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND

 ------------------------------------------------------------------------------
                               SEMIANNUAL REPORT
 ------------------------------------------------------------------------------

September 30, 1999

TABLE OF CONTENTS
                                                                       PAGE
Abbreviations and Other Information.......................................1

Money Market Funds
   Statements of Assets and Liabilities...................................2
   Statements of Operations.............................................. 3
   Statements of Changes in Net Assets................................... 4
   Financial Highlights.................................................. 6
   Schedules of Investments
     Money Market Fund.................................................. 11
     U.S. Government Money Market Fund.................................. 16
     U.S. Government Select Money Market Fund........................... 17
     Municipal Money Market Fund........................................ 18
     California Municipal Money Market Fund............................. 33

Notes to the Financial Statements....................................... 38

ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS



AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Notes

COLLD.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

CVP       Central Valley Project

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHA       Federal Housing
          Authority

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

GNMA      Government National Mortgage Association

G.O.      General Obligation

GTD.      Guaranteed

HDA       Housing Development Agency

HFA       Housing Finance Authority

HUD       Housing and Urban
          Development

IDA       Industrial Development
          Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

ML/SG     Merrill Societe Generale

MTN       Medium Term Notes

P-FLOATS  Puttable Floating Rate Securities

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PRSV      Preservation

PSF       Permanent School Fund

RAN       Revenue Anticipation Notes

ROC       Reset Option Certificates

SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

SOC GEN   Societe Generale

TAN       Tax Anticipation Notes

TRAN      Tax and Revenue
          Anticipation Notes

TRB       Tax Revenue Bonds

VRDN      Variable Rate Demand Notes

VRN       Variable Rate Notes




                          ----------------------------
                                NOT FDIC-INSURED
                          ----------------------------
                                 May lose value
                               No bank guarantee
                          ----------------------------



An investment in Northern Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, an independent third party.

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1999 (UNAUDITED)

MONEY MARKET FUNDS


                                                                                           U.S.
                                                                            U.S.          GOV'T.                       CALIFORNIA
                                                                           GOV'T.         SELECT        MUNICIPAL      MUNICIPAL
                                                             MONEY         MONEY          MONEY           MONEY          MONEY
                                                            MARKET         MARKET         MARKET          MARKET         MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA                  FUND           FUND           FUND            FUND           FUND
--------------------------------------------                 ----           ----           ----            ----           ----
ASSETS:
  Investments, at amortized cost                       $5,250,690      $433,578        $402,402        $2,224,766       $449,760
  Repurchase agreements, at cost which
  approximates market value                                     -        52,056               -                 -              -
  Cash                                                          -             6              46                 -             76
  Income receivable                                        21,060           752             927            14,824          2,931
  Receivable from Adviser                                       -             -               -                 -             29
  Receivable for securities sold                                -             -               -                45              -
  Prepaid and other assets                                     85            22              16                41             10
------------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                     5,271,835       486,414         403,391         2,239,676        452,806
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Overdraft                                                   142             -               -                90              -
  Dividends payable                                        21,296         1,749           1,441             5,479            932
  Payable for securities purchased                              -        44,591          24,985                 -              -
  Accrued investment advisory fees                            230            20              16                99             19
  Accrued transfer agent fees                                  57             5               4                25              5
  Accrued custody and accounting fees                          34            10               7                36              8
  Accrued registration fees and other liabilities             403            46              53               273             28
------------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                   22,162        46,421          26,506             6,002            992
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $5,249,673      $439,993        $376,885        $2,233,674       $451,814
====================================================================================================================================

ANALYSIS OF NET ASSETS:
  Capital stock                                        $5,249,547      $439,953        $376,860        $2,233,370       $451,767
  Undistributed net investment income                         124            33              21               207             20
  Undistributed net realized gains                              2             7               4                97             27
------------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $5,249,673      $439,993        $376,885        $2,233,674       $451,814
====================================================================================================================================

SHARES OUTSTANDING ($.0001 PAR VALUE,
UNLIMITED AUTHORIZATION)                                5,249,667       439,985         376,880         2,233,507        451,786

NET ASSET VALUE, REDEMPTION AND
OFFERING PRICE PER SHARE                                    $1.00         $1.00           $1.00             $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------------



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report



STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

MONEY MARKET FUNDS


                                                                                           U.S.
                                                                            U.S.          GOV'T.                       CALIFORNIA
                                                                           GOV'T.         SELECT        MUNICIPAL      MUNICIPAL
                                                             MONEY         MONEY          MONEY           MONEY          MONEY
                                                            MARKET         MARKET         MARKET          MARKET         MARKET
AMOUNTS IN THOUSANDS                                         FUND           FUND           FUND            FUND           FUND
---------------------                                        ----           ----           ----            ----           ----
INVESTMENT INCOME:
  Interest income                                        $130,159       $11,085          $9,770           $37,295         $5,893
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment advisory fees                                 15,124         1,318           1,176             6,755          1,155
  Administration fees                                       3,781           330             294             1,689            289
  Transfer agent fees                                       2,521           220             196             1,126            193
  Custody and accounting fees                                 546            68              60               244             60
  Registration fees                                           290            20              40               148             57
  Professional fees                                            46            11              11                24              9
  Trustees' fees and expenses                                  30             4               4                16              3
  Other                                                        86            27               7                44              5
------------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                           22,424         1,998           1,788            10,046          1,771
     Less voluntary waivers of:
       Investment advisory fees                           (5,041)         (439)           (392)           (2,252)          (385)
       Administration fees                                (2,577)         (227)           (195)           (1,149)          (199)
     Less reimbursement of expenses by Adviser              (943)         (123)           (123)             (453)          (128)
------------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                          13,863         1,209           1,078             6,192          1,059
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     116,296         9,876           8,692            31,103          4,834
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES):
  Investments                                                (34)             -               1             (131)            (4)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $116,262        $9,876          $8,693           $30,972         $4,830
====================================================================================================================================



See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS


                                                                                                     U.S. GOVERNMENT
                                                              MONEY MARKET                            MONEY MARKET
                                                                  FUND                                    FUND
                                                    -------------------------------          -------------------------------
                                                     SIX MONTHS                             SIX MONTHS
                                                       ENDED                YEAR               ENDED                   YEAR
                                                     SEPT. 30,              ENDED            SEPT. 30,                ENDED
                                                        1999              MAR. 31,             1999                  MAR. 31,
AMOUNTS IN THOUSANDS                                (UNAUDITED)             1999            (UNAUDITED)                1999
--------------------------------                   --------------------------------        ----------------------------------
OPERATIONS:
  Net investment income                         $      116,296        $    188,380        $      9,876         $      20,858
  Net realized gains (losses) on investments              (34)                  33                   -                     3
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations                                 116,262             188,413               9,876                20,861
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                        9,961,364          14,249,027             952,495             2,260,589
  Shares from reinvestment of dividends                 22,248              31,770               3,250                 4,881
  Shares redeemed                                  (9,620,003)        (12,690,762)           (985,618)           (2,212,649)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Capital Share Transactions                 363,609           1,590,035            (29,873)                52,821
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
  From net investment income                         (116,296)           (188,380)             (9,876)              (20,858)
  From net realized gains                                    -                   -                   -                     -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                        (116,296)           (188,380)             (9,876)              (20,858)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                363,575           1,590,068            (29,873)                52,824

NET ASSETS:
  Beginning of period                                4,886,098           3,296,030             469,866               417,042
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                     $5,249,673          $4,886,098            $439,993              $469,866
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                       $124                $124                 $33                   $33
===================================================================================================================================


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


                                                   U.S. GOVERNMENT                                              CALIFORNIA
                                                       SELECT                       MUNICIPAL                    MUNICIPAL
                                                    MONEY MARKET                  MONEY MARKET                 MONEY MARKET
                                                        FUND                          FUND                         FUND
                                             --------------------------    -------------------------    --------------------------
                                             SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                               ENDED         YEAR             ENDED         YEAR            ENDED         YEAR
                                             SEPT. 30,       ENDED          SEPT. 30,      ENDED          SEPT. 30,      ENDED
                                                1999       MAR. 31,           1999        MAR. 31,          1999        MAR. 31,
AMOUNTS IN THOUSANDS                        (UNAUDITED)      1999          (UNAUDITED)      1999         (UNAUDITED)      1999
--------------------------------           -------------------------      ------------------------      -------------------------
OPERATIONS:
  Net investment income                      $  8,692     $  17,144          $ 31,103   $  59,255          $  4,834    $   7,325
  Net realized gains (losses)
  on investments                                    1             3             (131)         228               (4)           32
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations                          8,693        17,147            30,972      59,483             4,830        7,357
-----------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                 899,113     1,670,254         3,978,050   9,069,717         1,069,930    1,609,467
  Shares from reinvestment of dividends         2,533         5,089             5,081       9,443             1,500        1,945
  Shares redeemed                           (941,289)   (1,565,244)       (4,133,356) (8,509,555)         (982,662)  (1,473,237)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting
       from Capital Share Transactions       (39,643)       110,099         (150,225)     569,605            88,768      138,175
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS PAID:
  From net investment income                  (8,692)      (17,144)          (31,103)    (59,255)           (4,834)      (7,325)
  From net realized gains                           -             -                 -       (146)                 -            -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                 (8,692)      (17,144)          (31,103)    (59,401)           (4,834)      (7,325)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (39,642)       110,102         (150,356)     569,687            88,764      138,207

NET ASSETS:
  Beginning of period                         416,527       306,425         2,384,030   1,814,343           363,050      224,843
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                              $376,885      $416,527        $2,233,674  $2,384,030          $451,814     $363,050
===================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME               $21           $21              $207        $207               $20          $20
===================================================================================================================================


See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                              MONEY MARKET
                                                                                  FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS           YEAR         YEAR        YEAR          YEAR          YEAR
                                             ENDED             ENDED        ENDED        ENDED         ENDED        ENDED
                                           SEPT. 30,          MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                              1999              1999         1998        1997          1996        1995<F1>
                                          (UNAUDITED)
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.02           0.05          0.05       0.05          0.05          0.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.02)         (0.05)        (0.05)     (0.05)        (0.05)        (0.04)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F2>                                2.33%          5.04%         5.31%      5.05%         5.57%         4.55%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period  $5,249,673     $4,886,098    $3,296,030 $1,607,187    $1,061,813      $894,279
  Ratio to average net assets of<F3>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.55%      0.55%         0.49%         0.45%
     Expenses, before waivers and
       reimbursements                           0.89%          0.89%         0.90%      0.90%         0.91%         0.96%
     Net investment income, net of
       waivers and reimbursements               4.61%          4.91%         5.19%      4.94%         5.42%         4.94%
     Net investment income, before
       waivers and reimbursements               4.27%          4.57%         4.84%      4.59%         5.00%         4.43%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period November 29, 1994 (commencement of operations) through March
     31, 1995.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

                                                                            U.S. GOVERNMENT
                                                                              MONEY MARKET
                                                                                  FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F1>
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.02           0.05          0.05       0.05          0.05          0.04
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.02)         (0.05)        (0.05)     (0.05)        (0.05)        (0.04)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F2>                                2.28%          4.94%         5.22%      4.93%         5.46%         4.47%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $439,993       $469,866      $417,042   $314,259      $207,105      $227,543
  Ratio to average net assets of<F3>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.55%      0.55%         0.49%         0.45%
     Expenses, before waivers and
       reimbursements                           0.91%          0.91%         0.93%      0.96%         0.94%         1.01%
     Net investment income, net of
       waivers and reimbursements               4.50%          4.82%         5.10%      4.82%         5.33%         4.93%
     Net investment income, before
       waivers and reimbursements               4.14%          4.46%         4.72%      4.41%         4.88%         4.37%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period November 29, 1994 (commencement of operations) through March
     31, 1995.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.




See Notes to the Financial Statements.

MONEY MARKET FUNDS


                                                                             U.S. GOVERNMENT
                                                                                  SELECT
                                                                               MONEY MARKET
                                                                                   FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F1>
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.02           0.05          0.05       0.05          0.05          0.02
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.02)         (0.05)        (0.05)     (0.05)        (0.05)        (0.02)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F3>                                2.25%          4.87%         5.24%      5.07%         5.55%         1.75%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $376,885       $416,527      $306,425   $168,128       $85,400       $82,162
  Ratio to average net assets of<F4>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.46%      0.40%         0.33%         0.30%
     Expenses, before waivers and
       reimbursements                           0.91%          0.91%         0.93%      0.97%         1.00%         1.32%
     Net investment income, net of
       waivers and reimbursements               4.44%          4.73%         5.13%      4.95%         5.43%         5.84%
     Net investment income, before
       waivers and reimbursements               4.08%          4.37%         4.66%      4.38%         4.76%         4.82%
--------------------------------------------------------------------------------------------------------------------------------



<F1> For the period December 12, 1994 (commencement of operations) through March
     31, 1995.
<F2> For the period April 11, 1994 (commencement of operations) through March
     31, 1995.
<F3> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

                                                                                MUNICIPAL
                                                                               MONEY MARKET
                                                                                   FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F2>
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.01           0.03          0.03       0.03          0.03          0.03
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.01)         (0.03)        (0.03)     (0.03)        (0.03)        (0.03)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F3>                                1.40%          2.98%         3.27%      3.14%         3.54%         2.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period  $2,233,674     $2,384,030    $1,814,343 $1,420,041    $1,102,789      $927,747
  Ratio to average net assets of<F4>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.55%      0.55%         0.49%         0.45%
     Expenses, before waivers and
       reimbursements                           0.89%          0.89%         0.89%      0.90%         0.91%         0.95%
     Net investment income, net of
       waivers and reimbursements               2.76%          2.90%         3.20%      3.08%         3.46%         3.10%
     Net investment income, before
       waivers and reimbursements               2.42%          2.56%         2.86%      2.73%         3.04%         2.60%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period December 12, 1994 (commencement of operations) through March
     31, 1995.
<F2> For the period April 11, 1994 (commencement of operations) through March
     31, 1995.
<F3> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.



See Notes to the Financial Statements.

MONEY MARKET FUNDS


                                                                                CALIFORNIA
                                                                                MUNICIPAL
                                                                               MONEY MARKET
                                                                                   FUND
                                         -------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED              YEAR         YEAR        YEAR          YEAR          YEAR
                                           SEPT. 30,           ENDED        ENDED        ENDED         ENDED        ENDED
                                              1999            MAR. 31,     MAR. 31,    MAR. 31,      MAR. 31,      MAR. 31,
                                          (UNAUDITED)           1999         1998        1997          1996        1995<F1>
-------------------------                -------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00          $1.00         $1.00      $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.01           0.03          0.03       0.03          0.04          0.01
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.01)         (0.03)        (0.03)     (0.03)        (0.04)        (0.01)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $1.00          $1.00         $1.00      $1.00         $1.00         $1.00
================================================================================================================================

TOTAL RETURN<F2>                                1.27%          2.75%         3.20%      3.19%         3.63%         1.27%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period    $451,814       $363,050      $224,843   $200,989      $165,087      $161,316
  Ratio to average net assets of <F3>:
     Expenses, net of waivers and
       reimbursements                           0.55%          0.55%         0.49%      0.45%         0.39%         0.35%
     Expenses, before waivers and
       reimbursements                           0.92%          0.91%         0.94%      0.94%         0.94%         1.07%
     Net investment income, net of
       waivers and reimbursements               2.51%          2.68%         3.14%      3.13%         3.55%         3.78%
     Net investment income, before
       waivers and reimbursements               2.14%          2.32%         2.69%      2.64%         3.00%         3.06%
--------------------------------------------------------------------------------------------------------------------------------


<F1> For the period November 29, 1994 (commencement of operations) through March
     31, 1995.
<F2> Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
<F3> Annualized for periods less than a full year.



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

MONEY MARKET FUND




PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CERTIFICATES OF DEPOSIT - 10.3%

               DOMESTIC CERTIFICATES OF DEPOSIT - 1.7%
               Huntington National Bank, Columbus,
   $20,000       5.01%, 2/8/00                               $  19,999
    57,000       5.40%, 5/31/00                                 56,982
    12,500     Michigan National Bank,
               5.18%, 4/25/00                                   12,497
                                                            ----------
                                                                89,478
                                                            ----------

               FOREIGN CERTIFICATES OF DEPOSIT _ 8.6%
    50,000     Bank of Nova Scotia, New York Branch,
               5.20%, 2/25/00                                   49,992
               Banque Nationale de Paris,
               Chicago Branch,
    25,000       5.23%, 2/25/00                                 24,997
    89,000       5.12%, 4/17/00                                 88,977
    12,500     Banque Nationale de Paris,
               San Francisco Branch, 4.95%, 12/14/99            12,500
    50,000     Commerzbank, New York Branch,
               5.08%, 2/8/00                                    49,996
    37,500     Deutsche Bank, New York Branch,
               5.25%, 5/10/00                                   37,489
    15,000     National Bank of Canada,
               New York Branch, 5.81%, 7/31/00                  14,995
    50,000     National Westiminster Bank,
               New York Branch, 5.71%, 7/3/00                   49,986
    50,000     Royal Bank of Canada, New York Branch,
               5.25%, 2/28/00                                   49,992
               Societe Generale, New York Branch,
    35,000       5.26%, 2/28/00                                 34,994
    35,000       5.24%, 5/8/00                                  34,992
                                                            ----------
                                                               448,910
                                                            ----------

               Total Certificates of Deposit
               (cost $538,388)                                 538,388
                                                            ----------

               COMMERCIAL PAPER - 65.2%

               ADMINISTRATION OF ENVIRONMENT
               & HOUSING PROGRAMS - 1.1%
               Alaska Housing Finance Corp.,
    36,600       5.38%, 10/5/99                                 36,578
    20,000       5.27%, 10/13/99                                19,965
                                                            ----------
                                                                56,543
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               ASSET BACKED SECURITIES - 0.9%
   $44,935     Newcourt Equipment Trust,
               6.00%, 1/28/00                                $  44,922
                                                            ----------
               AUTO MANUFACTURERS - 5.0%
    15,450     AESOP Funding Corp.,
               5.40%, 10/14/99                                  15,420
               Cooperative Association of Tractor,
     8,000       5.56%, 10/7/99                                  7,993
     1,500       5.48%, 10/26/99                                 1,494
     2,000       5.45%, 11/16/99                                 1,986
     4,900       5.50%, 11/19/99                                 4,864
               Moriarty Ltd.,
    60,900       5.46%, 10/1/99                                 60,900
    21,950       5.25%, 10/12/99                                21,915
    45,000       5.27%, 10/22/99                                44,864
    15,000       5.40%, 10/25/99                                14,947
    50,000       5.50%, 12/2/99                                 49,533
               Victory Receivables Corp.,
    18,060       5.40%, 10/18/99                                18,014
    18,500       5.42%, 10/20/99                                18,447
                                                            ----------
                                                               260,377
                                                            ----------

               BANKS - 1.2%
               Marshall & Isley Corp.,
    21,100       5.41%, 10/8/99                                 21,078
    20,000       5.45%, 11/8/99                                 19,886
    22,000     Morgan (J.P.) & Co., Inc.
               5.23%, 10/12/99                                  21,965
                                                            ----------
                                                                62,929
                                                            ----------

               BEVERAGES - 0.2%
     9,000     Coca Cola Enterprises,
               5.25%, 10/14/99                                   8,983
                                                            ----------

               COLLATERIZED LOAN OBLIGATIONS - 4.5%
               Lyon Short Term Funding,
    18,109       5.47%, 11/12/99                                17,995
    20,000       5.47%, 11/16/99                                19,862
               R.O.S.E. Corp.,
    20,000       5.35%, 10/14/99                                19,962
    17,250       5.41%, 10/28/99                                17,180

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               COMMERCIAL PAPER -
               65.2% (CONT'D.)

               COLLATERIZED LOAN OBLIGATIONS - 4.5% (CONT'D.) Syndicated Loan Funding Trust
   $35,000       Series 1999-5, 5.52%, 2/15/00               $  35,000
    50,000       Series CR-12T 1996, 5.42%, 3/15/00             50,000
    40,000       Series 1999-2, 5.63%, 10/16/00                 40,000
    16,000     Stellar Funding Inc.,
               5.55%, 10/5/99                                   15,990
    20,000     Triangle Funding Ltd.,
               5.35%, 10/3/99                                   20,000
                                                            ----------
                                                               235,989
                                                            ----------

               COMMUNICATIONS - 1.0%
    50,000     GTE Corp.,
               5.46%, 10/4/99                                   49,977
                                                            ----------

               COMPUTER & INDUSTRIAL MACHINES
               & EQUIPMENT - 1.3%
               Invensys PLC,
    18,000       5.75%, 10/1/99                                 18,000
    37,680       5.30%, 10/15/99                                37,600
    12,000       5.18%, 12/7/99                                 11,887
                                                            ----------
                                                                67,487
                                                            ----------

               DOMESTIC DEPOSITORY INSTITUTIONS - 0.8%
    40,000     Heller Financial Inc. Medium Term Note,
               5.66%, 11/15/99                                  40,010
                                                            ----------

               ELECTRONICS & OTHER ELECTRICAL
               COMPONENTS - 0.0%
       526     GE Engine Receivables 1995-1 Trust,
               5.20%, 10/7/99                                      526
       500     General Electric Capital Corp.,
               5.83%, 4/14/00                                      485
                                                            ----------
                                                                 1,011
                                                            ----------

               FOREIGN DEPOSITORY INSTITUTIONS - 0.7%
    37,500     Spintab AB/Swedmortgage,
               5.24%, 10/5/99                                   37,478
                                                            ----------

               HOLDING & OTHER INVESTMENT
               OFFICES - 0.2%
    10,000     Louis Dreyfus Corp.,
               5.38%, 10/18/99                                   9,975
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               INSURANCE - 5.0%
               Aetna Service Co.,
  $ 12,000       5.40%, 10/21/99                             $  11,964
    40,000       5.40%, 10/22/99                                39,875
    10,990     AON Corp.,
               5.39%, 10/20/99                                  10,959
               SAFECO Credit Corp.,
    10,020       5.41%, 10/12/99                                10,004
    18,500       5.23%, 10/15/99                                18,463
    15,000       5.34%, 10/29/99                                14,938
    15,600       5.45%, 11/8/99                                 15,511
               Torchmark, Inc.,
    14,500       5.43%, 10/15/99                                14,470
    18,000       5.24%, 10/19/99                                17,953
    10,000       5.41%, 10/19/99                                 9,973
    25,000     Transamerica Financial Corp.
               Senior Secured Notes,
               Series 1999-1, 4.73%, 10/22/99                   25,000
               United Health Care,
     5,000       5.53%, 12/1/99                                  5,000
    70,000       5.57%, 12/1/99                                 70,000
                                                            ----------
                                                               264,110
                                                            ----------

               MULTI-SELLER CONDUITS - 23.3%
               Concord Minutemen Capital Co.,
   114,000       5.35%, 10/4/99                                113,949
    50,000       5.39%, 10/14/99                                49,903
    20,000       5.42%, 10/22/99                                19,937
    47,500       5.47%, 11/18/99                                47,158
    20,000       5.31%, 11/19/99                                19,859
               Dakota Certificates Program,
    43,300       5.26%, 10/26/99                                43,144
    37,500       5.27%, 11/2/99                                 37,327
    30,000       6.05%, 1/14/00                                 29,481
    49,028     Edison Asset Securitization,
               5.22%, 10/8/99                                   48,979
               Eiffel Funding LLC,
    50,400       5.40%, 10/19/99                                50,264
    10,000       5.47%, 10/19/99                                 9,973
               Falcon Asset Securitization,
     4,200       5.33%, 10/12/99                                 4,193
    16,163       5.35%, 10/12/99                                16,137
               Grand Funding Corp.,
    24,400       5.40%, 10/19/99                                24,334
    25,000       6.03%, 1/5/00                                  24,607


See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MULTI-SELLER CONDUITS - 23.3% (CONT'D.)
               International Securitization Corp.,
   $17,000       5.44%, 10/14/99                           $    16,967
    30,000       5.42%, 10/20/99                                29,915
    19,903       5.50%, 12/1/99                                 19,720
               Lexington Parker Capital,
    20,000       5.47%, 11/22/99                                19,844
    70,000       6.03%, 1/25/00                                 68,669
    69,000       6.02%, 2/18/00                                 67,430
               Old Line Funding,
     7,000       5.46%, 10/8/99                                  6,993
    13,000       5.46%, 10/12/99                                12,978
               Park Avenue Receivables,
    50,000       5.42%, 10/6/99                                 49,963
    22,500       5.42%, 10/20/99                                22,436
               Pooled Account Receivables Corp.,
    19,018       5.47%, 10/22/99                                18,958
    13,183       5.45%, 11/15/99                                13,094
    50,000       5.47%, 12/16/99                                49,431
    25,000     Quincy Capital Corp.,
               5.37%, 10/19/99                                  24,933
    20,000     Receivables Capital Corp.,
               5.37%, 10/18/99                                  19,950
               Sheffield Receivables Corp.,
    52,450       5.70%, 10/1/99                                 52,450
    30,000       5.42%, 10/20/99                                29,915
     1,150       5.43%, 10/21/99                                 1,147
               Silver Tower U.S. Funding,
    21,000       5.27%, 10/27/99                                20,921
    10,000       4.98%, 11/8/99                                  9,949
    30,000       5.06%, 11/18/99                                29,803
    50,000       5.31%, 11/23/99                                49,616
    23,500       5.50%, 12/2/99                                 23,280
               Variable Funding Capital Corp.,
    20,000       5.37%, 10/14/99                                19,961
     8,000       5.52%, 10/25/99                                 7,971
                                                            ----------
                                                             1,225,539
                                                            ----------

               NON-DEPOSITORY CREDIT
               INSTITUTIONS - 0.4%
    12,000     Finova Capital Corp.,
               5.44%, 11/19/99                                  11,912
    10,900     Monte Rosa Capital Corp.,
               5.39%, 10/13/99                                  10,881
                                                            ----------
                                                                22,793
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               NON-DEPOSITORY PERSONAL CREDIT
               INSTITUTIONS - 2.8%
               Heller Financial Corp.,
   $20,000       5.47%, 10/26/99                             $  19,925
    25,000       5.52%, 12/10/99                                24,735
     5,000       5.53%, 12/16/99                                 4,942
    86,000     Homeside Lending,
               5.75%, 10/1/00                                   86,000
    12,000     Household Finance Co.,
               5.41%, 10/1/99                                   12,000
                                                            ----------
                                                               147,602
                                                            ----------

               SECURITIES ARBITRAGE - 12.0%
    25,000     ABC Funding,
               5.99%, 2/15/00                                   24,443
               Conduit Asset Backed Security,
     8,700       5.51%, 11/8/99                                  8,650
    10,000       5.64%, 1/24/00                                  9,825
    50,000     Crown Point Capital Co.,
               5.43%, 10/20/99                                  49,857
    50,000     Giro Funding Corp.,
               5.80%, 10/1/99                                   50,000
    22,500     Grayhawk Funding,
               5.51%, 12/17/99                                  22,239
               Links Finance Corp LLC,
     7,500       5.27%, 10/25/99                                 7,474
    10,000       5.27%, 10/29/99                                 9,960
    10,111       5.44%, 11/5/99                                 10,058
               K2 USA LLC,
    10,000       4.99%, 10/15/99                                 9,981
     6,388       4.96%, 10/18/99                                 6,373
     9,000       5.59%, 1/18/00                                  8,852
    10,000       5.56%, 1/28/00                                  9,822
    18,000       5.96%, 3/29/00                                 17,480
               MPF Ltd.,
    28,000       5.29%, 10/15/99                                27,943
    40,000       5.42%, 10/25/99                                39,857
    35,500       5.46%, 10/28/99                                35,356
     2,200       5.34%, 10/29/99                                 2,191
    24,505       5.37%, 10/29/99                                24,403
               Sigma Finance,
    10,000       5.26%, 10/19/99                                 9,974
    10,000       5.34%, 10/25/99                                 9,965
     5,500       5.48%, 10/25/99                                 5,480
    13,500       5.37%, 10/29/99                                13,444
     8,650       5.41%, 10/29/99                                 8,614

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------




               COMMERCIAL PAPER -
               65.2% (CONT'D.)

               SECURITIES ARBITRAGE - 12.0% (CONT'D.)
               Trident Capital Financial Corp.,
   $34,198       5.48%, 11/29/99                             $  33,895
    50,000       5.51%, 12/7/99                                 49,495
    43,000       5.23%, 12/13/99                                42,556
    30,000       5.39%,10/12/99                                 29,951
    25,500       5.56%,10/13/99                                 25,453
    30,400       5.41%,10/19/99                                 30,318
                                                            ----------
                                                               633,909
                                                            ----------

               SINGLE-SELLER CONDUITS - 3.0%
               Atlantis One Funding Corp.,
    23,850       5.66%, 2/1/00                                  23,402
    25,000       5.98%, 3/23/00                                 24,299
    35,000     EFG Funding LLC,
               5.53%, 12/14/99                                  34,608
               Golden Funding Corp.,
    13,000       5.40%, 10/4/99                                 12,994
    13,500       5.41%, 10/14/99                                13,474
    50,000     Perry IV Funding
               6.01%, 3/13/00                                   48,672
                                                            ----------
                                                               157,449
                                                            ----------

               TRANSPORTATION EQUIPMENT- 1.8%
       485     Ford Motor Credit Corp.,
               5.83%, 4/14/00                                      485
               General Motors Acceptance Corp.,
    20,000       5.40%, 10/1/99                                 20,000
     2,150       5.51%, 12/9/99                                  2,150
               Harley Davidson Funding,
     5,000       5.46%, 11/2/99                                  4,976
    10,000       5.49%, 12/10/99                                 9,895
               Textron Financial Corp.,
    25,000       5.41%, 10/21/99                                24,925
     6,400       5.43%, 10/21/99                                 6,381
    20,000       5.43%, 10/22/99                                19,937
    10,000       5.45%, 11/24/99                                 9,919
                                                            ----------
                                                                98,668
                                                            ----------

               Total Commercial Paper
               (cost $3,425,751)                             3,425,751
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------




               CORPORATE BONDS - 3.9%

               Centauri Corp.,
   $25,000       6.06%, 9/7/00                               $  25,000
    25,000       6.10%, 9/7/00                                  25,000
               K2 (USA) LLC,
     1,000       5.58%, 6/5/00                                   1,000
     5,000       5.60%, 6/15/00                                  5,000
     5,000       5.70%, 6/30/00                                  5,000
               Liberty Lighthouse US Capital, Series A
               (First of America Bank LOC)
    25,000       5.29%, 10/8/99                                 25,000
    25,000       5.71%, 7/7/00                                  25,000
    35,000       5.75%, 7/17/00                                 35,000
    50,000       6.15%, 10/13/00                                50,000
    11,793     Marshall & Isley Bank,
                 6.15%, 9/28/00                                 11,784
                                                            ----------

               Total Corporate Bonds
               (cost $207,784)                                 207,784
                                                            ----------

               EURO DOLLAR TIME DEPOSITS - 12.6%

    50,000     Banco Popular, Puerto Rico,
               5.625%, 10/1/99                                  50,000
    73,991     Banque Brussels Lambert, London,
               5.625%, 10/1/99                                  73,991
   150,000     Credit Suisse First Boston,
               Grand Cayman, 5.56%, 10/1/99                    150,000
   100,000     ING Bank, Grand Cayman,
               5.59%, 10/1/99                                  100,000
   132,220     KBC Bank, Grand Cayman,
               5.56%, 10/1/99                                  132,219
   150,000     Norddeutsche Landesbank
               Girozentrale, 5.60%, 10/1/99                    150,000
     3,992     Toronto Dominion Bank,
               Grand Cayman, 5.50%, 10/1/99                      3,992
                                                            ----------

               Total Eurodollar Time Deposits
               (cost $660,202)                                 660,202
                                                            ----------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               INSURANCE FUNDING
               AGREEMENTS - 0.9%
               (cost $45,000)

               General American Life Insurance Co.,
    45,000     5.52%, 10/1/99                                   45,000
                                                            ----------


               MUNICIPAL INVESTMENTS - 7.1%

     3,000     1800 Harrison Foundation,
               5.00%, 10/6/99                                    3,000
     7,740     ADE Investments LLC Loan
               Program VRN, Series A, 5.38%, 10/7/99             7,740
    11,755     BRCH Corp. VRDN, Series 1998A
               (First of America Bank LOC)
               5.35%, 10/5/99                                   11,755
    12,265     California Housing Finance Agency,
               Series 99, 5.35%, 10/7/99                        12,265
     4,350     Courtyards of Mackinaw LLC
               Mortgage Revenue Bond, Series 1999H,
               5.35%, 10/1/99                                    4,350
     4,500     Elsmere, Kentucky Mubea, Inc.,
               5.41%, 10/7/99                                    4,500
    13,500     Flint, Michigan Hospital Building
               Authority Loan Program Notes,
               Series A 1997, Hurley Medical Center
               (First of America Bank LOC)
               5.62%, 10/7/99                                   13,500
    22,800     Healthcare Network Properties LLC
               Loan Program VRN, Series 1999A
               (National City Bank LOC)
               5.39%, 10/7/99                                   22,800
     9,000     Hydro Quebec, Province of Quebec,
               5.76%, 10/1/99                                    9,000
    14,600     Integris Health, Inc. VRDN,
               5.69%, 10/6/99                                   14,600
    17,100     Johnson City Medical Center
               Hospital, Inc., Baptist Plaza
               Association Ltd., 4.93%, 10/7/99                 17,100
     3,085     KBL Capital Fund, Inc. Loan
               Program Note, Series 1998,
               5.38%, 10/7/99                                    3,085
    30,000     Los Angeles County, California,
               Pension Obligation, 5.45%, 10/7/99               30,000

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


  $   4,500    Malone College Project VRN,
               5.39%, 10/6/99                             $      4,500
     9,435     Municipal Electric Authority of Georgia,
               5.30%, 10/7/99                                    9,430
    12,270     New Jersey Economic Development
               Authority Project VRDN, Series 1998,
               5.64%, 10/1/99                                   12,265
    18,600     Physicians Plus Medical Group, S.C.,
               6.00%, 10/7/99                                   18,600
     5,200     Schreiber Industrial Park-North Co.
               VRDN, Series 1997B, MSNBC/CNBC
               Project, 5.41%, 10/7/99                           5,200
    10,995     Seattle, Washington, Ltd. G.O. Bond,
               Series 1996-C, 5.20%, 10/6/99                    10,995
     9,275     Stanislaus County, California Pension
               Obligation, 5.48%, 10/1/99                        9,275
     9,245     Texas State Veterans Housing Fund
               Tender Option Bond, 5.48%, 10/1/99                9,245
    12,745     Virginia State HDA Multi-family
               Housing Bond, Series 1996 CR-10T,
               5.48%, 10/1/99                                   12,745
               Virginia State Housing Development
               Authority Bond, Commonwealth
               Mortgage
   117,880       Series 1998, 5.35%, 10/6/99                   117,880
     4,855       Series B, 5.45%, 10/7/99                        4,855
     1,830       Subseries 1997-5A, 5.35%, 10/6/99               1,830
     3,050     Waukesha, Wisconsin, Health
               System, Inc., 5.45%, 10/7/99                      3,050
                                                            ----------

               Total Municipal Investments
               (cost $373,565)                                 373,565
                                                            ----------

               Total Investments - 100.0%
               (cost $5,250,690)                             5,250,690

               Liabilities less Other Assets - (0.0)%          (1,017)
                                                            ----------

               NET ASSETS - 100.0%                          $5,249,673
                                                            ==========
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES - 98.6%

               FANNIE MAE - 44.3%
               FNMA Bonds
  $  6,000       5.04%, 4/6/00                              $    5,998
     5,000       4.97%, 4/12/00                                  4,998
               FNMA Bond FRN,
    30,934     5.38%, 10/1/99                                   30,925
               FNMA Discount MBS
    19,000       5.19%, 10/1/99                                 19,000
    25,000       5.22%, 10/1/99                                 25,000
    10,660       4.84%, 12/1/99                                 10,573
    45,000       5.36%, 12/1/99                                 44,591
               FNMA Discount Notes
     2,862       5.25%, 10/4/99                                  2,861
    12,750       4.715%, 10/8/99                                12,738
    10,000       5.24%, 12/2/99                                  9,910
    10,000       5.05%, 12/13/99                                 9,898
    15,000       5.48%, 1/21/00                                 14,744
     3,937       5.44%, 2/2/00                                   3,863
                                                            ----------
                                                               195,099
                                                            ----------

               FEDERAL AGRICULTURE
               MORTGAGE CORP. - 2.3%
    10,000     Farmer Mac Discount Note,
               5.07%, 10/4/99                                    9,996
                                                            ----------

               FEDERAL FARM CREDIT BANK - 3.6%
    16,000     FFCB FRN,
               5.35%, 12/1/99                                   15,999
                                                            ----------

               FEDERAL HOME LOAN BANK - 9.1%
     5,000     FHLB Bond
               5.09%, 3/22/00                                    5,000
    10,000     FHLB Discount Note,
               5.02%, 2/1/00                                     9,836
               FHLB FRN
    10,000       5.22%, 11/12/99                                 9,995
    15,000       5.56%, 4/28/00                                 14,997
                                                            ----------
                                                                39,828
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               FREDDIE MAC - 35.4%
               FHLMC Discount Notes
  $  9,924       5.07%, 10/4/99                             $    9,920
    35,600       5.24%, 10/15/99                                35,527
     2,050       5.21%, 11/5/99                                  2,040
    20,000       5.48%, 1/14/00                                 19,680
    20,000       5.36%, 1/21/00                                 19,666
     5,000       5.46%, 1/28/00                                  4,910
    15,000       5.53%, 2/1/00                                  14,716
    17,000       5.54%, 2/3/00                                  16,673
     8,519       5.45%, 2/15/00                                  8,342
     8,000       5.45%, 2/25/00                                  7,822
    10,000       4.18%, 3/2/00                                   9,795
     6,706       5.19%, 6/6/00                                   6,465
                                                            ----------
                                                               155,556
                                                            ----------

               OVERSEAS PRIVATE INVESTMENT CORP. - 3.9%
    17,100     FRN, 5.40%, 10/6/99                              17,100
                                                            ----------

               Total U.S. Government Agencies
               (cost $433,578)                                 433,578
                                                            ----------

               REPURCHASE AGREEMENTS - 11.8%

    20,000     ABN-AMRO, dated 9/30/99, repurchase
               price $20,003 (Colld. by U.S. Government
               Securities), 5.50%, 10/1/99                      20,000
    32,056     Lehman Brothers, Inc., dated 9/30/99,
               repurchase price $32,061 (Colld. by U.S.
               Government Securities), 5.35%, 10/1/99           32,056
                                                            ----------

               Total Repurchase Agreements
               (cost $52,056)                                   52,056
                                                            ----------

               Total Investments - 110.4%
               (cost $485,634)                                 485,634

               Liabilities less Other Assets - (10.4)%        (45,641)
                                                            ----------

               NET ASSETS - 100.0%                            $439,993
                                                            ==========

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

U.S. GOVERNMENT SELECT MONEY MARKET FUND



PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES - 106.8%

               FEDERAL FARM CREDIT BANK - 5.1%
               FFCB Discount Notes,
   $12,507     5.49%, 3/15/00                                $  12,190
               FFCB Discount Notes FRN,
     7,000     5.10%, 10/11/99                                   6,997
                                                            ----------
                                                                19,187
                                                            ----------

               FEDERAL HOME LOAN BANK - 99.0%
               FHLB Bonds
    25,000       5.16%, 3/8/00                                  24,996
    20,000       4.97%, 4/20/00                                 19,994

               FHLB Discount Notes
    10,000       5.23%, 10/6/99                                  9,993
    20,000       5.18%, 10/20/99                                19,945
    10,000       5.20%, 11/24/99                                 9,922
   134,646       5.17%, 10/1/99                                134,646
     5,000       4.70%, 1/19/00                                  4,928
    10,000       5.46%, 1/28/00                                  9,820
    10,000       5.32%, 1/28/00                                  9,824
    25,000       5.39%, 2/2/00                                  24,536
     5,000       5.45%, 2/25/00                                  4,889
    10,000       5.53%, 3/8/00                                   9,756

               FHLB FRN
    25,000       5.61%, 10/1/99                                 24,989
    25,000       5.63%, 10/1/99                                 24,985
    10,000       5.56%, 10/1/99                                  9,997
    15,000       5.36%, 10/5/99                                 14,999
     5,000       5.32%, 10/6/99                                  5,001
    10,000       5.22%, 11/12/99                                 9,995
                                                            ----------
                                                               373,215
                                                            ----------

               SALLIE MAE FRN - 2.7%
    10,000     5.50%, 10/5/99                                   10,000
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               Total U.S. Government Agencies - 106.8%
               (cost $402,402)                                $402,402
                                                            ----------

               Total Investments - 106.8%
               (cost $402,402)                                 402,402

               Liabilities less Other Assets - (6.8)%         (25,517)
                                                            ----------

               NET ASSETS - 100.0%                            $376,885
                                                             =========


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 99.4%


               Alabama - 1.7%
   $ 1,800     Ashland City Industrial Development
               Board IDR VRDN (AMT), Russell Corp.
               Project (SunTrust Banks LOC),
               3.90%, 10/7/99                                 $  1,800
     2,575     Columbia City Industrial Development
               Board IDR VRDN (AMT), Russell Corp.
               Project (SunTrust Banks LOC),
               3.90%, 10/7/99                                    2,575
     2,575     Geneva County Industrial Development
               Board IDR VRDN (AMT), Russell Corp.
               Project (SunTrust Banks LOC),
               3.90%, 10/7/99                                    2,575
       700     Greenville City IDR VRDN,
               AlliedSignal Project, 3.95%, 10/7/99                700
     5,000     Lauderdale County & Florence Alabama
               Health Care VRDN, Coffee Health Group B,
               (MBIA Insured), 3.65%, 10/7/99                    5,000
     2,800     McIntosh City Industrial Development
               Board Environmental Improvement
               Revenue Refunding VRDN, Series E
               (AMT), Ciba Specialty Chemical Corp.,
               4.05%, 10/1/99                                    2,800
    18,965     Mobile Industrial Development Board
               Dock & Wharf VRDN, Holnam, Inc.
               Project, Series B, (Wachovia Bank LOC),
               3.70%, 10/7/99                                   18,965
     2,300     Selma City IDR VRDN, Series A (AMT),
               Meadowcraft, Inc. Project (Bank
               of America Corp. LOC), 3.95%, 10/7/99             2,300
     1,000     Stevenson Industrial Development Board
               Environmental Improvement Revenue
               Bond (AMT), Mead Corp. Project
               (Soc Gen LOC), 4.05%, 10/1/99                     1,000
                                                            ----------
                                                                37,715
                                                            ----------

               ARIZONA - 1.2%
     1,250     Apache County IDR VRDN, Series 1996
               (AMT), Imperial Components, Inc. Project,
               (Harris Trust & Savings
               Bank LOC), 3.95%, 10/7/99                         1,250
     7,300     Cochise County Solid Waste Disposal
               PCR VRDN, Series A (AMT), Arizona
               Electric Power Project, 3.65%, 3/1/00             7,300

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               ARIZONA - 1.2% (CONT'D.)
    $9,545     Maricopa County IDA Hospital
               Revenue Bonds, Mayo Foundation,
               Morgan Stanley Muni Floater Certificates,
               Series 1998-103, 3.85%, 10/7/99                $  9,545
     9,500     Salt River Agricultural Project Bonds,
               Improvement & Power District,
               3.60%, 3/7/00                                     9,500
                                                            ----------
                                                                27,595
                                                            ----------

               ARKANSAS - 0.5%
     5,875     Arkansas State Development Finance
               Authority Home Mortgage Revenue Bond,
               Series PT-257 (AMT), 3.10%, 1/13/00               5,875
     3,250     Lowell City IDR VRDN (AMT), Little Rock
               Newspapers, Inc. Project (Bank of New
               York LOC), 3.90%, 10/7/99                         3,250
     2,050     West Memphis City IDR VRDN (AMT),
               Proform Co. LLC Project (First Bank LOC),
               3.90%, 10/7/99                                    2,050
                                                            ----------
                                                                11,175
                                                            ----------

               CALIFORNIA - 0.6%
       200     California State G.O. Bond,
               Series CR-52 (FGIC Insured),
               3.67%, 10/7/99                                      200
       800     California State Short Option Period Bond,
               Series CR-153D (FGIC Insured)
               3.67%, 10/7/99                                      800
     8,500     Irvine Ranch Consolidated Water
               Districts 2, 102, 103, 106, 203 & 206
               VRDN, Series B (Morgan Guaranty Trust
               LOC), 3.60%, 10/1/99                              8,500
     3,840     Sacramento City Finance Authority Lease
               Revenue Refunding Bonds, Paine Webber
               Municipal Trust Receipts, Series 1997
               SAK 18 (AMBAC Insured), 3.95%, 10/7/99            3,840
                                                            ----------
                                                                13,340
                                                            ----------

               COLORADO - 3.3%
               City and County of Denver
               Airport System Subordinate Revenue Bonds,
               Series 1997A (AMT)
     3,500       3.35%, 10/8/99                                  3,500
     3,300       3.25%, 1/26/00                                  3,300

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               COLORADO - 3.3% (CONT'D.)
  $  6,000     Colorado State Educational & Cultural
               Facility Authority Revenue VRDN,
               St. Mary's Academy Project 1999
               (Bank One LOC), 3.90%, 10/7/99                 $  6,000
    10,800     Colorado State Health Facility Authority
               Revenue VRDN, Catholic Health Initiatives,
               Series B, 3.85%, 10/7/99                         10,800
     7,000     Colorado State Health Facility Authority
               Revenue Bonds, North Colorado Medical
               Center, Series 1990 (MBIA Insured),
               3.80%, 10/7/99                                    7,000
    10,000     Colorado State HFA Multi-Family Revenue
               Bond, Series A, 3.84%, 10/7/99                   10,000
     9,900     Colorado State HFA SFM VRDN, Series C-1,
               Bank of America Trust Certificate (AMT),
               3.92%, 10/7/99                                    9,900
     4,000     Colorado State HFA VRDN (AMT),
               Metal Sales Manufacturing Corp. Project
               (Star Bank LOC), 3.95%, 10/7/99                   4,000
     8,555     Colorado State Student Obligation Bond
               Authority, Series A (AMT) 3.85%, 10/7/99          8,555
     8,500     Intermountain Power Agency
               Power Supply Revenue Goldman Sachs CP,
               Series B-1, 3.25%, 10/8/99                        8,500
     2,000     Pitkin County IDR, Series B (AMT),
               Aspen Skiing Project (Bank One LOC),
               4.00%, 10/1/99                                    2,000
                                                            ----------
                                                                73,555
                                                            ----------

               DELAWARE - 0.6%
     3,200     Delaware State Economic Development
               Authority IDR VRDN, Series 1998 (AMT),
               C&C Family L.P. (PNC Bank LOC),
               3.95%, 10/7/99                                    3,200
     1,325     Delaware State Economic Development
               Authority PCR VRDN, AlliedSignal Corp.
               Project, 3.95%, 10/7/99                           1,325
     7,500     Delaware State Health Facility Authority
               Revenue Bonds, Beebe Medical Center
               Project, (Colld. by U.S. Government
               Securities), 8.50%, 6/1/00                        7,858
                                                            ----------
                                                                12,383
                                                            ----------




PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               DISTRICT OF COLUMBIA - 2.2%
   $30,500     District of Columbia Metropolitan Airport
               Authority Passenger Facility Flexible
               Term Note (AMT) (Bank of America LOC),
               3.50%, 11/19/99                                 $30,500
     6,700     District of Columbia VRDN,
               American University Project 1985
               (AMBAC Insured), 3.80%, 10/7/99                   6,700
    12,590     District of Columbia Water & Sewer
               Revenue Bonds, Citicorp Eagle Trust
               8121A, 3.84%, 10/7/99                            12,590
                                                            ----------
                                                                49,790
                                                            ----------

               FLORIDA - 3.1%
     4,000     ABN-AMRO MuniTops
               Florida Board of Education Capital
               Outlay Revenue Bonds (ABN-AMRO
               LOC), (FSA Insured), 3.91%, 10/7/99               4,000
     3,785     Duval County HFA Mortgage Revenue
               VRDN, Series 3A (AMT), Clipper Trust
               Certificate, 3.98%, 10/7/99                       3,785
    10,395     Florida State Board of Education Capital
               Outlay Eagle Trust, Series 1989 A,
               3.84%, 10/7/99                                   10,395
     2,000     Florida State Board of Education VRDN,
               Series 1993E, Eagle Trust, 3.84%, 10/7/99         2,000
     4,400     Florida State HFA Homeowner
                Mortgage Bonds, Series 2
               (AMT) (MBIA Insured), 3.95%, 10/7/99              4,400
     7,145     Hillsborough County IDR VRDN,
               Weekly Option Period, Series 4 (MBIA
               Insured), 4.02%, 10/7/99                          7,145
     4,800     Jacksonville PCR Refunding Bonds,
               Series 1994, Florida Power & Light Project,
               3.25%, 10/12/99                                   4,800
     1,900     Miami Dade County IDR VRDN
               (AMT), Fine Art Lamps Project (SunTrust
               Banks LOC), 3.90%, 10/2/99                        1,900
     2,000     Ocean Highway & Port Authority Revenue
               Bonds (AMT) (ABN-AMRO LOC),
               3.90%, 10/7/99                                    2,000
     3,000     Orange County Educational Facilities
               Authority VRDN, Rollins College Project
               (Bank of America Corp. LOC),
               3.80%, 10/7/99                                    3,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               FLORIDA - 3.1% (CONT'D.)
  $  4,340     Orange County HFA, Series 1987-A,
               Citicorp Eagle Trust, 3.87%, 10/7/99           $  4,340
     5,010     Sunshine State Government Finance
               Authority CP Revenue Notes, Series A
               (AMT), Government Finance Program
               (FGIC Insured), 3.30%, 10/22/99                   5,010
    16,990     Sunshine State Government Finance
               Commission, Series 1986
               (AMBAC Insured), 3.25%, 10/22/99                 16,990
                                                            ----------
                                                                69,765
                                                            ----------

               GEORGIA - 2.8%
     6,800     Atlanta Housing Authority
               Multi-Family VRDN, Series 1999 (AMT),
               Village of E. Lake Phase II
               (Bank of America Corp. LOC),
               3.90%, 10/7/99                                    6,800
    10,000     Bartow County Development Authority
               PCR Bonds, Series 2 (AMT), Georgia Power
               Co. Bowen Project, 3.75%, 1/26/00                10,000
     3,000     Clayton County Housing Authority
               Revenue VRDN (AMT), Williamsburg South
               Apartments Project (PNC Bank LOC),
               3.90%, 10/7/99                                    3,000
     5,300     Clayton County IDR VRDN (AMT),
               Blue Circle Aggregates, Inc. Project
               (Denmark Danske Bank LOC),
               3.90%, 10/7/99                                    5,300
     5,200     DeKalb County Housing Authority
               Revenue VRDN, Series 1995 (AMT), Cedar
               Creek Apartment Project (General Electric
               Capital Corp. LOC), 3.95%, 10/7/99                5,200
    10,000     Fulton County G.O. Bonds, Series 9,
               Citicorp Eagle Trust, 3.50%, 1/27/00             10,000
               Georgia HFA Conventional Mortgage
               Tender Option Bond, Mortgage License
               (AMT) (FHA Insured)
     6,325     Series C, 3.30%, 12/1/99                          6,325
       910     Series D, 3.30%, 12/1/99                            910
     1,800     Gwinnett County IDR VRDN, Series
               1998 (AMT), Network Publications,
               Inc. (Bank ofAmerica Corp. LOC),
               3.90%, 10/7/99                                    1,800

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               GEORGIA - 2.8% (CONT'D.)
  $  4,000     Hapeville Development Authority IDR
               VRDN, Series 1985, Hapeville Hotel Project,
               (Deutsche Bank LOC), 3.95%, 10/1/99            $  4,000
     4,150     Henry County Development Authority
               Revenue Bonds, Series 1997 (AMT), Atlas
               Roofing Corp. Project (SunTrust Banks
               LOC), 3.90%, 10/7/99                              4,150
     5,000     Savannah City Economic Development
               Authority Revenue VRDN, Series 1997
               (AMT), Kaolin Terminals Project
               (Bank of America Corp. LOC),
               3.90%, 10/7/99                                    5,000
                                                            ----------
                                                                62,485
                                                            ----------

               HAWAII - 0.2%
     5,000     Hawaii State Department of Budget &
               Finance, Series A (AMT), Hawaiian
               Electric Co. Project (MBIA Insured),
               3.90%, 10/7/99                                    5,000
                                                            ----------

               ILLINOIS - 10.5%
     3,500     Arlington Heights IDR VRDN, Series 1997
               (AMT), 3E Graphics and Printing Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    3,500
     9,580     Aurora City Rental Housing Revenue
               Bonds, Series PA-328, Fox Valley Project
               (Merrill Lynch Gtd.), 3.99%, 10/7/99              9,580
     7,000     Bolingbrook Multi-Family Housing
               Redevelopment Revenue Refunding VRDN,
               Series A (AMT), Amberton Apartments,
               (LaSalle National Bank LOC),
               3.85%, 10/7/99                                    7,000
     2,655     Chicago City IDR, Series B (AMT),
               Guernsey Bel, Inc. Project (LaSalle National
               Bank LOC), 3.84%, 10/7/99                         2,655
     9,495     Chicago City Public Building Commission,
               Series A PT-155, P-Floats (MBIA Insured),
               3.10%, 10/21/99                                   9,495
     3,885     Chicago City Sales TRB, Series PCR-8
               (FGIC Insured), 4.02%, 10/7/99                    3,885
    10,000     Chicago City VRDN Certificates, Series M
               (FGIC Insured), 3.62%, 7/13/00                   10,000
     7,000     Chicago Midway Airport Revenue VRDN,
               Second Lien, Series A (AMT)
               (MBIA Insured), 4.10%, 10/1/99                    7,000

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------
               ILLINOIS - 10.5% (CONT'D.)
  $  5,500     Chicago Midway Airport Revenue VRDN,
               Series 1995 (AMT), American Trans Air, Inc.
               Project (Bank One LOC), 3.95%, 10/7/99         $  5,500
    12,000     Chicago School Reform Board G.O.
               Bonds, Series 1996 (MBIA Insured),
               Bank of America Variable Rate Certificates,
               3.92%, 10/7/99                                   12,000
     3,750     Crestwood IDR Bond (AMT), GMG
               Warehouse LLC Project (LaSalle National
               Bank LOC), 3.84%, 10/7/99                         3,750
     1,600     Des Plaines City IDR VRDN, Series 1996
               (AMT), Finzer Roller, Inc. Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    1,600
     5,300     DuPage County Water Commission Water
               Revenue Bonds, Citicorp Eagle Trust,
               3.84%, 10/7/99                                    5,300
     3,550     Frankfort City IDR, Series 1996 (AMT),
               Bimba Manufacturing Co. Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    3,550
     4,375     Fulton County IDR VRDN, Series 1998
               (AMT), Drives, Inc. Project (Harris Trust
               & Savings Bank LOC), 3.95%, 10/7/99               4,375
       650     Illinois State Development Finance
               Authority Economic Development Revenue
               VRDN (AMT), D.E. Akin Seed Project
               (Bank One LOC), 3.95%, 10/7/99                      650
     2,365     Illinois State Development Finance
               Authority IDR VRDN (AMT), Bimba
               Manufacturing Co. Project (Harris Trust &
               Savings Bank LOC), 3.95%, 10/7/99                 2,365
     6,400     Illinois State Development Finance
               Authority Local Government Finance
               Program, Series A (AMBAC Insured),
               3.80%, 10/7/99                                    6,400
     4,100     Illinois State Development Finance
               Authority IDR VRDN, Series 1997 (AMT),
               Ciccone Food Products Project (Harris
               Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    4,100
     5,080     Illinois State Development Finance
               Authority IDR VRDN, Series A (AMT),
               General Converting Project (LaSalle
               National Bank LOC), 3.84%, 10/7/99                5,080


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               ILLINOIS - 10.5% (CONT'D.)
   $ 2,265     Illinois State Development Finance
               Authority IDR VRDN, Series A (AMT),
               Randall Metals Corp. Project (LaSalle
               National Bank LOC), 4.05%, 10/7/99             $  2,265
     3,900     Illinois State Development Finance
               Authority IDR VRDN (AMT), Astron
               Midwestern Inc. Project, (American
               National Bank LOC), 4.10%, 10/7/99                3,900
     4,400     Illinois State Development Fnance
               Authority IDR VRDN (AMT), Touhy LP
               Project (LaSalle National Bank LOC),
               3.84%, 10/7/99                                    4,400
     4,545     Illinois State Development Finance
               Authority  Revenue VRDN, Series 1999
               (AMT), Elite Manufacturing Technology,
               Inc. Project (Harris Trust & Savings
               Bank LOC), 3.95%, 10/7/99                         4,545
     5,950     Illinois State Development Finance
               Authority Revenue VRDN, Enterprise
               Office Project (Colld. by U.S. Government
               Securities), 3.80%, 12/1/99                       5,950
     5,500     Illinois State Development Finance
               Authority Revenue VRDN (AMT), Flying
               Food Fare, Inc. Project (Bank of America
               Corp. LOC), 3.95%, 10/7/99                        5,500
     4,160     Illinois State Development Finance
               Authority Revenue VRDN (AMT), Olive
               Can Co. Project (LaSalle National Bank
               LOC), 3.84%, 10/7/99                              4,160
     1,500     Illinois State Development Finance
               Authority Revenue VRDN, Series 1994,
               WBEZ Alliance Project, Series 1994
               (LaSalle National Bank LOC),
               3.80%, 10/7/99                                    1,500
     3,400     Illinois State Educational Facilities
               Authority VRDN, Cultural Pooled Finance
               Project, (American National Bank LOC),
               3.80%, 10/7/99                                    3,400
     9,000     Illinois State Health Facilities Authority
               Revenue VRDN, Series 1985B, Evanston
               Hospital Corp., 3.65%, 8/15/00                    9,000
    14,000     Illinois State Health Facilities Authority
               VRDN, Series 1993, Resurrection Health
               Care System, 3.60%, 11/24/99                     14,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               ILLINOIS - 10.5% (CONT'D.)
  $  1,500     Illinois State Health Facilities Authority
               VRDN, Series A (FSA Insured), Resurrection
               Health Care System, 3.95%, 10/1/99            $   1,500
    15,000     Illinois State Health Facilities Authority
               VRDN, Series B (FSA Insured), Resurrection
               Health Care System, 3.80%, 10/7/99               15,000
     6,425     Illinois State HDA Revenue VRDN,
               Series B-2 (AMT), Homeowner Mortgage,
               3.25%, 4/27/00                                    6,425
     5,480     Illinois State HDA VRDN, Subseries A-2
               (AMT), Homeowner Mortgage,
               3.10%, 1/20/00                                    5,480
     7,500     Ladd Village IDR VRDN, Series 1996
               (AMT), O'Neal Metals, Inc. Project (Bank
               of America Corp. LOC), 3.95%, 10/7/99             7,500
     2,000     Macon County Adjustable Rate Demand
               Revenue Bond, Series 1999 (AMBAC
               Insured), Milikin University,
               3.80%, 10/7/99                                    2,000
     1,575     Naperville G.O. Bonds, Series A,
               4.00%, 12/1/99                                    1,577
     2,710     Niles Village IDR VRDN, Series 1996
               (AMT), Lewis Spring & Manufacturing Co.
               Project (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    2,710
     2,700     Rockford City IDR, Series 1998 (AMT),
               Ring Can Corp. Project (SunTrust Banks
               LOC), 3.90%, 10/7/99                              2,700
     2,250     Romeoville City IDR, Series 1997 (AMT),
               Metropolitan Industries, Inc. Project
               (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    2,250
     6,000     Savanna City IDR VRDN, Series 1994
               (AMT), Metform Corp. Project
               (Bank One LOC),
               3.90%, 10/7/99                                    6,000
     5,800     St. Clair County IDR VRDN (AMT), Stellar
               Manufacturing Project (Bank of America
               Corp. LOC), 3.95%, 10/7/99                        5,800
     9,000     Will County Solid Waste Disposal Revenue
               Bond (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    9,000
                                                            ----------
                                                               234,347
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               INDIANA - 2.5%
  $  2,790     Anderson City Economic Development
               VRDN, Series 1996 (AMT), Gateway
               Village Project (FHLB LOC),
               3.85%, 10/7/99                                 $  2,790
     2,925     City of Indianapolis
               Citizens Gas & Coke Utility,
               3.60%, 1/25/00                                    2,925
     2,200     Ft. Wayne Hospital Authority VRDN,
               Series 1985 D, Park View Hospital Program
               (Bank of America LOC),
               3.80%, 10/7/99                                    2,200
     1,500     Greencastle City IDR VRDN, Series 1996
               (AMT), Crown Equipment Corp. Project
               (Key Bank LOC), 3.95%, 10/7/99                    1,500
     2,840     Hammond City Economic Devlopment
               VRDN, Series 1996 A (AMT), Annex at
               Douglas Point Project (FHLB LOC),
               3.85%, 10/7/99                                    2,840
               Indiana Development Finance Authority
               IDR VRDN (AMT), Red Gold, Inc. Project
               (Harris Trust & Savings Bank LOC)
     4,600       Series 1994 A, 3.95%, 10/7/99                   4,600
     2,900       Series 1994 B, 3.95%, 10/7/99                   2,900
     1,600     Indiana State Development Finance
               Authority Revenue VRDN, Indiana
               Historical Society, Inc. Project (Bank One
               LOC), 3.80%, 10/7/99                              1,600
     5,000     Indiana State Development Finance
               Authority (AMT), Facility Revenue
               Refunding Bonds, 3.90%, 10/7/99                   5,000
    17,000     Indiana Transportation Authority Highway
               Revenue Bonds, Citicorp Eagle Trust,
               3.50%, 1/27/00                                   17,000
     1,000     Indianapolis Airport Authority
               Refunding Bonds, Series A (AMT)
               (FGIC Insured), 4.50%, 7/1/00                     1,005
     3,600     Jasper County PCR VRDN,
               Series 1988-A, Northern Indiana Public
               Service Project, 3.70%, 3/10/00                   3,600
     2,000     Jasper County PCR, Series 1988-D,
               Northern Indiana Public Service Project,
               3.25%, 10/13/99                                   2,000
     6,000     Madison Economic Development Authority
               Revenue Bonds, Arvin Sango, Inc. Project
               (Bank One LOC), 4.00%, 10/7/99                    6,000
                                                            ----------
                                                                55,960
                                                            ----------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------
               IOWA - 1.4%
   $12,590     Iowa Finance Authority SFM Program
               Bonds, Series B (AMT) (GNMA/FNMA
               Insured), 3.00%, 2/23/00                        $12,590
     1,100     Iowa Finance Authority Solid Waste
               Disposal Revenue VRDN, Series 1993-A
               (AMT), Cedar River Paper Co. Project
               (Union Bank of Switzerland LOC),
               4.10%, 10/1/99                                    1,100
               Iowa Finance Authority Waste Disposal
               Revenue VRDN (AMT),
               Cedar River Paper Co. Project
               (Union Bank of Switzerland LOC),
     3,700       Series 1994-A, 4.10%, 10/1/99                   3,700
     9,900       Series 1995-A, 4.10%, 10/1/99                   9,900
     4,300       Series 1996-A, 4.10%, 10/1/99                   4,300
                                                            ----------
                                                                31,590
                                                            ----------

               KANSAS - 0.5%
     6,180     Kansas City Leavenworth & Lenexa
               Mortgage Revenue FRN, Series A-31,
               4.00%, 10/7/99                                    6,180
     1,000     Olathe IDR VRDN Bond, Series A (AMT),
               Diamant Boart, Inc. Project (Deutsche
               Bank A.G. LOC), 3.95%, 10/7/99                    1,000
     3,000     Topeka Temporary Notes, Series 1999 A,
               3.50%, 6/1/00                                     3,004
     1,980     Wichita Water & Sewer Utilities Revenue
               Bonds (FGIC Insured), 6.50%, 10/1/99              1,980
                                                            ----------
                                                                12,164
                                                            ----------

               KENTUCKY - 3.3%
     5,701     Carroll County Solid Waste Disposal
               Revenue VRDN (AMT), North American
               Stainless Project (Banco Bilbao Vizcaya
               LOC), 4.25%, 10/7/99                              5,701
     2,795     Clark County Industrial Building IDR
               VRDN, Series 1996 (AMT), Bluegrass Art
               Cast Project (Bank One LOC),
               3.95%, 10/7/99                                    2,795
               Daviess County Waste Disposal Facilities
               IDR VRDN (AMT), Scott Paper Co.
               Project (Kimberly-Clark Corp. Gtd.)
    14,600       Series 1993 A, 3.90%, 10/7/99                  14,600
     1,200       Series 1994 A, 3.90%, 10/7/99                   1,200
       100       Series 1994 B, 3.90%, 10/7/99                     100


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               KENTUCKY - 3.3% (CONT'D.)
   $10,000     Kentucky Association of Counties
               Advance Revenue Bond, Cash Flow
               TRAN, 4.00%, 6/30/00                            $10,039
     6,000     Kentucky Housing Corp. Housing Revenue
               Bonds, Series C (AMT), 3.20%, 12/31/99            6,000
    16,000     Kentucky Interlocal School Transportation
               Association TRAN, 4.00%, 6/30/00                 16,057
    17,000     Louisville & Jefferson Counties VRDN,
               Series A-1 (AMT), Regional Airport
               Authority System (National City Bank of
               Louisville LOC), 3.90%, 10/7/99                  17,000
                                                            ----------
                                                                73,492
                                                            ----------

               LOUISIANA - 1.6%
     2,000     Ascension Parish County Revenue
               VRDN (AMT), BASF Corp. Project
               (BASF Corp. Gtd.), 4.10%, 10/1/99                 2,000
    16,810     De Soto Parish PCR Refunding, Series A,
               Central Louisiana Electric Co.
               (Westdeutsche Landesbank LOC),
               3.60%, 10/7/99                                   16,810
     3,550     Louisiana Public Facilities Authority
               VRDN, College & University Equipment
               Project  (FGIC Insured), 3.80%, 10/7/99           3,550
     1,400     Louisiana Public Facility Authority
               Hospital Revenue Bonds, Series 1993
               (AMBAC Insured), Willis-Knighton
               Medical Center, 4.00%, 10/7/99                    1,400
     6,900     Louisiana State G.O. Bonds, Series 1994 A
               (AMBAC Insured), Citicorp Eagle Trust,
               3.84%, 10/7/99                                    6,900
     4,000     South Louisiana Port Commission
               Revenue VRDN, Series 1997 (AMT),
               Holnam, Inc. Project (First Wachovia LOC),
               3.85%, 10/7/99                                    4,000
                                                            ----------
                                                                34,660
                                                            ----------

               MAINE - 0.8%
     2,000     Fort Fairfield Revenue Bond
               (AMT), Atlantic Custom Processors
               (PNC Bank LOC), 3.95%, 10/7/99                    2,000
     5,000     Maine Public Utilities Finance Bank
               Revenue VRDN, Series 1996 (AMT), Maine
               Public Service Co. Project (Bank of New
               York LOC), 3.90%, 10/7/99                         5,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)


               MAINE - 0.8% (CONT'D.)
    $9,995     Maine State Housing Authority Variable
               Rate COP, Series B (AMT), 3.97%, 10/7/99        $ 9,995
                                                            ----------
                                                                16,995
                                                            ----------

               MARYLAND - 1.2%
     2,100     Baltimore City Economic Development
               VRDN, Series 1985, Mt. Washington
               Pediatric Hospital, Inc. (Mellon Bank
               LOC), 4.00%, 10/7/99                              2,100
     1,000     Baltimore County Economic
               Development FRN, Board of
               Commissioners Notre Dame Preparatory
               School Project (Crestar Bank LOC),                1,000
               3.80%, 10/7/99
     3,280     Cecil County Economic Development
               VRDN (AMT), Steel Techs, Inc. Facilities
               (PNC Bank LOC), 3.95%, 10/7/99                    3,280
     7,811     Maryland State Community Development
               Administration Bonds, Series PT-12,
               Merrill P-Floats, 3.77%, 10/1/99                  7,811
     3,995     Maryland State Community Development
               Administration Bonds, Series PT-284,
               3.85%, 8/24/00                                    3,995
     2,800     Maryland State Economic Development
               Corp. VRDN (AMT), Unisite Design, Inc.
               (Mellon Bank LOC), 4.10%, 10/7/99                 2,800
     3,000     Maryland State IDA VRDN, Townsend
               Culinary, Inc. Project (SunTrust Banks
               LOC), 3.90%, 10/7/99                              3,000
     2,030     Washington Suburban Sanitary District
               General Construction Bond, Series I
               (Colld. by U.S. Government Securities),
               6.90%, 6/1/00                                     2,103
                                                            ----------
                                                                26,089
                                                            ----------

               MASSACHUSETTS - 1.1%
     3,400     Commonwealth of Massachusetts G.O.
               Weekly Refunding Bonds, 3.75%, 10/7/99            3,400
     5,000     Massachusetts Bay Transportation
               Authority Revenue Bond, Series A
               (Colld. by U.S. Government Securities)
               7.00%, 3/1/00                                     5,083


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MASSACHUSETTS - 1.1% (CONT'D.)
   $ 5,500     Massachusetts State Development Finance
               Agency, Waste Management, Inc. Project
               (SunTrust Banks LOC),
               3.80%, 10/7/99                                 $  5,500
     3,100     Massachusetts State HFA SFM Revenue
               Notes, Series A, 3.60%, 6/1/00                    3,100
     1,655     Massachusetts State HFA VRDN, Series
               1996-5A (AMT), Clipper Trust Certificate
               (AMBAC Insured), 3.98%, 10/7/99                   1,655
     4,875     Massachusetts State HFA VRDN, Series
               PA-132 (AMT), Harbor Point Project
               (AMBAC Insured), 3.75%, 10/7/99                   4,875
                                                            ----------
                                                                23,613
                                                            ----------

               MICHIGAN - 3.1%
     6,000     Jackson County Economic Development
               Corp. VRDN (AMT), Production Saw &
               Machine Co., (Comerica Bank LOC)
               3.85%, 10/7/99                                    6,000
    12,495     Michigan State Building Development
               Authority Revenue COP, Series 81,
               Morgan Stanley Floating Rate
               Trust Certificates, 3.84%, 10/7/99               12,495
    16,000     Michigan State HDA, Series B (AMT),
               3.00%, 12/1/99                                   16,000
     3,000     Michigan Strategic Fund Limited
               Obligation Revenue VRDN, Dirksen Screw
               Products Co. Project (Bank One LOC),
               3.85%, 10/7/99                                    3,000
    13,000     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT),
               Dow Chemical Co. Project, 4.10%, 10/1/99         13,000
     5,170     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT), GT
               USA LLC Project (Comerica Bank LOC),
               3.85%, 10/7/99                                    5,170
     1,990     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT), Kruger
               Commodities, Inc. Project (Harris Trust &
               Savings Bank LOC), 3.95%, 10/7/99                 1,990
     5,000     Michigan Strategic Fund Limited
               Obligation Revenue VRDN (AMT), Serta
               Restokraft Project (Comerica Bank LOC),
               3.85%, 10/7/99                                    5,000

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               MICHIGAN - 3.1%  (CONT'D.)
  $    900     Midland County Economic Development
               Corp. VRDN, Series 1993A (AMT), Dow
               Chemical Corp. Project, 4.05%, 10/1/99         $    900
     6,500     Oakland County Economic Development
               Corp. Limited Obligation Revenue VRDN
               (AMT), Richard & Tool Die Corp.
               Project (Comerica Bank LOC),
               3.85%, 10/7/99                                    6,500
                                                            ----------
                                                                70,055
                                                            ----------

               MINNESOTA - 0.6%
    11,290     Minnesota State HFA SFM Revenue Bonds,
               Series 1998 F (AMT), 3.55%, 8/14/00              11,290
     3,060     Stearns County Housing &
               Redevelopment Authority VRDN (AMT),
               Cold Spring Granite Co. Project
               (U.S. Bank LOC), 4.00%, 10/7/99                   3,060
                                                            ----------
                                                                14,350
                                                            ----------

               MISSISSIPPI - 1.1%
    12,485     Mississippi Gulf Coast Waste Water
               Treatment Revenue Refunding VRDN,
               Merlot Series 99c698 (MBIA Insured),
               3.95%, 10/7/99                                   12,485
     8,965     Mississippi Home Corp., Series A (AMT),
               PT-173, 3.90%, 10/7/99                            8,965
     3,250     Mississippi State SFM Revenue Bonds,
               Series G-CL5 (AMT), P-Floats PT-146,
               3.90%, 10/7/99                                    3,250
                                                            ----------
                                                                24,700
                                                            ----------

               MISSOURI - 2.3%
     2,000     Missouri Development Finance
               Board Infrastructure Facilities IDR Bond,
               Series A, Science City Union Station
               (Canadian Imperial Bank of Commerce
               LOC), 4.10%, 12/1/99                              2,003
    12,366     Missouri Environmental Improvement
               & Energy Revenue Refunding VRDN,
               K C  Power & Light Co. Project,
               3.65%, 3/13/00                                   12,366
    10,000     Missouri Health & Educational Facilities
               Authority VRDN, Series A, Missouri Pooled
               Hospital Loan Program, 3.80%, 10/7/99            10,000



PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MISSOURI - 2.3%  (CONT'D.)
  $    500     Missouri Higher Education Loan Authority
               Student Loan Revenue VRDN, Series
               1990A (AMT) (National Westminster
               PLC LOC), 3.90%, 10/7/99                       $    500
     1,800     Missouri Higher Education Loan Authority
               VRDN, Series B (AMT) (MBIA Insured),
               3.95%, 10/7/99                                    1,800
     8,900     Missouri Higher Education Loan Authority
               VRDN, Series B (AMT) (National
               Westminster LOC), 3.90%, 10/7/99                  8,900
     4,420     Missouri Housing Development VRDN,
               Series A (AMT), Merrill P-Floats PA-116,
               3.85%, 10/7/99                                    4,420
     8,000     St. Louis County IDA Multifamily Housing
               Revenue VRDN (AMT), Whispering Lakes
               Apartment Project (Mercantile Bank of St.
               Louis LOC), 3.80%, 10/7/99                        8,000
     3,000     St. Louis General Fund TRAN, Series
               1999-2000, 4.00%, 6/30/00                         3,016
                                                            ----------
                                                                51,005
                                                            ----------

               MONTANA - 0.2%
               Montana State Board of Housing P-Floats
     3,080       Series PA-158, 3.90%, 10/7/99                   3,080
     2,365       Series PT-87, 3.90%, 10/7/99                    2,365
                                                            ----------
                                                                 5,445
                                                            ----------

               NEBRASKA - 0.3%
     1,700     Nebraska Investment Finance Authority
               SFM Revenue FRN, Series A3,
               4.00%, 10/7/99                                    1,700
     4,100     Omaha Public Power District
               Nebraska Electric Revenue Bonds,
               Series A, 4.30%, 2/1/00                           4,108
                                                            ----------
                                                                 5,808
                                                            ----------

               NEVADA - 0.9%
     1,710     Clark County Public Safety G.O. Bonds,
               4.00%, 2/1/00                                     1,715
    12,500     Nevada State Department Business &
               Industry PCR VRDN (AMT), Barrick
               Goldstrik Mines (Royal Bank of
               Canada LOC), 3.85%, 10/7/99                      12,500
     6,200     Nevada Municipal Bond Trust Receipts
               Certificates, Series 1997-SGB 31
               (FGIC Insured), 3.87%, 10/7/99                    6,200
                                                            ----------
                                                                20,415
                                                            ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               NEW JERSEY - 0.5%
   $10,000     Jersey City G.O. Refunding Notes,
               3.625%, 1/14/00                                 $10,012
                                                            ----------

               NEW MEXICO - 0.3%
     1,500     Farmington PCR VRDN,
               Farmington Public Service (AMT),
               (Barclays Bank LOC), 4.00%, 10/1/99               1,500
     5,140     New Mexico Mortgage Finance Authority
               P-Floats, Series PT-196 (AMT),
               3.90%, 10/7/99                                    5,140
                                                            ----------
                                                                 6,640
                                                            ----------

               NEW YORK - 2.3%
     3,000     Nassau County G.O. RAN
               (Bank of New York LOC), 4.25%, 3/15/00            3,009
     8,900     Nassau County TAN, Series C,
               3.50%, 12/22/99                                   8,909
     1,100     New York City G.O. VRDN,
               Sub Series A-7, (Morgan Guaranty LOC),
               3.80%, 10/1/99                                    1,100
               New York State Dormitory Authority
               VRDN, Series A, Rockefeller University,
               Citicorp Eagle Trust
     6,100     No. 973201, 3.87%, 10/7/99                        6,100
     5,000     No. 973202, 3.87%, 10/7/99                        5,000
    16,725     New York State Environmental Facilities
               Corp. PCR VRDN, Eagle Trust No. 94302,
               Weekly Option (FSA Insured),
               3.15%, 10/7/99                                   16,725
    10,850     New York State Medical Care Facilities
               Finance Agency Revenue Refunding
               Bond, Series B, St. Lukes (Colld. by U.S.
               Govenment Securities), 7.45%, 2/15/00            11,104
                                                            ----------
                                                                51,947
                                                            ----------

               NORTH CAROLINA - 2.3%
     2,200     Brunswick County IDA PCR VRDN, Series
               1996 (AMT), Armada Project (Bank of
               America Corp. LOC), 3.90%, 10/7/99                2,200
     5,700     Capital Regional Airport Commission
               Passenger Facilities Charge Revenue VRDN
               (AMT) (First Union National Bank of
               Charlotte LOC), 3.90%, 10/7/99                    5,700

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               NORTH CAROLINA - 2.3%  (CONT'D.)
  $  7,000     Catawba County IDA PCR VRDN,
               Series 1996 (AMT), Hooker Furniture Corp.
               Project (Bank of America Corp. LOC),
               3.90%, 10/7/99                                 $  7,000
     3,000     Columbus County Industrial Facilities &
               Finance Authority PCR VRDN (AMT),
               Conflandey, Inc. Project (Banque
               Nationale de Paris LOC), 3.95%, 10/7/99           3,000
     2,400     Mecklenburg County Industrial Facilities &
               Finance Authority PCR VRDN (AMT),
               SteriGenics International Project
               (Comerica Bank LOC), 3.95%, 10/7/99               2,400
       495     North Carolina HFA SFM Tender Option
               Revenue Bond, 3.65%, 3/1/00                         495
    12,200     North Carolina Medical Care Community
               Hospital Revenue Bond, Pooled
               Equipment Finance Project
               (MBIA Insured), 3.70%, 10/7/99                   12,200
     3,600     North Carolina State Ports Authority
               VRDN, Series 1996 (AMT), Morehead City
               Terminals, Inc. (Bank of America Corp.
               LOC), 3.90%, 10/7/99                              3,600
     7,385     North Carolina State ROC, Series 48,
               3.87%, 10/7/99                                    7,385
     2,420     Raleigh COP, Equipment Acquisition
               Project, 3.00%, 12/1/99                           2,420
     5,000     Wake County Industrial Pollution Finance
               Facility Authority VRDN, Series C,
               Carolina Power & Light Project
               (First Union National Bank LOC),
               3.70%, 10/7/99                                    5,000
                                                            ----------
                                                                51,400
                                                            ----------

               NORTH DAKOTA - 0.4%
     8,000     North Dakota State HFA Home Mortgage
               Finance Revenue Bond, Housing Finance
               Program, Series E (AMT), 3.80%, 9/29/00           8,000
                                                            ----------

               OHIO - 3.5%
    15,000     Clinton County Hospital Revenue Bonds
               VRDN, Ohio Hospital Cap. Inc. Pooled
               Financing (Fifth Third Bank LOC),
               3.80%, 10/7/99                                   15,000





See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               OHIO - 3.5% (CONT'D.)
  $  6,330     Dublin Inn Tax-Exempt Mortgage Bond
               Trust, Series 1987 (Huntington National
               Bank LOC), 4.57%, 3/1/00                      $   6,330
    12,000     Ohio State Air Quality Development
               Authority VRDN, Series A, Ohio Edison
               Project (Toronto-Dominion Bank LOC),
               2.95%, 2/1/00                                    12,000
     4,500     Ohio State Air Quality Development
               Authority PCR VRDN, Cleveland Electric
               Illuminating Project (FGIC Insured),
               3.25%, 11/12/99                                   4,500
     1,000     Ohio State Air Quality Development
               Authority PCR VRDN, Ohio Edison Co.
               Project (AMT), (Union Bank of
               Switzerland LOC), 4.20%, 5/1/00                   1,004
    25,000     Ohio State HFA Residential Mortgage
               Revenue VRDN, Series A-2 (AMT),
               3.05%, 3/1/00                                    25,000
     3,000     Ohio State Solid Waste Revenue Bonds,
               Series 99 (AMT), BP Exploration & Oil
               Project, 4.00%, 10/1/99                           3,000
     2,900     Ohio State Turnpike Commission Revenue
               Bonds, Weekly Option Period, PCR-18
               (FGIC Insured), 4.02%, 10/7/99                    2,900
     6,600     Student Loan Funding Corp.
               Revenue Refunding VRDN, Series A-1
               (AMT), 3.75%, 10/7/99                             6,600
     2,055     Union County IDR VRDN (AMT), Union
               Aggregates Co. Project (PNC Bank LOC),
               3.95%, 10/7/99                                    2,055
                                                            ----------
                                                                78,389
                                                            ----------
               OKLAHOMA - 1.0%
     6,050     Oklahoma HFA SFM Revenue Bonds
               (AMT), PT-78, 3.30%, 3/9/00                       6,050
               Tulsa City Airport Improvement VRDN
               (AMT) (MBIA Insured)
     6,740       Series B-1, 3.92%, 10/7/99                      6,740
     9,390       Series B-2, 3.92%, 10/7/99                      9,390
                                                            ----------
                                                                22,180
                                                            ----------


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               OREGON - 0.8%
  $  2,585     Medford Hospital Facilities Authority
               Revenue, Series A (MBIA Insured), Asante
               Health System, 4.50%, 8/15/00                  $  2,602
     1,100     Metropolitan Service District Riedel
               Compost Waste Disposal VRDN (AMT)
               (US Bank LOC), 4.00%, 10/7/99                     1,100
     4,500     Oregon Housing & Community Services
               Department SFM Bond Program, Series H,
               3.48%, 6/29/00                                    4,500
     3,900     Oregon State Economic Development
               Revenue, Series 176 (AMT), Cascade Steel
               Rolling Mills Project (Commerzbank A.G.
               LOC), 3.90%, 10/7/99                              3,900
     6,600     Oregon State Economic Development
               Revenue, Series 181 (AMT), Oregon Metal
               Slitters, Inc. (Key Bank N.A. LOC),
               3.95%, 10/7/99                                    6,600
                                                            ----------
                                                                18,702
                                                            ----------

               PENNSYLVANIA - 3.0%
     1,400     Allegheny County Hospital Development
               Bonds, Series B-2, Presbyterian University
               Hospital (Bank One LOC), 3.85%, 10/1/99           1,400
     2,900     Allegheny County Hospital Development
               Authority Revenue VRDN, Series D (MBIA
               Insured), Presbyterian Health Center,
               3.90%, 10/1/99                                    2,900
     3,700     Chester County IDA Bonds, Series 1997 A
               (AMT), KAC III Realty Corp. Project (PNC
               Bank LOC), 3.95%, 10/7/99                         3,700
    22,500     Delaware Valley Regional Finance
               Authority VRDN, Series 1997 A, Merrill
               Lynch P-Floats PT-104 (AMBAC Insured),
               3.50%, 11/4/99                                   22,500
     3,500     Pennsylvania Economic Development
               Finance Authority IDR VRDN, Series
               1996 A1-8 (AMT) (PNC Bank LOC),
               3.95%, 10/7/99                                    3,500
     9,250     Pennsylvania Economic Development
               Finance Authority Revenue Bond (AMT),
               Approved Solid Waste Project, (Bayerisch
               Landesbank LOC), 3.25%, 12/15/99                  9,250

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               PENNSYLVANIA - 3.0% (CONT'D.)
   $ 3,050     Pennsylvania Higher Educational
               Assistance Agency Student Loan Revenue
               Bond, Series A (SLMA LOC),
               3.90%, 10/7/99                                 $  3,050
     1,000     Pennsylvania Higher Educational Facilities
               Authority Revenue Bond, Series C,
               University of Pennsylvania Health Services,
               (Morgan Guaranty LOC), 3.85%, 10/7/99             1,000
     4,000     Philadelphia Hospital & Higher Education
               Facilities VRDN, Series B, Jefferson Health
               System, 3.25%, 3/31/00                            4,000
     3,000     Philadelphia TRAN, Series 1999-2000,
               4.25%, 6/30/00                                    3,016
     4,000     Pittsburgh Urban Redevelopment
               Authority Bonds, Series C (AMT),
               3.20%, 12/1/99                                    4,000
     6,000     Quakertown Hospital Authority VRDN,
               HPS Group Pooled Finance (PNC Bank
               LOC), 3.90%, 10/7/99                              6,000
     3,025     Washington County IDA Revenue VRDN
               (AMT), Accutrex Products, Inc. Project
               (Mellon Bank LOC), 4.10%, 10/7/99                 3,025
                                                            ----------
                                                                67,341
                                                            ----------

               SOUTH CAROLINA - 0.6%
     5,400     Cherokee County IDR VRDN, Series 1989
               (AMT), Oshkosh Truck Corp. Project
               (Bank of America Corp. LOC),
               3.95%, 10/7/99                                    5,400
     1,000     Florence County Public Facilities Corp.
               Bonds, Law Enforcement Project-Civic
               Center (Colld. by U.S. Government
               Securities), 7.60%, 3/1/00                        1,023
       200     Lexington County IDA PCR VRDN,
               Series A, AlliedSignal Project,
               3.95%, 10/7/99                                      200
       900     Lexington County Pollution Control
               Facilities Revenue Bond, Series A, Allied
               Signal Project, 3.95%, 10/7/99                      900

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               SOUTH CAROLINA - 0.6% (CONT'D.)
    $5,400     South Carolina Jobs Economic
               Development Authority Revenue VRDN
               (AMT), Virtual Image Technology
               (Bank of America Corp. LOC),
               3.95%, 10/7/99                                 $  5,400
                                                            ----------
                                                                12,923
                                                            ----------

               SOUTH DAKOTA - 0.6%
     5,800     Lawrence County Solid Waste Bonds,
               Homestake Mining of CA, Series 1997A
               (AMT), (Chase Manhattan Bank LOC),
               4.05%, 10/1/99                                    5,800
     8,410     South Dakota Economic Development
               Finance Authority VRDN, Series 1996
               (AMT), Hastings Filters, Inc. Project
               (Harris Trust & Savings Bank LOC),
               3.90%, 10/7/99                                    8,410
                                                            ----------
                                                                14,210
                                                            ----------

               TENNESSEE - 4.6%
     1,300     Dickson County IDR VRDN, Series 1996
               (AMT), Tennessee Bun Co. LLC Project
               (PNC Bank LOC), 3.95%, 10/7/99                    1,300
     6,000     Jackson City Waste Facilities IDR VRDN,
               Series 1995 (AMT), Florida Steel Corp.
               Project (Bank of America Corp. LOC),
               3.90%, 10/7/99                                    6,000
     2,100     Knox County G.O. Public Improvement
               Bonds, 4.50%, 4/1/00                              2,114
     8,600     Knox County Health, Educational &
               Housing VRDN, THA Solutions
               Group, Inc. (CDC Funding Corp. LOC),
               3.80%, 10/7/99                                    8,600
     5,000     Metropolitan Government Nashville &
               Davidson Counties Health & Education
               Facilities Board Revenue VRDN, Series A
               (AMT), Old Hickory Towers (FHLB LOC),
               3.90%, 10/7/99                                    5,000
     1,360     Montgomery County Public Building
               Authority Adjustable Loan Pooled Finance
               Revenue Bonds, Series 1996 (Bank of
               America LOC), 3.80%, 10/7/99                      1,360
     2,000     Morristown City IDR VRDN, Series 1997
               (AMT), BOS Automotive Products, Inc.
               (Hypo-Vereinsbank LOC),
               3.90%, 10/7/99                                    2,000

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               Tennessee - 4.6% (CONT'D.)
   $23,175     Nashville & Davidson Counties Electric
               Revenue VRDN, Citicorp Eagle Trust,
               3.87%, 10/7/99                                $  23,175
     1,300     Nashville & Davidson Counties
               Health & Education Facilities Board
               Revenue VRDN, Series 1996-A, Adventist
               Health Systems-Sunbelt (SunTrust Banks
               LOC), 3.80%, 10/7/99                              1,300
     4,160     Sevier County Public Building Authority
               Local Government Public Improvement
               Bonds, Series E-2 (AMT) (AMBAC Insured),
               3.85%, 10/7/99                                    4,160
    11,400     Shelby County G.O. Bond, Series 1996 B,
               Soc Gen Trust SGB-21 (FSA Insured),
               3.87%, 10/7/99                                   11,400
     1,000     Shelby County Health & Educational
               Housing Facilities Board Multi-family
               Housing Revenue VRDN (AMT), Arbor Lake
               Project (PNC Bank LOC),
               3.95%, 10/7/99                                    1,000
     8,500     Signal Mountain Health Education
               Revenue Refunding Bonds, Alexian Village
               Project (FSA Insured), 3.30%, 2/29/00             8,500
               Tennessee State HDA Homeownership
               Program Revenue Bonds (AMT),
    15,000       Series 3-C, 3.10%, 11/18/99                    15,000
    12,500       Series PG 2-C, 3.57%, 8/15/00                  12,500
                                                            ----------
                                                               103,409
                                                            ----------

               TEXAS - 16.5%
    13,200     Austin Airport System Revenue Bonds,
               Series A (Morgan Guaranty Trust LOC),
               3.75%, 10/7/99                                   13,200
     5,000     Austin Utility System Revenue Bonds
               (Colld. by U.S. Government Securities),
               10.00%, 5/15/00                                   5,204
    10,500     Bastrop Independent School District G.O.
               VRDN, Municipal Securities Trust Receipts,
               Series SGB-37 (PSF of Texas Gtd.),
               3.87%, 10/7/99                                   10,500
    21,350     Brazos River Authority PCR Refunding
               Bond, Series C3 (Bank of America Corp.
               LOC), 3.50%, 6/19/00                             21,350

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               TEXAS - 16.5% (CONT'D.)
  $  5,600     Brazos River Authority PCR Refunding
               Bond VRDN, Series 1996-B (AMT), Texas
               Utilities Electric Co. Project
               (AMBAC Insured), 4.30%, 10/1/99                $  5,600
    13,100     Brazos River Authority PCR Refunding
               Bond VRDN, Series 1997-A (AMT), Texas
               Utilities Electric Co. Project
               (MBIA Insured), 4.10%, 10/1/99                   13,100
     2,150     Brazos River Authority PCR Refunding
               Bond, Series 1997-B (AMT) (MBIA
               Insured), Texas Utilities Electric Co.,
               4.05%, 10/1/99                                    2,150
     6,250     Brazos River Harbor District Brazoria
               County VRDN (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    6,250
     2,500     Brazos River Harbor District VRDN,
               Series 1996 (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    2,500
     5,000     Calhoun County Navigation IDR VRDN
               (AMT), Formosa Plastics Corp. U.S.A.
               (Bank of America Corp. LOC),
               3.80%, 10/7/99                                    5,000
     9,600     Comal Independent School District,
               ABN-AMRO MuniTops Trust Certificates
               (PSF Gtd.), 3.90%, 10/7/99                        9,600
    28,995     Dallas G.O. Refunding Bonds, Morgan
               Stanley Floating Rate Certificates,
               Series 93, 3.85%, 10/7/99                        28,995
     8,000     Denton County Independent School
               District G.O., Series B (PSF of Texas Gtd.),
               3.65%, 8/15/00                                    8,000
     3,500     El Paso City Housing Finance Corp.
               VRDN, Series 1993 (AMT), Viva Apartments
               Project (General Electric Corp. LOC),
               3.95%, 10/7/99                                    3,500
     7,850     Galveston County Housing Finance Corp.
               SFM Revenue Bond, Series PT 205 (AMT),
               P-Floats, 3.90%, 10/7/99                          7,850
     5,000     Greater Texas Student Loan Corp., Series A
               (AMT) (SLMA LOC), 3.00%, 2/1/00                   5,000
               Gulf Coast Waste Disposal Authority VRDN,
               Series 1994 (AMT), BP Amoco PLC Project
     1,800       4.00%, 10/1/99                                  1,800
     4,600       3.15%, 10/1/99                                  4,600

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               TEXAS - 16.5% (CONT'D.)
   $11,485     Harris County Health Facilities
               Development Corp. Revenue Bonds,
               Series 6, Sisters of Charity of the Incarnal
               Word Project, 3.95%, 10/7/99                    $11,485
    11,880     Harris County Toll Road Unlimited Tax
               Subordinate Lien Revenue Bonds, CR138,
               3.84%, 10/7/99                                   11,880
    20,420     Harris County Toll Road Unlimited Tax
               VRDN, Series 1994 A, Citicorp Eagle Trust
               No. 954302, 3.84%, 10/7/99                       20,420
    19,000     Harris County VRDN, Subordinate Lien
               Toll Road Bond, 3.95%, 10/7/99                   19,000
    10,000     Nueces River Authority Water Supply
               Revenue Bond, Series 974306 (FSA
               Insured), Corpus Christi Lake Project,
               3.84%, 10/7/99                                   10,000
     5,000     Port Arthur Navigation District Revenue
               VRDN (AMT), BASF Corp. Project,
               4.10%, 10/1/99                                    5,000
    15,025     Port Arthur Navigation District Revenue
               VRDN (AMT), Fina Oil & Chemical Co.
               Project, 4.15%, 10/1/99                          15,025
               Port of Corpus Christi Solid Waste Disposal
               VRDN, Koch Refining Co. Project (AMT)
    22,200       3.85%, 10/7/99                                 22,200
    23,000       Series 1996, 3.85%, 10/7/99                    23,000
     1,230     Richardson City Independent School
               District G.O. Refunding Bonds,
               4.75%, 2/15/00                                    1,238
     4,000     Sabine River Authority PCR Bond,
               Series B (AMT) (AMBAC Insured), Texas
               Utilities Electric Co., 4.05%, 10/1/99            4,000
     5,000     San Antonio City Electric & Gas System
               Revenue Bonds, Series A, Municipal Trust
               Certificates No. 32, 3.92%, 10/7/99               5,000
     9,240     San Antonio Independent School District
               ROC, Series 30 (PSF Gtd.), 3.87%, 10/7/99         9,240
    35,000     State of Texas TRAN, Series A,
               4.50%, 8/31/00                                   35,242


PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               TEXAS - 16.5% (CONT'D.)
  $  6,401     Texas Department of Housing and
               Community Affairs SFM VRDN,
               Series PA-128 (AMT) (MBIA Insured),
               3.85%, 8/10/00                               $    6,401
     5,200     Trinity River IDA Revenue Bonds,
               Automatic Data Processing, Inc. Project,
               4.35%, 10/1/99                                    5,200
    10,000     University of Texas Financing System,
               Series B, 3.82%, 10/7/99                         10,000
                                                            ----------
                                                               368,530
                                                            ----------

               UTAH - 1.4%
     2,500     Intermountain Power Agency
               Power Supply Revenue Bonds,
               Series 1985-B (Colld. by U.S. Government
               Securities), 10.375%, 7/1/00                      2,646
     4,800     Intermountain Power Agency Revenue
               Bonds, Eagle Trust CR-331 (FSA Insured),
               3.84%, 10/7/99                                    4,800
    15,000     Intermountain Power Agency
               Variable Rate Revenue Bonds, Series E
               (AMBAC Insured), 3.625%, 3/15/00                 15,000
     7,665     Intermountain Power Supply Revenue
               Bonds, Municipal Securities Trust Receipts,
               Series SG-6 (FSA Insured), 3.85%, 10/7/99         7,665
                                                            ----------
                                                                30,111
                                                            ----------

               VERMONT - 0.2%
     4,250     Vermont Housing Finance Agency
               Single Family Housing Notes, Series 10-C
               (AMT), 3.15%, 4/28/00                             4,250
                                                            ----------

               VIRGINIA - 2.7%
     3,700     Botetourt County IDR VRDN (AMT),
               Valley Forge Co. Project (Harris Trust &
               Savings Bank LOC), 3.95%, 10/7/99                 3,700
    12,500     Dinwiddie County IDA VRDN, Series A
               (AMT), Chaparral Steel Project (Bank of
               America Corp. LOC), 4.00%, 10/1/99               12,500
     9,935     Fairfax County Economic Development
               Authority Resource Recovery Revenue
               Refunding Bonds, Series A (AMT) (AMBAC
               Insured), 5.50%, 2/1/00                          10,004

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               VIRGINIA - 2.7% (CONT'D.)
  $  3,900     Halifax County IDA VRDN, Series 1998
               (AMT), D-Scan, Inc. Project (Bank of
               America Corp. LOC), 3.90%, 10/7/99             $  3,900
    12,300     Norfolk City G.O. VRDN, Citicorp Eagle
               Trust No. 944601, 3.92%, 10/7/99                 12,300
     1,069     Roanoke IDA VRDB, Carilion Health
               System, Series B, 3.95%, 10/1/99                  1,069
    15,615     Virginia State G.O. VRDN, Series 1994,
               Citicorp Eagle Trust No. 954601,
               3.84%, 10/7/99                                   15,615
                                                            ----------
                                                                59,088
                                                            ----------

               WASHINGTON - 4.1%
     1,200     Kent City Economic Development Corp.
               IDR VRDN, Associated Grocers Project
               (Bank of America Corp. LOC),
               4.38%, 10/7/99                                    1,200
     4,190     Port of Anacortes IDA IDR Bond, Texaco
               Project, 3.40%, 10/7/99                           4,190
     5,100     Seattle City Municipal Light & Power
               Adjustable Rate Revenue Bonds,
               Series 1996, 3.65%, 10/7/99                       5,100
    21,700     Washington G.O. Refunding Bonds,
               Eagle Trust Series 1993-C,
               3.84%, 10/7/99                                   21,700
       300     Washington Health Care Facilities
               Authority Bond, Series 1985-B,
               Sisters of Providence (Rabobank Group
               LOC), 3.75%, 10/1/99                                300
    21,200     Washington Public Power Supply System
               Revenue Bonds, Series 1994, Citicorp
               Eagle Trust, 3.97%, 10/7/99                      21,200
     8,000     Washington Public Power Supply System
               Revenue Bonds, Series A, Project No. 2
               (Colld. by U.S. Government Securities),
               7.375%, 7/1/00                                    8,347
     6,000     Washington Public Power Supply System
               Revenue Refunding Bonds, Series B,
               Project No. 3, 7.10%, 7/1/00                      6,154
    11,950     Washington State G.O., Municipal Trust
               Receipts Certificates, SGB-13,
               Series 1993-B, 3.87%, 10/7/99                    11,950

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------



               WASHINGTON - 4.1% (CONT'D.)
  $  7,555     Washington State G.O., Series B,
               4.25%, 1/1/00                                  $  7,573
     3,800     Washington State Housing Finance
               Commission Single Family Program
               VRDN,  Series 1A-S (AMT), 3.00%, 2/1/00           3,800
                                                            ----------
                                                                91,514
                                                            ----------

               WEST VIRGINIA - 0.4%
     1,300     Brooke County IDR, Series 1997 (AMT),
               Star-Kist Foods, Inc. Project (H.J. Heinz Co.
               Gtd.), 3.95%, 10/7/99                             1,300
               Marion County Solid Waste Disposal
               Facilities Revenue VRDN (AMT), Granttown
               Project (National Westminster Bank LOC)
     3,400       Series B, 3.90%, 10/7/99                        3,400
     3,000       Series C, 3.90%, 10/7/99                        3,000
     2,000     Ritchie County IDR VRDN (AMT),
               Simonton Building Products, Inc. Project
               (PNC Bank LOC), 3.95%, 10/7/99                    2,000
                                                            ----------
                                                                 9,700
                                                            ----------
               WISCONSIN - 3.5%
     4,225     Altoona School District BAN,
               3.70%, 4/1/00                                     4,235
     2,500     Luxemburg-Casco School District BAN,
               3.60%, 12/15/99                                   2,501
     4,500     Mauston School District No. 1, BAN,
               3.70%, 4/1/00                                     4,504
     5,800     Medford Area School District BAN,
               4.35%, 12/1/99                                    5,810
     2,950     Milwaukee City Redevelopment VRDN,
               Series 1996 (AMT), Starline Manufacturing,
               Inc. (Harris Trust & Savings Bank LOC),
               3.95%, 10/7/99                                    2,950
     5,515     Milwaukee Metropolitan Sewer District
               G.O. Refunding Bonds, Series 1997A,
               PT 1173, 3.70%, 2/17/00                           5,515
     5,220     Milwaukee Redevelopment Authority
               VRDN, Series 1986 (AMT), Washington
               Square Phase III (La Salle National Bank
               LOC), 4.05%, 10/7/99                              5,220
    10,000     Milwaukee Short Term School Notes
               Trust Receipts Certificates, Series A37,
               3.90%, 10/7/99                                   10,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.4% (CONT'D.)

               WISCONSIN - 3.5% (CONT'D.)
  $  2,350     Mukwonago School District BAN,
               3.75%, 11/1/99                                 $  2,351
     2,000     Oregon Wisconsin G.O. Promissory Notes
               3.70%, 3/15/00                                    2,002
     4,290     Pewaukee IDR VRDN, Series 1992
               (AMT), HUSCO International, Inc. Project
               (Bank One LOC), 3.90%, 10/7/99                    4,290
     6,000     River Falls School District BAN,
               3.75%, 11/1/99                                    6,004
       850     Sheboygan PCR Bonds, Series 1995,
               Wisconsin Electric Co. Project (Wisconsin
               Electric Co. Gtd.), 3.85%, 10/7/99                  850
    11,550     Wisconsin Clean Water Revenue Bonds,
               P-Floats, Series PT-1181,
               3.85%, 8/24/00                                   11,550
       801     Wisconsin Health and Education Revenue
               Bond, Series 1994 A, Sinai Samaritan
               Medical Center Project (M&I Bank LOC),
               3.80%, 10/7/99                                      801
     5,000     Wisconsin Housing and Economic
               Development Authority Home Ownership
               Revenue Bonds, Series I (AMT),
               3.55%, 8/15/00                                    5,000
     5,000     Wisconsin Housing and Economic
               Development Authority Revenue Floating
               Rate Trust Receipts, Series 1997 (AMT),
               4.05%, 10/7/99                                    5,000
                                                            ----------
                                                                78,583
                                                            ----------

               WYOMING - 0.5%
               Lincoln County PCR (AMT),
               Exxon Project
     2,200       Series A, 4.00%, 10/1/99                        2,200
     8,000       Series B, 4.00%, 10/1/99                        8,000
     2,400     Platte PCR Bonds, Series 1984-A,
               Tri-State Generation & Transmission
               Association (Natural Rural Utilities
               Coop Finance Co. LOC), 4.25%, 10/1/99             2,400
                                                            ----------
                                                                12,600
                                                            ----------

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MULTIPLE STATES POOLED SECURITIES - 2.6%
   $15,975     Greystone County Variable Rate Senior
               Certificate Trust, Series 1998-1 (Credit
               Suisse First Boston LOC),
               3.96%, 10/7/99                              $    15,975
    34,415     Pooled Puttable Float Options (AMT),
               PPT-7D (Backed by Various Housing
               Agencies), 3.375%, 2/10/00                       34,415
     6,450     Pooled Puttable Float Option (AMT),
               Series PT6 (Backed by Various Housing
               Agencies), 3.70%, 5/11/00                         6,450
     1,030     Pooled Puttable VRDN, Series PPT2
               (Backed by Alaska HFA & South Dakota
               HDA), 3.78%, 10/1/99                              1,030
                                                            ----------
                                                                57,870
                                                            ----------

               Total Municipal Investments
               (cost $2,220,890)                             2,220,890
                                                            ----------

NUMBER
OF SHARES
(000S)
----------

               OTHER - 0.2%

       657     AIM Tax Free Money Market Fund                      657
       800     Dreyfus Tax-Exempt Cash
               Management Fund                                     800
       321     Federated Tax Free Trust Money Market
               Fund No. 15                                         321
       500     Federated Tax Free Trust Money Market
               Fund No. 73                                         500
     1,300     Provident Municipal Cash Fund (AMT)               1,300
       298     Provident Municipal Fund                            298
                                                            ----------

               Total Other
               (cost $3,876)                                     3,876
                                                            ----------

               Total Investments - 99.6%
               (cost $2,224,766)                             2,224,766

               Other Assets less Liabilities - 0.4%              8,908
                                                            ----------

               NET ASSETS - 100.0%                          $2,233,674
                                                            ==========



See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS - 99.3%

               CALIFORNIA - 92.8%
   $10,000     Alameda County California Board of
               Education TRAN, 3.50%, 6/30/00                 $  9,998
     3,000     Anaheim Union High School District,
               1999 School Facility Bridge COP
               (FSA Insured), 3.50%, 10/7/99                     3,000
     1,400     California HFA Home Mortgage Revenue
               FRN, Merrill P-Floats PT-14,
               Series 1993-B, 3.52%, 10/7/99                     1,400
               California HFA Housing Revenue FRN,
               Merrill P-Floats,
     1,340       Series 1991-G PT-40D (AMT),
                 3.57%, 10/7/99                                  1,340
       115       PT-56 (AMT), 3.57%, 10/7/99                       115
     7,485     California HFA Housing Revenue FRN,
               Series A-2 PT-258 (AMT), SFM Program,
               2.95%, 1/13/00                                    7,485
     7,125     California HFA Multifamily Housing
               Revenue FRN, Series III-D (AMT)
               (Morgan Guaranty Trust LOC),
               3.75%, 10/7/99                                    7,125
    11,500     California Health Facility Finance
               Authority Kaiser Permanente FRN,
               Morgan Stanley Muni Trust, Series 1998-26
               (FSA Insured), 3.52%, 10/7/99                    11,500
               California Health Facility Finance
               Authority Revenue Bonds,
               Catholic Healthcare West (MBIA Insured)
     2,400       Series 1995 D,
                 3.40%, 10/7/99                                  2,400
     3,500       Series 1996 D,
                 3.40%, 10/7/99                                  3,500
     2,800       Series 1997 B,
                 3.40%, 10/7/99                                  2,800
     4,000     California HFA Home Mortgage Revenue
               Bonds, Series D (AMT), 3.02%, 4/30/00             4,000
     2,900     California HFA Multi-Unit Housing
               Revenue FRN, Series 92A CR-231
               (MBIA Insured), 3.55%, 3/1/00                     2,900
     1,100     California Pollution Control Finance
               Authority PCR Bond, Series F, Pacific
               Gas & Electric Co. (Banque Nationale de
               Paris LOC), 3.70%, 10/1/99                        1,100

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               CALIFORNIA - 92.8% (CONT'D.)
    $1,700     California Pollution Control Finance
               Authority Revenue Bond,
               Series 1997 A (AMT), ARCO Project
               (Atlantic Richfield Co. Gtd.),
               3.50%, 10/7/99                                   $1,700
     3,000     California Pollution Control Finance
               Authority Revenue Bond, Series 1997 A,
               Pacific Gas & Electric Co.
               (Toronto-Dominion Bank LOC),
               3.70%, 10/1/99                                    3,000
     7,300     California Pollution Control Finance
               Authority Revenue Bond, Series 1997 B
               (AMT), Air Products Manufacturing Co.
               (Air Products & Chemicals Corp. Gtd.),
               4.00%, 10/7/99                                    7,300
     1,600     California Pollution Control Finance
               Authority Revenue Bond, Series 1997 C
               (AMT), Pacific Gas & Electric Co.
               (KBC Bank LOC), 3.75%, 10/1/99                    1,600
     3,600     California Pollution Control Finance
               Authority Revenue Bond, Series A (AMT)
               Pacific Gas & Electric Co. (UBS AG LOC),
               3.30%, 10/7/99                                    3,600
               California Pollution Control Finance
               Authority Revenue Bond, Shell Oil Co.
               Project 1991 (Shell Oil Co., Gtd.)
     4,450       Series A, 3.45%, 10/1/99                        4,450
     1,450       Series C, 3.45%, 10/1/99                        1,450
     2,800     California School Facilities Financing
               Corp. COP, Series D (KBC Bank LOC),
               3.20%, 10/7/99                                    2,800
     7,455     California State Department of Water
               Resources VRDN,
               ML/SG Muni Trust, Series SG-5,
               3.52%, 10/7/99                                    7,455
     2,000     California State Economic Development
               Finance Authority IDR Bond, Series 1998
               (AMT), Lion Raisins Project
               (Bank of America Corp. LOC),
               3.35%, 10/7/99                                    2,000
     3,500     California State Economic Development
               Finance Authority, Series 1998 D, California
               Independent Systems Operator Corp.
               (Bank of America Corp. LOC),
               4.00%, 10/1/99                                    3,500

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               MUNICIPAL INVESTMENTS -
               99.3% (CONT'D.)

               CALIFORNIA - 92.8% (CONT'D.)
   $20,170     California State G.O. Bank of America Corp.
               Variable Rate Certificate, Series 1997 H
               (Colld. by U.S. Government Securities),
               3.87%, 10/7/99                                  $20,170
               California G.O. Citibank Tender Option
               Bond (FGIC Insured),
     7,400       Series CR-52, 3.67%, 10/7/99                    7,400
     1,500       Series 5027 C, 3.67%, 10/7/99                   1,500
               California State G.O. CP,
     2,400       Series A, 2.95%, 10/8/99                        2,400
     5,000       Series A, 3.10%, 11/8/99                        5,000
     2,900       Series A, 3.10%, 11/9/99                        2,900
     3,415     California State G.O. Tender Option
               Custodial Receipt (MBIA Insured),
               3.80%, 10/7/99                                    3,415
     5,200     California State PCR Bond,
               Series C, Southern California Edison
               Project (Southern California Edison
               Corp. Gtd.), 4.05%, 10/1/99                       5,200
               California State PCR Bond,
               Southern California Edison Project
               (Southern California Edison Corp. Gtd.),
     8,805       4.05%, 10/1/99                                  8,805
     1,000       3.40%, 2/22/00                                  1,000
     2,000       3.40%, 3/7/00                                   2,000
     9,620     California State Various Purpose G.O.
               Bonds Merrill Lynch Floating Rate Receipts
               SG-91 (FGIC Insured),
               3.52%, 10/7/99                                    9,620
     3,500     California Statewide Community
               Development Authority IDR Bonds,
               Series 1998 A (AMT), A & B Die Casting Co.
               (Bank of America Corp. LOC),
               3.40%, 10/7/99                                    3,500
     1,200     California Statewide Community
               Development Authority Multifamily
               Housing Revenue Bond, Series S (AMT)
               Concord Green Apartments (FHLB LOC),
               3.40%, 10/7/99                                    1,200
PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               CALIFORNIA - 92.8% (CONT'D.)
               Chula Vista IDR Bond,
               San Diego Gas & Electric Co.,
  $  2,400       Series 1996 A, 3.50%, 10/1/99                $  2,400
    18,000       Series 1996 B (AMT), 4.15%, 10/1/99            18,000
    17,835     Contra Costa County Home Mortgage
               Revenue Variable Rates Certificates, Series
               1997 C (Colld. by U.S. Government
                Securities), 3.77%, 10/7/99                     17,835
     4,000     Desert Sands California Unified School
               District 1999 TRAN,
               3.50%, 7/7/00                                     4,011
     1,625     Eastern Municipal Water District of
               California COP (Colld. by U.S.
               Government Securities),
               6.80%, 11/1/99                                    1,630
     5,000     Elk Grove California Unified School
               District 1999-2000 TRAN,
               4.50%, 6/30/00                                    5,040
     2,200     Irvine City Assessment District 97-17
               Limited Obligation Improvement Bond
               (HypoVereinsbank LOC),
               3.50%, 10/1/99                                    2,200
     4,500     Irvine Ranch Consolidated Water
               District 2, 102, 103 & 206 Water and
               Sewer FRN, Series 1993 B (Toronto
               Dominion Co. LOC), 3.60%, 10/1/99                 4,500
     5,100     Irvine Ranch Consolidated Water
               Districts 105, 140, 240 & 250, Series 95
               (Commerzbank A.G. LOC),
               3.50%, 10/1/99                                    5,100
     4,000     Irvine Ranch Consolidated Water
               Districts 284 Project,
               (Landesbank Hessen Thuringen
               Girozentral LOC),
               3.95%, 10/1/99                                    4,000
     1,000     Irvine Ranch Consolidated Water District
               Refunding Bond, Series 1985 B
               (Landesbank Hessen Thuringen
               Girozentral LOC), 3.95%, 10/1/99                  1,000
     1,100     Irvine Ranch Water District Refunding
               Bond, Districts 102, 103 & 105
               (Commerzbank A.G. LOC),
               3.50%, 10/1/99                                    1,100

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CALIFORNIA - 92.8% (CONT'D.)
    $3,900     Irvine Ranch Water District 282-A
               Revenue Bond (Landesbank
               Hessen Thuringen Girozentral LOC),
               3.95%, 10/1/99                                   $3,900
     2,500     Irvine Ranch Water District Revenue Bond,
               Series 1985 (Landesbank Hessen Thuringen
               Girozentral LOC), 3.50%, 10/1/99                  2,500
     2,100     Irvine Ranch Water District Revenue Bond,
               Series 1991 (National Westminster Bank
                LOC), 3.50%, 10/1/99                             2,100
     3,700     Kern County Public Facilities Project COP,
               Series A (UBS A.G. LOC),
               3.40%, 10/7/99                                    3,700
     2,700     Livermore Multifamily Housing Revenue
               Bond, Series A (AMT), Portola Meadows
               Apartments (Bank of America Corp. LOC),
               3.45%, 10/7/99                                    2,700
     3,000     Long Beach TRAN, Series 1998-99,
               4.00%, 10/5/99                                    3,000
     1,700     Los Angeles City Multifamily Housing
               Revenue Refunding Bond,
               Series 1995 D (AMT), Coral Wood Court
               Project (Union Bank of California LOC),
               4.00%, 10/6/99                                    1,700
     3,000     Los Angeles City Schools Pooled Financing
               Program TRAN, Series 1999 A,
               4.00%, 6/30/00                                    3,019
     7,075     Los Angeles Community Development
               VRDN, Promenade Towers
               (Barclays Bank LOC), 3.45%, 10/7/99               7,075
     1,525     Los Angeles Convention and Exhibition
               Center Revenue VRDN,
               Merrill P-Floats, Series 1993 PA-88 (MBIA
               Insured), 3.52%, 10/7/99                          1,525
     3,100     Los Angeles County Metropolitan
               Transportation Authority
               Proposition C Sales Tax Revenue Bond
               (MBIA Insured), 3.40%, 10/7/99                    3,100
       300     Los Angeles County Metropolitan
               Transportation Authority Refunding
               Bond, ML/SG Muni Trust, SGB-1
               (FSA Insured), Union Station Project,
               3.62%, 10/7/99                                      300

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               CALIFORNIA - 92.8% (CONT'D.)
  $  4,200     Los Angeles State Housing Revenue Bond,
               Series 1996-6A, Clipper Trust Certificates
               (AMT) (Colld. by FNMA Securities),
               3.31%, 10/7/99                                  $ 4,200
               Metropolitan Water District of Southern
               California CP, Series B,
    10,400       2.90%, 10/8/99                                 10,400
     1,000       3.35%, 3/7/00                                   1,000
     1,100     Metropolitan Water District of Southern
               California Refunding Bonds,
               Series 1996 A (AMBAC Insured),
               3.40%, 10/7/99                                    1,100
     3,400     Moorpark Unified School
               District 1999-2000 TRAN,
               3.50%, 6/30/00                                    3,400
     6,000     Moreno Valley Unified School
               District 1999-2000 TRAN,
               4.00%, 6/30/00                                    6,026
     2,000     Mountain View Los Altos Unified High
               School District 1999 TRAN,
               3.50%, 6/30/00                                    2,006
     2,000     Mountain View Unified School
               District 1999 TRAN,
               3.50%, 6/30/00                                    2,006
     5,300     Orange County Apartment Development
               Housing Revenue FRN,
               Series 1985 T, Monarch Laguna Association
               (Bank of America Corp. LOC),
               3.25%, 10/7/99                                    5,300
    13,195     Orange County Apartment Development
               Housing Revenue FRN,
               Series 1992 B, Aliso Creek Project
               (Wells Fargo & Co. LOC),
               3.40%, 10/7/99                                   13,195
     4,000     Orange County Apartment Development
               Housing Revenue FRN,
               Wood Canyon Villas Issue B of 1991
               (Bank of America Corp. LOC),
               3.55%, 10/7/99                                    4,000
     4,000     Orange County Sanitation
               Districts 1-3, 5-7 & 11
               COP, Series 1992 (AMBAC Insured),
               3.40%, 10/7/99                                    4,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               MUNICIPAL INVESTMENTS -
               99.3% (CONT'D.)

               CALIFORNIA - 92.8% (CONT'D.)
    $1,000     Orange County Sanitation
               Districts 1-3, 5-7 & 11 Bond,
               Series 1993 A (AMBAC Insured),
               3.50%, 10/1/99                                   $1,000
     3,600     Perris Unified High School
               District 1999-2000 TRAN,
               3.50%, 6/30/00                                    3,600
     1,080     Placer County Office of Education TRAN,
               4.125%, 10/1/00                                   1,085
     4,390     Regents of the University of California
               Refunding Revenue Bonds,
               Series C, ML/SG Muni Trust, SG-24,
               3.52%, 10/7/99                                    4,390
     1,041     Riverside County Multifamily Housing
               Revenue FRN, Series 1992A, Ambergate
               Apartments (Union Bank of California
               LOC), 3.65%, 10/7/99                              1,041
     1,800     Riverside County Public Facilities Project
               COP, Series 1985 (National Westminster
               Bank PLC LOC),
               3.25%, 10/7/99                                    1,800
     6,100     Riverside County School Finance
               Authority RAN, Series B,
               3.45%, 10/1/99                                    6,100
     2,400     Rocklin Unified School District TRAN,
               4.125%, 10/1/00                                   2,411
     4,000     Sacramento City Finance Authority Lease
               Revenue Refunding Bond,
               Series 1997 SAK 18 (AMBAC Insured),
               3.95%, 10/7/99                                    4,000
     3,100     Sacramento-Yolo Port District VRDN,
               Series 1997 A (AMT), California Free Trade
               Zone Project (Wells Fargo & Co. LOC),
               3.55%, 10/7/99                                    3,100
     8,000     San Bernardino County 1999 TRAN,
               3.75%, 9/29/00                                    8,018
     7,005     San Diego County 1999 TRAN,
               5.00%, 9/29/00                                    7,114
    10,000     San Diego HDA Multifamily
               Housing Revenue Bond, La Cima
               Apartments (FHLMC Gtd.),
               3.40%, 10/7/99                                   10,000

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------


               CALIFORNIA - 92.8% (CONT'D.)
   $ 5,000     San Diego Unified School
               District 1999-2000 TRAN, 4.25%, 9/29/00        $  5,043
     3,955     San Diego Public Facilities Financing
               Authority Bond, ML/SG Muni Trust SG-14
               (AMBAC Insured),
               3.52%, 10/7/99                                    3,955
     6,000     San Francisco City and County Airport
               Commission International Airport Revenue
               FRN (AMT), Susquehanna Structured
               Projects SSP-4 (AMBAC Insured),
               3.63%, 10/7/99                                    6,000
    12,500     San Francisco City and County
               Redevelopment Agency (AMT),
               1999C Multifamily Housing Bond,
               3rd & Mission (HypoVereinsbank LOC),
               3.45%, 10/7/99                                   12,500
     4,975     San Francisco City and County Variable
               Rate Certificates, Series 1996-AA6
               (FGIC Insured), 3.82%, 10/7/99                    4,975
     1,800     San Leandro Multifamily
               Revenue Bonds, Series 1989 A, Parkside
               Commons Apartment (FNMA Gtd.),
               3.25%, 10/7/99                                    1,800
       645     Santa Clara County Housing Authority
               Multifamily VRDN, Series A (AMT),
               Avenida Espana Gardens
               (Union Bank of California LOC),
               3.75%, 10/7/99                                      645
     1,200     Tustin Limited Tax G.O. Improvement
               Bond, Series A, Reassessment District 95-2
               (KBC Bank LOC),
               3.50%, 10/1/99                                    1,200
                                                            ----------
                                                               419,473
                                                            ----------

See Notes to the Financial Statements.

                                                NORTHERN FUNDS Semiannual Report

PRINCIPAL
AMOUNT                                                           VALUE
(000S)                                                          (000S)
---------------------------------------------------------------------------

               PUERTO RICO-6.5%
               Government Development Bank for Puerto
               Rico Tax-Exempt CP,
   $10,000       3.25%, 1/26/00                              $  10,000
    11,438       3.40%, 2/16/00                                 11,438
     3,000       3.40%, 2/24/00                                  3,000
     4,800     Puerto Rico Commonwealth Highway
               and Transportation Authority
               Transportation Revenue Bond, Series A
               (AMBAC Insured), 3.45%, 10/7/99                   4,800
                                                            ----------
                                                                29,238
                                                            ----------
               Total Municipal Investments
               (cost $448,711 )                                448,711
                                                            ----------


NUMBER
OF SHARES
(000S)
-----------


               OTHER - 0.2%

        56     Federated Tax-Exempt
               Money Market Fund No. 80                             56
       993     Provident Institutional California
               Money Fund No. 52                                   993
                                                            ----------

               Total Other (cost $1,049)                         1,049
                                                            ----------

               Total Investments - 99.5%
               (cost $449,760)                                 449,760

               Other Assets less Liabilities - 0.5%              2,054
                                                            ----------

               NET ASSETS - 100.0%                            $451,814
                                                            ==========


See Notes to the Financial Statements.

NOTES TO THE
FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

1.  ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
   The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

D EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.


E DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.
        Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
        The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.
        During the year ended September 30, 1999, all of the dividends derived from net investment income paid by each of the Municipal Money Market and California Municipal Money Market Funds were "exempt-interest dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the California Municipal Money Market were "California exempt-interest dividends," exempt from California state personal income tax.

                                                NORTHERN FUNDS Semiannual Report

F FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.


3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 1999, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                   ANNUAL          ADVISORY
                                  ADVISORY        FEES AFTER     EXPENSE
                                    FEES           WAIVERS     LIMITATIONS
-------------------------------------------------------------------------------
Money Market                        0.60%          0.40%          0.55%
U.S. Government
    Money Market                    0.60%          0.40%          0.55%
U.S. Government Select
    Money Market                    0.60%          0.40%          0.55%
Municipal Money
    Market                          0.60%          0.40%          0.55%
California Municipal
    Money Market                    0.60%          0.40%          0.55%
------------------------------------------------------------------------------

   Until October 1, 1999, the Funds had an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services. Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the six months ended September 30, 1999, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations. The waivers and reimbursements of Northern Trust and Sunstone described above are voluntary and may be terminated by them at any time at their discretion.

4.  BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
   There were no outstanding borrowings as of September 30, 1999.

5.  SUBSEQUENT EVENTS

On October 1, 1999, Northern Trust and First Data Investor Services Group, Inc. became the Funds' co-administrators. Prior to October 1, 1999, Sunstone Financial Group, Inc. served as the Funds' administrator.

On October 1, 1999, Northern Funds Distributors, LLC, the Funds' distributor, was acquired by Provident Distributors, Inc. an independently owned and operated broker/dealer based in West Conshohocken, Pennsylvania.

This page intentionally left blank.

(BACK COVER)

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.


Northern Funds Distributors, LLC,
Distributor

                                                                       NF4110999

(logo)
NORTHERN FUNDS

P.O. Box 75986
Chicago, IL  60690-6319
(800) 595-9111